UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

August 31, 2012

Columbia Convertible Securities Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Convertible Securities Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Convertible Securities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	27
Approval of Investment Management Services Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Convertible Securities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Convertible Securities Fund (the Fund) Class A shares returned -1.07% excluding sales charges for the six-month period ended August 31, 2012.

>  The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) All Convertibles All Qualities Index, which returned 0.67% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/25/87
Excluding sales charges		-1.07	7.44	1.92	6.21
Including sales charges		-6.73	1.24	0.72	5.58
Class B	07/15/98
Excluding sales charges		-1.40	6.66	1.16	5.42
Including sales charges		-6.28	1.66	0.82	5.42
Class C	10/21/96
Excluding sales charges		-1.44	6.72	1.16	5.41
Including sales charges		-2.42	5.72	1.16	5.41
Class I *	09/27/10	-0.90	7.80	2.06	6.28
Class R *	11/16/11	-1.22	7.18	1.53	5.78
Class W *	11/16/11	-1.06	7.40	1.78	6.04
Class Z	05/21/99	-0.95	7.70	2.20	6.48
BofAML All Convertibles All Qualities Index		0.67	8.39	3.16	7.34

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Bank of America Merrill Lynch (BofAML) All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Convertible Securities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at September 30, 2012)
Gilead Sciences, Inc., 1.625% 05/01/16	2.5
EMC Corp., 1.750% 12/01/13	2.4
Intel Corp., 3.250% 08/01/39	2.2
United Technologies Corp., 7.500%	2.1
priceline.com, Inc., 1.000% 03/15/18	2.0
MGM Resorts International, 4.250% 04/15/15	2.0
Dendreon Corp., 2.875% 01/15/16	2.0
Citigroup, Inc., 7.500%	1.9
Bank of America Corp., 7.250%	1.9
Lennar Corp., 3.250% 11/15/21	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	1.0
Financials	1.0
Convertible Preferred Stocks	21.7
Consumer Discretionary	0.7
Consumer Staples	1.1
Energy	3.7
Financials	9.8
Industrials	3.7
Information Technology	0.6
Utilities	2.1
Convertible Bonds	75.7
Consumer Discretionary	12.4
Consumer Staples	0.9
Energy	3.2
Financials	5.8
Health Care	20.0
Industrials	7.2
Materials	4.7
Telecommunication Services	20.8
Utilities	0.7
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2012
3

Columbia Convertible Securities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.30	1,019.51	5.67	5.75	1.13
Class B	1,000.00	1,000.00	986.00	1,015.73	9.41	9.55	1.88
Class C	1,000.00	1,000.00	985.60	1,015.73	9.41	9.55	1.88
Class I	1,000.00	1,000.00	991.00	1,021.42	3.76	3.82	0.75
Class R	1,000.00	1,000.00	987.80	1,018.25	6.91	7.02	1.38
Class W	1,000.00	1,000.00	989.40	1,019.51	5.67	5.75	1.13
Class Z	1,000.00	1,000.00	990.50	1,020.77	4.42	4.48	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Convertible Securities Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 1.0%

Issuer	Shares	Value ($)
Financials 1.0%
Insurance 0.5%
Hartford Financial Services Group, Inc.	140,000	2,510,200
Real Estate Investment Trusts (REITs) 0.5%
Digital Realty Trust, Inc.	35,000	2,607,850
Total Financials		5,118,050
Total Common Stocks (Cost: $5,293,687)		5,118,050

Convertible Preferred Stocks 21.4%

Consumer Discretionary 0.7%
Auto Components 0.7%
Goodyear Tire & Rubber Co., (The), 5.875%	80,000	3,595,000
Total Consumer Discretionary		3,595,000
Consumer Staples 1.1%
Food Products 1.1%
Bunge Ltd., 4.875%	61,900	5,856,823
Total Consumer Staples		5,856,823
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Apache Corp., 6.000%(a)	74,000	3,621,375
Chesapeake Energy Corp., 5.000%	73,100	5,592,150
Chesapeake Energy Corp., 5.750%(b)	5,500	5,032,500
Energy XXI Bermuda Ltd., 5.625%	7,600	2,677,100
Whiting Petroleum Corp., 6.250%	10,500	2,184,000
Total		19,107,125
Total Energy		19,107,125
Financials 9.7%
Capital Markets 0.3%
UBS AG, 6.750%(a)	80,000	1,510,000
Commercial Banks 1.1%
Fifth Third Bancorp, 8.500%	40,350	5,744,831
Diversified Financial Services 4.5%
AMG Capital Trust II, 5.150%	95,000	4,352,188
Bank of America Corp., 7.250%	9,000	9,506,250
Citigroup, Inc., 7.500%	105,000	9,702,000
Total		23,560,438

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
Insurance 1.0%
MetLife, Inc., 5.000%	83,000	5,597,520
Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc., 7.000%	210,000	5,762,400
Health Care REIT, Inc., 6.500%	159,000	8,804,625
Total		14,567,025
Total Financials		50,979,814
Industrials 3.6%
Aerospace & Defense 2.0%
United Technologies Corp., 7.500%	190,045	10,608,312
Professional Services 0.9%
Nielsen Holdings NV, 6.250%	90,000	4,854,600
Road & Rail 0.7%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%(b)	420,000	3,477,600
Total Industrials		18,940,512
Information Technology 0.6%
IT Services 0.6%
Unisys Corp., 6.250%	46,000	2,870,400
Total Information Technology		2,870,400
Utilities 2.1%
Electric Utilities 2.1%
NextEra Energy, Inc., 5.599%	110,000	5,527,500
PPL Corp., 8.750%(a)	100,000	5,499,000
Total		11,026,500
Total Utilities		11,026,500
Total Convertible Preferred Stocks (Cost: $115,280,745)		112,376,174

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Convertible Bonds 74.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 1.9%
Air Lease Corp. Senior Unsecured(a)(b) 12/01/18	3.875%	4,000,000	4,109,600
Continental Airlines, Inc. Senior Unsecured 01/15/15	4.500%	2,450,000	3,041,062
JetBlue Airways Corp. Senior Unsecured 10/15/38	5.500%	1,620,000	1,980,450
U.S. Airways Group, Inc. Senior Unsecured 05/15/14	7.250%	455,000	1,103,944
Total			10,235,056
Automotive 2.7%
Ford Motor Co. Senior Unsecured 11/15/16	4.250%	3,800,000	5,175,980
Navistar International Corp. Senior Subordinated Notes(a) 10/15/14	3.000%	5,700,000	5,101,500
TRW Automotive, Inc. 12/01/15	3.500%	2,400,000	3,940,224
Total			14,217,704
Building Materials 0.8%
Cemex SAB de CV Subordinated Notes 03/15/16	3.250%	3,270,000	3,045,187
03/15/18	3.750%	1,500,000	1,389,375
Total			4,434,562
Chemicals 0.1%
ShengdaTech, Inc. Senior Notes(b)(c)(d)(e) 12/15/15	6.000%	2,430,000	362,131
Consumer Cyclical Services 1.7%
Avis Budget Group, Inc. Senior Notes 10/01/14	3.500%	3,250,000	4,066,562
Coinstar, Inc. Senior Unsecured 09/01/14	4.000%	1,420,000	2,011,075
MasTec, Inc. 06/15/14	4.000%	2,306,000	3,072,745
Total			9,150,382

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.1%
Sterlite Industries India Ltd. Senior Unsecured 10/30/14	4.000%	6,420,000	5,962,575
Electric 0.7%
Covanta Holding Corp. Senior Unsecured 06/01/14	3.250%	3,050,000	3,583,750
Entertainment 0.7%
Take-Two Interactive Software, Inc. Senior Unsecured(b) 12/01/16	1.750%	3,940,000	3,562,548
Food and Beverage 0.2%
Chiquita Brands International, Inc. Senior Unsecured 08/15/16	4.250%	1,277,000	1,018,408
Gaming 2.0%
MGM Resorts International 04/15/15	4.250%	10,150,000	10,251,500
Health Care 8.1%
Alere, Inc. Senior Subordinated Notes(a) 05/15/16	3.000%	3,095,000	2,831,925
HeartWare International, Inc. Senior Unsecured(a) 12/15/17	3.500%	2,650,000	3,170,062
Hologic, Inc. Senior Unsecured(f) 03/01/42	2.000%	5,520,000	5,362,796
Insulet Corp. Senior Unsecured 06/15/16	3.750%	4,220,000	4,672,384
Integra LifeSciences Holdings Corp. 12/15/16	1.625%	3,180,000	3,143,605
Molina Healthcare, Inc. Senior Unsecured(a) 10/01/14	3.750%	2,700,000	2,970,000
NuVasive, Inc. Senior Unsecured(a) 07/01/17	2.750%	5,210,000	4,899,484
Omnicare, Inc. 04/01/42	3.750%	4,080,000	3,871,043
Omnicare, Inc.(a) 12/15/25	3.750%	1,950,000	2,644,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Volcano Corp. Senior Unsecured 09/01/15	2.875%	2,130,000	2,557,108
WebMD Health Corp. Senior Unsecured 01/31/18	2.500%	5,790,000	4,740,562
Wright Medical Group, Inc. Senior Unsecured(a)(b) 09/01/17	2.000%	1,655,000	1,746,207
Total			42,609,864
Home Construction 1.8%
Lennar Corp.(b) 11/15/21	3.250%	6,020,000	9,406,250
Independent Energy 2.4%
Chesapeake Energy Corp. 11/15/35	2.750%	2,720,000	2,543,200
Endeavour International Corp. 07/15/16	5.500%	3,450,000	3,113,625
Newpark Resources, Inc. Senior Unsecured 10/01/17	4.000%	2,950,000	2,983,925
Stone Energy Corp.(b) 03/01/17	1.750%	4,200,000	3,864,000
Total			12,504,750
Lodging 0.5%
Home Inns & Hotels Management, Inc. Senior Unsecured 12/15/15	2.000%	400,000	329,000
Home Inns & Hotels Management, Inc.(b) Senior Unsecured 12/15/15	2.000%	3,020,000	2,483,950
Total			2,812,950
Media Non-Cable 1.1%
Liberty Interactive LLC Senior Unsecured 03/15/31	3.250%	6,500,000	5,947,500
Metals 3.8%
Horsehead Holding Corp. Senior Notes 07/01/17	3.800%	2,670,000	2,465,678
Jaguar Mining, Inc. Senior Unsecured 03/31/16	5.500%	3,500,000	1,723,750

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James River Coal Co. Senior Unsecured 12/01/15	4.500%	5,890,000	2,413,198
Molycorp, Inc. Senior Unsecured 09/01/17	6.000%	950,000	1,064,570
Molycorp, Inc.(a) Senior Unsecured 06/15/16	6.000%	4,530,000	3,109,845
Royal Gold, Inc. Senior Unsecured 06/15/19	2.875%	3,800,000	4,273,404
United States Steel Corp. Senior Unsecured 05/15/14	4.000%	4,700,000	4,764,625
Total			19,815,070
Non-Captive Consumer 1.6%
DFC Global Corp. Senior Unsecured(b) 04/15/17	3.250%	7,514,000	8,307,028
Oil Field Services 0.8%
Hornbeck Offshore Services, Inc.(b) 09/01/19	1.500%	4,266,000	4,340,655
Other Financial Institutions 1.1%
Ares Capital Corp. Senior Unsecured(b) 03/15/17	4.875%	5,700,000	5,787,609
Other Industry 1.7%
Altra Holdings, Inc. 03/01/31	2.750%	3,390,000	3,373,050
General Cable Corp. Subordinated Notes(f) 11/15/29	4.500%	3,000,000	3,037,500
WESCO International, Inc. 09/15/29	6.000%	1,200,000	2,599,500
Total			9,010,050
Pharmaceuticals 11.6%
Akorn, Inc. 06/01/16	3.500%	1,380,000	2,394,300
Corsicanto Ltd.(b) 01/15/32	3.500%	1,590,000	2,844,113
Dendreon Corp. Senior Unsecured 01/15/16	2.875%	15,520,000	10,212,672

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Health Solutions, Inc. Senior Subordinated Notes 04/15/15	1.750%	4,320,000	5,302,800
Gilead Sciences, Inc. Senior Unsecured 05/01/16	1.625%	9,000,000	12,732,840
InterMune, Inc. Senior Unsecured 09/15/18	2.500%	4,967,000	3,681,789
Medicis Pharmaceutical Corp. Senior Unsecured 06/01/17	1.375%	2,850,000	2,807,250
Medivation, Inc. Senior Unsecured(a) 04/01/17	2.625%	3,320,000	4,328,450
Mylan, Inc. 09/15/15	3.750%	1,520,000	2,831,000
Onyx Pharmaceuticals, Inc. Senior Unsecured 08/15/16	4.000%	1,140,000	2,235,825
Regeneron Pharmaceuticals, Inc. Senior Unsecured(b) 10/01/16	1.875%	1,715,000	3,196,331
Salix Pharmaceuticals Ltd. Senior Notes(b) 03/15/19	1.500%	4,740,000	4,708,270
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes 10/01/15	3.350%	3,100,000	3,894,375
Total			61,170,015
Railroads 0.7%
Greenbrier Companies, Inc. Senior Unsecured 04/01/18	3.500%	4,500,000	3,881,250
REITs 3.1%
Boston Properties LP Senior Unsecured 05/15/36	3.750%	4,500,000	5,253,750
Forest City Enterprises, Inc. Senior Unsecured 08/15/18	4.250%	5,190,000	5,248,387
SL Green Operating Partnership LP(b) 10/15/17	3.000%	4,800,000	5,544,000
Total			16,046,137

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 2.0%
priceline.com, Inc. Senior Unsecured(a)(b) 03/15/18	1.000%	9,900,000	10,333,818
Technology 17.0%
Concur Technologies, Inc. Senior Unsecured(b) 04/15/15	2.500%	2,000,000	3,010,000
DST Systems, Inc. Senior Unsecured(f) 08/15/23	0.000%	3,200,000	3,772,000
DealerTrack Holdings, Inc.(b) 03/15/17	1.500%	3,600,000	3,762,000
EMC Corp. Senior Unsecured 12/01/13	1.750%	7,400,000	12,302,500
Equinix, Inc. Subordinated Notes 10/15/14	3.000%	2,260,000	4,294,000
Intel Corp. 08/01/39	3.250%	8,500,000	11,018,125
Ixia Senior Notes(a) 12/15/15	3.000%	4,000,000	4,510,000
Mentor Graphics Corp.(a) 04/01/31	4.000%	8,000,000	9,180,000
Micron Technology, Inc. Senior Unsecured(b) 05/01/32	3.125%	6,750,000	6,354,639
Novellus Systems, Inc. Senior Unsecured 05/15/41	2.625%	3,000,000	3,480,900
Nuance Communications, Inc. Senior Unsecured(a)(b) 11/01/31	2.750%	5,340,000	6,087,333
ON Semiconductor Corp.(a) 12/15/26	2.625%	3,580,000	3,705,300
Powerwave Technologies, Inc. Subordinated Notes(a) 10/01/27	3.875%	1,900,000	142,500
Salesforce.com, Inc. Senior Unsecured 01/15/15	0.750%	2,000,000	3,575,000
TIBCO Software, Inc. Senior Unsecured(b) 05/01/32	2.250%	5,300,000	5,342,241
TTM Technologies, Inc. Senior Unsecured 05/15/15	3.250%	4,000,000	4,160,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TiVo, Inc. Senior Unsecured(b) 03/15/16	4.000%	3,900,000	4,480,125
Total			89,176,663
Textile 0.8%
Iconix Brand Group, Inc. Senior Subordinated Notes(b) 06/01/16	2.500%	4,500,000	4,440,150
Tobacco 0.7%
Vector Group Ltd. Senior Unsecured(f) 06/15/26	3.875%	3,153,000	3,417,064
Transportation Services 1.5%
DryShips, Inc. Senior Unsecured 12/01/14	5.000%	7,000,000	5,460,000
Wabash National Corp. 05/01/18	3.375%	2,700,000	2,607,428
Total			8,067,428
Wireless 1.6%
InterDigital, Inc. Senior Unsecured(a) 03/15/16	2.500%	5,330,000	5,423,275
Leap Wireless International, Inc. Senior Unsecured 07/15/14	4.500%	2,970,000	2,791,800
Total			8,215,075
Wirelines 0.9%
Ciena Corp. Senior Unsecured(b) 10/15/18	3.750%	4,500,000	4,745,745
Total Convertible Bonds (Cost: $387,973,970)			392,813,687

Money Market Funds 1.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.164%(g)(h)	8,537,175	8,537,175

Total Money Market Funds (Cost: $8,537,175)	8,537,175

Investments of Cash Collateral Received for Securities on Loan 8.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Commercial Paper 0.2%
Suncorp Metway Ltd. 10/09/12	0.450%	999,225	999,225
Repurchase Agreements 8.0%
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $5,499,477(i)	0.150%	5,499,386	5,499,386
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $25,000,667(i)	0.240%	25,000,000	25,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $10,000,256(i)	0.230%	10,000,000	10,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $1,500,053(i)	0.320%	1,500,000	1,500,000
Total			41,999,386
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $42,998,611)			42,998,611
Total Investments (Cost: $560,084,188)			561,843,697
Other Assets & Liabilities, Net			(36,297,101)
Net Assets			525,546,596

Notes to Portfolio of Investments

(a)  At August 31, 2012, security was partially or fully on loan.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $117,328,843 or 22.33% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $362,131, representing 0.07% of net assets. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdaTech, Inc. Senior Notes 12/15/15 6.000%	12/10/10 - 12/21/10	2,434,408

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2012, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(f)  Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.

(g)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	368,531	82,390,137	(74,221,493)	8,537,175	7,489	8,537,175

(i)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	5,609,377
Total market value of collateral securities	5,609,377
Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	3,004,308
Fannie Mae REMICS	7,822,529
Freddie Mac Non Gold Pool	851,870
Freddie Mac Reference REMIC	211
Freddie Mac REMICS	4,536,138
Ginnie Mae I Pool	23,748
Ginnie Mae II Pool	273,525
Government National Mortgage Association	8,988,351
Total market value of collateral securities	25,500,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Nomura Securities (0.230%)
Fannie Mae Pool	7,002,669
Freddie Mac Gold Pool	3,197,331
Total market value of collateral securities	10,200,000
Security Description	Value ($)
Pershing LLC (0.320%)
Fannie Mae REMICS	359,581
Federal Home Loan Banks	7,143
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	88,072
Ginnie Mae I Pool	214,287
Ginnie Mae II Pool	498,829
Government National Mortgage Association	22,211
United States Treasury Note/Bond	339,876
Total market value of collateral securities	1,530,000

Abbreviation Legend

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	5,118,050	—	—	5,118,050
Convertible Preferred Stocks
Consumer Discretionary	3,595,000	—	—	3,595,000
Consumer Staples	—	5,856,823	—	5,856,823
Energy	5,805,375	13,301,750	—	19,107,125
Financials	39,355,226	11,624,588	—	50,979,814
Industrials	10,608,312	8,332,200	—	18,940,512
Information Technology	2,870,400	—	—	2,870,400
Utilities	5,499,000	5,527,500	—	11,026,500
Total Equity Securities	72,851,363	44,642,861	—	117,494,224
Bonds
Convertible Bonds
Chemicals	—	—	362,131	362,131
All Other Industries	—	392,451,556	—	392,451,556
Total Bonds	—	392,451,556	362,131	392,813,687
Other
Money Market Funds	8,537,175	—	—	8,537,175
Investments of Cash Collateral Received for Securities on Loan	—	42,998,611	—	42,998,611
Total Other	8,537,175	42,998,611	—	51,535,786
Total	81,388,538	480,093,028	362,131	561,843,697

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, August 31, 2012.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, August 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$53,964,096	$5,975,400	$5,975,400	$53,964,096

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Convertible Bonds ($)
Balance as of February 29, 2012	362,131
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2012	362,131

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Certain Convertible Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Convertible Securities Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $508,548,402)	$510,307,911
Affiliated issuers (identified cost $8,537,175)	8,537,175
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $999,225)	999,225
Repurchase agreements (identified cost $41,999,386)	41,999,386
Total investments (identified cost $560,084,188)	561,843,697
Receivable for:
Capital shares sold	3,373,535
Dividends	337,883
Interest	3,576,387
Reclaims	10,611
Expense reimbursement due from Investment Manager	2,727
Prepaid expenses	6,024
Total assets	569,150,864
Liabilities
Due upon return of securities on loan	42,998,611
Payable for:
Capital shares purchased	453,525
Investment management fees	10,788
Distribution and service fees	2,014
Transfer agent fees	51,689
Administration fees	851
Compensation of board members	80,695
Other expenses	6,095
Total liabilities	43,604,268
Net assets applicable to outstanding capital stock	$525,546,596
Represented by
Paid-in capital	$578,959,638
Undistributed net investment income	2,212,742
Accumulated net realized loss	(57,385,293)
Unrealized appreciation (depreciation) on:
Investments	1,759,509
Total — representing net assets applicable to outstanding capital stock	$525,546,596
*Value of securities on loan	$42,337,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Convertible Securities Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$186,921,167
Shares outstanding	12,794,301
Net asset value per share	$14.61
Maximum offering price per share(a)	$15.50
Class B
Net assets	$1,858,858
Shares outstanding	129,559
Net asset value per share	$14.35
Class C
Net assets	$18,540,831
Shares outstanding	1,272,914
Net asset value per share	$14.57
Class I
Net assets	$167,671,753
Shares outstanding	11,450,907
Net asset value per share	$14.64
Class R
Net assets	$1,941,630
Shares outstanding	133,004
Net asset value per share	$14.60
Class W
Net assets	$23,319,912
Shares outstanding	1,598,324
Net asset value per share	$14.59
Class Z
Net assets	$125,292,445
Shares outstanding	8,563,898
Net asset value per share	$14.63

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Convertible Securities Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,494,060
Dividends — affiliated issuers	7,489
Interest	6,909,851
Income from securities lending — net	128,067
Foreign taxes withheld	(3,841)
Total income	10,535,626
Expenses:
Investment management fees	2,018,626
Distribution fees
Class B	9,025
Class C	72,108
Class R	4,974
Service fees
Class B	3,008
Class C	24,036
Class W	27,442
Distribution and service fees — Class A	236,534
Transfer agent fees
Class A	232,646
Class B	2,910
Class C	23,630
Class R	2,447
Class W	26,465
Class Z	154,013
Administration fees	159,146
Compensation of board members	15,682
Custodian fees	5,836
Printing and postage fees	45,593
Registration fees	57,998
Professional fees	22,016
Other	15,738
Total expenses	3,159,873
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(543,660)
Expense reductions	(1,854)
Total net expenses	2,614,359
Net investment income	7,921,267
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,540,742
Foreign currency translations	115
Net realized gain	1,540,857
Net change in unrealized appreciation (depreciation) on:
Investments	(15,929,414)
Net change in unrealized (depreciation)	(15,929,414)
Net realized and unrealized loss	(14,388,557)
Net decrease in net assets from operations	$(6,467,290)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Convertible Securities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012(a)
Operations
Net investment income	$7,921,267	$15,647,501
Net realized gain	1,540,857	16,675,985
Net change in unrealized (depreciation)	(15,929,414)	(40,544,999)
Net decrease in net assets resulting from operations	(6,467,290)	(8,221,513)
Distributions to shareholders
Net investment income
Class A	(2,792,661)	(5,825,865)
Class B	(27,333)	(130,520)
Class C	(215,560)	(409,894)
Class I	(2,881,057)	(4,448,990)
Class R	(28,020)	(22)
Class W	(368,769)	(23)
Class Z	(2,038,113)	(4,429,884)
Total distributions to shareholders	(8,351,513)	(15,245,198)
Increase (decrease) in net assets from capital stock activity	(29,022,343)	84,968,676
Total increase (decrease) in net assets	(43,841,146)	61,501,965
Net assets at beginning of period	569,387,742	507,885,777
Net assets at end of period	$525,546,596	$569,387,742
Undistributed net investment income	$2,212,742	$2,642,988

(a) Class R and Class W shares are for the period from November 16, 2011 (commencement of operations) to February 29, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Convertible Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	724,315	10,476,530	2,272,231	33,487,733
Distributions reinvested	85,023	1,230,741	158,265	2,252,369
Redemptions	(1,271,987)	(18,504,206)	(3,615,035)	(52,730,837)
Net decrease	(462,649)	(6,796,935)	(1,184,539)	(16,990,735)
Class B shares
Subscriptions	1,164	17,076	21,036	302,932
Distributions reinvested	908	12,948	2,689	38,136
Redemptions(b)	(83,209)	(1,194,275)	(604,151)	(8,791,016)
Net decrease	(81,137)	(1,164,251)	(580,426)	(8,449,948)
Class C shares
Subscriptions	77,742	1,142,494	338,701	5,009,845
Distributions reinvested	7,103	102,577	13,798	195,556
Redemptions	(158,554)	(2,295,465)	(406,435)	(5,811,801)
Net decrease	(73,709)	(1,050,394)	(53,936)	(606,400)
Class I shares
Subscriptions	392,854	5,728,057	10,082,655	149,501,517
Distributions reinvested	198,393	2,881,012	317,539	4,448,906
Redemptions	(1,533,614)	(22,288,373)	(3,325,698)	(46,905,955)
Net increase (decrease)	(942,367)	(13,679,304)	7,074,496	107,044,468
Class R shares
Subscriptions	17,107	246,091	143,409	2,071,722
Distributions reinvested	413	5,982	—	—
Redemptions	(22,506)	(323,712)	(5,419)	(81,051)
Net increase (decrease)	(4,986)	(71,639)	137,990	1,990,671
Class W shares
Subscriptions	437,140	6,329,327	1,944,273	29,221,765
Distributions reinvested	25,310	368,728	—	—
Redemptions	(788,393)	(11,501,515)	(20,006)	(300,253)
Net increase (decrease)	(325,943)	(4,803,460)	1,924,267	28,921,512
Class Z shares
Subscriptions	1,725,606	25,253,324	4,751,824	70,147,549
Distributions reinvested	42,357	612,717	90,235	1,304,380
Redemptions	(1,889,868)	(27,322,401)	(6,852,715)	(98,392,821)
Net decrease	(121,905)	(1,456,360)	(2,010,656)	(26,940,892)
Total net increase (decrease)	(2,012,696)	(29,022,343)	5,307,196	84,968,676

(a) Class R and Class W shares are for the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Convertible Securities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$14.99		$15.55		$12.92		$9.93		$14.90		$16.62
Income from investment operations:
Net investment income	0.21		0.42		0.45		0.34		0.29		0.32
Net realized and unrealized gain (loss)	(0.37)		(0.56)		2.67		2.99		(4.73)		(0.27)
Total from investment operations	(0.16)		(0.14)		3.12		3.33		(4.44)		0.05
Less distributions to shareholders:
Net investment income	(0.22)		(0.42)		(0.49)		(0.34)		(0.30)		(0.38)
Net realized gains	—		—		—		—		(0.23)		(1.39)
Total distributions to shareholders	(0.22)		(0.42)		(0.49)		(0.34)		(0.53)		(1.77)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.61		$14.99		$15.55		$12.92		$9.93		$14.90
Total return	(1.07%)		(0.75%)		24.72%		33.91%		(30.64%)		(0.22%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.37	%(c)	1.27%		1.31	%(d)	1.24%		1.24	%(d)	1.19	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.13	%(c)(f)	1.12	%(f)	1.15	%(d)(f)	1.20	%(f)	1.21	%(d)(f)	1.18	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.37	%(c)	1.27%		1.31%		1.24%		1.24%		1.19%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.13	%(c)(f)	1.12	%(f)	1.15	%(f)	1.20	%(f)	1.21	%(f)	1.18	%(f)
Net investment income	2.81	%(c)(f)	2.86	%(f)	3.27	%(f)	2.88	%(f)	2.33	%(f)	1.91	%(f)
Supplemental data
Net assets, end of period (in thousands)	$186,921		$198,721		$224,608		$191,414		$154,987		$274,370
Portfolio turnover	28%		66%		118%		117%		92%		77%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$14.72		$15.28		$12.70		$9.77		$14.66		$16.37
Income from investment operations:
Net investment income	0.15		0.30		0.35		0.24		0.19		0.19
Net realized and unrealized gain (loss)	(0.36)		(0.55)		2.62		2.94		(4.65)		(0.26)
Total from investment operations	(0.21)		(0.25)		2.97		3.18		(4.46)		(0.07)
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)		(0.39)		(0.25)		(0.20)		(0.25)
Net realized gains	—		—		—		—		(0.23)		(1.39)
Total distributions to shareholders	(0.16)		(0.31)		(0.39)		(0.25)		(0.43)		(1.64)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.35		$14.72		$15.28		$12.70		$9.77		$14.66
Total return	(1.40%)		(1.53%)		23.83%		32.86%		(31.14%)		(0.92%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.11	%(c)	2.04%		2.06	%(d)	1.99%		1.99	%(d)	1.94	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.88	%(c)(f)	1.88	%(f)	1.90	%(d)(f)	1.95	%(f)	1.96	%(d)(f)	1.93	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.11	%(c)	2.04%		2.06%		1.99%		1.99%		1.94%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.88	%(c)(f)	1.88	%(f)	1.90	%(f)	1.95	%(f)	1.96	%(f)	1.93	%(f)
Net investment income	2.08	%(c)(f)	2.04	%(f)	2.61	%(f)	2.10	%(f)	1.53	%(f)	1.16	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,859		$3,102		$12,089		$24,126		$31,792		$74,074
Portfolio turnover	28%		66%		118%		117%		92%		77%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$14.95		$15.51		$12.88		$9.91		$14.86		$16.58
Income from investment operations:
Net investment income	0.15		0.31		0.35		0.25		0.20		0.19
Net realized and unrealized gain (loss)	(0.37)		(0.56)		2.67		2.97		(4.72)		(0.27)
Total from investment operations	(0.22)		(0.25)		3.02		3.22		(4.52)		(0.08)
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)		(0.39)		(0.25)		(0.20)		(0.25)
Net realized gains	—		—		—		—		(0.23)		(1.39)
Total distributions to shareholders	(0.16)		(0.31)		(0.39)		(0.25)		(0.43)		(1.64)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.57		$14.95		$15.51		$12.88		$9.91		$14.86
Total return	(1.44%)		(1.51%)		23.88%		32.80%		(31.13%)		(0.97%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.12	%(c)	2.02%		2.06	%(d)	1.99%		1.99	%(d)	1.94	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.88	%(c)(f)	1.87	%(f)	1.90	%(d)(f)	1.95	%(f)	1.96	%(d)(f)	1.93	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.12	%(c)	2.02%		2.06%		1.99%		1.99%		1.94%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.88	%(c)(f)	1.87	%(f)	1.90	%(f)	1.95	%(f)	1.96	%(f)	1.93	%(f)
Net investment income	2.06	%(c)(f)	2.10	%(f)	2.53	%(f)	2.12	%(f)	1.54	%(f)	1.16	%(f)
Supplemental data
Net assets, end of period (in thousands)	$18,541		$20,127		$21,717		$20,103		$18,239		$38,320
Portfolio turnover	28%		66%		118%		117%		92%		77%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Convertible Securities Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012	Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$15.02		$15.58	$13.69
Income from investment operations:
Net investment income	0.23		0.47	0.17
Net realized and unrealized gain (loss)	(0.37)		(0.57)	1.86
Total from investment operations	(0.14)		(0.10)	2.03
Less distributions to shareholders:
Net investment income	(0.24)		(0.46)	(0.14)
Total distributions to shareholders	(0.24)		(0.46)	(0.14)
Net asset value, end of period	$14.64		$15.02	$15.58
Total return	(0.90%)		(0.43%)	14.92%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88	%(c)	0.84%	0.90	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.75	%(c)	0.77%	0.86	%(c)(e)
Net investment income	3.20	%(c)	3.28%	2.63	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$167,672		$186,160	$82,875
Portfolio turnover	28%		66%	118%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Convertible Securities Fund

Financial Highlights (continued)

Class R	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$14.99		$13.80
Income from investment operations:
Net investment income	0.19		0.11
Net realized and unrealized gain (loss)	(0.38)		1.20	(b)
Total from investment operations	(0.19)		1.31
Less distributions to shareholders:
Net investment income	(0.20)		(0.12)
Total distributions to shareholders	(0.20)		(0.12)
Net asset value, end of period	$14.60		$14.99
Total return	(1.22%)		9.57%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.62	%(d)	1.28	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.38	%(d)(f)	1.20	%(d)
Net investment income	2.56	%(d)(f)	2.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,942		$2,068
Portfolio turnover	28%		66%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Convertible Securities Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$14.98		$13.80
Income from investment operations:
Net investment income	0.21		0.14
Net realized and unrealized gain (loss)	(0.37)		1.17	(b)
Total from investment operations	(0.16)		1.31
Less distributions to shareholders:
Net investment income	(0.23)		(0.13)
Total distributions to shareholders	(0.23)		(0.13)
Net asset value, end of period	$14.59		$14.98
Total return	(1.06%)		9.56%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.36	%(d)	0.85	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.13	%(d)(f)	0.77	%(d)
Net investment income	2.86	%(d)(f)	3.44	%(d)
Supplemental data
Net assets, end of period (in thousands)	$23,320		$28,830
Portfolio turnover	28%		66%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
25

Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$15.01		$15.58		$12.93		$9.94		$14.91		$16.62
Income from investment operations:
Net investment income	0.22		0.45		0.49		0.37		0.33		0.36
Net realized and unrealized gain (loss)	(0.37)		(0.57)		2.68		2.99		(4.73)		(0.26)
Total from investment operations	(0.15)		(0.12)		3.17		3.36		(4.40)		0.10
Less distributions to shareholders:
Net investment income	(0.23)		(0.45)		(0.52)		(0.37)		(0.34)		(0.42)
Net realized gains	—		—		—		—		(0.23)		(1.39)
Total distributions to shareholders	(0.23)		(0.45)		(0.52)		(0.37)		(0.57)		(1.81)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.63		$15.01		$15.58		$12.93		$9.94		$14.91
Total return	(0.95%)		(0.56%)		25.17%		34.20%		(30.43%)		0.10%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.12	%(c)	1.02%		1.06	%(d)	0.99%		0.99	%(d)	0.94	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.88	%(c)(f)	0.87	%(f)	0.90	%(d)(f)	0.95	%(f)	0.96	%(d)(f)	0.93	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.12	%(c)	1.02%		1.06%		0.99%		0.99%		0.94%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.88	%(c)(f)	0.87	%(f)	0.90	%(f)	0.95	%(f)	0.96	%(f)	0.93	%(f)
Net investment income	3.06	%(c)(f)	3.08	%(f)	3.52	%(f)	3.12	%(f)	2.56	%(f)	2.16	%(f)
Supplemental data
Net assets, end of period (in thousands)	$125,292		$130,380		$166,597		$198,457		$190,168		$388,824
Portfolio turnover	28%		66%		118%		117%		92%		77%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
26

Columbia Convertible Securities Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair

Semiannual Report 2012
27

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.

Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2012
28

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the

Semiannual Report 2012
29

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

six months ended August 31, 2012 was 0.76% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $1,454.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class B	0.24
Class C	0.25
Class R	0.25
Class W	0.24
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $1,854.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the

Semiannual Report 2012
30

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $35,178 for Class A, $975 for Class B, and $518 for Class C for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.17%
Class B	1.92
Class C	1.92
Class I	0.74
Class R	1.42
Class W	1.17
Class Z	0.92

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.75
Class R	1.36
Class W	1.11
Class Z	0.86

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $560,084,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,625,000
Unrealized depreciation	(32,865,000)
Net unrealized appreciation	$1,760,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	15,780,866
2018	39,523,679
Total	55,304,545

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $3,047,863 at February 29, 2012 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2012
31

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $148,173,993 and $182,134,114, respectively, for the six months ended August 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $42,337,600 were on loan, secured by cash collateral of $42,998,611 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 36.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 36.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Semiannual Report 2012
32

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
33

Columbia Convertible Securities Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap) and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
34

Columbia Convertible Securities Fund

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
35

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Semiannual Report 2012
36

Columbia Convertible Securities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
37

Columbia Convertible Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1230 D (10/12)

Semiannual Report

August 31, 2012

Columbia Large Cap Core Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Large Cap Core Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Large Cap Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Approval of Investment Management Services Agreement	30
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Large Cap Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Core Fund (the Fund) Class A shares returned 4.21% excluding sales charges for the six-month period ended August 31, 2012.

>  The Fund slightly outperformed its benchmark, the S&P 500 Index, which returned 4.14% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/02/99
Excluding sales charges		4.21	17.27	0.85	5.76
Including sales charges		-1.79	10.53	-0.33	5.13
Class B	08/02/99
Excluding sales charges		3.79	16.46	0.10	4.95
Including sales charges		-1.21	11.46	-0.28	4.95
Class C	08/02/99
Excluding sales charges		3.80	16.37	0.10	4.94
Including sales charges		2.80	15.37	0.10	4.94
Class I *	09/27/10	4.43	17.79	1.17	6.04
Class W *	09/27/10	4.21	17.39	0.89	5.78
Class Z	10/02/98	4.34	17.63	1.09	6.00
S&P 500 Index		4.14	18.00	1.28	6.51

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Large Cap Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Apple, Inc.	5.0
Johnson & Johnson	3.8
Wells Fargo & Co.	3.5
Google, Inc., Class A	3.2
Verizon Communications, Inc.	3.2
PepsiCo, Inc.	3.0
Microsoft Corp.	2.9
Wal-Mart Stores, Inc.	2.9
Chevron Corp.	2.8
JPMorgan Chase & Co.	2.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	98.5
Consumer Discretionary	9.6
Consumer Staples	11.7
Energy	10.3
Financials	14.6
Health Care	12.6
Industrials	9.9
Information Technology	22.5
Materials	2.8
Telecommunication Services	3.2
Utilities	1.3
Money Market Funds	1.5
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Portfolio Management

Peter Santoro, CFA

Craig Leopold, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Large Cap Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.10	1,019.31	6.02	5.96	1.17
Class B	1,000.00	1,000.00	1,037.90	1,015.53	9.86	9.75	1.92
Class C	1,000.00	1,000.00	1,038.00	1,015.53	9.86	9.75	1.92
Class I	1,000.00	1,000.00	1,044.30	1,021.27	4.02	3.97	0.78
Class W	1,000.00	1,000.00	1,042.10	1,019.46	5.87	5.80	1.14
Class Z	1,000.00	1,000.00	1,043.40	1,020.57	4.74	4.69	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Large Cap Core Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.7%

Issuer	Shares	Value ($)
Consumer Discretionary 9.6%
Auto Components 0.8%
BorgWarner, Inc.(a)	96,170	6,614,573
Internet & Catalog Retail 2.2%
Amazon.com, Inc.(a)	34,890	8,660,745
Liberty Interactive Corp., Class A(a)	464,041	8,464,108
Liberty Ventures, Inc., Class A(a)	23,202	1,067,060
Total		18,191,913
Media 2.5%
DISH Network Corp., Class A	287,173	9,186,664
Time Warner, Inc.	272,540	11,324,037
Total		20,510,701
Multiline Retail 1.6%
Macy's, Inc.	317,133	12,783,631
Specialty Retail 1.3%
Gap, Inc. (The)	284,122	10,177,250
Textiles, Apparel & Luxury Goods 1.2%
VF Corp.	62,830	9,592,884
Total Consumer Discretionary		77,870,952
Consumer Staples 11.7%
Beverages 3.0%
PepsiCo, Inc.	336,229	24,353,067
Food & Staples Retailing 5.2%
CVS Caremark Corp.	427,259	19,461,647
Wal-Mart Stores, Inc.	315,593	22,912,052
Total		42,373,699
Tobacco 3.5%
Lorillard, Inc.	62,869	7,890,688
Philip Morris International, Inc.	232,887	20,796,809
Total		28,687,497
Total Consumer Staples		95,414,263
Energy 10.3%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	159,491	12,567,891
Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	163,949	11,356,747
Chevron Corp.	196,795	22,072,527

Common Stocks (continued)

Issuer	Shares	Value ($)
EOG Resources, Inc.	69,160	7,490,028
HollyFrontier Corp.	165,860	6,682,500
Noble Energy, Inc.	91,360	8,030,544
Pioneer Natural Resources Co.	53,640	5,222,390
Williams Companies, Inc. (The)	317,128	10,233,721
Total		71,088,457
Total Energy		83,656,348
Financials 14.7%
Commercial Banks 6.5%
Fifth Third Bancorp	875,976	13,262,277
PNC Financial Services Group, Inc.	181,383	11,274,767
Wells Fargo & Co.	819,438	27,885,475
Total		52,422,519
Consumer Finance 1.3%
Capital One Financial Corp.	182,674	10,326,561
Diversified Financial Services 2.7%
JPMorgan Chase & Co.	586,190	21,771,097
Insurance 3.1%
American International Group, Inc.(a)	144,340	4,955,192
Berkshire Hathaway, Inc., Class B(a)	160,902	13,570,475
Prudential Financial, Inc.	127,240	6,935,852
Total		25,461,519
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	56,810	9,015,747
Total Financials		118,997,443
Health Care 12.6%
Biotechnology 2.7%
Biogen Idec, Inc.(a)	71,909	10,541,140
Onyx Pharmaceuticals, Inc.(a)	47,316	3,402,967
Vertex Pharmaceuticals, Inc.(a)	150,617	8,032,405
Total		21,976,512
Health Care Equipment & Supplies 0.8%
Covidien PLC	123,071	6,898,129
Health Care Providers & Services 1.5%
Express Scripts Holding Co.(a)	194,340	12,169,571
Pharmaceuticals 7.6%
Allergan, Inc.	121,850	10,494,941
Johnson & Johnson	452,087	30,484,226

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Merck & Co., Inc.	478,624	20,604,763
Total		61,583,930
Total Health Care		102,628,142
Industrials 9.9%
Aerospace & Defense 2.5%
United Technologies Corp.	255,784	20,424,353
Commercial Services & Supplies 2.0%
Tyco International Ltd.	295,651	16,668,803
Industrial Conglomerates 1.8%
General Electric Co.	693,836	14,369,344
Machinery 1.9%
Caterpillar, Inc.	115,022	9,814,827
Pall Corp.(b)	107,460	5,965,105
Total		15,779,932
Road & Rail 1.7%
Norfolk Southern Corp.	184,390	13,360,899
Total Industrials		80,603,331
Information Technology 22.5%
Communications Equipment 1.5%
QUALCOMM, Inc.	191,560	11,773,278
Computers & Peripherals 8.1%
Apple, Inc.	60,330	40,133,929
EMC Corp.(a)	680,774	17,897,549
NCR Corp.(a)	349,780	7,831,574
Total		65,863,052
Internet Software & Services 4.5%
eBay, Inc.(a)	223,123	10,591,649
Google, Inc., Class A(a)	37,964	26,008,757
Total		36,600,406
IT Services 2.7%
Teradata Corp.(a)	109,400	8,355,972
Visa, Inc., Class A	106,630	13,675,297
Total		22,031,269
Semiconductors & Semiconductor Equipment 1.9%
Avago Technologies Ltd.	233,109	8,524,796
Fairchild Semiconductor International, Inc.(a)(b)	478,332	6,945,381
Total		15,470,177

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 3.8%
Citrix Systems, Inc.(a)	100,550	7,811,729
Microsoft Corp.	757,228	23,337,767
Total		31,149,496
Total Information Technology		182,887,678
Materials 2.8%
Chemicals 2.0%
LyondellBasell Industries NV, Class A	167,110	8,161,652
PPG Industries, Inc.	76,851	8,455,147
Total		16,616,799
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	174,360	6,296,140
Total Materials		22,912,939
Telecommunication Services 3.2%
Diversified Telecommunication Services 3.2%
Verizon Communications, Inc.	602,081	25,853,358
Total Telecommunication Services		25,853,358
Utilities 1.4%
Multi-Utilities 1.4%
Sempra Energy	165,782	10,974,768
Total Utilities		10,974,768
Total Common Stocks (Cost: $634,902,972)		801,799,222

Rights —%

Consumer Discretionary —%
Internet & Catalog Retail —%
Liberty Ventures, Inc.(a)(c)	7,734	81,748
Total Consumer Discretionary		81,748
Total Rights (Cost: $—)		81,748

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 0.164%(d)(e)	11,770,001	11,770,001
Total Money Market Funds (Cost: $11,770,001)		11,770,001

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 0.5%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 0.5%
Credit Suisse (USA) LLC dated 08/31/2012, matures 09/04/2012, repurchase price $658,880(f)	0.150%	658,869	658,869
Mizuho Securities USA, Inc. dated 08/31/2012, matures 09/04/2012, repurchase price $3,000,080(f)	0.240%	3,000,000	3,000,000
Total			3,658,869
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,658,869)			3,658,869
Total Investments (Cost: $650,331,842)			817,309,840
Other Assets & Liabilities, Net			(4,624,723)
Net Assets			812,685,117

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $81,748, which represents 0.01% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	15,535,546	130,175,914	(133,941,459)	—	11,770,001	—	16,912	11,770,001

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	672,047

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	70,441
Ginnie Mae I Pool	2,477,478
Ginnie Mae II Pool	68,472
Government National Mortgage Association	443,609
Total market value of collateral securities	3,060,000

Abbreviation Legend

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	77,870,952	—	—	77,870,952
Consumer Staples	95,414,263	—	—	95,414,263
Energy	83,656,348	—	—	83,656,348
Financials	118,997,443	—	—	118,997,443
Health Care	102,628,142	—	—	102,628,142
Industrials	80,603,331	—	—	80,603,331
Information Technology	182,887,678	—	—	182,887,678
Materials	22,912,939	—	—	22,912,939
Telecommunication Services	25,853,358	—	—	25,853,358
Utilities	10,974,768	—	—	10,974,768
Rights
Consumer Discretionary	—	—	81,748	81,748
Total Equity Securities	801,799,222	—	81,748	801,880,970
Other
Money Market Funds	11,770,001	—	—	11,770,001
Investments of Cash Collateral Received for Securities on Loan	—	3,658,869	—	3,658,869
Total Other	11,770,001	3,658,869	—	15,428,870
Total	813,569,223	3,658,869	81,748	817,309,840

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Rights ($)
Balance as of February 29, 2012	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Sales	—
Purchases	—
Issuances	81,748
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2012	81,748

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Rights classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, closing prices of similar securities from the issuer, and quoted bids from market participants. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Large Cap Core Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $634,902,972)	$801,880,970
Affiliated issuers (identified cost $11,770,001)	11,770,001
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $3,658,869)	3,658,869
Total investments (identified cost $650,331,842)	817,309,840
Receivable for:
Investments sold	4,603,449
Capital shares sold	82,314
Dividends	1,617,943
Interest	770
Reclaims	8,433
Prepaid expenses	11,664
Trustees' deferred compensation plan	10,934
Total assets	823,645,347
Liabilities
Due upon return of securities on loan	3,658,869
Payable for:
Investments purchased	4,907,055
Capital shares purchased	2,096,959
Investment management fees	15,364
Distribution and service fees	896
Transfer agent fees	120,838
Administration fees	1,288
Compensation of board members	99,782
Expense reimbursement due to Investment Manager	332
Other expenses	47,913
Trustees' deferred compensation plan	10,934
Total liabilities	10,960,230
Net assets applicable to outstanding capital stock	$812,685,117
Represented by
Paid-in capital	$645,017,277
Undistributed net investment income	3,754,511
Accumulated net realized loss	(3,063,802)
Unrealized appreciation (depreciation) on:
Investments	166,977,998
Foreign currency translations	(867)
Total — representing net assets applicable to outstanding capital stock	$812,685,117
*Value of securities on loan	$3,609,253

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Large Cap Core Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$118,539,125
Shares outstanding	8,086,533
Net asset value per share	$14.66
Maximum offering price per share(a)	$15.55
Class B
Net assets	$679,153
Shares outstanding	48,180
Net asset value per share	$14.10
Class C
Net assets	$2,654,080
Shares outstanding	188,353
Net asset value per share	$14.09
Class I
Net assets	$123,789,140
Shares outstanding	8,461,982
Net asset value per share	$14.63
Class W
Net assets	$3,106
Shares outstanding	212
Net asset value per share(b)	$14.66
Class Z
Net assets	$567,020,513
Shares outstanding	38,785,298
Net asset value per share	$14.62

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Large Cap Core Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$8,101,271
Interest	2,746
Dividends — affiliated issuers	16,912
Income from securities lending — net	48,599
Foreign taxes withheld	(8,048)
Total income	8,161,480
Expenses:
Investment management fees	3,109,587
Distribution fees
Class B	2,737
Class C	9,932
Service fees
Class B	912
Class C	3,310
Class W	4
Distribution and service fees — Class A	147,340
Transfer agent fees
Class A	116,539
Class B	720
Class C	2,618
Class W	3
Class Z	643,581
Administration fees	260,214
Compensation of board members	22,328
Custodian fees	5,877
Printing and postage fees	55,000
Registration fees	57,063
Professional fees	12,028
Other	19,349
Total expenses	4,469,142
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(206,539)
Expense reductions	(5,443)
Total net expenses	4,257,160
Net investment income	3,904,320
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	55,059,173
Options contracts written	3,922
Net realized gain	55,063,095
Net change in unrealized appreciation (depreciation) on:
Investments	(22,728,534)
Foreign currency translations	(216)
Net change in unrealized appreciation (depreciation)	(22,728,750)
Net realized and unrealized gain	32,334,345
Net increase in net assets resulting from operations	$36,238,665

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Large Cap Core Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$3,904,320	$11,895,732
Net realized gain	55,063,095	61,028,187
Net change in unrealized appreciation (depreciation)	(22,728,750)	(49,265,246)
Net increase in net assets resulting from operations	36,238,665	23,658,673
Distributions to shareholders
Net investment income
Class A	(179,662)	(905,722)
Class B	(273)	(1,257)
Class C	(1,032)	(3,321)
Class I	(251,249)	(1,919,215)
Class W	(5)	(23)
Class Z	(1,100,201)	(8,396,793)
Total distributions to shareholders	(1,532,422)	(11,226,331)
Increase (decrease) in net assets from capital stock activity	(293,040,691)	(185,782,787)
Proceeds from regulatory settlements (Note 6)	—	64,591
Total decrease in net assets	(258,334,448)	(173,285,854)
Net assets at beginning of period	1,071,019,565	1,244,305,419
Net assets at end of period	$812,685,117	$1,071,019,565
Undistributed net investment income	$3,754,511	$1,382,613

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Large Cap Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	107,849	1,539,139	520,353	6,582,973
Fund merger	—	—	34,275	460,907
Distributions reinvested	3,058	42,817	15,512	197,131
Redemptions	(500,825)	(7,090,754)	(1,563,986)	(20,552,117)
Net decrease	(389,918)	(5,508,798)	(993,846)	(13,311,106)
Class B shares
Subscriptions	162	2,263	3,792	49,240
Distributions reinvested	11	148	52	637
Redemptions(a)	(11,856)	(162,609)	(68,737)	(872,316)
Net decrease	(11,683)	(160,198)	(64,893)	(822,439)
Class C shares
Subscriptions	12,959	172,007	33,247	403,474
Fund merger	—	—	14,642	190,045
Distributions reinvested	53	716	171	2,096
Redemptions	(19,740)	(267,488)	(50,144)	(616,794)
Net decrease	(6,728)	(94,765)	(2,084)	(21,179)
Class I shares
Subscriptions	564,513	7,808,715	6,461,139	87,125,127
Distributions reinvested	17,997	251,242	151,420	1,919,181
Redemptions	(867,254)	(12,405,173)	(7,777,573)	(102,134,050)
Net decrease	(284,744)	(4,345,216)	(1,165,014)	(13,089,742)
Class Z shares
Subscriptions	1,155,599	16,223,225	4,649,967	61,005,623
Fund merger	—	—	7,530,591	100,981,718
Distributions reinvested	27,791	387,967	330,829	4,191,690
Redemptions	(21,177,170)	(299,542,906)	(24,897,373)	(324,717,352)
Net decrease	(19,993,780)	(282,931,714)	(12,385,986)	(158,538,321)
Total net decrease	(20,686,853)	(293,040,691)	(14,611,823)	(185,782,787)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Large Cap Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$14.09		$13.73		$11.48		$7.95		$13.66		$14.86		$13.35
Income from investment operations:
Net investment income	0.05		0.10		0.05		0.08		0.13		0.11		0.14
Net realized and unrealized gain (loss)	0.54		0.36		2.26		3.57		(5.49)		(0.41)		1.46
Total from investment operations	0.59		0.46		2.31		3.65		(5.36)		(0.30)		1.60
Less distributions to shareholders:
Net investment income	(0.02)		(0.10)		(0.06)		(0.12)		(0.10)		(0.14)		(0.09)
Net realized gains	—		—		—		—		(0.25)		(0.76)		—
Total distributions to shareholders	(0.02)		(0.10)		(0.06)		(0.12)		(0.35)		(0.90)		(0.09)
Proceeds from regulatory settlements	—		0.00	(d)	—		0.00	(d)	—		—		—
Net asset value, end of period	$14.66		$14.09		$13.73		$11.48		$7.95		$13.66		$14.86
Total return	4.21%		3.45	%(e)	20.16%		45.99%		(40.12%)		(2.69%)		12.00%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.23	%(g)	1.21	%(h)	1.20	%(h)	1.18	%(h)	1.15	%(h)	1.07	%(g)(h)	1.05	%(h)
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.17	%(g)(j)	1.16	%(h)(j)	1.20	%(h)(j)	1.18	%(h)(j)	1.15	%(h)(j)	1.07	%(g)(h)(j)	1.05	%(h)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.23	%(g)	1.21%		1.20%		1.18%		1.15%		1.07	%(g)	1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.17	%(g)(j)	1.16	%(j)	1.20	%(j)	1.18	%(j)	1.15	%(j)	1.07	%(g)(j)	1.05	%(j)
Net investment income	0.67	%(g)(j)	0.77	%(j)	0.38	%(j)	0.78	%(j)	1.10	%(j)	0.81	%(g)(j)	0.98	%(j)
Supplemental data
Net assets, end of period (in thousands)	$118,539		$119,434		$130,039		$131,652		$95,714		$172,569		$194,203
Portfolio turnover	68%		197%		171%		165%		156%		0.00	%(k)(l)	—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		—		98%		148%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  During the year February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Large Cap Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$13.59		$13.25		$11.11		$7.71		$13.23		$14.39		$12.95
Income from investment operations:
Net investment income (loss)	(0.01)		(0.00	)(d)	(0.04)		0.00	(d)	0.03		0.00	(d)	0.03
Net realized and unrealized gain (loss)	0.53		0.36		2.18		3.44		(5.28)		(0.40)		1.41
Total from investment operations	0.52		0.36		2.14		3.44		(5.25)		(0.40)		1.44
Less distributions to shareholders:
Net investment income	(0.01)		(0.02)		—		(0.04)		(0.02)		(0.00	)(d)	—
Net realized gains	—		—		—		—		(0.25)		(0.76)		—
Total distributions to shareholders	(0.01)		(0.02)		—		(0.04)		(0.27)		(0.76)		—
Proceeds from regulatory settlements	—		0.00	(d)	—		0.00	(d)	—		—		—
Net asset value, end of period	$14.10		$13.59		$13.25		$11.11		$7.71		$13.23		$14.39
Total return	3.79%		2.72	%(e)	19.26%		44.74%		(40.51%)		(3.34%)		11.12%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.98	%(g)	1.96	%(h)	1.95	%(h)	1.93	%(h)	1.90	%(h)	1.82	%(g)(h)	1.80	%(h)
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.92	%(g)(j)	1.91	%(h)(j)	1.95	%(h)(j)	1.93	%(h)(j)	1.90	%(h)(j)	1.82	%(g)(h)(j)	1.80	%(h)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.98	%(g)	1.96%		1.95%		1.93%		1.90%		1.82	%(g)	1.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.92	%(g)(j)	1.91	%(j)	1.95	%(j)	1.93	%(j)	1.90	%(j)	1.82	%(g)(j)	1.80	%(j)
Net investment income (loss)	(0.09	%)(g)(j)	(0.04	%)(j)	(0.36	%)(j)	0.04	%(j)	0.28	%(j)	0.03	%(g)(j)	0.21	%(j)
Supplemental data
Net assets, end of period (in thousands)	$679		$813		$1,653		$2,696		$3,300		$13,247		$25,523
Portfolio turnover	68%		197%		171%		165%		156%		0.00	%(k)(l)	—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		—		98%		148%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  During the year February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Large Cap Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$13.58		$13.25		$11.11		$7.70		$13.23		$14.39		$12.94
Income from investment operations:
Net investment income (loss)	(0.01)		0.00	(d)	(0.04)		0.00	(d)	0.04		0.01		0.03
Net realized and unrealized gain (loss)	0.53		0.35		2.18		3.45		(5.30)		(0.41)		1.42
Total from investment operations	0.52		0.35		2.14		3.45		(5.26)		(0.40)		1.45
Less distributions to shareholders:
Net investment income	(0.01)		(0.02)		—		(0.04)		(0.02)		(0.00	)(d)	—
Net realized gains	—		—		—		—		(0.25)		(0.76)		—
Total distributions to shareholders	(0.01)		(0.02)		—		(0.04)		(0.27)		(0.76)		—
Proceeds from regulatory settlements	—		0.00	(d)	—		0.00	(d)	—		—		—
Net asset value, end of period	$14.09		$13.58		$13.25		$11.11		$7.70		$13.23		$14.39
Total return	3.80%		2.64	%(e)	19.26%		44.93%		(40.58%)		(3.34%)		11.21%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.98	%(g)	1.96	%(h)	1.95	%(h)	1.93	%(h)	1.90	%(h)	1.82	%(g)(h)	1.80	%(h)
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.92	%(g)(j)	1.91	%(h)(j)	1.95	%(h)(j)	1.93	%(h)(j)	1.90	%(h)(j)	1.82	%(g)(h)(j)	1.80	%(h)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.98	%(g)	1.96%		1.95%		1.93%		1.90%		1.82	%(g)	1.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.92	%(g)(j)	1.91	%(j)	1.95	%(j)	1.93	%(j)	1.90	%(j)	1.82	%(g)(j)	1.80	%(j)
Net investment income (loss)	(0.08	%)(g)(j)	0.02	%(j)	(0.36	%)(j)	0.03	%(j)	0.39	%(j)	0.04	%(g)(j)	0.21	%(j)
Supplemental data
Net assets, end of period (in thousands)	$2,654		$2,649		$2,612		$2,449		$1,559		$2,168		$11,413
Portfolio turnover	68%		197%		171%		165%		156%		0.00	%(k)(l)	—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		—		98%		148%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  During the year February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Large Cap Core Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$14.04		$13.69		$11.78
Income from investment operations:
Net investment income	0.08		0.15		0.04
Net realized and unrealized gain	0.54		0.36		1.96
Total from investment operations	0.62		0.51		2.00
Less distributions to shareholders:
Net investment income	(0.03)		(0.16)		(0.09)
Total distributions to shareholders	(0.03)		(0.16)		(0.09)
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$14.63		$14.04		$13.69
Total return	4.43%		3.82	%(c)	16.99%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.78	%(e)	0.76	%(f)	0.79	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.78	%(e)	0.76	%(f)(h)	0.79	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.78	%(e)	0.76%		0.79	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.78	%(e)	0.76	%(h)	0.79	%(e)(h)
Net investment income	1.06	%(e)	1.18	%(h)	0.64	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$123,789		$122,828		$135,677
Portfolio turnover	68%		197%		171%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Large Cap Core Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$14.09		$13.73		$11.80
Income from investment operations:
Net investment income	0.05		0.11		0.03
Net realized and unrealized gain	0.54		0.36		1.95
Total from investment operations	0.59		0.47		1.98
Less distributions to shareholders:
Net investment income	(0.02)		(0.11)		(0.05)
Total distributions to shareholders	(0.02)		(0.11)		(0.05)
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$14.66		$14.09		$13.73
Total return	4.21%		3.48	%(c)	16.77%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20	%(e)	1.18	%(f)	1.16	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.14	%(e)(h)	1.14	%(f)(h)	1.16	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20	%(e)	1.18%		1.16	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.14	%(e)(h)	1.14	%(h)	1.16	%(e)(h)
Net investment income	0.70	%(e)(h)	0.81	%(h)	0.50	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	68%		197%		171%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Large Cap Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$14.04		$13.69		$11.45		$7.93		$13.66		$14.88		$13.39
Income from investment operations:
Net investment income	0.06		0.13		0.08		0.11		0.16		0.15		0.17
Net realized and unrealized gain (loss)	0.55		0.36		2.25		3.55		(5.48)		(0.41)		1.47
Total from investment operations	0.61		0.49		2.33		3.66		(5.32)		(0.26)		1.64
Less distributions to shareholders:
Net investment income	(0.03)		(0.14)		(0.09)		(0.14)		(0.16)		(0.20)		(0.15)
Net realized gains	—		—		—		—		(0.25)		(0.76)		—
Total distributions to shareholders	(0.03)		(0.14)		(0.09)		(0.14)		(0.41)		(0.96)		(0.15)
Proceeds from regulatory settlements	—		0.00	(d)	—		0.00	(d)	—		—		—
Net asset value, end of period	$14.62		$14.04		$13.69		$11.45		$7.93		$13.66		$14.88
Total return	4.34%		3.65	%(e)	20.40%		46.30%		(39.95%)		(2.43%)		12.28%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.97	%(g)	0.95	%(h)	0.95	%(h)	0.93	%(h)	0.90	%(h)	0.82	%(g)(h)	0.80	%(h)
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	0.92	%(g)(j)	0.91	%(h)(j)	0.95	%(h)(j)	0.93	%(h)(j)	0.90	%(h)(j)	0.82	%(g)(h)(j)	0.80	%(h)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.97	%(g)	0.95%		0.95%		0.93%		0.90%		0.82	%(g)	0.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	0.92	%(g)(j)	0.91	%(j)	0.95	%(j)	0.93	%(j)	0.90	%(j)	0.82	%(g)(j)	0.80	%(j)
Net investment income	0.87	%(g)(j)	0.99	%(j)	0.64	%(j)	1.03	%(j)	1.35	%(j)	1.06	%(g)(j)	1.23	%(j)
Supplemental data
Net assets, end of period (in thousands)	$567,021		$825,292		$974,320		$988,640		$712,304		$1,285,598		$1,466,653
Portfolio turnover	68%		197%		171%		165%		156%		0.00	%(k)(l)	—
Portfolio turnover for Columbia Large Cap Core Master Portfolio	—		—		—		—		—		98%		148%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Rounds to less than $0.01.

(e)  During the year February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Large Cap Core Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Cap Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP)

requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an

Semiannual Report 2012
22

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund's exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into

Semiannual Report 2012
23

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2012 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at February 29, 2012	—	—
Opened	700	13,282
Closed	700	13,282
Balance at August 31, 2012	—	—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

At August 31, 2012, the fund had no outstanding derivatives.

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written ($)
Equity contracts	3,922
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written ($)
Equity contracts	—

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Options Contracts	700

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2012
24

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 71% to 54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $2,057.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Semiannual Report 2012
25

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class W	0.21
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $5,443.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,166 for Class A, $493 for Class B and $32 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.20%
Class B	1.95
Class C	1.95
Class I	0.82
Class W	1.20
Class Z	0.95

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any

Semiannual Report 2012
26

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.16%
Class B	1.91
Class C	1.91
Class I	0.81
Class W	1.16
Class Z	0.91

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $650,332,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$168,573,000
Unrealized depreciation	(1,595,000)
Net unrealized appreciation	$166,978,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	52,694,574

Under current tax rules, regulated investment companies can elect to treat post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to post-October capital losses of $3,671,386 at February 29, 2012 as arising on March 1, 2012

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $612,196,998 and $904,950,158, respectively, for the six months ended August 31, 2012.

Note 6. Regulatory Settlements

During the year ended February 29, 2012, the Fund received $64,591 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Semiannual Report 2012
27

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $3,609,253 were on loan, secured by cash collateral of $3,658,869 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 55.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 29.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 11. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Blended Equity Fund. The reorganization was completed after shareholders of Columbia Blended Equity Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,218,171,435 and the combined net assets immediately after the acquisition were $1,391,804,105.

The merger was accomplished by a tax-free exchange of 6,625,629 shares of Columbia Blended Equity Fund valued at $101,632,670 (including $34,347,901 of unrealized appreciation).

In exchange for Columbia Blended Equity Fund shares, the Fund issued the following number of shares:

Shares
Class A	34,275
Class C	14,642
Class Z	7,530,591

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Blended Equity Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined

Semiannual Report 2012
28

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Blended Equity Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011 the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended February 29, 2012, would have been approximately $11.9 million, $66.6 million, $(56.5) million and $22.0 million, respectively.

Note 12. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
29

Columbia Large Cap Core Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Core Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
30

Columbia Large Cap Core Fund

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
31

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Semiannual Report 2012
32

Columbia Large Cap Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Columbia Large Cap Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1240 D (10/12)

Semiannual Report

August 31, 2012

Columbia Large Cap Enhanced Core Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Large Cap Enhanced Core Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Large Cap Enhanced Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Approval of Investment Management Services Agreement	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Large Cap Enhanced Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Enhanced Core Fund (the Fund) Class A shares returned 3.92% for the six-month period ended August 31, 2012.

>  The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned 4.14% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	3.92	19.46	1.11	6.50
Class I *	09/27/10	4.14	19.91	1.24	6.57
Class R *	01/23/06	3.81	19.13	0.84	6.22
Class Y *	07/15/09	4.14	19.93	1.34	6.62
Class Z	07/31/96	4.12	19.81	1.36	6.77
S&P 500 Index		4.14	18.00	1.28	6.51

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*  The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Large Cap Enhanced Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Apple, Inc.	5.7
Exxon Mobile Corp.	3.0
Microsoft Corp.	2.6
Pfizer, Inc.	2.2
Google, Inc., Class A	2.2
Chevron Corp.	2.2
Wells Fargo & Co.	2.1
Philip Morris International, Inc.	2.0
JPMorgan Chase & Co.	1.8
Merck & Co., Inc.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	99.0
Consumer Discretionary	10.7
Consumer Staples	10.7
Energy	11.3
Financials	14.0
Health Care	11.9
Industrials	10.3
Information Technology	20.3
Materials	3.1
Telecommunication Services	3.4
Utilities	3.3
Money Market Funds	1.0
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Oliver Buckley

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Large Cap Enhanced Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.20	1,020.57	4.73	4.69	0.92
Class I	1,000.00	1,000.00	1,041.40	1,022.38	2.88	2.85	0.56
Class R	1,000.00	1,000.00	1,038.10	1,019.36	5.96	5.90	1.16
Class Y	1,000.00	1,000.00	1,041.40	1,022.33	2.93	2.91	0.57
Class Z	1,000.00	1,000.00	1,041.20	1,021.83	3.45	3.41	0.67

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.86% for Class A, 0.46% for Class I, 1.11% for Class R, 0.46% for Class Y and 0.61% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2012. If this change had been in place for the entire six month period ended August 31, 2012, the actual expenses paid would have been $4.42 for Class A, $2.37 for Class I, $5.70 for Class R, $2.37 for Class Y and $3.14 for Class Z; the hypothetical expenses paid would have been $4.38 for Class A, $2.35 for Class I, $5.65 for Class R, $2.35 for Class Y and $3.11 for Class Z.

Semiannual Report 2012
4

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%

Issuer	Shares	Value ($)
Consumer Discretionary 10.7%
Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A(a)	60,750	1,631,138
Hotels, Restaurants & Leisure 0.3%
Yum! Brands, Inc.	13,000	828,360
Media 4.4%
Comcast Corp., Class A	124,200	4,164,426
DIRECTV(a)	60,650	3,159,258
Discovery Communications, Inc., Class A(a)	45,400	2,489,736
McGraw-Hill Companies, Inc. (The)	52,200	2,672,640
Total		12,486,060
Multiline Retail 0.9%
Macy's, Inc.	59,600	2,402,476
Specialty Retail 4.5%
Bed Bath & Beyond, Inc.(a)	21,100	1,417,287
Gap, Inc. (The)	41,700	1,493,694
Home Depot, Inc. (The)	70,600	4,006,550
Ross Stores, Inc.	38,600	2,670,734
TJX Companies, Inc.	68,200	3,122,878
Total		12,711,143
Total Consumer Discretionary		30,059,177
Consumer Staples 10.7%
Beverages 1.2%
Coca-Cola Co. (The)	40,200	1,503,480
Dr. Pepper Snapple Group, Inc.	39,500	1,769,995
PepsiCo, Inc.	2,300	166,589
Total		3,440,064
Food & Staples Retailing 3.9%
CVS Caremark Corp.	74,400	3,388,920
Kroger Co. (The)	14,300	318,604
Safeway, Inc.(b)	137,200	2,147,180
Wal-Mart Stores, Inc.	69,450	5,042,070
Total		10,896,774
Food Products 1.4%
Campbell Soup Co.	71,400	2,508,996
Hormel Foods Corp.(b)	44,400	1,275,168
Tyson Foods, Inc., Class A	21,300	333,558
Total		4,117,722

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Products 0.8%
Kimberly-Clark Corp.	5,950	497,420
Procter & Gamble Co. (The)	25,850	1,736,861
Total		2,234,281
Tobacco 3.4%
Altria Group, Inc.	52,050	1,767,618
Lorillard, Inc.	17,500	2,196,425
Philip Morris International, Inc.	62,270	5,560,711
Total		9,524,754
Total Consumer Staples		30,213,595
Energy 11.3%
Energy Equipment & Services 1.3%
Diamond Offshore Drilling, Inc.(b)	8,600	576,372
National Oilwell Varco, Inc.	37,750	2,974,700
Total		3,551,072
Oil, Gas & Consumable Fuels 10.0%
Apache Corp.	25,200	2,160,900
Chevron Corp.	54,100	6,067,856
ConocoPhillips	63,320	3,595,943
Exxon Mobil Corp.	94,994	8,292,976
Marathon Oil Corp.	95,600	2,659,592
Tesoro Corp.	61,200	2,432,088
Valero Energy Corp.	95,700	2,991,582
Total		28,200,937
Total Energy		31,752,009
Financials 14.0%
Capital Markets 0.9%
BlackRock, Inc.	14,000	2,469,180
Commercial Banks 2.8%
KeyCorp	231,500	1,951,545
Wells Fargo & Co.	175,400	5,968,862
Total		7,920,407

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 1.0%
Discover Financial Services	75,510	2,924,502
Diversified Financial Services 3.3%
Citigroup, Inc.	92,125	2,737,034
JPMorgan Chase & Co.	138,500	5,143,890
Moody's Corp.	32,100	1,271,160
Total		9,152,084
Insurance 4.4%
Aflac, Inc.	56,500	2,609,170
Aon PLC	33,000	1,714,680
Assurant, Inc.	53,000	1,868,250
Berkshire Hathaway, Inc., Class B(a)	12,000	1,012,080
MetLife, Inc.	86,100	2,938,593
Prudential Financial, Inc.	41,300	2,251,263
Total		12,394,036
Real Estate Investment Trusts (REITs) 1.6%
Host Hotels & Resorts, Inc.	78,300	1,197,990
Simon Property Group, Inc.	21,350	3,388,245
Total		4,586,235
Total Financials		39,446,444
Health Care 11.9%
Biotechnology 1.4%
Amgen, Inc.	46,200	3,877,104
Health Care Equipment & Supplies 1.4%
Boston Scientific Corp.(a)	422,700	2,282,580
Zimmer Holdings, Inc.	28,000	1,729,840
Total		4,012,420
Health Care Providers & Services 1.8%
Humana, Inc.	32,500	2,277,600
UnitedHealth Group, Inc.	48,300	2,622,690
Total		4,900,290

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 7.3%
Abbott Laboratories	60,800	3,984,832
Eli Lilly & Co.	75,300	3,381,723
Johnson & Johnson	29,000	1,955,470
Merck & Co., Inc.	118,500	5,101,425
Pfizer, Inc.	260,360	6,212,190
Total		20,635,640
Total Health Care		33,425,454
Industrials 10.3%
Aerospace & Defense 3.0%
General Dynamics Corp.	80	5,241
L-3 Communications Holdings, Inc.	5,100	358,224
Lockheed Martin Corp.	31,900	2,907,366
Northrop Grumman Corp.	39,100	2,615,399
Raytheon Co.	44,450	2,512,314
Total		8,398,544
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	49,650	3,664,666
Commercial Services & Supplies 1.8%
Pitney Bowes, Inc.(b)	140,500	1,877,080
RR Donnelley & Sons Co.(b)	88,075	967,064
Tyco International Ltd.	41,850	2,359,503
Total		5,203,647
Industrial Conglomerates 1.5%
3M Co.	18,800	1,740,880
General Electric Co.	115,800	2,398,218
Total		4,139,098
Machinery 1.6%
Illinois Tool Works, Inc.	48,000	2,845,920
Parker Hannifin Corp.	22,300	1,783,554
Total		4,629,474
Professional Services 1.1%
Dun & Bradstreet Corp. (The)	29,500	2,388,025
Equifax, Inc.	13,000	595,140
Total		2,983,165
Total Industrials		29,018,594

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 20.3%
Communications Equipment 1.8%
Cisco Systems, Inc.	246,750	4,707,990
QUALCOMM, Inc.	4,300	264,278
Total		4,972,268
Computers & Peripherals 7.3%
Apple, Inc.	23,800	15,832,712
EMC Corp.(a)	127,700	3,357,233
Western Digital Corp.(a)	33,800	1,413,516
Total		20,603,461
Internet Software & Services 2.2%
Google, Inc., Class A(a)	8,950	6,131,556
IT Services 3.3%
International Business Machines Corp.	14,800	2,883,780
Mastercard, Inc., Class A	7,600	3,214,040
Visa, Inc., Class A	24,800	3,180,600
Total		9,278,420
Semiconductors & Semiconductor Equipment 1.3%
Advanced Micro Devices, Inc.(a)(b)	512,600	1,906,872
Applied Materials, Inc.	35,200	411,488
Intel Corp.	25,930	643,842
KLA-Tencor Corp.	8,200	420,742
NVIDIA Corp.(a)	20,300	284,809
Total		3,667,753
Software 4.4%
BMC Software, Inc.(a)	6,600	273,240
Microsoft Corp.(c)	233,000	7,181,060
Oracle Corp.	160,350	5,075,077
Total		12,529,377
Total Information Technology		57,182,835
Materials 3.1%
Chemicals 2.1%
CF Industries Holdings, Inc.	12,500	2,587,625
Eastman Chemical Co.	19,100	1,055,466
PPG Industries, Inc.	19,200	2,112,384
Total		5,755,475

Common Stocks (continued)

Issuer	Shares	Value ($)
Metals & Mining 1.0%
Cliffs Natural Resources, Inc.	17,200	616,448
Freeport-McMoRan Copper & Gold, Inc.	63,300	2,285,763
Total		2,902,211
Total Materials		8,657,686
Telecommunication Services 3.3%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	124,100	4,547,024
Verizon Communications, Inc.	114,000	4,895,160
Total		9,442,184
Total Telecommunication Services		9,442,184
Utilities 3.3%
Electric Utilities 0.8%
Entergy Corp.	33,800	2,301,104
Gas Utilities 0.8%
ONEOK, Inc.	50,400	2,244,312
Independent Power Producers & Energy Traders 0.8%
AES Corp. (The)(a)	197,900	2,254,081
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	82,100	2,599,286
Total Utilities		9,398,783

Total Common Stocks (Cost: $194,291,524)	278,596,761

	Shares	Value ($)
Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.164%(d)(e)	2,767,636	2,767,636

Total Money Market Funds
(Cost: $2,767,636)      2,767,636

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 2.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 2.2%
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $5,075,568(f)	0.150%	5,075,484	5,075,484
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $1,000,026(f)	0.230%	1,000,000	1,000,000
Total			6,075,484
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,075,484)			6,075,484
Total Investments (Cost: $203,134,644)			287,439,881
Other Assets & Liabilities, Net			(5,882,221)
Net Assets			281,557,660

Investment in Derivatives

Futures Contracts Outstanding at August 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	9	3,161,475	September 2012	228,569	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  At August 31, 2012, investments in securities included securities valued at $560,924 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,604,916	46,963,868	(48,801,148)	2,767,636	4,561	2,767,636

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

The accompanying Notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2012
8

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	5,176,997
Total Market Value of Collateral Securities	5,176,997
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.230%)
United States Treasury Inflation Indexed Bonds	170,928
United States Treasury Note/Bond	736,412
United States Treasury Strip Coupon	92,355
United States Treasury Strip Principal	20,305
Total Market Value of Collateral Securities	1,020,000

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1— Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3— Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	30,059,177	—	—	30,059,177
Consumer Staples	30,213,595	—	—	30,213,595
Energy	31,752,009	—	—	31,752,009
Financials	39,446,444	—	—	39,446,444
Health Care	33,425,454	—	—	33,425,454
Industrials	29,018,594	—	—	29,018,594
Information Technology	57,182,835	—	—	57,182,835
Materials	8,657,686	—	—	8,657,686
Telecommunication Services	9,442,184	—	—	9,442,184
Utilities	9,398,783	—	—	9,398,783
Total Equity Securities	278,596,761	—	—	278,596,761
Other
Money Market Funds	2,767,636	—	—	2,767,636
Investments of Cash Collateral Received for Securities on Loan	—	6,075,484	—	6,075,484
Total Other	2,767,636	6,075,484	—	8,843,120
Investments in Securities	281,364,397	6,075,484	—	287,439,881
Derivatives
Assets
Futures Contracts	228,569	—	—	228,569
Total	281,592,966	6,075,484	—	287,668,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Large Cap Enhanced Core Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $194,291,524)	$278,596,761
Affiliated issuers (identified cost $2,767,636)	2,767,636
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $6,075,484)	6,075,484
Total investments (identified cost $203,134,644)	287,439,881
Receivable for:
Investments sold	97
Capital shares sold	306,483
Dividends	821,597
Interest	9,851
Variation margin on futures contracts	20,000
Expense reimbursement due from Investment Manager	2,005
Prepaid expenses	4,492
Total assets	288,604,406
Liabilities
Due upon return of securities on loan	6,075,484
Payable for:
Capital shares purchased	647,816
Investment management fees	4,136
Distribution and service fees	88
Transfer agent fees	40,811
Administration fees	460
Compensation of board members	78,653
Other expenses	199,298
Total liabilities	7,046,746
Net assets applicable to outstanding capital stock	$281,557,660
Represented by
Paid-in capital	$323,347,553
Undistributed net investment income	2,113,192
Accumulated net realized loss	(128,436,891)
Unrealized appreciation (depreciation) on:
Investments	84,305,237
Futures contracts	228,569
Total — representing net assets applicable to outstanding capital stock	$281,557,660
*Value of securities on loan	$5,868,637

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Large Cap Enhanced Core Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$12,258,517
Shares outstanding	865,098
Net asset value per share	$14.17
Class I
Net assets	$25,611,053
Shares outstanding	1,809,948
Net asset value per share	$14.15
Class R
Net assets	$346,061
Shares outstanding	24,467
Net asset value per share	$14.14
Class Y
Net assets	$3,138,216
Shares outstanding	221,844
Net asset value per share	$14.15
Class Z
Net assets	$240,203,813
Shares outstanding	16,990,214
Net asset value per share	$14.14

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Large Cap Enhanced Core Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,120,775
Dividends — affiliated issuers	4,561
Income from securities lending — net	55,074
Total income	3,180,410
Expenses:
Investment management fees	944,640
Distribution fees
Class R	661
Service fees
Distribution and service fees — Class A	15,071
Transfer agent fees
Class A	12,146
Class R	269
Class Y	18
Class Z	239,519
Administration fees	82,179
Compensation of board members	16,535
Custodian fees	6,255
Printing and postage fees	40,451
Registration fees	53,746
Professional fees	15,950
Other	8,397
Total expenses	1,435,837
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(513,814)
Expense reductions	(140)
Total net expenses	921,883
Net investment income	2,258,527
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,031,190
Futures contracts	220,474
Net realized gain	14,251,664
Net change in unrealized appreciation (depreciation) on:
Investments	(4,798,866)
Futures contracts	72,811
Net change in unrealized appreciation (depreciation)	(4,726,055)
Net realized and unrealized gain	9,525,609
Net increase in net assets resulting from operations	$11,784,136

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Large Cap Enhanced Core Fund

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Operations
Net investment income	$2,258,527	$4,899,025
Net realized gain	14,251,664	55,219,777
Net change in unrealized appreciation (depreciation)	(4,726,055)	(39,680,472)
Net increase in net assets resulting from operations	11,784,136	20,438,330
Distributions to shareholders
Net investment income
Class A	(30,102)	(177,778)
Class I	(76,342)	(218,209)
Class R	(668)	(2,930)
Class Y	(9,548)	(56,015)
Class Z	(678,440)	(4,721,975)
Total distributions to shareholders	(795,100)	(5,176,907)
Increase (decrease) in net assets from capital stock activity	(12,859,964)	(148,478,815)
Total decrease in net assets	(1,870,928)	(133,217,392)
Net assets at beginning of period	283,428,588	416,645,980
Net assets at end of period	$281,557,660	$283,428,588
Undistributed net investment income	$2,113,192	$649,765

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Large Cap Enhanced Core Fund

Statement of Changes in Net Assets (continued)

	Six months ended August 31, 2012 (Unaudited)		Year ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	35,126	482,137	102,738	1,292,075
Distributions reinvested	1,119	15,107	6,941	85,718
Redemptions	(78,852)	(1,082,896)	(155,456)	(1,913,399)
Net decrease	(42,607)	(585,652)	(45,777)	(535,606)
Class I shares
Subscriptions	1,690,043	22,801,019	1,115,305	13,431,106
Distributions reinvested	5,667	76,333	17,728	218,155
Redemptions	(861,358)	(11,842,770)	(741,741)	(9,394,174)
Net increase	834,352	11,034,582	391,292	4,255,087
Class R shares
Subscriptions	9,619	130,158	6,183	74,577
Distributions reinvested	50	668	237	2,930
Redemptions	(124)	(1,731)	(5,162)	(66,574)
Net increase	9,545	129,095	1,258	10,933
Class Y shares
Subscriptions	8,396	109,548	4,531	55,742
Distributions reinvested	—	—	23	273
Redemptions	(8,491)	(115,740)	(2,253,345)	(28,066,198)
Net decrease	(95)	(6,192)	(2,248,791)	(28,010,183)
Class Z shares
Subscriptions	1,073,839	14,642,873	1,005,023	12,568,288
Distributions reinvested	2,793	37,595	12,154	149,441
Redemptions	(2,769,228)	(38,112,265)	(10,921,456)	(136,916,775)
Net decrease	(1,692,596)	(23,431,797)	(9,904,279)	(124,199,046)
Total net decrease	(891,401)	(12,859,964)	(11,806,297)	(148,478,815)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Large Cap Enhanced Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.67		$12.81		$10.73		$7.24		$12.91		$14.58
Income from investment operations:
Net investment income	0.10		0.17		0.14		0.13		0.18		0.19
Net realized and unrealized gain (loss)	0.43		0.89		2.08		3.52		(5.69)		(0.85)
Total from investment operations	0.53		1.06		2.22		3.65		(5.51)		(0.66)
Less distributions to shareholders:
Net investment income	(0.03)		(0.20)		(0.14)		(0.16)		(0.16)		(0.15)
Net realized gains	—		—		—		—		—		(0.86)
Total distributions to shareholders	(0.03)		(0.20)		(0.14)		(0.16)		(0.16)		(1.01)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.17		$13.67		$12.81		$10.73		$7.24		$12.91
Total return	3.92%		8.41%		20.84%		50.49%		(42.89%)		(5.29%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.30	%(c)	1.19	%(d)	0.96	%(d)	0.92	%(d)	0.82	%(d)	0.79%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.92	%(c)(f)	0.94	%(d)(f)	0.95	%(d)(f)	0.89	%(d)(f)	0.75	%(d)(f)	0.75	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.30	%(c)	1.19%		0.96%		0.92%		0.82%		0.79%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.92	%(c)(f)	0.94	%(f)	0.95	%(f)	0.89	%(f)	0.75	%(f)	0.75	%(f)
Net investment income	1.40	%(c)(f)	1.33	%(f)	1.22	%(f)	1.39	%(f)	1.63	%(f)	1.28	%(f)
Supplemental data
Net assets, end of period (in thousands)	$12,259		$12,404		$12,213		$12,348		$9,291		$17,281
Portfolio turnover	42%		67%		63%		122%		246%		207%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$13.63		$12.78		$11.11
Income from investment operations:
Net investment income	0.13		0.21		0.09
Net realized and unrealized gain	0.43		0.88		1.75
Total from investment operations	0.56		1.09		1.84
Less distributions to shareholders:
Net investment income	(0.04)		(0.24)		(0.17)
Total distributions to shareholders	(0.04)		(0.24)		(0.17)
Net asset value, end of period	$14.15		$13.63		$12.78
Total return	4.14%		8.73%		16.65%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.85	%(c)	0.74	%(d)	0.59	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.56	%(c)	0.61	%(d)	0.57	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.85	%(c)	0.74%		0.59	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.56	%(c)	0.61%		0.57	%(c)(f)
Net investment income	1.84	%(c)	1.72%		1.68	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$25,611		$13,297		$7,466
Portfolio turnover	42%		67%		63%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.65		$12.80		$10.72		$7.24		$12.90		$14.58
Income from investment operations:
Net investment income	0.08		0.14		0.12		0.11		0.16		0.16
Net realized and unrealized gain (loss)	0.44		0.88		2.08		3.51		(5.69)		(0.86)
Total from investment operations	0.52		1.02		2.20		3.62		(5.53)		(0.70)
Less distributions to shareholders:
Net investment income	(0.03)		(0.17)		(0.12)		(0.14)		(0.13)		(0.12)
Net realized gains	—		—		—		—		—		(0.86)
Total distributions to shareholders	(0.03)		(0.17)		(0.12)		(0.14)		(0.13)		(0.98)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.14		$13.65		$12.80		$10.72		$7.24		$12.90
Total return	3.81%		8.08%		20.58%		50.02%		(43.01%)		(5.57%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.56	%(c)	1.44	%(d)	1.21	%(d)	1.17	%(d)	1.07	%(d)	1.04%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.16	%(c)(f)	1.19	%(d)(f)	1.20	%(d)(f)	1.14	%(d)(f)	1.00	%(d)(f)	1.00	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.56	%(c)	1.44%		1.21%		1.17%		1.07%		1.04%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.16	%(c)(f)	1.19	%(f)	1.20	%(f)	1.14	%(f)	1.00	%(f)	1.00	%(f)
Net investment income	1.22	%(c)(f)	1.11	%(f)	1.02	%(f)	1.08	%(f)	1.46	%(f)	1.09	%(f)
Supplemental data
Net assets, end of period (in thousands)	$346		$204		$175		$112		$39		$46
Portfolio turnover	42%		67%		63%		122%		246%		207%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year ended February 29,		Year ended February 28,
Class Y	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$13.63		$12.78		$10.70		$9.10
Income from investment operations:
Net investment income	0.12		0.18		0.17		0.11
Net realized and unrealized gain	0.44		0.91		2.09		1.64
Total from investment operations	0.56		1.09		2.26		1.75
Less distributions to shareholders:
Net investment income	(0.04)		(0.24)		(0.18)		(0.15)
Total distributions to shareholders	(0.04)		(0.24)		(0.18)		(0.15)
Net asset value, end of period	$14.15		$13.63		$12.78		$10.70
Total return	4.14%		8.74%		21.30%		19.23%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.85	%(c)	0.74	%(d)	0.59	%(d)	0.57	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.57	%(c)	0.60	%(d)	0.58	%(d)(f)	0.57	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.85	%(c)	0.74%		0.59%		0.57	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.57	%(c)	0.60%		0.58	%(f)	0.57	%(c)(f)
Net investment income	1.75	%(c)	1.46%		1.53	%(f)	1.62	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$3,138		$3,024		$31,588		$60,329
Portfolio turnover	42%		67%		63%		122%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.62		$12.78		$10.70		$7.22		$12.90		$14.60
Income from investment operations:
Net investment income	0.11		0.19		0.16		0.16		0.21		0.23
Net realized and unrealized gain (loss)	0.45		0.88		2.09		3.50		(5.68)		(0.85)
Total from investment operations	0.56		1.07		2.25		3.66		(5.47)		(0.62)
Less distributions to shareholders:
Net investment income	(0.04)		(0.23)		(0.17)		(0.18)		(0.21)		(0.22)
Net realized gains	—		—		—		—		—		(0.86)
Total distributions to shareholders	(0.04)		(0.23)		(0.17)		(0.18)		(0.21)		(1.08)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$14.14		$13.62		$12.78		$10.70		$7.22		$12.90
Total return	4.12%		8.54%		21.18%		50.82%		(42.69%)		(5.10%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.05	%(c)	0.94	%(d)	0.71	%(d)	0.67	%(d)	0.57	%(d)	0.54%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.67	%(c)(f)	0.70	%(d)(f)	0.70	%(d)(f)	0.64	%(d)(f)	0.50	%(d)(f)	0.50	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.05	%(c)	0.94%		0.71%		0.67%		0.57%		0.54%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.67	%(c)(f)	0.70	%(f)	0.70	%(f)	0.64	%(f)	0.50	%(f)	0.50	%(f)
Net investment income	1.64	%(c)(f)	1.54	%(f)	1.46	%(f)	1.65	%(f)	1.86	%(f)	1.54	%(f)
Supplemental data
Net assets, end of period (in thousands)	$240,204		$254,500		$365,205		$451,824		$382,637		$796,550
Portfolio turnover	42%		67%		63%		122%		246%		207%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Semiannual Report 2012
21

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2012:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	228,569	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	220,474
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	72,811

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	166

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

Semiannual Report 2012
22

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012
23

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.52% as the Fund's net assets increase.

Effective July 1, 2012, the Investment Manager has contractually agreed to waive 0.15% of the Fund's investment management fee through June 30, 2013. Prior to July 1, 2012, the Investment Manager contractually agreed to waive 0.20% of the Fund's investment management fee. The annualized effective investment management fee waiver for the six months ended August 31, 2012 was 0.18% of the Fund's average daily net assets.

The annualized effective investment management fee rate, net of fee waivers, for the six months ended August 31, 2012 was 0.51% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $1,062.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class R	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $140.

Semiannual Report 2012
24

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.86%
Class I	0.46
Class R	1.11
Class Y	0.46
Class Z	0.61

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.95%
Class I	0.63
Class R	1.20
Class Y	0.70
Class Z	0.70

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $203,135,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$88,837,000
Unrealized depreciation	(4,532,000)
Net unrealized appreciation	$84,305,000

The following capital loss carryforward, determined as of February 29, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	8,601.528
2018	132,297,711
Total	140,899,239

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $114,783,201 and $127,869,250, respectively, for the six months ended August 31, 2012.

Semiannual Report 2012
25

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $5,868,637 were on loan, secured by cash collateral of $6,075,484 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 82.50% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

Semiannual Report 2012
26

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
27

Columbia Large Cap Enhanced Core Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2012
28

Columbia Large Cap Enhanced Core Fund

Approval of Investment Management
Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
29

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30

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31

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Semiannual Report 2012
32

Columbia Large Cap Enhanced Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Columbia Large Cap Enhanced Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1705 D (10/12)

Semiannual Report

August 31, 2012

Columbia Large Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Large Cap Index Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.
Semiannual Report 2012

Columbia Large Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	26
Approval of Investment Management Services Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Large Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Index Fund (the Fund) Class A shares returned 3.93% for the six-month period ended August 31, 2012.

>  The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned 4.14% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	3.93	17.48	0.90	6.08
Class B*	09/23/05
Excluding sales charges		3.49	16.59	0.15	5.29
Including sales charges		-1.51	11.59	-0.23	5.29
Class I*	11/16/11	4.07	17.77	1.10	6.29
Class Z	12/15/93	4.07	17.79	1.15	6.34
S&P 500 Index		4.14	18.00	1.28	6.51

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Large Cap Index Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	98.9
Consumer Discretionary	10.9
Consumer Staples	11.0
Energy	11.1
Financials	14.2
Health Care	11.7
Industrials	10.0
Information Technology	20.0
Materials	3.3
Telecommunication Services	3.2
Utilities	3.5
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Top Ten Holdings (%) (at August 31, 2012)
Apple, Inc.	4.9
Exxon Mobil Corp.	3.2
Microsoft Corp.	1.8
International Business Machines Corp.	1.8
Chevron Corp.	1.7
General Electric Co.	1.7
AT&T, Inc.	1.7
Johnson & Johnson	1.5
Procter & Gamble Co. (The)	1.4
Wells Fargo & Co.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Large Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.30	1,023.04	2.21	2.19	0.43
Class B	1,000.00	1,000.00	1,034.90	1,019.31	6.00	5.96	1.17
Class I	1,000.00	1,000.00	1,040.70	1,024.30	0.93	0.92	0.18
Class Z	1,000.00	1,000.00	1,040.70	1,024.30	0.93	0.92	0.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Large Cap Index Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
Consumer Discretionary 10.9%
Auto Components 0.2%
BorgWarner, Inc.(a)	22,380	1,539,296
Goodyear Tire & Rubber Co. (The)(a)	47,782	582,940
Johnson Controls, Inc.	132,826	3,614,196
Total		5,736,432
Automobiles 0.4%
Ford Motor Co.	745,244	6,960,579
Harley-Davidson, Inc.	45,212	1,897,096
Total		8,857,675
Distributors 0.1%
Genuine Parts Co.	30,447	1,923,033
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A(a)	19,703	529,025
DeVry, Inc.	11,506	222,181
H&R Block, Inc.	53,587	887,401
Total		1,638,607
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	88,489	3,068,799
Chipotle Mexican Grill, Inc.(a)	6,186	1,785,527
Darden Restaurants, Inc.	25,121	1,305,036
International Game Technology	52,146	640,874
Marriott International, Inc., Class A	51,707	1,948,320
McDonald's Corp.	198,443	17,758,664
Starbucks Corp.	148,120	7,348,233
Starwood Hotels & Resorts Worldwide, Inc.	38,597	2,127,853
Wyndham Worldwide Corp.	28,488	1,485,364
Wynn Resorts Ltd.	15,502	1,599,341
Yum! Brands, Inc.	89,936	5,730,722
Total		44,798,733
Household Durables 0.3%
D.R. Horton, Inc.	54,707	1,038,886
Harman International Industries, Inc.	13,767	633,695
Leggett & Platt, Inc.	27,376	649,906
Lennar Corp., Class A(b)	31,773	1,030,398
Newell Rubbermaid, Inc.	56,615	1,015,107
PulteGroup, Inc.(a)	65,923	901,827
Whirlpool Corp.	15,087	1,138,465
Total		6,408,284

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Catalog Retail 1.0%
Amazon.com, Inc.(a)	70,380	17,470,427
Expedia, Inc.	18,816	966,390
Netflix, Inc.(a)(b)	10,842	647,484
priceline.com, Inc.(a)	9,721	5,877,025
TripAdvisor, Inc.(a)	19,711	659,136
Total		25,620,462
Leisure Equipment & Products 0.1%
Hasbro, Inc.(b)	22,785	854,665
Mattel, Inc.	66,503	2,336,916
Total		3,191,581
Media 3.4%
Cablevision Systems Corp., Class A	41,826	625,299
CBS Corp., Class B Non Voting	126,563	4,599,300
Comcast Corp., Class A	526,494	17,653,344
Directv(a)	127,908	6,662,728
Discovery Communications, Inc., Class A(a)	49,786	2,730,264
Gannett Co., Inc.	45,881	700,144
Interpublic Group of Companies, Inc. (The)	86,520	920,573
McGraw-Hill Companies, Inc. (The)	54,619	2,796,493
News Corp., Class A	411,403	9,622,716
Omnicom Group, Inc.	53,233	2,734,579
Scripps Networks Interactive, Inc., Class A	18,102	1,069,828
Time Warner Cable, Inc.	61,021	5,419,885
Time Warner, Inc.	187,448	7,788,464
Viacom, Inc., Class B	103,066	5,154,331
Walt Disney Co. (The)	349,026	17,266,316
Washington Post Co. (The), Class B(b)	936	329,940
Total		86,074,204
Multiline Retail 0.8%
Big Lots, Inc.(a)	12,438	378,613
Dollar Tree, Inc.(a)	45,294	2,181,812
Family Dollar Stores, Inc.	22,800	1,450,992
JCPenney Co., Inc.(b)	28,601	745,914
Kohl's Corp.	46,823	2,444,160
Macy's, Inc.	80,675	3,252,009
Nordstrom, Inc.	31,281	1,808,980
Sears Holdings Corp.(a)(b)	7,485	394,834
Target Corp.	129,120	8,275,301
Total		20,932,615

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	16,117	580,051
AutoNation, Inc.(a)	8,113	326,143
AutoZone, Inc.(a)	5,201	1,880,890
Bed Bath & Beyond, Inc.(a)	45,394	3,049,115
Best Buy Co., Inc.	54,124	960,160
CarMax, Inc.(a)	44,565	1,363,243
GameStop Corp., Class A(b)	25,440	485,395
Gap, Inc. (The)	64,960	2,326,867
Home Depot, Inc. (The)	298,899	16,962,518
Limited Brands, Inc.	47,181	2,292,996
Lowe's Companies, Inc.	229,782	6,544,191
O'Reilly Automotive, Inc.(a)	23,227	1,973,134
Ross Stores, Inc.	44,051	3,047,889
Staples, Inc.	134,580	1,469,613
Tiffany & Co.	24,747	1,533,077
TJX Companies, Inc.	144,686	6,625,172
Urban Outfitters, Inc.(a)	21,772	817,321
Total		52,237,775
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	56,117	3,262,081
Fossil, Inc.(a)	10,162	863,262
Nike, Inc., Class B	71,604	6,971,365
Ralph Lauren Corp.	12,673	2,010,572
VF Corp.	16,903	2,580,750
Total		15,688,030
Total Consumer Discretionary		273,107,431
Consumer Staples 11.0%
Beverages 2.6%
Beam, Inc.	30,775	1,796,029
Brown-Forman Corp., Class B	29,113	1,866,175
Coca-Cola Co. (The)	881,054	32,951,420
Coca-Cola Enterprises, Inc.	58,588	1,730,104
Constellation Brands, Inc., Class A(a)	29,729	979,273
Dr. Pepper Snapple Group, Inc.	41,365	1,853,566
Molson Coors Brewing Co., Class B	30,695	1,367,155
Monster Beverage Corp.(a)	29,940	1,764,364
PepsiCo, Inc.	305,406	22,120,556
Total		66,428,642

Common Stocks (continued)

Issuer	Shares	Value ($)
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	84,429	8,263,066
CVS Caremark Corp.	250,246	11,398,705
Kroger Co. (The)	109,545	2,440,663
Safeway, Inc.(b)	46,949	734,752
SYSCO Corp.	114,386	3,465,896
Wal-Mart Stores, Inc.	336,965	24,463,659
Walgreen Co.	167,373	5,985,258
Whole Foods Market, Inc.	31,906	3,086,906
Total		59,838,905
Food Products 1.7%
Archer-Daniels-Midland Co.	128,594	3,439,889
Campbell Soup Co.	34,551	1,214,122
ConAgra Foods, Inc.	81,113	2,036,747
Dean Foods Co.(a)	36,025	591,531
General Mills, Inc.	126,406	4,971,548
Hershey Co. (The)	29,695	2,132,695
HJ Heinz Co.	62,467	3,480,661
Hormel Foods Corp.	26,775	768,978
JM Smucker Co. (The)	22,134	1,880,726
Kellogg Co.	48,169	2,439,760
Kraft Foods, Inc., Class A	346,221	14,378,558
McCormick & Co., Inc.	25,895	1,590,989
Mead Johnson Nutrition Co.	39,816	2,919,707
Tyson Foods, Inc., Class A	56,392	883,099
Total		42,729,010
Household Products 2.1%
Clorox Co. (The)	25,398	1,847,705
Colgate-Palmolive Co.	93,197	9,907,773
Kimberly-Clark Corp.	76,575	6,401,670
Procter & Gamble Co. (The)	535,079	35,951,958
Total		54,109,106
Personal Products 0.2%
Avon Products, Inc.	84,317	1,302,698
Estee Lauder Companies, Inc. (The), Class A	44,029	2,639,538
Total		3,942,236
Tobacco 2.0%
Altria Group, Inc.	397,351	13,494,040
Lorillard, Inc.	25,482	3,198,246
Philip Morris International, Inc.	333,051	29,741,454
Reynolds American, Inc.	64,725	2,983,823
Total		49,417,563
Total Consumer Staples		276,465,462

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 11.1%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	85,628	3,904,637
Cameron International Corp.(a)	48,091	2,631,059
Diamond Offshore Drilling, Inc.	13,575	909,796
Ensco PLC, Class A	45,130	2,589,108
FMC Technologies, Inc.(a)	46,695	2,187,194
Halliburton Co.	180,239	5,904,630
Helmerich & Payne, Inc.	20,971	957,116
Nabors Industries Ltd.(a)	56,692	837,341
National Oilwell Varco, Inc.	83,232	6,558,682
Noble Corp.	49,282	1,879,615
Rowan Companies PLC, Class A(a)	24,246	852,974
Schlumberger Ltd.	260,413	18,848,693
Total		48,060,845
Oil, Gas & Consumable Fuels 9.2%
Alpha Natural Resources, Inc.(a)	43,010	255,479
Anadarko Petroleum Corp.	97,551	6,757,358
Apache Corp.	76,322	6,544,611
Cabot Oil & Gas Corp.	40,977	1,696,858
Chesapeake Energy Corp.	129,335	2,502,632
Chevron Corp.	385,308	43,216,145
ConocoPhillips	246,936	14,023,495
CONSOL Energy, Inc.	44,432	1,341,846
Denbury Resources, Inc.(a)	76,284	1,181,639
Devon Energy Corp.	78,973	4,567,009
EOG Resources, Inc.	52,641	5,701,020
EQT Corp.	29,211	1,576,226
Exxon Mobil Corp.(c)	913,139	79,717,035
Hess Corp.	59,373	3,000,118
Kinder Morgan Management LLC(d)	60,281	45
Kinder Morgan, Inc.	110,666	3,958,523
Marathon Oil Corp.	137,729	3,831,621
Marathon Petroleum Corp.	66,530	3,442,928
Murphy Oil Corp.	37,920	1,946,434
Newfield Exploration Co.(a)	26,323	858,919
Noble Energy, Inc.	34,717	3,051,624
Occidental Petroleum Corp.	158,385	13,464,309
Peabody Energy Corp.	53,189	1,150,478

Common Stocks (continued)

Issuer	Shares	Value ($)
Phillips 66	122,095	5,127,990
Pioneer Natural Resources Co.	24,028	2,339,366
QEP Resources, Inc.	34,830	999,273
Range Resources Corp.	31,671	2,064,632
Southwestern Energy Co.(a)	67,981	2,116,249
Spectra Energy Corp.	127,461	3,602,048
Sunoco, Inc.	20,674	975,606
Tesoro Corp.	27,406	1,089,114
Valero Energy Corp.	107,966	3,375,017
Williams Companies, Inc. (The)	122,177	3,942,652
WPX Energy, Inc.(a)	38,809	605,420
Total		230,023,719
Total Energy		278,084,564
Financials 14.2%
Capital Markets 1.8%
Ameriprise Financial, Inc.(e)	42,687	2,343,943
Bank of New York Mellon Corp. (The)	232,912	5,249,837
BlackRock, Inc.	25,025	4,413,659
Charles Schwab Corp. (The)	211,302	2,850,464
E*Trade Financial Corp.(a)	49,646	425,466
Federated Investors, Inc., Class B(b)	18,106	384,210
Franklin Resources, Inc.	27,735	3,256,089
Goldman Sachs Group, Inc. (The)	96,049	10,154,300
Invesco Ltd.	87,527	2,072,640
Legg Mason, Inc.	24,535	603,070
Morgan Stanley	297,381	4,460,715
Northern Trust Corp.	47,091	2,186,906
State Street Corp.	95,410	3,969,056
T Rowe Price Group, Inc.	49,814	3,060,572
Total		45,430,927
Commercial Banks 2.9%
BB&T Corp.	136,427	4,302,908
Comerica, Inc.	38,403	1,179,356
Fifth Third Bancorp	179,662	2,720,083
First Horizon National Corp.	49,335	442,042
Huntington Bancshares, Inc.	168,846	1,114,384
KeyCorp	186,128	1,569,059
M&T Bank Corp.	24,715	2,147,733
PNC Financial Services Group, Inc.	103,258	6,418,517

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Regions Financial Corp.	275,815	1,919,672
SunTrust Banks, Inc.	105,090	2,645,115
U.S. Bancorp	369,885	12,357,858
Wells Fargo & Co.	1,037,671	35,311,944
Zions Bancorporation	35,968	692,384
Total		72,821,055
Consumer Finance 0.9%
American Express Co.	195,531	11,399,457
Capital One Financial Corp.	113,322	6,406,093
Discover Financial Services	103,558	4,010,801
SLM Corp.	95,240	1,500,030
Total		23,316,381
Diversified Financial Services 2.8%
Bank of America Corp.	2,104,416	16,814,284
Citigroup, Inc.	572,580	17,011,352
CME Group, Inc.	64,895	3,562,735
IntercontinentalExchange, Inc.(a)	14,205	1,941,824
JPMorgan Chase & Co.	743,342	27,607,722
Leucadia National Corp.	38,685	827,085
Moody's Corp.	38,614	1,529,114
NASDAQ OMX Group, Inc. (The)	23,904	546,684
NYSE Euronext	49,597	1,242,405
Total		71,083,205
Insurance 3.6%
ACE Ltd.	66,137	4,876,281
Aflac, Inc.	91,321	4,217,204
Allstate Corp. (The)	95,952	3,577,091
American International Group, Inc.(a)	143,206	4,916,262
Aon PLC	63,741	3,311,982
Assurant, Inc.	15,840	558,360
Berkshire Hathaway, Inc., Class B(a)	343,410	28,963,199
Chubb Corp. (The)	52,719	3,895,407
Cincinnati Financial Corp.	31,698	1,225,445
Genworth Financial, Inc., Class A(a)	95,979	507,729
Hartford Financial Services Group, Inc.	86,088	1,543,558
Lincoln National Corp.	55,738	1,294,236
Loews Corp.	59,672	2,425,667
Marsh & McLennan Companies, Inc.	106,544	3,640,608
MetLife, Inc.	207,388	7,078,152
Principal Financial Group, Inc.	58,608	1,608,204

Common Stocks (continued)

Issuer	Shares	Value ($)
Progressive Corp. (The)	119,055	2,325,144
Prudential Financial, Inc.	91,580	4,992,026
Torchmark Corp.	19,229	984,140
Travelers Companies, Inc. (The)	75,973	4,918,492
Unum Group	55,820	1,089,048
XL Group PLC	60,872	1,407,361
Total		89,355,596
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	77,050	5,424,320
Apartment Investment & Management Co., Class A	27,599	730,822
AvalonBay Communities, Inc.	18,623	2,635,527
Boston Properties, Inc.	29,256	3,280,475
Equity Residential	58,700	3,545,480
HCP, Inc.	81,915	3,756,622
Health Care REIT, Inc.	44,090	2,576,620
Host Hotels & Resorts, Inc.	140,288	2,146,406
Kimco Realty Corp.	79,461	1,614,647
Plum Creek Timber Co., Inc.	31,531	1,290,564
ProLogis, Inc.	89,906	3,072,088
Public Storage	27,794	4,045,695
Simon Property Group, Inc.	59,187	9,392,977
Ventas, Inc.	56,440	3,696,256
Vornado Realty Trust	36,250	2,942,412
Weyerhaeuser Co.	104,954	2,614,404
Total		52,765,315
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	64,037	1,108,480
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	103,135	741,541
People's United Financial, Inc.	69,499	831,903
Total		1,573,444
Total Financials		357,454,403
Health Care 11.6%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.(a)	37,508	4,021,232
Amgen, Inc.	151,866	12,744,595
Biogen Idec, Inc.(a)	46,781	6,857,627
Celgene Corp.(a)	86,019	6,196,809
Gilead Sciences, Inc.(a)	147,887	8,531,601
Total		38,351,864

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	107,516	6,309,039
Becton Dickinson and Co.	39,581	3,007,364
Boston Scientific Corp.(a)	279,110	1,507,194
CareFusion Corp.(a)	43,339	1,138,516
Covidien PLC	94,177	5,278,621
CR Bard, Inc.	16,386	1,607,630
DENTSPLY International, Inc.	27,683	1,004,062
Edwards Lifesciences Corp.(a)	22,377	2,284,916
Intuitive Surgical, Inc.(a)	7,756	3,814,323
Medtronic, Inc.	203,200	8,262,112
St. Jude Medical, Inc.	61,282	2,314,008
Stryker Corp.	63,224	3,367,310
Varian Medical Systems, Inc.(a)	21,773	1,280,035
Zimmer Holdings, Inc.	34,396	2,124,985
Total		43,300,115
Health Care Providers & Services 1.9%
Aetna, Inc.	67,841	2,605,773
AmerisourceBergen Corp.	48,973	1,886,440
Cardinal Health, Inc.	67,581	2,672,828
CIGNA Corp.	56,297	2,576,714
Coventry Health Care, Inc.	26,092	1,086,210
DaVita, Inc.(a)	18,362	1,786,072
Express Scripts Holding Co.(a)	157,290	9,849,500
Five Star Quality Care, Inc.(d)	23,000	1
Humana, Inc.	31,869	2,233,379
Laboratory Corp. of America Holdings(a)	18,906	1,662,783
McKesson Corp.	45,964	4,003,924
Patterson Companies, Inc.	17,123	581,668
Quest Diagnostics, Inc.	30,984	1,873,602
Tenet Healthcare Corp.(a)	80,810	419,404
UnitedHealth Group, Inc.	202,587	11,000,474
WellPoint, Inc.	64,603	3,867,782
Total		48,106,554
Health Care Technology 0.1%
Cerner Corp.(a)	28,628	2,093,852
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	67,860	2,521,678
Life Technologies Corp.(a)	34,876	1,663,934
PerkinElmer, Inc.	22,242	607,207

Common Stocks (continued)

Issuer	Shares	Value ($)
Thermo Fisher Scientific, Inc.	71,729	4,113,658
Waters Corp.(a)	17,350	1,391,296
Total		10,297,773
Pharmaceuticals 6.0%
Abbott Laboratories	307,246	20,136,903
Allergan, Inc.	60,054	5,172,451
Bristol-Myers Squibb Co.	329,840	10,888,018
Eli Lilly & Co.	199,412	8,955,593
Forest Laboratories, Inc.(a)	51,884	1,799,856
Hospira, Inc.(a)	32,249	1,082,921
Johnson & Johnson	536,302	36,162,844
Merck & Co., Inc.	593,946	25,569,375
Mylan, Inc.(a)	79,261	1,868,182
Perrigo Co.	18,238	2,005,633
Pfizer, Inc.	1,462,247	34,889,213
Watson Pharmaceuticals, Inc.(a)	24,876	2,023,663
Total		150,554,652
Total Health Care		292,704,810
Industrials 10.0%
Aerospace & Defense 2.3%
Boeing Co. (The)	146,275	10,444,035
General Dynamics Corp.	70,415	4,612,887
Honeywell International, Inc.	152,154	8,893,401
L-3 Communications Holdings, Inc.	19,025	1,336,316
Lockheed Martin Corp.	51,981	4,737,548
Northrop Grumman Corp.	49,116	3,285,369
Precision Castparts Corp.	28,376	4,570,806
Raytheon Co.	65,096	3,679,226
Rockwell Collins, Inc.	28,324	1,384,194
Textron, Inc.	54,729	1,462,359
United Technologies Corp.	177,970	14,210,905
Total		58,617,046
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	31,752	1,797,481
Expeditors International of Washington, Inc.	41,473	1,518,326
FedEx Corp.	61,583	5,396,518
United Parcel Service, Inc., Class B	187,369	13,829,706
Total		22,542,031

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.1%
Southwest Airlines Co.	149,914	1,340,231
Building Products —%
Masco Corp.	69,733	987,419
Commercial Services & Supplies 0.7%
Avery Dennison Corp.	20,238	632,033
Cintas Corp.	21,540	870,647
Iron Mountain, Inc.	33,434	1,096,635
Pitney Bowes, Inc.(b)	39,092	522,269
Republic Services, Inc.	61,457	1,699,286
RR Donnelley & Sons Co.(b)	35,205	386,551
Stericycle, Inc.(a)	16,614	1,520,513
Tyco International Ltd.	90,381	5,095,681
Waste Management, Inc.	90,345	3,124,130
Total		14,947,745
Construction & Engineering 0.2%
Fluor Corp.	33,021	1,700,582
Jacobs Engineering Group, Inc.(a)	25,191	996,052
Quanta Services, Inc.(a)	41,602	998,448
Total		3,695,082
Electrical Equipment 0.5%
Cooper Industries PLC	31,063	2,272,258
Emerson Electric Co.	143,259	7,266,097
Rockwell Automation, Inc.	27,867	2,008,096
Roper Industries, Inc.	19,026	1,955,683
Total		13,502,134
Industrial Conglomerates 2.4%
3M Co.	135,497	12,547,022
Danaher Corp.	112,281	6,014,893
General Electric Co.	2,069,001	42,849,011
Total		61,410,926
Machinery 1.8%
Caterpillar, Inc.	127,385	10,869,762
Cummins, Inc.	37,526	3,644,150
Deere & Co.	77,665	5,833,418
Dover Corp.	35,862	2,073,182
Eaton Corp.	65,938	2,948,747
Flowserve Corp.	9,980	1,274,047
Illinois Tool Works, Inc.	93,218	5,526,895
Ingersoll-Rand PLC	58,331	2,727,558

Common Stocks (continued)

Issuer	Shares	Value ($)
Joy Global, Inc.	20,664	1,103,044
PACCAR, Inc.	69,655	2,779,931
Pall Corp.	22,614	1,255,303
Parker Hannifin Corp.	29,499	2,359,330
Snap-On, Inc.	11,351	787,987
Stanley Black & Decker, Inc.	33,375	2,195,408
Xylem, Inc.	36,211	879,565
Total		46,258,327
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	8,747	708,070
Equifax, Inc.	23,509	1,076,242
Robert Half International, Inc.	27,925	734,427
Total		2,518,739
Road & Rail 0.8%
CSX Corp.	202,919	4,557,561
Norfolk Southern Corp.	63,616	4,609,615
Ryder System, Inc.	10,011	400,540
Union Pacific Corp.	92,993	11,293,070
Total		20,860,786
Trading Companies & Distributors 0.2%
Fastenal Co.	57,669	2,484,957
WW Grainger, Inc.	11,911	2,453,190
Total		4,938,147
Total Industrials		251,618,613
Information Technology 20.0%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,046,062	19,958,863
F5 Networks, Inc.(a)	15,500	1,511,095
Harris Corp.	22,222	1,045,101
JDS Uniphase Corp.(a)	45,212	505,922
Juniper Networks, Inc.(a)	103,412	1,803,505
Motorola Solutions, Inc.	57,033	2,718,193
QUALCOMM, Inc.	334,756	20,574,104
Total		48,116,783
Computers & Peripherals 6.0%
Apple, Inc.	182,596	121,470,163
Dell, Inc.(a)	290,311	3,074,393
EMC Corp.(a)	410,018	10,779,373
Hewlett-Packard Co.	386,125	6,517,790

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Lexmark International, Inc., Class A	13,891	301,574
NetApp, Inc.(a)	70,868	2,446,363
SanDisk Corp.(a)	47,585	1,961,454
Seagate Technology PLC	69,100	2,211,891
Western Digital Corp.(a)	45,695	1,910,965
Total		150,673,966
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	31,639	1,925,866
Corning, Inc.	296,351	3,553,248
FLIR Systems, Inc.	30,114	596,257
Jabil Circuit, Inc.	35,519	809,123
Molex, Inc.	26,862	713,186
TE Connectivity Ltd.	83,499	2,936,660
Total		10,534,340
Internet Software & Services 2.0%
Akamai Technologies, Inc.(a)	34,991	1,312,512
eBay, Inc.(a)	224,405	10,652,505
Google, Inc., Class A(a)	49,663	34,023,625
VeriSign, Inc.(a)	30,849	1,470,880
Yahoo!, Inc.(a)	237,978	3,486,378
Total		50,945,900
IT Services 3.8%
Accenture PLC, Class A	125,846	7,752,114
Automatic Data Processing, Inc.	95,502	5,546,756
Cognizant Technology Solutions Corp., Class A(a)	59,460	3,822,089
Computer Sciences Corp.	30,303	976,060
Fidelity National Information Services, Inc.	46,625	1,468,687
Fiserv, Inc.(a)	26,649	1,900,340
International Business Machines Corp.	225,245	43,888,988
Mastercard, Inc., Class A	20,734	8,768,409
Paychex, Inc.	63,011	2,095,746
SAIC, Inc.	54,028	659,682
Teradata Corp.(a)	32,942	2,516,110
Total System Services, Inc.	31,385	727,504
Visa, Inc., Class A	97,236	12,470,517
Western Union Co. (The)	119,699	2,107,899
Total		94,700,901
Office Electronics 0.1%
Xerox Corp.	263,183	1,939,659

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.(a)	115,042	427,956
Altera Corp.	63,005	2,351,977
Analog Devices, Inc.	58,258	2,315,173
Applied Materials, Inc.	250,285	2,925,832
Broadcom Corp., Class A	96,839	3,440,690
First Solar, Inc.(a)(b)	11,520	230,285
Intel Corp.	982,424	24,393,588
KLA-Tencor Corp.	32,673	1,676,451
Lam Research Corp.(a)	39,336	1,342,538
Linear Technology Corp.	44,955	1,484,639
LSI Corp.(a)	111,093	865,414
Microchip Technology, Inc.	37,800	1,313,550
Micron Technology, Inc.(a)	193,248	1,200,070
NVIDIA Corp.(a)	120,834	1,695,301
Teradyne, Inc.(a)	36,455	569,427
Texas Instruments, Inc.	223,461	6,489,307
Xilinx, Inc.	51,537	1,747,620
Total		54,469,818
Software 3.6%
Adobe Systems, Inc.(a)	96,882	3,029,500
Autodesk, Inc.(a)	44,878	1,393,462
BMC Software, Inc.(a)	31,453	1,302,154
CA, Inc.	69,106	1,798,829
Citrix Systems, Inc.(a)	36,354	2,824,342
Electronic Arts, Inc.(a)	62,075	827,460
Intuit, Inc.	57,347	3,357,093
Microsoft Corp.	1,460,031	44,998,156
Oracle Corp.	757,778	23,983,674
Red Hat, Inc.(a)	37,663	2,110,635
Salesforce.com, Inc.(a)	26,945	3,911,875
Symantec Corp.(a)	140,741	2,509,412
Total		92,046,592
Total Information Technology		503,427,959
Materials 3.3%
Chemicals 2.3%
Air Products & Chemicals, Inc.	41,290	3,409,728
Airgas, Inc.	13,518	1,122,940
CF Industries Holdings, Inc.	12,813	2,652,419

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Dow Chemical Co. (The)	233,425	6,841,687
Eastman Chemical Co.	29,814	1,647,522
Ecolab, Inc.	57,057	3,653,360
EI du Pont de Nemours & Co.	182,979	9,103,205
FMC Corp.	26,782	1,454,798
International Flavors & Fragrances, Inc.	15,826	957,790
Monsanto Co.	104,166	9,073,900
Mosaic Co. (The)	58,161	3,368,103
PPG Industries, Inc.	29,733	3,271,225
Praxair, Inc.	58,324	6,153,182
Sherwin-Williams Co. (The)	16,734	2,394,301
Sigma-Aldrich Corp.	23,605	1,676,663
Total		56,780,823
Construction Materials —%
Vulcan Materials Co.	25,270	983,508
Containers & Packaging 0.1%
Ball Corp.	30,593	1,290,107
Bemis Co., Inc.	20,135	609,285
Owens-Illinois, Inc.(a)	32,209	563,013
Sealed Air Corp.	37,907	540,933
Total		3,003,338
Metals & Mining 0.7%
Alcoa, Inc.	208,300	1,783,048
Allegheny Technologies, Inc.	20,913	619,861
Cliffs Natural Resources, Inc.	27,821	997,105
Freeport-McMoRan Copper & Gold, Inc.	185,339	6,692,591
Newmont Mining Corp.	96,772	4,904,405
Nucor Corp.	61,911	2,330,949
Titanium Metals Corp.	16,075	196,758
United States Steel Corp.(b)	28,119	546,915
Total		18,071,632
Paper & Forest Products 0.2%
International Paper Co.	85,354	2,949,834
MeadWestvaco Corp.	33,660	968,062
Total		3,917,896
Total Materials		82,757,197
Telecommunication Services 3.2%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,144,901	41,949,173
CenturyLink, Inc.	121,314	5,126,730

Common Stocks (continued)

Issuer	Shares	Value ($)
Frontier Communications Corp.(b)	194,973	900,775
Verizon Communications, Inc.	554,785	23,822,468
Windstream Corp.(b)	114,896	1,134,023
Total		72,933,169
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.(a)	50,354	3,195,465
MetroPCS Communications, Inc.(a)	57,443	558,920
Sprint Nextel Corp.(a)	585,601	2,840,165
Total		6,594,550
Total Telecommunication Services		79,527,719
Utilities 3.5%
Electric Utilities 2.0%
American Electric Power Co., Inc.	94,573	4,065,693
Duke Energy	137,435	8,903,039
Edison International	63,625	2,786,139
Entergy Corp.	34,599	2,355,500
Exelon Corp.	166,450	6,070,432
FirstEnergy Corp.	81,672	3,569,066
NextEra Energy, Inc.	81,447	5,482,198
Northeast Utilities	61,240	2,306,911
Pepco Holdings, Inc.	44,581	860,859
Pinnacle West Capital Corp.	21,380	1,098,291
PPL Corp.	113,262	3,321,974
Southern Co. (The)	169,634	7,689,509
Xcel Energy, Inc.	95,088	2,652,004
Total		51,161,615
Gas Utilities 0.1%
AGL Resources, Inc.	22,909	908,342
ONEOK, Inc.	40,584	1,807,206
Total		2,715,548
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)(a)	125,892	1,433,910
NRG Energy, Inc.	44,465	948,883
Total		2,382,793
Multi-Utilities 1.3%
Ameren Corp.	47,381	1,550,306
CenterPoint Energy, Inc.	83,437	1,701,280
CMS Energy Corp.	50,827	1,172,579
Consolidated Edison, Inc.	57,192	3,466,979

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Dominion Resources, Inc.	111,603	5,856,925
DTE Energy Co.	33,218	1,939,931
Integrys Energy Group, Inc.	15,211	821,242
NiSource, Inc.	55,478	1,350,335
PG&E Corp.	82,467	3,579,893
Public Service Enterprise Group, Inc.	98,786	3,127,565
SCANA Corp.	22,728	1,076,398
Sempra Energy	46,847	3,101,271
TECO Energy, Inc.	42,144	731,620
Wisconsin Energy Corp.	45,001	1,708,238
Total		31,184,562
Total Utilities		87,444,518
Total Common Stocks (Cost: $2,150,273,294)		2,482,592,676

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 0.164%(e)(f)	28,815,910	28,815,910
Total Money Market Funds (Cost: $28,815,910)		28,815,910

Investments of Cash Collateral Received for Securities on Loan 0.3%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 0.3%
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $5,101,721(g)	0.150%	5,101,636	5,101,636
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $2,000,071(g)	0.320%	2,000,000	2,000,000
Total			7,101,636
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,101,636)			7,101,636
Total Investments (Cost: $2,186,190,840)			2,518,510,222
Other Assets & Liabilities, Net			(4,288,289)
Net Assets			2,514,221,933

Futures Contracts Outstanding at August 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	98	34,424,950	September 2012	832,690	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  At August 31, 2012, investments in securities included securities valued at $12,496,995 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $46, representing less than 0.01% of net assets. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01/02/02	2
Kinder Morgan Management LLC	09/26/02 - 05/20/08	14

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Ameriprise Financial, Inc.	1,744,781	70,930	(1,366,676)	867,337	1,316,372	29,707	2,343,943
Columbia Short-Term Cash Fund	36,309,837	190,944,681	(198,438,608)	—	28,815,910	36,850	28,815,910
Total	38,054,618	191,015,611	(199,805,284)	867,337	30,132,282	66,557	31,159,853

(f)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(g)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	5,203,671
Total market value of collateral securities	5,203,671
Security Description	Value ($)
Pershing LLC (0.320%)
Fannie Mae REMICS	479,442
Federal Home Loan Banks	9,524
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	117,429
Ginnie Mae I Pool	285,716
Ginnie Mae II Pool	665,106
Government National Mortgage Association	29,614
United States Treasury Note/Bond	453,168
Total market value of collateral securities	2,040,000

Abbreviation Legend

REMIC(S) Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	273,107,431	—	—	273,107,431
Consumer Staples	276,465,462	—	—	276,465,462
Energy	278,084,519	45	—	278,084,564
Financials	357,454,403	—	—	357,454,403
Health Care	292,704,809	1	—	292,704,810
Industrials	251,618,613	—	—	251,618,613
Information Technology	503,427,959	—	—	503,427,959
Materials	82,757,197	—	—	82,757,197
Telecommunication Services	79,527,719	—	—	79,527,719
Utilities	87,444,518	—	—	87,444,518
Total Equity Securities	2,482,592,630	46	—	2,482,592,676
Other
Money Market Funds	28,815,910	—	—	28,815,910
Investments of Cash Collateral Received for Securities on Loan	—	7,101,636	—	7,101,636
Total Other	28,815,910	7,101,636	—	35,917,546
Investments in Securities	2,511,408,540	7,101,682	—	2,518,510,222
Derivatives
Assets
Futures Contracts	832,690	—	—	832,690
Total	2,512,241,230	7,101,682	—	2,519,342,912

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Large Cap Index Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,148,956,922)	$2,480,248,733
Affiliated issuers (identified cost $30,132,282)	31,159,853
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $7,101,636)	7,101,636
Total investments (identified cost $2,186,190,840)	2,518,510,222
Receivable for:
Investments sold	290
Capital shares sold	2,197,900
Dividends	6,006,870
Interest	17,074
Reclaims	1,926
Variation margin on futures contracts	202,000
Total assets	2,526,936,282
Liabilities
Due upon return of securities on loan	7,101,636
Payable for:
Capital shares purchased	5,480,134
Investment management fees	6,844
Distribution and service fees	3,307
Administration fees	6,844
Compensation of board members	113,382
Other expenses	2,202
Total liabilities	12,714,349
Net assets applicable to outstanding capital stock	$2,514,221,933
Represented by
Paid-in capital	$1,639,494,120
Undistributed net investment income	24,473,086
Accumulated net realized gain	517,102,655
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	331,291,811
Investments — affiliated issuers	1,027,571
Futures contracts	832,690
Total — representing net assets applicable to outstanding capital stock	$2,514,221,933
*Value of securities on loan	$6,876,634

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Large Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$484,472,625
Shares outstanding	17,750,785
Net asset value per share	$27.29
Class B
Net assets	$699,628
Shares outstanding	25,623
Net asset value per share	$27.30
Class I
Net assets	$2,830
Shares outstanding	103
Net asset value per share(a)	$27.42
Class Z
Net assets	$2,029,046,850
Shares outstanding	73,995,208
Net asset value per share	$27.42

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Large Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$27,532,840
Dividends — affiliated issuers	66,557
Income from securities lending — net	98,735
Foreign taxes withheld	(6,448)
Total income	27,691,684
Expenses:
Investment management fees	1,299,978
Distribution fees
Class B	3,450
Service fees
Class B	1,150
Distribution and service fees — Class A	588,882
Administration fees	1,299,978
Compensation of board members	45,331
Other	8,963
Total expenses	3,247,732
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(313,359)
Expense reductions	(10,834)
Total net expenses	2,923,539
Net investment income	24,768,145
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	669,255,673
Investments — affiliated issuers	867,337
Futures contracts	2,531,657
Net realized gain	672,654,667
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(568,875,548)
Investments — affiliated issuers	(869,780)
Futures contracts	(975,587)
Net change in unrealized appreciation (depreciation)	(570,720,915)
Net realized and unrealized gain	101,933,752
Net increase in net assets resulting from operations	$126,701,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Large Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012(a)
Operations
Net investment income	$24,768,145	$64,443,247
Net realized gain	672,654,667	60,378,260
Net change in unrealized appreciation (depreciation)	(570,720,915)	51,935,406
Net increase in net assets resulting from operations	126,701,897	176,756,913
Distributions to shareholders from
Net investment income
Class A	(1,633,053)	(7,494,825)
Class B	(1,747)	(22,739)
Class I	(11)	(43)
Class Z	(7,446,607)	(57,569,836)
Total distributions to shareholders	(9,081,418)	(65,087,443)
Increase (decrease) in net assets from capital stock activity	(1,225,127,397)	71,992,379
Total increase (decrease) in net assets	(1,107,506,918)	183,661,849
Net assets at beginning of period	3,621,728,851	3,438,067,002
Net assets at end of period	$2,514,221,933	$3,621,728,851
Undistributed net investment income	$24,473,086	$8,786,359

(a) Class I shares are for the period from November 16, 2011 (commencement of operations) to February 29, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Large Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	3,544,824	93,918,763	6,905,904	171,194,657
Fund merger	—	—	787,315	17,981,794
Distributions reinvested	59,845	1,570,940	286,000	6,919,883
Redemptions	(3,777,744)	(99,141,979)	(5,024,385)	(124,351,906)
Net increase (decrease)	(173,075)	(3,652,276)	2,954,834	71,744,428
Class B shares
Subscriptions	377	9,822	697	16,731
Distributions reinvested	40	1,064	399	9,714
Redemptions(b)	(24,139)	(641,403)	(89,890)	(2,230,876)
Net decrease	(23,722)	(630,517)	(88,794)	(2,204,431)
Class I shares
Subscriptions	—	—	103	2,500
Net increase	—	—	103	2,500
Class Z shares
Subscriptions	9,339,985	247,887,788	16,905,590	420,417,150
Fund merger	—	—	4,433,356	101,748,793
Distributions reinvested	203,743	5,370,674	1,929,052	46,823,918
Redemptions	(54,545,008)	(1,474,103,066)	(22,903,786)	(566,539,979)
Net increase (decrease)	(45,001,280)	(1,220,844,604)	364,212	2,449,882
Total net increase (decrease)	(45,198,077)	(1,225,127,397)	3,230,355	71,992,379

(a) Class I shares are for the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Large Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class A	(Unaudited)		2012		2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$26.35		$25.62		$21.30	$14.14		$25.64		$27.08
Income from investment operations:
Net investment income	0.23		0.42		0.37	0.34		0.45		0.47
Net realized and unrealized gain (loss)	0.80		0.74		4.30	7.15		(11.54)		(1.49)
Total from investment operations	1.03		1.16		4.67	7.49		(11.09)		(1.02)
Less distributions to shareholders:
Net investment income	(0.09)		(0.43)		(0.35)	(0.33)		(0.41)		(0.42)
Total distributions to shareholders	(0.09)		(0.43)		(0.35)	(0.33)		(0.41)		(0.42)
Proceeds from regulatory settlements	—		—		—	0.00	(a)	—		—
Net asset value, end of period	$27.29		$26.35		$25.62	$21.30		$14.14		$25.64
Total return	3.93%		4.67%		22.09%	53.09%		(43.51%)		(3.92%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.45	%(c)	0.45%		0.45%	0.45	%(d)	0.45%		0.45%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.43	%(c)(f)	0.42	%(f)	0.39%	0.39	%(d)	0.39	%(f)	0.39%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.45	%(c)	0.45%		0.45%	0.45%		0.45%		0.45%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.43	%(c)(f)	0.42	%(f)	0.39%	0.39%		0.39	%(f)	0.39%
Net investment income	1.73	%(c)(f)	1.72	%(f)	1.64%	1.75%		2.09	%(f)	1.67%
Supplemental data
Net assets, end of period (in thousands)	$484,473		$472,381		$383,538	$268,091		$101,119		$138,795
Portfolio turnover	5%		6%		2%	7%		5%		6%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class B	(Unaudited)		2012		2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$26.44		$25.70		$21.37	$14.20		$25.70		$27.14
Income from investment operations:
Net investment income	0.13		0.22		0.20	0.19		0.28		0.24
Net realized and unrealized gain (loss)	0.79		0.76		4.32	7.18		(11.53)		(1.48)
Total from investment operations	0.92		0.98		4.52	7.37		(11.25)		(1.24)
Less distributions to shareholders:
Net investment income	(0.06)		(0.24)		(0.19)	(0.20)		(0.25)		(0.20)
Total distributions to shareholders	(0.06)		(0.24)		(0.19)	(0.20)		(0.25)		(0.20)
Proceeds from regulatory settlements	—		—		—	0.00	(a)	—		—
Net asset value, end of period	$27.30		$26.44		$25.70	$21.37		$14.20		$25.70
Total return	3.49%		3.90%		21.22%	51.94%		(43.94%)		(4.63%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20	%(c)	1.20%		1.20%	1.20	%(d)	1.20%		1.20%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.17	%(c)(f)	1.17	%(f)	1.14%	1.14	%(d)	1.14	%(f)	1.14%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20	%(c)	1.20%		1.20%	1.20%		1.20%		1.20%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.17	%(c)(f)	1.17	%(f)	1.14%	1.14%		1.14	%(f)	1.14%
Net investment income	0.95	%(c)(f)	0.90	%(f)	0.87%	1.01%		1.28	%(f)	0.86%
Supplemental data
Net assets, end of period (in thousands)	$700		$1,305		$3,550	$3,769		$3,248		$7,836
Portfolio turnover	5%		6%		2%	7%		5%		6%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Large Cap Index Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$26.45		$24.22
Income from investment operations:
Net investment income	0.27		0.15
Net realized and unrealized gain	0.80		2.49
Total from investment operations	1.07		2.64
Less distributions to shareholders:
Net investment income	(0.10)		(0.41)
Total distributions to shareholders	(0.10)		(0.41)
Net asset value, end of period	$27.42		$26.45
Total return	4.07%		11.08%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.20	%(c)	0.15	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.18	%(c)	0.15	%(c)
Net investment income	1.98	%(c)	2.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	5%		6%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,
Class Z	(Unaudited)		2012		2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$26.45		$25.72		$21.37	$14.18		$25.79		$27.29
Income from investment operations:
Net investment income	0.26		0.48		0.43	0.38		0.51		0.53
Net realized and unrealized gain (loss)	0.81		0.74		4.33	7.19		(11.59)		(1.49)
Total from investment operations	1.07		1.22		4.76	7.57		(11.08)		(0.96)
Less distributions to shareholders:
Net investment income	(0.10)		(0.49)		(0.41)	(0.38)		(0.53)		(0.54)
Total distributions to shareholders	(0.10)		(0.49)		(0.41)	(0.38)		(0.53)		(0.54)
Proceeds from regulatory settlements	—		—		—	0.00	(a)	—		—
Net asset value, end of period	$27.42		$26.45		$25.72	$21.37		$14.18		$25.79
Total return	4.07%		4.91%		22.44%	53.49%		(43.37%)		(3.72%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.20	%(c)	0.20%		0.20%	0.20	%(d)	0.20%		0.20%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.18	%(c)(f)	0.16	%(f)	0.14%	0.14	%(d)	0.14	%(f)	0.14%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.20	%(c)	0.20%		0.20%	0.20%		0.20%		0.20%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.18	%(c)(f)	0.16	%(f)	0.14%	0.14%		0.14	%(f)	0.14%
Net investment income	1.94	%(c)(f)	1.95	%(f)	1.88%	2.00%		2.31	%(f)	1.87%
Supplemental data
Net assets, end of period (in thousands)	$2,029,047		$3,148,041		$3,050,979	$2,412,760		$1,359,555		$2,358,122
Portfolio turnover	5%		6%		2%	7%		5%		6%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
25

Columbia Large Cap Index Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2012
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Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	832,690	*

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	2,531,657
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(975,587)

Semiannual Report 2012
27

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	752

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board

Semiannual Report 2012
28

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

(FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $4,608.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $10,834.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the

Semiannual Report 2012
29

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee and a monthly distribution fee at the maximum annual rates of 0.25% and 0.75%, respectively, of the average daily net assets attributable to Class B shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $154 for Class B shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.45%
Class B	1.20
Class I	0.20
Class Z	0.20

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.42%
Class B	1.17
Class I	0.17
Class Z	0.17

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $2,186,191,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$686,177,000
Unrealized depreciation	(353,858,000)
Net unrealized appreciation	$332,319,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$235,890
2014	66,065
2015	84,935,905
2017	19,873,230
Total	$105,111,090

Columbia Large Cap Index Fund acquired capital loss carryforwards in connection with the merger with RiverSource S&P 500 Index Fund of $3,639,022 (Note 11). The yearly utilization of the acquired capital loss carryforwards may be limited by the Internal Revenue Code. Any capital loss carryforwards acquired as part of a merger that is permanently lost due to the provisions under the Internal Revenue Code is included as being expired.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

Semiannual Report 2012
30

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $123,315,425 and $1,310,987,692, respectively, for the six months ended August 31, 2012.

Note 6. Redemption-in-Kind

Sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended August 31, 2012, securities and other assets with a value of $1,269,715,794 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $652,210,537, which is not taxable to remaining shareholders in the Fund.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $6,876,634 were on loan, secured by cash collateral of $7,101,636 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 19.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal

Semiannual Report 2012
31

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 11. Fund Merger

At the close of business on August 12, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource S&P 500 Index Fund, a series of RiverSource Market Advantage Series, Inc. The reorganization was completed after shareholders of RiverSource S&P 500 Index Fund approved the plan on April 27, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $3,045,750,893 and the combined net assets immediately after the acquisition were $3,165,481,480.

The merger was accomplished by a tax-free exchange of 30,883,112 shares of RiverSource S&P 500 Index Fund valued at $119,730,587 (including $7,017,237 of unrealized appreciation).

In exchange for RiverSource S&P 500 Index Fund shares, the Fund issued the following number of shares:

Shares
Class A	787,315
Class Z	4,433,356

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource S&P 500 Index Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource S&P 500 Index Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended February 29, 2012 would have been approximately $66.0 million, $64.3 million, $32.0 million and $162.3 million, respectively.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2012
32

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
33

Columbia Large Cap Index Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
34

Columbia Large Cap Index Fund

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
35

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Semiannual Report 2012
36

Columbia Large Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
37

Columbia Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1275 D (10/12)

Semiannual Report

August 31, 2012

Columbia Large Cap Value Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Large Cap Value Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Large Cap Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	24
Approval of Investment Management Services Agreement	32
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Large Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Value Fund (the Fund) Class A shares returned -0.01% excluding sales charges for the six-month period ended August 31, 2012.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 3.95% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/06/89
Excluding sales charges		-0.01	11.15	-2.35	5.23
Including sales charges		-5.76	4.79	-3.50	4.60
Class B	06/07/93
Excluding sales charges		-0.39	10.22	-3.10	4.42
Including sales charges		-5.35	5.22	-3.45	4.42
Class C	06/17/92
Excluding sales charges		-0.39	10.32	-3.08	4.43
Including sales charges		-1.38	9.32	-3.08	4.43
Class I*	09/27/10	0.17	11.51	-2.04	5.53
Class R*	01/23/06	-0.21	10.78	-2.60	4.96
Class W*	09/27/10	0.00	11.12	-2.37	5.20
Class Y*	07/15/09	0.17	11.51	-2.01	5.55
Class Z	09/19/89	0.12	11.31	-2.12	5.49
Russell 1000 Value Index		3.95	17.30	-0.85	6.57

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Large Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Wells Fargo & Co.	2.9
Target Corp.	2.9
Pfizer, Inc.	2.9
ACE Ltd.	2.7
AT&T, Inc.	2.6
JPMorgan Chase & Co.	2.4
Chevron Corp.	2.3
Philip Morris International, Inc.	2.2
Bank of America Corp.	2.2
Lorillard, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	99.4
Consumer Discretionary	10.4
Consumer Staples	8.4
Energy	11.6
Financials	19.3
Health Care	15.1
Industrials	12.5
Information Technology	10.8
Materials	4.6
Telecommunication Services	4.1
Utilities	2.6
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Laton Spahr, CFA

Paul F. Stocking

Steven R. Schroll

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Large Cap Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.90	1,019.46	5.75	5.80	1.14
Class B	1,000.00	1,000.00	996.10	1,015.73	9.46	9.55	1.88
Class C	1,000.00	1,000.00	996.10	1,015.68	9.51	9.60	1.89
Class I	1,000.00	1,000.00	1,001.70	1,021.42	3.78	3.82	0.75
Class R	1,000.00	1,000.00	997.90	1,018.25	6.95	7.02	1.38
Class W	1,000.00	1,000.00	1,000.00	1,019.46	5.75	5.80	1.14
Class Y	1,000.00	1,000.00	1,001.70	1,021.42	3.78	3.82	0.75
Class Z	1,000.00	1,000.00	1,001.20	1,020.77	4.44	4.48	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.93% for Class B, 1.43% for Class R and 0.93% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2012. If this change had been in place for the entire six month period ended August 31, 2012, the actual expenses paid would have been $9.71 for Class B, $7.20 for Class R and $4.69 for Class Z; the hypothetical expenses paid would have been $9.80 for Class B, $7.27 for Class R and $4.74 for Class Z.

Semiannual Report 2012
4

Columbia Large Cap Value Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Auto Components 0.7%
Johnson Controls, Inc.	194,804	5,300,617
Automobiles 1.0%
Ford Motor Co.	757,221	7,072,444
Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	124,217	4,307,846
Media 2.7%
Comcast Corp., Class A	183,577	6,155,337
Time Warner, Inc.	87,000	3,614,850
Viacom, Inc., Class B	91,223	4,562,062
Walt Disney Co. (The)	101,305	5,011,558
Total		19,343,807
Multiline Retail 3.6%
Kohl's Corp.	97,497	5,089,343
Target Corp.	324,987	20,828,417
Total		25,917,760
Specialty Retail 1.8%
Home Depot, Inc. (The)	224,398	12,734,587
Total Consumer Discretionary		74,677,061
Consumer Staples 8.3%
Beverages 0.6%
PepsiCo, Inc.	58,311	4,223,466
Food & Staples Retailing 1.5%
Wal-Mart Stores, Inc.	149,479	10,852,175
Food Products 0.8%
Hershey Co. (The)	26,500	1,903,230
Kraft Foods, Inc., Class A	100,826	4,187,304
Total		6,090,534
Household Products 1.1%
Procter & Gamble Co. (The)	116,634	7,836,638
Tobacco 4.3%
Lorillard, Inc.	119,471	14,994,805
Philip Morris International, Inc.	178,443	15,934,960
Total		30,929,765
Total Consumer Staples		59,932,578

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 11.5%
Energy Equipment & Services 2.0%
Cameron International Corp.(a)	40,100	2,193,871
Halliburton Co.	132,066	4,326,482
National Oilwell Varco, Inc.	61,519	4,847,697
Schlumberger Ltd.	40,180	2,908,229
Seadrill Ltd.	9,150	377,163
Total		14,653,442
Oil, Gas & Consumable Fuels 9.5%
Anadarko Petroleum Corp.	138,391	9,586,344
Apache Corp.	66,269	5,682,567
Chevron Corp.	143,939	16,144,198
Exxon Mobil Corp.	170,926	14,921,840
Occidental Petroleum Corp.	148,087	12,588,876
Royal Dutch Shell PLC, ADR	137,076	9,591,208
Total		68,515,033
Total Energy		83,168,475
Financials 19.1%
Capital Markets 2.2%
Goldman Sachs Group, Inc. (The)	104,122	11,007,778
Morgan Stanley	325,345	4,880,175
Total		15,887,953
Commercial Banks 3.6%
CIT Group, Inc.(a)	137,746	5,201,289
Wells Fargo & Co.	612,249	20,834,833
Total		26,036,122
Diversified Financial Services 5.0%
Bank of America Corp.	1,991,278	15,910,311
Citigroup, Inc.	126,518	3,758,850
JPMorgan Chase & Co.	452,886	16,820,186
Total		36,489,347
Insurance 8.3%
ACE Ltd.	262,076	19,322,863
Everest Re Group Ltd.	45,318	4,697,664
MetLife, Inc.	337,427	11,516,384
Travelers Companies, Inc. (The)	171,261	11,087,437
XL Group PLC	567,967	13,131,397
Total		59,755,745
Total Financials		138,169,167

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Large Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 14.9%
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp.(a)	336,060	1,814,724
Medtronic, Inc.	94,161	3,828,586
Total		5,643,310
Health Care Providers & Services 1.9%
Express Scripts Holding Co.(a)	68,746	4,304,875
UnitedHealth Group, Inc.	182,105	9,888,301
Total		14,193,176
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	136,762	5,082,076
Thermo Fisher Scientific, Inc.	160,438	9,201,119
Total		14,283,195
Pharmaceuticals 10.2%
Abbott Laboratories	94,797	6,212,995
AstraZeneca PLC, ADR	77,178	3,611,159
Bristol-Myers Squibb Co.	257,670	8,505,687
Johnson & Johnson(b)	213,122	14,370,816
Merck & Co., Inc.	320,281	13,788,097
Novartis AG, ADR	71,400	4,213,314
Pfizer, Inc.	851,581	20,318,723
Roche Holding AG, ADR	56,600	2,575,300
Total		73,596,091
Total Health Care		107,715,772
Industrials 12.4%
Aerospace & Defense 4.0%
Boeing Co. (The)	124,679	8,902,081
Honeywell International, Inc.	129,953	7,595,753
Lockheed Martin Corp.	55,516	5,059,728
United Technologies Corp.	95,781	7,648,113
Total		29,205,675
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	47,921	3,537,049
Airlines 0.5%
Delta Air Lines, Inc.(a)	149,145	1,290,104
United Continental Holdings, Inc.(a)(b)	129,365	2,386,784
Total		3,676,888

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 1.3%
Tyco International Ltd.	161,121	9,084,002
Electrical Equipment 0.3%
ABB Ltd., ADR	140,235	2,428,870
Industrial Conglomerates 1.8%
General Electric Co.	625,783	12,959,966
Machinery 3.7%
Caterpillar, Inc.	83,124	7,092,971
Eaton Corp.(b)	127,656	5,708,776
Illinois Tool Works, Inc.	167,969	9,958,882
Parker Hannifin Corp.	46,665	3,732,267
Total		26,492,896
Road & Rail 0.3%
CSX Corp.	97,108	2,181,046
Total Industrials		89,566,392
Information Technology 10.7%
Communications Equipment 1.7%
Cisco Systems, Inc.	657,545	12,545,959
Computers & Peripherals 1.1%
Apple, Inc.	11,946	7,946,957
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	174,170	6,125,559
Internet Software & Services 0.4%
eBay, Inc.(a)	63,600	3,019,092
IT Services 2.0%
Accenture PLC, Class A	117,269	7,223,770
Mastercard, Inc., Class A	17,405	7,360,575
Total		14,584,345
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	331,819	8,239,066
Microchip Technology, Inc.(b)	56,061	1,948,119
Total		10,187,185
Software 3.2%
Microsoft Corp.	425,634	13,118,040
Oracle Corp.	315,519	9,986,176
Total		23,104,216
Total Information Technology		77,513,313

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Large Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 4.6%
Chemicals 4.0%
Air Products & Chemicals, Inc.	41,224	3,404,278
Dow Chemical Co. (The)	337,888	9,903,497
EI du Pont de Nemours & Co.	192,879	9,595,730
Mosaic Co. (The)	106,003	6,138,634
Total		29,042,139
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	91,226	3,294,171
Nucor Corp.(b)	22,379	842,569
Total		4,136,740
Total Materials		33,178,879
Telecommunication Services 4.1%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	507,097	18,580,034
Deutsche Telekom AG, ADR	306,050	3,655,767
Verizon Communications, Inc.	173,511	7,450,563
Total		29,686,364
Total Telecommunication Services		29,686,364
Utilities 2.6%
Electric Utilities 0.5%
Duke Energy	54,335	3,519,821
Multi-Utilities 2.1%
Dominion Resources, Inc.	67,383	3,536,260
PG&E Corp.	108,493	4,709,681
Sempra Energy	103,762	6,869,045
Total		15,114,986
Total Utilities		18,634,807
Total Common Stocks (Cost: $598,349,748)		712,242,808

Money Market Funds 0.6%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.164%(c)(d)	4,047,881	4,047,881
Total Money Market Funds (Cost: $4,047,881)		4,047,881

Investments of Cash Collateral Received for Securities on Loan 1.6%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.6%
Mizuho Securities USA, Inc. dated 08/31/2012, matures 09/04/2012, repurchase price $5,000,133(e)	0.240%	5,000,000	5,000,000
Societe Generale dated 08/31/2012, matures 09/04/2012, repurchase price $6,308,264(e)	0.180%	6,308,138	6,308,138
Total			11,308,138
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,308,138)			11,308,138
Total Investments (Cost: $613,705,767)			727,598,827
Other Assets & Liabilities, Net			(5,492,462)
Net Assets			722,106,365

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Large Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	35,033,376	694,308,388	(725,293,883)	—	4,047,881	—	18,486	4,047,881

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	117,402
Ginnie Mae I Pool	4,129,130
Ginnie Mae II Pool	114,120
Government National Mortgage Association	739,348
Total Market Value of Collateral Securities	5,100,000
Security Description	Value ($)
Societe Generale (0.180%)
United States Treasury Inflation Indexed Bonds	6,434,301

Abbreviation Legend

ADR  American Depositary Receipt

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Large Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Large Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	74,677,061	—	—	74,677,061
Consumer Staples	59,932,578	—	—	59,932,578
Energy	83,168,475	—	—	83,168,475
Financials	138,169,167	—	—	138,169,167
Health Care	107,715,772	—	—	107,715,772
Industrials	89,566,392	—	—	89,566,392
Information Technology	77,513,313	—	—	77,513,313
Materials	33,178,879	—	—	33,178,879
Telecommunication Services	29,686,364	—	—	29,686,364
Utilities	18,634,807	—	—	18,634,807
Total Equity Securities	712,242,808	—	—	712,242,808
Other
Money Market Funds	4,047,881	—	—	4,047,881
Investments of Cash Collateral Received for Securities on Loan	—	11,308,138	—	11,308,138
Total Other	4,047,881	11,308,138	—	15,356,019
Total	716,290,689	11,308,138	—	727,598,827

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Large Cap Value Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $598,349,748)	$712,242,808
Affiliated issuers (identified cost $4,047,881)	4,047,881
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $11,308,138)	11,308,138
Total investments (identified cost $613,705,767)	727,598,827
Receivable for:
Investments sold	11,038,490
Capital shares sold	46,326
Dividends	2,139,512
Interest	2,338
Reclaims	8,854
Expense reimbursement due from Investment Manager	1,671
Prepaid expenses	7,393
Total assets	740,843,411
Liabilities
Due upon return of securities on loan	11,308,138
Payable for:
Investments purchased	6,193,101
Capital shares purchased	935,120
Investment management fees	13,697
Distribution and service fees	3,590
Transfer agent fees	107,808
Administration fees	1,150
Compensation of board members	118,711
Other expenses	55,731
Total liabilities	18,737,046
Net assets applicable to outstanding capital stock	$722,106,365
Represented by
Paid-in capital	$974,898,586
Undistributed net investment income	2,230,268
Accumulated net realized loss	(368,915,549)
Unrealized appreciation (depreciation) on:
Investments	113,893,060
Total — representing net assets applicable to outstanding capital stock	$722,106,365
*Value of securities on loan	$11,106,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Large Cap Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$385,957,897
Shares outstanding	33,419,236
Net asset value per share	$11.55
Maximum offering price per share(a)	$12.25
Class B
Net assets	$11,303,131
Shares outstanding	1,017,894
Net asset value per share	$11.10
Class C
Net assets	$23,760,200
Shares outstanding	2,139,239
Net asset value per share	$11.11
Class I
Net assets	$2,834
Shares outstanding	244
Net asset value per share(b)	$11.60
Class R
Net assets	$545,271
Shares outstanding	47,234
Net asset value per share	$11.54
Class W
Net assets	$2,829
Shares outstanding	245
Net asset value per share	$11.55
Class Y
Net assets	$6,507,386
Shares outstanding	561,566
Net asset value per share	$11.59
Class Z
Net assets	$294,026,817
Shares outstanding	25,409,002
Net asset value per share	$11.57

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Large Cap Value Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,518,264
Dividends — affiliated issuers	18,486
Interest	25,259
Income from securities lending — net	90,274
Foreign taxes withheld	(33,906)
Total income	11,618,377
Expenses:
Investment management fees	3,342,591
Distribution fees
Class B	49,175
Class C	93,412
Class R	1,881
Service fees
Class B	16,392
Class C	31,137
Class W	4
Distribution and service fees — Class A	498,324
Transfer agent fees
Class A	387,668
Class B	12,661
Class C	24,213
Class R	720
Class W	3
Class Y	10
Class Z	492,934
Administration fees	278,815
Compensation of board members	27,454
Custodian fees	2,166
Printing and postage fees	124,853
Registration fees	60,976
Professional fees	27,992
Other	32,287
Total expenses	5,505,668
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(476,993)
Expense reductions	(24,534)
Total net expenses	5,004,141
Net investment income	6,614,236
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	55,899,086
Futures contracts	(5,464,381)
Net realized gain	50,434,705
Net change in unrealized appreciation (depreciation) on:
Investments	(68,288,750)
Net change in unrealized appreciation (depreciation)	(68,288,750)
Net realized and unrealized loss	(17,854,045)
Net decrease in net assets from operations	$(11,239,809)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Large Cap Value Fund

Statement of Changes in Net Assets

	Six months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$6,614,236	$20,667,252
Net realized gain	50,434,705	219,249,955
Net change in unrealized appreciation (depreciation)	(68,288,750)	(302,758,214)
Net decrease in net assets resulting from operations	(11,239,809)	(62,841,007)
Distributions to shareholders
Net investment income
Class A	(3,055,473)	(3,791,237)
Class B	(53,150)	(56,167)
Class C	(102,551)	(72,197)
Class I	(26)	(247,786)
Class R	(5,402)	(7,381)
Class W	(22)	(27)
Class Y	(60,780)	(79,940)
Class Z	(5,255,002)	(12,189,936)
Total distributions to shareholders	(8,532,406)	(16,444,671)
Increase (decrease) in net assets from capital stock activity	(749,770,846)	(523,674,599)
Proceeds from regulatory settlements (Note 7)	—	7,701
Total decrease in net assets	(769,543,061)	(602,952,576)
Net assets at beginning of period	1,491,649,426	2,094,602,002
Net assets at end of period	$722,106,365	$1,491,649,426
Undistributed net investment income	$2,230,268	$4,148,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Large Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	711,156	8,114,639	2,516,984	28,006,998
Distributions reinvested	219,850	2,496,786	286,957	3,023,396
Redemptions	(3,505,963)	(40,032,120)	(10,020,773)	(110,684,735)
Net decrease	(2,574,957)	(29,420,695)	(7,216,832)	(79,654,341)
Class B shares
Subscriptions	4,143	45,800	12,309	132,984
Distributions reinvested	4,105	44,716	4,559	44,511
Redemptions(a)	(463,528)	(5,133,690)	(2,284,160)	(24,546,532)
Net decrease	(455,280)	(5,043,174)	(2,267,292)	(24,369,037)
Class C shares
Subscriptions	66,029	724,340	137,370	1,461,967
Distributions reinvested	7,459	81,044	5,696	55,644
Redemptions	(281,079)	(3,068,173)	(931,321)	(9,936,545)
Net decrease	(207,591)	(2,262,789)	(788,255)	(8,418,934)
Class I shares
Subscriptions	—	—	208,708	2,492,014
Distributions reinvested	—	—	21,122	247,752
Redemptions	—	—	(10,457,952)	(123,524,428)
Net decrease	—	—	(10,228,122)	(120,784,662)
Class R shares
Subscriptions	11,988	138,521	52,204	568,939
Distributions reinvested	468	5,402	707	7,351
Redemptions	(87,229)	(1,020,141)	(31,949)	(351,744)
Net increase (decrease)	(74,773)	(876,218)	20,962	224,546
Class Y shares
Subscriptions	—	—	28,100	289,000
Distributions reinvested	5	54	15	162
Redemptions	(3,921)	(45,967)	(56,388)	(595,126)
Net decrease	(3,916)	(45,913)	(28,273)	(305,964)
Class Z shares
Subscriptions	1,044,066	12,163,714	8,668,714	95,993,762
Distributions reinvested	188,764	2,209,118	775,119	8,249,986
Redemptions	(63,451,024)	(726,494,889)	(35,561,203)	(394,609,955)
Net decrease	(62,218,194)	(712,122,057)	(26,117,370)	(290,366,207)
Total net decrease	(65,534,711)	(749,770,846)	(46,625,182)	(523,674,599)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Large Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended Aug. 31, 2012		Year Ended Feb. 29,		Year Ended Feb. 28,						Year Ended Feb. 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.64		$11.98		$10.07		$7.00		$12.37		$15.16
Income from investment operations:
Net investment income	0.08		0.12		0.11	(a)	0.09		0.18		0.20
Net realized and unrealized gain (loss)	(0.08)		(0.36)		1.93		3.08		(5.36)		(1.14)
Total from investment operations	—		(0.24)		2.04		3.17		(5.18)		(0.94)
Less distributions to shareholders:
Net investment income	(0.09)		(0.10)		(0.13)		(0.10)		(0.19)		(0.22)
Net realized gains	—		—		—		—		—		(1.63)
Total distributions to shareholders	(0.09)		(0.10)		(0.13)		(0.10)		(0.19)		(1.85)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$11.55		$11.64		$11.98		$10.07		$7.00		$12.37
Total return	(0.01%)		(1.94%)		20.45%		45.49%		(42.36%)		(7.55%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.25	%(d)	1.16%		1.18	%(e)	1.13%		1.10	%(e)	1.05%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.14	%(d)(g)	1.09	%(g)	1.18	%(e)(g)	1.12	%(g)	1.04	%(e)(g)	0.99	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.25	%(d)	1.16%		1.18%		1.13%		1.10%		1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.14	%(d)(g)	1.09	%(g)	1.18	%(g)	1.12	%(g)	1.04	%(g)	0.99	%(g)
Net investment income	1.36	%(d)(g)	1.13	%(g)	1.02	%(g)	0.95	%(g)	1.68	%(g)	1.37	%(g)
Supplemental data
Net assets, end of period (in thousands)	$385,958		$418,906		$517,861		$891,894		$672,426		$1,262,700
Portfolio turnover	58%		74%		79%		61%		61%		62%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Large Cap Value Fund

Financial Highlights (continued)

	Six Months Ended Aug. 31, 2012		Year Ended Feb. 29,		Year Ended Feb. 28,						Year Ended Feb. 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.19		$11.54		$9.72		$6.75		$11.94		$14.69
Income from investment operations:
Net investment income	0.03		0.04		0.03	(a)	0.02		0.09		0.09
Net realized and unrealized gain (loss)	(0.07)		(0.36)		1.85		2.99		(5.17)		(1.10)
Total from investment operations	(0.04)		(0.32)		1.88		3.01		(5.08)		(1.01)
Less distributions to shareholders:
Net investment income	(0.05)		(0.03)		(0.06)		(0.04)		(0.11)		(0.11)
Net realized gains	—		—		—		—		—		(1.63)
Total distributions to shareholders	(0.05)		(0.03)		(0.06)		(0.04)		(0.11)		(1.74)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$11.10		$11.19		$11.54		$9.72		$6.75		$11.94
Total return	(0.39%)		(2.76%)		19.48%		44.59%		(42.84%)		(8.24%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.99	%(d)	1.91%		1.93	%(e)	1.88%		1.85	%(e)	1.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.88	%(d)(g)	1.83	%(g)	1.93	%(e)(g)	1.87	%(g)	1.79	%(e)(g)	1.74	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.99	%(d)	1.91%		1.93%		1.88%		1.85%		1.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.88	%(d)(g)	1.83	%(g)	1.93	%(g)	1.87	%(g)	1.79	%(g)	1.74	%(g)
Net investment income	0.59	%(d)(g)	0.33	%(g)	0.32	%(g)	0.23	%(g)	0.89	%(g)	0.60	%(g)
Supplemental data
Net assets, end of period (in thousands)	$11,303		$16,489		$43,173		$96,524		$127,489		$346,218
Portfolio turnover	58%		74%		79%		61%		61%		62%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Large Cap Value Fund

Financial Highlights (continued)

	Six Months Ended Aug. 31, 2012		Year Ended Feb. 29,		Year Ended Feb. 28,						Year Ended Feb. 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.20		$11.54		$9.72		$6.75		$11.94		$14.69
Income from investment operations:
Net investment income	0.03		0.04		0.03	(a)	0.02		0.09		0.09
Net realized and unrealized gain (loss)	(0.07)		(0.35)		1.85		2.99		(5.17)		(1.10)
Total from investment operations	(0.04)		(0.31)		1.88		3.01		(5.08)		(1.01)
Less distributions to shareholders:
Net investment income	(0.05)		(0.03)		(0.06)		(0.04)		(0.11)		(0.11)
Net realized gains	—		—		—		—		—		(1.63)
Total distributions to shareholders	(0.05)		(0.03)		(0.06)		(0.04)		(0.11)		(1.74)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$11.11		$11.20		$11.54		$9.72		$6.75		$11.94
Total return	(0.39%)		(2.68%)		19.48%		44.59%		(42.84%)		(8.24%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.00	%(d)	1.91%		1.93	%(e)	1.88%		1.85	%(e)	1.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.89	%(d)(g)	1.84	%(g)	1.93	%(e)(g)	1.87	%(g)	1.79	%(e)(g)	1.74	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.00	%(d)	1.91%		1.93%		1.88%		1.85%		1.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.89	%(d)(g)	1.84	%(g)	1.93	%(g)	1.87	%(g)	1.79	%(g)	1.74	%(g)
Net investment income	0.61	%(d)(g)	0.37	%(g)	0.32	%(g)	0.21	%(g)	0.90	%(g)	0.60	%(g)
Supplemental data
Net assets, end of period (in thousands)	$23,760		$26,274		$36,187		$37,229		$31,091		$70,383
Portfolio turnover	58%		74%		79%		61%		61%		62%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Large Cap Value Fund

Financial Highlights (continued)

Class I	Six months ended Aug. 31,2012 (Unaudited)		Year ended Feb. 29, 2012		Year ended Feb. 28, 2011(a)
Per share data
Net asset value, beginning of period	$11.69		$12.03		$10.23
Income from investment operations:
Net investment income	0.10		0.17		0.05
Net realized and unrealized gain (loss)	(0.08)		(0.37)		1.80
Total from investment operations	0.02		(0.20)		1.85
Less distributions to shareholders:
Net investment income	(0.11)		(0.14)		(0.05)
Total distributions to shareholders	(0.11)		(0.14)		(0.05)
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$11.60		$11.69		$12.03
Total return	0.17%		(1.57%)		18.07%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.79	%(d)	0.71%		0.70	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.75	%(d)	0.71	%(f)	0.70	%(d)(f)
Net investment income	1.75	%(d)	1.45	%(f)	1.04	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$123,018
Portfolio turnover	58%		74%		79%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Large Cap Value Fund

Financial Highlights (continued)

	Six Months Ended Aug. 31, 2012		Year Ended Feb. 29,		Year Ended Feb. 28,						Year Ended Feb. 29,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.64		$11.98		$10.07		$6.99		$12.36		$15.15
Income from investment operations:
Net investment income	0.06		0.10		0.06	(a)	0.07		0.15		0.22
Net realized and unrealized gain (loss)	(0.09)		(0.37)		1.95		3.09		(5.36)		(1.19)
Total from investment operations	(0.03)		(0.27)		2.01		3.16		(5.21)		(0.97)
Less distributions to shareholders:
Net investment income	(0.07)		(0.07)		(0.10)		(0.08)		(0.16)		(0.19)
Net realized gains	—		—		—		—		—		(1.63)
Total distributions to shareholders	(0.07)		(0.07)		(0.10)		(0.08)		(0.16)		(1.82)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$11.54		$11.64		$11.98		$10.07		$6.99		$12.36
Total return	(0.21%)		(2.19%)		20.16%		45.34%		(42.54%)		(7.79%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.48	%(d)	1.38%		1.43	%(e)	1.38%		1.35	%(e)	1.30%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.38	%(d)(g)	1.31	%(g)	1.43	%(e)(g)	1.37	%(g)	1.29	%(e)(g)	1.24	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.48	%(d)	1.38%		1.43%		1.38%		1.35%		1.30%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.38	%(d)(g)	1.31	%(g)	1.43	%(g)	1.37	%(g)	1.29	%(g)	1.24	%(g)
Net investment income	0.97	%(d)(g)	0.94	%(g)	0.59	%(g)	0.71	%(g)	1.45	%(g)	1.63	%(g)
Supplemental data
Net assets, end of period (in thousands)	$545		$1,420		$1,211		$252		$147		$236
Portfolio turnover	58%		74%		79%		61%		61%		62%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Large Cap Value Fund

Financial Highlights (continued)

Class W	Six months ended Aug. 31, 2012 (Unaudited)		Year ended Feb. 29, 2012		Year ended Feb. 28, 2011(a)
Per share data
Net asset value, beginning of period	$11.64		$11.99		$10.21
Income from investment operations:
Net investment income	0.08		0.14		0.03
Net realized and unrealized gain (loss)	(0.08)		(0.38)		1.78
Total from investment operations	—		(0.24)		1.81
Less distributions to shareholders:
Net investment income	(0.09)		(0.11)		(0.03)
Total distributions to shareholders	(0.09)		(0.11)		(0.03)
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$11.55		$11.64		$11.99
Total return	(0.00	%)(c)	(1.94%)		17.79%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.22	%(e)	1.09%		1.22	%(e)
Net expenses after fees waived or expenses reimbursed(f)	1.14	%(e)(g)	1.01	%(g)	1.22	%(e)(g)
Net investment income	1.37	%(e)(g)	1.22	%(g)	0.54	%(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	58%		74%		79%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Rounds to less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Large Cap Value Fund

Financial Highlights (continued)

	Six months ended Aug. 31,2012		Year ended Feb. 29,		Year ended Feb. 28,
Class Y	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$11.68		$12.02		$10.10		$8.65
Income from investment operations
Net investment income	0.10		0.17		0.17	(b)	0.08
Net realized and unrealized gain (loss)	(0.08)		(0.37)		1.92		1.45
Total from investment operations	0.02		(0.20)		2.09		1.53
Less distributions to shareholders:
Net investment income	(0.11)		(0.14)		(0.17)		(0.08)
Total distributions to shareholders	(0.11)		(0.14)		(0.17)		(0.08)
Proceeds from regulatory settlements	—		0.00	(c)	—		—
Net asset value, end of period	$11.59		$11.68		$12.02		$10.10
Total return	0.17%		(1.58%)		20.98%		17.67%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.80	%(e)	0.73%		0.71	%(f)	0.72	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.75	%(e)	0.73	%(h)	0.71	%(f)(h)	0.72	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.80	%(e)	0.73%		0.71%		0.72	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.75	%(e)	0.73	%(h)	0.71	%(h)	0.72	%(e)(h)
Net investment income	1.75	%(e)	1.50	%(h)	1.62	%(h)	1.36	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$6,507		$6,602		$7,138		$11,497
Portfolio turnover	58%		74%		79%		61%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Large Cap Value Fund

Financial Highlights (continued)

	Six Months Ended Aug. 31, 2012		Year Ended Feb. 29,		Year Ended Feb. 28,						Year Ended Feb. 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.66		$12.01		$10.09		$7.01		$12.40		$15.19
Income from investment operations:
Net investment income	0.08		0.15		0.14	(a)	0.11		0.20		0.24
Net realized and unrealized gain (loss)	(0.07)		(0.38)		1.94		3.09		(5.39)		(1.14)
Total from investment operations	0.01		(0.23)		2.08		3.20		(5.19)		(0.90)
Less distributions to shareholders:
Net investment income	(0.10)		(0.12)		(0.16)		(0.12)		(0.22)		(0.26)
Net realized gains	—		—		—		—		—		(1.63)
Total distributions to shareholders	(0.10)		(0.12)		(0.16)		(0.12)		(0.22)		(1.89)
Proceeds from regulatory settlements	—		0.00	(b)	—		0.00	(b)	0.02		—
Net asset value, end of period	$11.57		$11.66		$12.01		$10.09		$7.01		$12.40
Total return	0.12%		(1.78%)		20.81%		45.93%		(42.27%)		(7.29%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.96	%(d)	0.91%		0.93	%(e)	0.88%		0.85	%(e)	0.80%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.88	%(d)(g)	0.84	%(g)	0.93	%(e)(g)	0.87	%(g)	0.79	%(e)(g)	0.74	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.96	%(d)	0.91%		0.93%		0.88%		0.85%		0.80%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.88	%(d)(g)	0.84	%(g)	0.93	%(g)	0.87	%(g)	0.79	%(g)	0.74	%(g)
Net investment income	1.38	%(d)(g)	1.37	%(g)	1.32	%(g)	1.21	%(g)	1.91	%(g)	1.61	%(g)
Supplemental data
Net assets, end of period (in thousands)	$294,027		$1,021,952		$1,366,011		$1,290,563		$907,353		$1,905,752
Portfolio turnover	58%		74%		79%		61%		61%		62%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Large Cap Value Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair

Semiannual Report 2012
24

Columbia Large Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Semiannual Report 2012
25

Columbia Large Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

At August 31, 2012, the fund had no outstanding derivatives.

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(5,464,381)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	—

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	565

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2012
26

Columbia Large Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.68% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $2,291.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2012
27

Columbia Large Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class W	0.18
Class Y	0.00	*
Class Z	0.18

*Rounds to less than 0.01%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $24,534.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $44,534 for Class A, $4,620 for Class B and $379 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the

Semiannual Report 2012
28

Columbia Large Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.18%
Class B	1.93
Class C	1.93
Class I	0.76
Class R	1.43
Class W	1.18
Class Y	0.76
Class Z	0.93

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.75
Class R	1.36
Class W	1.11
Class Y	0.86
Class Z	0.86

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 5. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $613,706,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$133,889,000
Unrealized depreciation	(19,996,000)
Net unrealized appreciation	$113,893,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	410,394,653

Under current tax rules, regulated investment companies can elect to treat post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $7,414,614 at February 29, 2012 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $566,936,339 and $1,297,759,509, respectively, for the six months ended August 31, 2012.

Note 7. Regulatory Settlements

During the year ended February 29, 2012, the Fund received $7,701 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Semiannual Report 2012
29

Columbia Large Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 8. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $11,106,240 were on loan, secured by cash collateral of $11,308,138 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 9. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 38.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2012, the Board of Trustees aproved a proposal to merge the Fund into Columbia Equity Value Fund. Shareholders of the Fund will vote on the proposed merger at

Semiannual Report 2012
30

Columbia Large Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

a special meeting of shareholders to be held during the first half of 2013.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
31

Columbia Large Cap Value Fund

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
32

Columbia Large Cap Value Fund

Approval of Investment Management Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. The Board observed that the relatively recent portfolio management changes were intended to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
33

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34

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35

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Semiannual Report 2012
36

Columbia Large Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
37

Columbia Large Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1215 D (10/12)

Semiannual Report

August 31, 2012

Columbia Marsico 21st Century Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Marsico 21st Century Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Marsico 21st Century Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Approval of Investment Management Services and Subadvisory Agreements	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Marsico 21st Century Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico 21st Century Fund (the Fund) Class A shares returned 0.23% excluding sales charges for the six-month period ended August 31, 2012.

>  The Fund underperformed its benchmark, the Russell 3000 Index, which returned 3.35% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/10/00
Excluding sales charges		0.23	10.30	-2.52	8.05
Including sales charges		-5.55	3.99	-3.67	7.42
Class B	04/10/00
Excluding sales charges		-0.16	9.49	-3.25	7.23
Including sales charges		-5.16	4.49	-3.63	7.23
Class C	04/10/00
Excluding sales charges		-0.24	9.40	-3.26	7.22
Including sales charges		-1.24	8.40	-3.26	7.22
Class R*	01/23/06	0.08	9.97	-2.76	7.77
Class Z	04/10/00	0.37	10.46	-2.28	8.30
Russell 3000 Index		3.35	17.03	1.50	7.01

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Marsico 21st Century Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Apple, Inc.	7.6
Biogen Idec, Inc.	4.6
Ross Stores, Inc.	3.9
CSX Corp.	3.6
PNC Financial Services Group, Inc.	3.4
Accenture PLC, Class A	3.3
Intuitive Surgical, Inc.	3.3
Abbott Laboratories	3.1
Capital One Financial Corp.	3.1
National Oilwell Varco, Inc.	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	97.4
Consumer Discretionary	24.1
Consumer Staples	2.1
Energy	7.9
Financials	11.4
Health Care	12.4
Industrials	12.2
Information Technology	22.7
Materials	4.6
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Marsico 21st Century Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.30	1,018.25	6.96	7.02	1.38
Class B	1,000.00	1,000.00	998.40	1,014.52	10.68	10.76	2.12
Class C	1,000.00	1,000.00	997.60	1,014.52	10.67	10.76	2.12
Class R	1,000.00	1,000.00	1,000.80	1,017.04	8.17	8.24	1.62
Class Z	1,000.00	1,000.00	1,003.70	1,019.51	5.71	5.75	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.31% for Class A, 2.06% for Class B, 2.06% for Class C, 1.56% for Class R and 1.06% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2012. If this change had been in place for the entire six month period ended August 31, 2012, the actual expenses paid would have been $6.61 for Class A, $10.38 for Class B, $10.37 for Class C, $7.87 for Class R and $5.35 for Class Z; the hypothetical expenses paid would have been $6.67 for Class A, $10.46 for Class B, $10.46 for Class C, $7.93 for Class R and $5.40 for Class Z.

Semiannual Report 2012
4

Columbia Marsico 21st Century Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
Consumer Discretionary 24.3%
Auto Components 1.0%
BorgWarner, Inc.(a)(b)	187,657	12,907,049
Automobiles 0.9%
Tesla Motors, Inc.(a)(b)	414,479	11,820,941
Hotels, Restaurants & Leisure 6.3%
Chipotle Mexican Grill, Inc.(a)(b)	42,455	12,254,211
Dunkin' Brands Group, Inc.	281,374	8,196,425
Wynn Resorts Ltd.	271,730	28,034,384
Yum! Brands, Inc.(b)	526,627	33,556,672
Total		82,041,692
Internet & Catalog Retail 3.4%
Amazon.com, Inc.(a)	77,979	19,356,727
priceline.com, Inc.(a)	40,514	24,493,549
Total		43,850,276
Media 1.2%
Viacom, Inc., Class B	314,764	15,741,348
Multiline Retail 1.4%
Dollar Tree, Inc.(a)	365,332	17,598,042
Specialty Retail 7.8%
CarMax, Inc.(a)	283,434	8,670,246
Limited Brands, Inc.(b)	284,071	13,805,851
O'Reilly Automotive, Inc.(a)(b)	191,917	16,303,349
Ross Stores, Inc.	716,026	49,541,839
Ulta Salon Cosmetics & Fragrance, Inc.	138,106	12,981,964
Total		101,303,249
Textiles, Apparel & Luxury Goods 2.3%
Ralph Lauren Corp.	184,683	29,299,958
Total Consumer Discretionary		314,562,555
Consumer Staples 2.2%
Beverages 2.2%
Brown-Forman Corp., Class B	108,745	6,970,555
Monster Beverage Corp.(a)	353,281	20,818,849
Total		27,789,404
Total Consumer Staples		27,789,404
Energy 7.9%
Energy Equipment & Services 5.4%
Halliburton Co.	1,048,606	34,352,333

Common Stocks (continued)

Issuer	Shares	Value ($)
National Oilwell Varco, Inc.	452,535	35,659,758
Total		70,012,091
Oil, Gas & Consumable Fuels 2.5%
Kinder Morgan, Inc.	342,454	12,249,579
Occidental Petroleum Corp.	237,280	20,171,173
Total		32,420,752
Total Energy		102,432,843
Financials 11.5%
Commercial Banks 7.0%
City National Corp.(b)	651,142	33,436,142
Columbia Banking System, Inc.(b)	756,879	13,502,721
PNC Financial Services Group, Inc.	694,036	43,141,278
Total		90,080,141
Consumer Finance 3.0%
Capital One Financial Corp.	698,857	39,506,386
Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	276,180	19,443,072
Total Financials		149,029,599
Health Care 12.5%
Biotechnology 5.7%
Alkermes PLC(a)(b)	213,490	3,917,541
Biogen Idec, Inc.(a)	399,722	58,595,248
Seattle Genetics, Inc.(a)(b)	409,956	10,880,232
Total		73,393,021
Health Care Equipment & Supplies 3.7%
Intuitive Surgical, Inc.(a)(b)	85,130	41,866,083
Varian Medical Systems, Inc.(a)(b)	110,304	6,484,772
Total		48,350,855
Pharmaceuticals 3.1%
Abbott Laboratories	608,172	39,859,593
Total Health Care		161,603,469
Industrials 12.2%
Aerospace & Defense 3.4%
Precision Castparts Corp.	186,605	30,058,333
TransDigm Group, Inc.(a)(b)	102,409	14,195,936
Total		44,254,269

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.5%
Stanley Black & Decker, Inc.	295,262	19,422,334
Professional Services 1.3%
Nielsen Holdings NV(a)(b)	603,333	16,917,457
Road & Rail 3.5%
CSX Corp.(b)	2,048,314	46,005,133
Trading Companies & Distributors 2.5%
WESCO International, Inc.(a)(b)	111,369	6,434,901
WW Grainger, Inc.(b)	123,389	25,413,198
Total		31,848,099
Total Industrials		158,447,292
Information Technology 22.8%
Communications Equipment 0.4%
Palo Alto Networks, Inc.(a)	78,681	5,065,483
Computers & Peripherals 7.9%
Apple, Inc.	145,670	96,905,511
Fusion-io, Inc.(a)(b)	176,593	4,948,136
Total		101,853,647
Internet Software & Services 4.6%
Bankrate, Inc.(a)(b)	764,143	13,127,977
Equinix, Inc.(a)(b)	32,169	6,358,203
Google, Inc., Class A(a)	43,294	29,660,286
LinkedIn Corp., Class A(a)(b)	98,781	10,599,201
Total		59,745,667
IT Services 5.4%
Accenture PLC, Class A(b)	688,896	42,435,993
Mastercard, Inc., Class A	66,651	28,186,708
Total		70,622,701
Software 4.5%
Check Point Software Technologies Ltd.(a)(b)	113,717	5,241,217
Red Hat, Inc.(a)	348,254	19,516,154
VMware, Inc., Class A(a)(b)	373,926	33,294,371
Total		58,051,742
Total Information Technology		295,339,240
Materials 4.6%
Chemicals 4.6%
LyondellBasell Industries NV, Class A(b)	535,380	26,147,959

Common Stocks (continued)

Issuer	Shares	Value ($)
Monsanto Co.	385,539	33,584,303
Total		59,732,262
Total Materials		59,732,262
Total Common Stocks (Cost: $954,178,541)		1,268,936,664

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.164%(c)(d)	34,097,688	34,097,688
Total Money Market Funds (Cost: $34,097,688)		34,097,688

Investments of Cash Collateral Received for Securities on Loan 18.6%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 2.3%
Atlantis One 09/10/12	0.592%	2,991,150	2,991,150
10/11/12	0.541%	1,994,510	1,994,510
Cancara Asset Securitisation LLC 09/12/12	0.230%	4,998,914	4,998,914
Kells Funding LLC 10/17/12	0.451%	5,991,975	5,991,975
10/19/12	0.300%	1,999,000	1,999,000
Royal Park Investments Funding Corp. 09/25/12	0.650%	7,995,378	7,995,378
Surrey Funding Corp. 11/14/12	0.310%	3,497,408	3,497,408
Total			29,468,335
Certificates of Deposit 7.5%
ABM AMRO Bank N.V. 11/08/12	0.490%	4,993,747	4,993,747
Barclays Bank PLC 10/26/12	0.310%	5,000,000	5,000,000
DZ Bank AG 10/29/12	0.380%	4,000,000	4,000,000
11/23/12	0.360%	999,081	999,081
Deutsche Bank AG 09/14/12	0.750%	6,000,000	6,000,000
Development Bank of Singapore Ltd. 09/24/12	0.250%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
DnB NOR ASA 09/14/12	0.530%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp. 10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd. 11/14/12	0.340%	4,995,655	4,995,655
N.V. Bank Nederlandse Gemeenten 10/04/12	0.240%	5,000,000	5,000,000
National Australia Bank 10/29/12	0.291%	4,999,888	4,999,888
National Bank of Canada 11/09/12	0.301%	5,000,000	5,000,000
Norinchukin Bank 11/09/12	0.520%	5,000,000	5,000,000
Rabobank 10/26/12	0.515%	5,000,000	5,000,000
Skandinaviska Enskilda Banken 10/31/12	0.350%	5,000,000	5,000,000
Standard Chartered Bank PLC 10/05/12	0.630%	7,974,462	7,974,462
Sumitomo Mitsui Banking Corp. 10/24/12	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd. 11/01/12	0.486%	10,000,000	10,000,000
Total			96,962,833
Commercial Paper 2.2%
Bank of New Zealand 11/02/12	0.366%	5,000,000	5,000,000
Caisse d'Amortissement de la Dette Sociale 09/19/12	0.300%	6,270,137	6,270,137
Caisse des Depots 10/05/12	0.562%	1,994,307	1,994,307
DnB NOR 10/10/12	0.511%	4,987,037	4,987,037

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Macquarie Bank Ltd. 10/19/12	0.980%	5,000,000	5,000,000
Societe Generale 09/06/12	0.230%	4,999,776	4,999,776
Total			28,251,257
Repurchase Agreements 6.6%
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $9,888,486(e)	0.150%	9,888,321	9,888,321
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $10,000,267(e)	0.240%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $25,000,611(e)	0.220%	25,000,000	25,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $6,000,213(e)	0.320%	6,000,000	6,000,000
Royal Bank of Canada dated 08/31/12, matures 09/04/12, repurchase price $35,000,739(e)	0.190%	35,000,000	35,000,000
Total			85,888,321
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $240,570,746)			240,570,746
Total Investments (Cost: $1,228,846,975)			1,543,605,098
Other Assets & Liabilities, Net			(248,364,808)
Net Assets			1,295,240,290

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	392,371,902	(358,274,214)	—	34,097,688	33,172	34,097,688

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	10,086,094
Total market value of collateral securities	10,086,094
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	234,803
Ginnie Mae I Pool	8,258,260
Ginnie Mae II Pool	228,241
Government National Mortgage Association	1,478,696
Total market value of collateral securities	10,200,000
Security Description	Value ($)
Natixis Financial Products, Inc. (0.220%)
United States Treasury Bill	2,202,174
United States Treasury Note/Bond	23,298,450
Total market value of collateral securities	25,500,624
Security Description	Value ($)
Pershing LLC (0.320%)
Fannie Mae REMICS	1,438,325
Federal Home Loan Banks	28,573
Freddie Mac Reference REMIC	3
Freddie Mac REMICS	352,286
Ginnie Mae I Pool	857,148
Ginnie Mae II Pool	1,995,318
Government National Mortgage Association	88,843
United States Treasury Note/Bond	1,359,504
Total market value of collateral securities	6,120,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Royal Bank of Canada (0.190%)
Fannie Mae Pool	35,700,000
Total market value of collateral securities	35,700,000

Abbreviation Legend

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	314,562,555	—	—	314,562,555
Consumer Staples	27,789,404	—	—	27,789,404
Energy	102,432,843	—	—	102,432,843
Financials	149,029,599	—	—	149,029,599
Health Care	161,603,469	—	—	161,603,469
Industrials	158,447,292	—	—	158,447,292
Information Technology	295,339,240	—	—	295,339,240
Materials	59,732,262	—	—	59,732,262
Total Equity Securities	1,268,936,664	—	—	1,268,936,664
Other
Money Market Funds	34,097,688	—	—	34,097,688
Investments of Cash Collateral Received for Securities on Loan	—	240,570,746	—	240,570,746
Total Other	34,097,688	240,570,746	—	274,668,434
Total	1,303,034,352	240,570,746	—	1,543,605,098

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Marsico 21st Century Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $954,178,541)	$1,268,936,664
Affiliated issuers (identified cost $34,097,688)	34,097,688
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $154,682,425)	154,682,425
Repurchase agreements (identified cost $85,888,321)	85,888,321
Total investments (identified cost $1,228,846,975)	1,543,605,098
Receivable for:
Investments sold	7,318,559
Capital shares sold	256,647
Dividends	1,125,084
Interest	174,982
Reclaims	17,250
Prepaid expenses	11,570
Total assets	1,552,509,190
Liabilities
Due upon return of securities on loan	240,570,746
Payable for:
Investments purchased	12,675,568
Capital shares purchased	3,026,354
Investment management fees	25,040
Distribution and service fees	13,783
Transfer agent fees	522,060
Administration fees	7,782
Compensation of board members	83,304
Expense reimbursement due to Investment Manager	37
Other expenses	344,226
Total liabilities	257,268,900
Net assets applicable to outstanding capital stock	$1,295,240,290
Represented by
Paid-in capital	$3,036,175,161
Excess of distributions over net investment loss	(3,560,200)
Accumulated net realized loss	(2,052,128,409)
Unrealized appreciation (depreciation) on:
Investments	314,758,123
Foreign currency translations	(4,385)
Total — representing net assets applicable to outstanding capital stock	$1,295,240,290
*Value of securities on loan	$236,171,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Marsico 21st Century Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$626,955,406
Shares outstanding	47,226,306
Net asset value per share(a)	$13.28
Maximum offering price per share	$14.09
Class B
Net assets	$60,959,416
Shares outstanding	4,986,080
Net asset value per share	$12.23
Class C
Net assets	$273,766,373
Shares outstanding	22,396,632
Net asset value per share	$12.22
Class R
Net assets	$26,790,291
Shares outstanding	2,041,133
Net asset value per share	$13.13
Class Z
Net assets	$306,768,804
Shares outstanding	22,526,558
Net asset value per share	$13.62

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Marsico 21st Century Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,800,645
Dividends — affiliated issuers	33,172
Income from securities lending — net	1,183,077
Foreign taxes withheld	(89,702)
Total income	8,927,192
Expenses:
Investment management fees	5,210,254
Distribution fees
Class B	252,138
Class C	1,150,751
Class R	72,599
Service fees
Class B	84,046
Class C	383,584
Distribution and service fees — Class A	897,180
Transfer agent fees
Class A	626,058
Class B	58,556
Class C	267,550
Class R	25,250
Class Z	323,943
Administration fees	1,641,233
Compensation of board members	31,745
Custodian fees	7,060
Printing and postage fees	297,500
Registration fees	81,957
Professional fees	23,727
Line of credit interest expense	3,408
Other	39,407
Total expenses	11,477,946
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(202,179)
Expense reductions	(2,000)
Total net expenses	11,273,767
Net investment loss	(2,346,575)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	78,026,990
Foreign currency translations	(7,829)
Net realized gain	78,019,161
Net change in unrealized appreciation (depreciation) on:
Investments	(74,597,616)
Foreign currency translations	(1,297)
Forward foreign currency exchange contracts	124
Net change in unrealized appreciation (depreciation)	(74,598,789)
Net realized and unrealized gain	3,420,372
Net increase in net assets resulting from operations	$1,073,797

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Marsico 21st Century Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment loss	$(2,346,575)	$(7,688,851)
Net realized gain	78,019,161	166,838,681
Net change in unrealized appreciation (depreciation)	(74,598,789)	(507,817,767)
Net increase (decrease) in net assets resulting from operations	1,073,797	(348,667,937)
Increase (decrease) in net assets from capital stock activity	(412,440,042)	(1,639,855,848)
Total decrease in net assets	(411,366,245)	(1,988,523,785)
Net assets at beginning of period	1,706,606,535	3,695,130,320
Net assets at end of period	$1,295,240,290	$1,706,606,535
Excess of distributions over net investment loss	$(3,560,200)	$(1,213,625)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Marsico 21st Century Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,547,447	20,602,774	9,300,938	118,588,125
Redemptions	(15,598,043)	(207,692,904)	(68,368,653)	(877,841,428)
Net decrease	(14,050,596)	(187,090,130)	(59,067,715)	(759,253,303)
Class B shares
Subscriptions	1,459	18,307	30,448	364,279
Redemptions(a)	(950,455)	(11,649,530)	(2,430,830)	(28,976,210)
Net decrease	(948,996)	(11,631,223)	(2,400,382)	(28,611,931)
Class C shares
Subscriptions	207,136	2,551,336	969,332	11,921,869
Redemptions	(5,740,635)	(70,669,291)	(17,334,797)	(205,030,554)
Net decrease	(5,533,499)	(68,117,955)	(16,365,465)	(193,108,685)
Class R shares
Subscriptions	174,573	2,306,528	589,190	7,450,288
Redemptions	(431,257)	(5,682,712)	(1,158,431)	(14,729,624)
Net decrease	(256,684)	(3,376,184)	(569,241)	(7,279,336)
Class Z shares
Subscriptions	1,829,151	25,098,772	26,656,902	364,029,006
Redemptions	(12,443,384)	(167,323,322)	(79,185,174)	(1,015,631,599)
Net decrease	(10,614,233)	(142,224,550)	(52,528,272)	(651,602,593)
Total net decrease	(31,404,008)	(412,440,042)	(130,931,075)	(1,639,855,848)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Marsico 21st Century Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.25		$14.22		$11.63		$7.31		$14.55		$14.28
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.06)		(0.03)		0.01		0.02
Net realized and unrealized gain (loss)	0.04		(0.94)		2.65		4.35		(7.25)		0.77	(a)
Total from investment operations	0.03		(0.97)		2.59		4.32		(7.24)		0.79
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.49)
Tax return of capital	—		—		—		—		—		(0.03)
Total distributions to shareholders	—		—		—		—		—		(0.52)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$13.28		$13.25		$14.22		$11.63		$7.31		$14.55
Total return	0.23%		(6.82%)		22.27	%(c)	59.10%		(49.76%)		5.16%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.40	%(e)(f)	1.37	%(e)	1.31%		1.31%		1.29%		1.22%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.38	%(e)(f)(h)	1.37	%(e)(h)	1.31	%(h)	1.30	%(h)	1.25	%(h)	1.20	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.40	%(f)	1.37%		1.31%		1.31%		1.29%		1.22%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.38	%(f)(h)	1.37	%(h)	1.31	%(h)	1.30	%(h)	1.25	%(h)	1.20	%(h)
Net investment income (loss)	(0.18	%)(f)(h)	(0.23	%)(h)	(0.47	%)(h)	(0.35	%)(h)	0.12	%(h)	0.15	%(h)
Supplemental data
Net assets, end of period (in thousands)	$626,955		$811,890		$1,711,839		$1,993,000		$1,967,386		$5,062,299
Portfolio turnover	18%		104%		87%		119%		152%		113%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.25		$13.25		$10.91		$6.92		$13.86		$13.73
Income from investment operations:
Net investment income (loss)	(0.06)		(0.12)		(0.14)		(0.10)		(0.07)		(0.08)
Net realized and unrealized gain (loss)	0.04		(0.88)		2.48		4.09		(6.87)		0.73	(a)
Total from investment operations	(0.02)		(1.00)		2.34		3.99		(6.94)		0.65
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.49)
Tax return of capital	—		—		—		—		—		(0.03)
Total distributions to shareholders	—		—		—		—		—		(0.52)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$12.23		$12.25		$13.25		$10.91		$6.92		$13.86
Total return	(0.16%)		(7.55%)		21.45	%(c)	57.66%		(50.07%)		4.34%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.15	%(e)(f)	2.12	%(e)	2.06%		2.06%		2.04%		1.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.12	%(e)(f)(h)	2.12	%(e)(h)	2.06	%(h)	2.05	%(h)	2.00	%(h)	1.95	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.15	%(f)	2.12%		2.06%		2.06%		2.04%		1.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.12	%(f)(h)	2.12	%(h)	2.06	%(h)	2.05	%(h)	2.00	%(h)	1.95	%(h)
Net investment loss	(0.93	%)(f)(h)	(0.97	%)(h)	(1.21	%)(h)	(1.10	%)(h)	(0.63	%)(h)	(0.56	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$60,959		$72,692		$110,427		$117,307		$95,889		$230,505
Portfolio turnover	18%		104%		87%		119%		152%		113%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.25		$13.25		$10.91		$6.91		$13.86		$13.73
Income from investment operations:
Net investment income (loss)	(0.06)		(0.12)		(0.14)		(0.10)		(0.07)		(0.09)
Net realized and unrealized gain (loss)	0.03		(0.88)		2.48		4.10		(6.88)		0.74	(a)
Total from investment operations	(0.03)		(1.00)		2.34		4.00		(6.95)		0.65
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.49)
Tax return of capital	—		—		—		—		—		(0.03)
Total distributions to shareholders	—		—		—		—		—		(0.52)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$12.22		$12.25		$13.25		$10.91		$6.91		$13.86
Total return	(0.24%)		(7.55%)		21.45	%(c)	57.89%		(50.14%)		4.34%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.15	%(e)(f)	2.12	%(e)	2.06%		2.06%		2.04%		1.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.12	%(e)(f)(h)	2.12	%(e)(h)	2.06	%(h)	2.05	%(h)	2.00	%(h)	1.95	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.15	%(f)	2.12%		2.06%		2.06%		2.04%		1.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.12	%(f)(h)	2.12	%(h)	2.06	%(h)	2.05	%(h)	2.00	%(h)	1.95	%(h)
Net investment loss	(0.93	%)(f)(h)	(0.97	%)(h)	(1.22	%)(h)	(1.10	%)(h)	(0.63	%)(h)	(0.60	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$273,766		$342,021		$586,725		$660,457		$622,098		$1,418,014
Portfolio turnover	18%		104%		87%		119%		152%		113%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.12		$14.11		$11.57		$7.29		$14.55		$14.32
Income from investment operations:
Net investment loss	(0.03)		(0.06)		(0.09)		(0.06)		(0.02)		(0.02)
Net realized and unrealized gain (loss)	0.04		(0.93)		2.63		4.34		(7.24)		0.77	(a)
Total from investment operations	0.01		(0.99)		2.54		4.28		(7.26)		0.75
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.49)
Tax return of capital	—		—		—		—		—		(0.03)
Total distributions to shareholders	—		—		—		—		—		(0.52)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$13.13		$13.12		$14.11		$11.57		$7.29		$14.55
Total return	0.08%		(7.02%)		21.95	%(c)	58.71%		(49.90%)		4.87%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.65	%(e)(f)	1.62	%(e)	1.56%		1.56%		1.54%		1.47%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.62	%(e)(f)(h)	1.62	%(e)(h)	1.56	%(h)	1.55	%(h)	1.50	%(h)	1.45	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.65	%(f)	1.62%		1.56%		1.56%		1.54%		1.47%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.62	%(f)(h)	1.62	%(h)	1.56	%(h)	1.55	%(h)	1.50	%(h)	1.45	%(h)
Net investment loss	(0.43	%)(f)(h)	(0.46	%)(h)	(0.71	%)(h)	(0.59	%)(h)	(0.13	%)(h)	(0.15	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$26,790		$30,137		$40,468		$41,627		$42,429		$47,777
Portfolio turnover	18%		104%		87%		119%		152%		113%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.57		$14.54		$11.86		$7.44		$14.76		$14.45
Income from investment operations:
Net investment income (loss)	0.00	(b)	0.01		(0.03)		(0.01)		0.05		0.07
Net realized and unrealized gain (loss)	0.05		(0.98)		2.71		4.43		(7.37)		0.76	(a)
Total from investment operations	0.05		(0.97)		2.68		4.42		(7.32)		0.83
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(b)	—		—
Net realized gains	—		—		—		—		—		(0.49)
Tax return of capital	—		—		—		—		—		(0.03)
Total distributions to shareholders	—		—		—		(0.00	)(b)	—		(0.52)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$13.62		$13.57		$14.54		$11.86		$7.44		$14.76
Total return	0.37%		(6.67%)		22.60	%(c)	59.42%		(49.59%)		5.38%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.15	%(e)(f)	1.12	%(e)	1.06%		1.06%		1.04%		0.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.13	%(e)(f)(h)	1.12	%(e)(h)	1.06	%(h)	1.05	%(h)	1.00	%(h)	0.95	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.15	%(f)	1.12%		1.06%		1.06%		1.04%		0.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.13	%(f)(h)	1.12	%(h)	1.06	%(h)	1.05	%(h)	1.00	%(h)	0.95	%(h)
Net investment income (loss)	0.06	%(f)(h)	0.04	%(h)	(0.20	%)(h)	(0.10	%)(h)	0.37	%(h)	0.41	%(h)
Supplemental data
Net assets, end of period (in thousands)	$306,769		$449,867		$1,245,671		$1,008,937		$870,875		$1,614,313
Portfolio turnover	18%		104%		87%		119%		152%		113%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Marsico 21st Century Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Semiannual Report 2012
21

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if

Semiannual Report 2012
22

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.56% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.70% of the Fund's average daily net assets.

Prior to June 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was calculated as follows:

Fund average daily net assets*	Investment Management fee waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05
Assets in excess of $21 billion	0.10

*For purposes of the calculation, "Assets" were aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC.

For the six months ended August 31, 2012, no management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets.

Semiannual Report 2012
23

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $2,966.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class R	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $2,000.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $108,613 for Class A, $82,235 for Class B and $3,901 for Class C shares for the six months ended August 31, 2012.

Semiannual Report 2012
24

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.31%
Class B	2.06
Class C	2.06
Class R	1.56
Class Z	1.06

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class R	1.70
Class Z	1.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $1,228,847,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$332,518,000
Unrealized depreciation	(17,760,000)
Net unrealized appreciation	$314,758,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	588,195,840
2018	1,526,982,692
Total	2,115,178,532

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $1,154,810 at February 29, 2012 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $257,388,424 and $654,263,841, respectively, for the six months ended August 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities

Semiannual Report 2012
25

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $236,171,958 were on loan, secured by cash collateral of $240,570,746 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 31.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. At August 31, 2012, the average daily loan balance outstanding on days when borrowing existed was $24,675,000 at a weighted average interest rate of 1.24%.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Semiannual Report 2012
26

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
27

Columbia Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
28

Columbia Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed. The Board observed that the relatively recent portfolio management changes were intended to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its

Semiannual Report 2012
29

Columbia Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2012
30

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Semiannual Report 2012
31

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Semiannual Report 2012
32

Columbia Marsico 21st Century Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Columbia Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1235 D (10/12)

Semiannual Report

August 31, 2012

Columbia Marsico Focused Equities Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Marsico Focused Equities Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Marsico Focused Equities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Approval of Investment Management Services and Subadvisory Agreements	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Marsico Focused Equities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Focused Equities Fund (the Fund) Class A shares returned 0.25% excluding sales charges for the six-month period ended August 31, 2012.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 4.14% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		0.25	12.25	1.76	6.32
Including sales charges		-5.53	5.78	0.56	5.70
Class B	12/31/97
Excluding sales charges		-0.15	11.37	0.99	5.53
Including sales charges		-4.80	6.37	0.62	5.53
Class C	12/31/97
Excluding sales charges		-0.14	11.38	0.99	5.53
Including sales charges		-1.08	10.38	0.99	5.53
Class I*	09/27/10	0.45	12.78	2.00	6.45
Class Z	12/31/97	0.37	12.52	2.01	6.59
S&P 500 Index		4.14	18.00	1.28	6.51

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Marsico Focused Equities Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	97.0
Consumer Discretionary	26.9
Consumer Staples	5.4
Energy	5.2
Financials	8.3
Health Care	17.3
Industrials	5.0
Information Technology	25.2
Materials	3.7
Money Market Funds	3.0
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Top Ten Holdings (%) (at August 31, 2012)
Apple, Inc.	10.1
Biogen Idec, Inc.	5.1
Wells Fargo & Co.	5.0
Dollar General Corp.	4.9
Express Scripts Holding Co.	4.3
Mead Johnson Nutrition Co.	4.3
Allergan, Inc.	4.1
Monsanto Co.	3.8
U.S. Bancorp	3.6
Kinder Morgan, Inc.	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Marsico Capital Management, LLC

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Marsico Focused Equities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.50	1,018.55	6.66	6.72	1.32
Class B	1,000.00	1,000.00	998.50	1,014.77	10.43	10.51	2.07
Class C	1,000.00	1,000.00	998.60	1,014.77	10.43	10.51	2.07
Class I	1,000.00	1,000.00	1,004.50	1,020.77	4.45	4.48	0.88
Class Z	1,000.00	1,000.00	1,003.70	1,019.86	5.35	5.40	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.25% for Class A, 2.00% for Class B, 2.00% for Class C and 1.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2012. If this change had been in place for the entire six month period ended August 31, 2012, the actual expenses paid would have been $6.31 for Class A, $10.07 for Class B, $10.08 for Class C and $5.05 for Class Z; the hypothetical expenses paid would have been $6.36 for Class A, $10.16 for Class B, $10.16 for Class C and $5.09 for Class Z.

Semiannual Report 2012
4

Columbia Marsico Focused Equities Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.3%

Issuer	Shares	Value ($)
Consumer Discretionary 27.0%
Automobiles 1.2%
Tesla Motors, Inc.(a)(b)	743,748	21,211,693
Hotels, Restaurants & Leisure 9.7%
Chipotle Mexican Grill, Inc.(a)	116,444	33,610,396
McDonald's Corp.	533,018	47,699,781
Starbucks Corp.	1,073,494	53,256,037
Wynn Resorts Ltd.	378,946	39,095,859
Total		173,662,073
Internet & Catalog Retail 2.0%
priceline.com, Inc.(a)	59,169	35,771,803
Multiline Retail 4.7%
Dollar General Corp.(a)	1,667,376	85,152,892
Specialty Retail 6.1%
Home Depot, Inc. (The)	1,042,223	59,146,155
TJX Companies, Inc.	1,113,934	51,007,038
Total		110,153,193
Textiles, Apparel & Luxury Goods 3.3%
Nike, Inc., Class B	609,171	59,308,889
Total Consumer Discretionary		485,260,543
Consumer Staples 5.4%
Beverages 1.2%
Anheuser-Busch InBev NV, ADR	269,449	22,682,217
Food Products 4.2%
Mead Johnson Nutrition Co.	1,023,592	75,060,001
Total Consumer Staples		97,742,218
Energy 5.2%
Oil, Gas & Consumable Fuels 5.2%
Kinder Morgan, Inc.	1,762,518	63,045,269
Occidental Petroleum Corp.	364,344	30,972,883
Total		94,018,152
Total Energy		94,018,152
Financials 8.4%
Commercial Banks 8.4%
U.S. Bancorp	1,905,626	63,666,965
Wells Fargo & Co.	2,549,945	86,774,628
Total		150,441,593
Total Financials		150,441,593

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 17.3%
Biotechnology 5.0%
Biogen Idec, Inc.(a)	610,064	89,429,282
Health Care Providers & Services 4.2%
Express Scripts Holding Co.(a)	1,202,035	75,271,432
Pharmaceuticals 8.1%
Abbott Laboratories	430,403	28,208,613
Allergan, Inc.	832,274	71,683,759
Bristol-Myers Squibb Co.	1,413,900	46,672,839
Total		146,565,211
Total Health Care		311,265,925
Industrials 5.0%
Aerospace & Defense 2.9%
Precision Castparts Corp.	317,757	51,184,297
Road & Rail 2.1%
Union Pacific Corp.	317,561	38,564,608
Total Industrials		89,748,905
Information Technology 25.3%
Communications Equipment 3.2%
QUALCOMM, Inc.	938,466	57,678,120
Computers & Peripherals 9.8%
Apple, Inc.	264,656	176,059,759
Internet Software & Services 4.7%
Baidu, Inc., ADR(a)	434,515	48,422,351
Equinix, Inc.(a)	179,655	35,508,811
Total		83,931,162
IT Services 5.6%
Accenture PLC, Class A	672,173	41,405,857
Visa, Inc., Class A	458,142	58,756,711
Total		100,162,568
Software 2.0%
VMware, Inc., Class A(a)	413,071	36,779,842
Total Information Technology		454,611,451
Materials 3.7%
Chemicals 3.7%
Monsanto Co.	763,839	66,538,015
Total Materials		66,538,015
Total Common Stocks (Cost: $1,273,550,873)		1,749,626,802

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Money Market Funds 3.0%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.164%(c)(d)	54,668,966	54,668,966
Total Money Market Funds (Cost: $54,668,966)		54,668,966

Investments of Cash Collateral Received for Securities on Loan 1.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.2%
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $8,853,138(e)	0.150%	8,852,990	8,852,990
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $10,000,267(e)	0.240%	10,000,000	10,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $2,500,089(e)	0.320%	2,500,000	2,500,000
Total			21,352,990
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $21,352,990)			21,352,990
Total Investments (Cost: $1,349,572,829)			1,825,648,758
Other Assets & Liabilities, Net			(27,086,566)
Net Assets			1,798,562,192

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	115,542,763	490,627,989	(551,501,786)	—	54,668,966	—	45,380	54,668,966

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	9,030,055
Total market value of collateral securities	9,030,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	1,201,723
Fannie Mae REMICS	3,129,012
Freddie Mac Non Gold Pool	340,748
Freddie Mac Reference REMIC	84
Freddie Mac REMICS	1,814,456
Ginnie Mae I Pool	9,499
Ginnie Mae II Pool	109,410
Government National Mortgage Association	3,595,340
Total market value of collateral securities	10,200,272
Security Description	Value ($)
Pershing LLC (0.320%)
Fannie Mae REMICS	599,302
Federal Home Loan Banks	11,905
Freddie Mac Reference REMIC	2
Freddie Mac REMICS	146,786
Ginnie Mae I Pool	357,145
Ginnie Mae II Pool	831,382
Government National Mortgage Association	37,018
United States Treasury Note/Bond	566,460
Total market value of collateral securities	2,550,000

Abbreviation Legend

ADR  American Depositary Receipt

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	485,260,543	—	—	485,260,543
Consumer Staples	97,742,218	—	—	97,742,218
Energy	94,018,152	—	—	94,018,152
Financials	150,441,593	—	—	150,441,593
Health Care	311,265,925	—	—	311,265,925
Industrials	89,748,905	—	—	89,748,905
Information Technology	454,611,451	—	—	454,611,451
Materials	66,538,015	—	—	66,538,015
Total Equity Securities	1,749,626,802	—	—	1,749,626,802
Other
Money Market Funds	54,668,966	—	—	54,668,966
Investments of Cash Collateral Received for Securities on Loan	—	21,352,990	—	21,352,990
Total Other	54,668,966	21,352,990	—	76,021,956
Total	1,804,295,768	21,352,990	—	1,825,648,758

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Marsico Focused Equities Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,273,550,873)	$1,749,626,802
Affiliated issuers (identified cost $54,668,966)	54,668,966
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $21,352,990)	21,352,990
Total investments (identified cost $1,349,572,829)	1,825,648,758
Receivable for:
Capital shares sold	870,625
Dividends	1,800,092
Interest	236,427
Expense reimbursement due from Investment Manager	5,982
Prepaid expenses	14,687
Other assets	3,296
Total assets	1,828,579,867
Liabilities
Due upon return of securities on loan	21,352,990
Payable for:
Investments purchased	4,347,173
Capital shares purchased	3,513,227
Investment management fees	33,515
Distribution and service fees	13,657
Transfer agent fees	337,766
Administration fees	10,786
Compensation of board members	101,003
Other expenses	307,558
Total liabilities	30,017,675
Net assets applicable to outstanding capital stock	$1,798,562,192
Represented by
Paid-in capital	$1,200,040,474
Undistributed net investment income	4,227,650
Accumulated net realized gain	118,218,139
Unrealized appreciation (depreciation) on:
Investments	476,075,929
Total — representing net assets applicable to outstanding capital stock	$1,798,562,192
*Value of securities on loan	$20,999,561

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Marsico Focused Equities Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$968,259,901
Shares outstanding	42,570,148
Net asset value per share	$22.75
Maximum offering price per share(a)	$24.14
Class B
Net assets	$18,654,061
Shares outstanding	916,109
Net asset value per share	$20.36
Class C
Net assets	$240,564,467
Shares outstanding	11,771,726
Net asset value per share	$20.44
Class I
Net assets	$2,845
Shares outstanding	121
Net asset value per share(b)	$23.43
Class Z
Net assets	$571,080,918
Shares outstanding	24,481,384
Net asset value per share	$23.33

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Marsico Focused Equities Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$13,940,112
Dividends — affiliated issuers	45,380
Income from securities lending — net	3,895,818
Total income	17,881,310
Expenses:
Investment management fees	6,852,403
Distribution fees
Class B	78,820
Class C	953,734
Service fees
Class B	26,273
Class C	317,911
Distribution and service fees — Class A	1,326,714
Transfer agent fees
Class A	953,823
Class B	18,887
Class C	228,670
Class Z	625,441
Administration fees	2,236,045
Compensation of board members	36,946
Custodian fees	8,816
Printing and postage fees	200,000
Registration fees	63,459
Professional fees	32,888
Other	32,711
Total expenses	13,993,541
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(400,895)
Expense reductions	(4,647)
Total net expenses	13,587,999
Net investment income	4,293,311
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	130,519,469
Foreign currency translations	(67,054)
Net realized gain	130,452,415
Net change in unrealized appreciation (depreciation) on:
Investments	(115,792,929)
Foreign currency translations	(95)
Net change in unrealized appreciation (depreciation)	(115,793,024)
Net realized and unrealized gain	14,659,391
Net increase in net assets resulting from operations	$18,952,702

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Marsico Focused Equities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$4,293,311	$2,697,486
Net realized gain	130,452,415	300,116,756
Net change in unrealized appreciation (depreciation)	(115,793,024)	(219,767,843)
Net increase in net assets resulting from operations	18,952,702	83,046,399
Distributions to shareholders from
Net investment income
Class A	—	(573,926)
Class I	—	(11)
Class Z	—	(2,594,756)
Net realized gains
Class A	(63,262,424)	(14,846,323)
Class B	(1,375,797)	(389,717)
Class C	(17,085,052)	(3,789,432)
Class I	(181)	(37)
Class Z	(38,473,095)	(13,503,688)
Total distributions to shareholders	(120,196,549)	(35,697,890)
Increase (decrease) in net assets from capital stock activity	(551,985,128)	(445,676,081)
Total decrease in net assets	(653,228,975)	(398,327,572)
Net assets at beginning of period	2,451,791,167	2,850,118,739
Net assets at end of period	$1,798,562,192	$2,451,791,167
Undistributed (excess of distributions over) net investment income	$4,227,650	$(65,661)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Marsico Focused Equities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,484,125	59,033,449	8,090,553	184,044,149
Distributions reinvested	2,281,495	51,904,022	528,991	11,637,803
Redemptions	(9,229,602)	(220,231,258)	(19,811,566)	(453,046,764)
Net decrease	(4,463,982)	(109,293,787)	(11,192,022)	(257,364,812)
Class B shares
Subscriptions	37,643	771,383	22,816	462,254
Distributions reinvested	28,572	582,872	7,804	155,680
Redemptions(a)	(235,202)	(5,092,435)	(1,049,502)	(21,648,084)
Net decrease	(168,987)	(3,738,180)	(1,018,882)	(21,030,150)
Class C shares
Subscriptions	614,450	12,784,368	514,678	10,608,656
Distributions reinvested	379,518	7,768,740	84,636	1,693,561
Redemptions	(1,157,509)	(24,615,173)	(2,811,937)	(58,086,548)
Net decrease	(163,541)	(4,062,065)	(2,212,623)	(45,784,331)
Class I shares
Subscriptions	—	—	32,484	791,497
Redemptions	—	—	(1,232,495)	(29,338,948)
Net decrease	—	—	(1,200,011)	(28,547,451)
Class Z shares
Subscriptions	2,851,088	69,283,865	10,118,134	240,278,094
Distributions reinvested	1,223,648	28,535,465	584,625	13,148,224
Redemptions	(21,192,183)	(532,710,426)	(14,883,910)	(346,375,655)
Net decrease	(17,117,447)	(434,891,096)	(4,181,151)	(92,949,337)
Total net decrease	(21,913,957)	(551,985,128)	(19,804,689)	(445,676,081)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Marsico Focused Equities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)
Per share data
Net asset value, beginning of period	$24.18		$23.53		$18.99		$12.76		$21.59		$21.81
Income from investment operations:
Net investment income	0.05		0.02		0.00	(d)	0.01		0.07		0.02
Net realized and unrealized gain (loss)	0.01		0.95		4.54		6.25		(8.86)		0.02
Total from investment operations	0.06		0.97		4.54		6.26		(8.79)		0.04
Less distributions to shareholders:
Net investment income	—		(0.01)		—		(0.02)		(0.04)		—
Net realized gains	(1.49)		(0.31)		—		—		—		(0.26)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(1.49)		(0.32)		—		(0.03)		(0.04)		(0.26)
Proceeds from regulatory settlements	—		—		—		0.00	(d)	—		—
Net asset value, end of period	$22.75		$24.18		$23.53		$18.99		$12.76		$21.59
Total return	0.25%		4.26%		23.91%		49.12%		(40.73%)		0.00	%(e)
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.36	%(g)	1.36%		1.30	%(h)	1.31	%(h)	1.31%		1.25	%(g)(h)
Net expenses after fees waived or expenses reimbursed (including interest expense)(i)	1.32	%(g)(j)	1.36	%(j)	1.30	%(h)(j)	1.30	%(h)(j)	1.26	%(j)	1.22	%(g)(h)(j)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.36	%(g)	1.36%		1.30%		1.31%		1.31%		1.25	%(g)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(i)	1.32	%(g)(j)	1.36	%(j)	1.30	%(j)	1.30	%(j)	1.26	%(j)	1.22	%(g)(j)
Net investment income	0.44	%(g)(j)	0.09	%(j)	0.01	%(j)	0.03	%(j)	0.37	%(j)	0.11	%(g)(j)
Supplemental data
Net assets, end of period (in thousands)	$968,260		$1,137,240		$1,370,199		$1,599,661		$1,312,382		$2,524,540
Portfolio turnover	31%		90%		77%		77%		85%		0	%(e)(k)
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		—		—		82%

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(d)  Rounds to less than $0.01.

(e)  Rounds to less than 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)
Per share data
Net asset value, beginning of period	$21.88		$21.48		$17.46		$11.80		$20.07		$20.42
Income from investment operations:
Net investment loss	(0.03)		(0.15)		(0.14)		(0.11)		(0.07)		(0.13)
Net realized and unrealized gain (loss)	—		0.86		4.16		5.77		(8.20)		0.04
Total from investment operations	(0.03)		0.71		4.02		5.66		(8.27)		(0.09)
Less distributions to shareholders:
Net realized gains	(1.49)		(0.31)		—		—		—		(0.26)
Tax return of capital	—		—		—		(0.00	)(d)	—		—
Total distributions to shareholders	(1.49)		(0.31)		—		(0.00	)(d)	—		(0.26)
Proceeds from regulatory settlements	—		—		—		0.00	(d)	—		—
Net asset value, end of period	$20.36		$21.88		$21.48		$17.46		$11.80		$20.07
Total return	(0.15%)		3.44%		23.02%		48.02%		(41.21%)		(0.64%)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.11	%(f)	2.12%		2.05	%(g)	2.06	%(g)	2.06%		2.00	%(f)(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.07	%(f)(i)	2.12	%(i)	2.05	%(g)(i)	2.05	%(g)(i)	2.01	%(i)	1.97	%(f)(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.11	%(f)	2.12%		2.05%		2.06%		2.06%		2.00	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.07	%(f)(i)	2.12	%(i)	2.05	%(i)	2.05	%(i)	2.01	%(i)	1.97	%(f)(i)
Net investment loss	(0.31	%)(f)(i)	(0.70	%)(i)	(0.74	%)(i)	(0.72	%)(i)	(0.40	%)(i)	(0.67	%)(f)(i)
Supplemental data
Net assets, end of period (in thousands)	$18,654		$23,745		$45,196		$62,935		$64,937		$196,114
Portfolio turnover	31%		90%		77%		77%		85%		0	%(j)(k)
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		—		—		82%

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)
Per share data
Net asset value, beginning of period	$21.96		$21.55		$17.52		$11.84		$20.13		$20.49
Income from investment operations:
Net investment loss	(0.03)		(0.14)		(0.14)		(0.11)		(0.07)		(0.15)
Net realized and unrealized gain (loss)	—		0.86		4.17		5.79		(8.22)		0.05
Total from investment operations	(0.03)		0.72		4.03		5.68		(8.29)		(0.10)
Less distributions to shareholders:
Net realized gains	(1.49)		(0.31)		—		—		—		(0.26)
Tax return of capital	—		—		—		(0.00	)(d)	—		—
Total distributions to shareholders	(1.49)		(0.31)		—		(0.00	)(d)	—		(0.26)
Proceeds from regulatory settlements	—		—		—		0.00	(d)	—		—
Net asset value, end of period	$20.44		$21.96		$21.55		$17.52		$11.84		$20.13
Total return	(0.14%)		3.47%		23.00%		48.02%		(41.18%)		(0.69%)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.11	%(f)	2.11%		2.05	%(g)	2.06	%(g)	2.06%		2.00	%(f)(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.07	%(f)(i)	2.11	%(i)	2.05	%(g)(i)	2.05	%(g)(i)	2.01	%(i)	1.97	%(f)(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.11	%(f)	2.11%		2.05%		2.06%		2.06%		2.00	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.07	%(f)(i)	2.11	%(i)	2.05	%(i)	2.05	%(i)	2.01	%(i)	1.97	%(f)(i)
Net investment loss	(0.31	%)(f)(i)	(0.66	%)(i)	(0.73	%)(i)	(0.72	%)(i)	(0.38	%)(i)	(0.74	%)(f)(i)
Supplemental data
Net assets, end of period (in thousands)	$240,564		$262,048		$304,857		$298,344		$258,191		$522,644
Portfolio turnover	31%		90%		77%		77%		85%		0	%(j)(k)
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		—		—		82%

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$24.81		$24.04		$20.59
Income from investment operations:
Net investment income	0.11		0.10		0.00	(b)
Net realized and unrealized gain	—		1.07		3.52
Total from investment operations	0.11		1.17		3.52
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.07)
Net realized gains	(1.49)		(0.31)		—
Total distributions to shareholders	(1.49)		(0.40)		(0.07)
Net asset value, end of period	$23.43		$24.81		$24.04
Total return	0.45%		5.04%		17.09%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.90	%(d)	0.91%		0.89	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.88	%(d)(f)	0.91	%(f)	0.89	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.90	%(d)	0.91%		0.89	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.88	%(d)(f)	0.91	%(f)	0.89	%(d)(f)
Net investment income	0.88	%(d)(f)	0.44	%(f)	0.00	%(d)(f)(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$28,852
Portfolio turnover	31%		90%		77%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)
Per share data
Net asset value, beginning of period	$24.73		$24.05		$19.39		$13.02		$22.06		$22.22
Income from investment operations:
Net investment income	0.08		0.08		0.06		0.05		0.13		0.09
Net realized and unrealized gain (loss)	0.01		0.97		4.64		6.39		(9.07)		0.01
Total from investment operations	0.09		1.05		4.70		6.44		(8.94)		0.10
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.04)		(0.05)		(0.10)		—
Net realized gains	(1.49)		(0.31)		—		—		—		(0.26)
Tax return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	(1.49)		(0.37)		(0.04)		(0.07)		(0.10)		(0.26)
Proceeds from regulatory settlements	—		—		—		0.00	(d)	—		—
Net asset value, end of period	$23.33		$24.73		$24.05		$19.39		$13.02		$22.06
Total return	0.37%		4.51%		24.23%		49.53%		(40.60%)		0.27%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.10	%(f)	1.11%		1.05	%(g)	1.06	%(g)	1.06%		1.00	%(f)(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.06	%(f)(i)	1.11	%(i)	1.05	%(g)(i)	1.05	%(g)(i)	1.01	%(i)	0.97	%(f)(g)(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.10	%(f)	1.11%		1.05%		1.06%		1.06%		1.00	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.06	%(f)(i)	1.11	%(i)	1.05	%(i)	1.05	%(i)	1.01	%(i)	0.97	%(f)(i)
Net investment income	0.69	%(f)(i)	0.34	%(i)	0.28	%(i)	0.28	%(i)	0.65	%(i)	0.40	%(f)(i)
Supplemental data
Net assets, end of period (in thousands)	$571,081		$1,028,756		$1,101,015		$995,452		$874,565		$1,285,252
Portfolio turnover	31%		90%		77%		77%		85%		0	%(j)(k)
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		—		—		82%

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Marsico Focused Equities Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Semiannual Report 2012
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Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board

Semiannual Report 2012
21

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

(FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.56% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.67% of the Fund's average daily net assets.

Prior to June 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was calculated as follows:

Fund average daily net assets*	Investment management fee waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05
Assets in excess of $21 billion	0.10

*For purposes of the calculation, "Assets" were aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC.

For the six months ended August 31, 2012, no management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $3,770.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays

Semiannual Report 2012
22

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $4,647.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly disribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $116,333 for Class A, $11,461 for Class B and $2,760 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class I	0.84
Class Z	1.00

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.02
Class Z	1.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated

Semiannual Report 2012
23

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $1,349,573,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$490,728,000
Unrealized depreciation	(14,652,000)
Net unrealized appreciation	$476,076,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $612,621,928 and $1,263,625,913, respectively, for the six months ended August 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $20,999,561 were on loan, secured by cash collateral of $21,352,990 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2012
24

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 8. Shareholder Concentration

At August 31, 2012, two shareholder accounts owned an aggregate of 49.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased

Semiannual Report 2012
25

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
26

Columbia Marsico Focused Equities Fund

Approval of Investment Management
Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
27

Columbia Marsico Focused Equities Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its

Semiannual Report 2012
28

Columbia Marsico Focused Equities Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Columbia Marsico Focused Equities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Columbia Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1245 D (10/12)

Semiannual Report

August 31, 2012

Columbia Marsico Global Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Marsico Global Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Marsico Global Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Approval of Investment Management Services and Subadvisory Agreements	24
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Marsico Global Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Global Fund (the Fund) Class A shares returned 1.96% excluding sales charges for the six-month period ended August 31, 2012.

>  The Fund outperformed its benchmark, the MSCI All Country World Index (Net), which returned -1.54% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	Life
Class A	04/30/08
Excluding sales charges		1.96	9.03	0.27
Including sales charges		-3.88	2.80	-1.09
Class C	04/30/08
Excluding sales charges		1.68	8.27	-0.46
Including sales charges		0.68	7.27	-0.46
Class R	04/30/08	1.87	8.74	0.02
Class Z	04/30/08	2.15	9.32	0.53
MSCI All Country World Index (Net)		-1.54	6.22	-1.70

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Marsico Global Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Apple, Inc.	8.1
Anheuser-Busch InBev NV	5.5
Roche Holding AG, Genusschein Shares	4.9
Accenture PLC, Class A	3.8
Intuitive Surgical, Inc.	3.5
Nike, Inc., Class B	3.3
Wells Fargo & Co.	3.2
Royal Dutch Shell PLC, Class A	3.2
Inditex SA	3.2
TJX Companies, Inc.	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2012)
Argentina	1.4
Belgium	5.2
Brazil	2.9
China	4.6
Denmark	2.0
France	2.9
Germany	2.1
Hong Kong	1.6
Ireland	3.6
Netherlands	2.0
Portugal	2.2
Spain	3.0
Switzerland	7.4
United Kingdom	3.0
United States(a)	56.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Marsico Capital Management, LLC

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Marsico Global Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Aerospace & Defense	2.4
Automobiles	0.6
Beverages	5.3
Biotechnology	2.6
Commercial Banks	3.1
Computers & Peripherals	9.7
Diversified Financial Services	1.2
Electrical Equipment	2.0
Energy Equipment & Services	3.1
Food & Staples Retailing	3.0
Food Products	8.2
Health Care Equipment & Supplies	3.3
Hotels, Restaurants & Leisure	7.3
Internet & Catalog Retail	1.9
Internet Software & Services	3.0
IT Services	3.6
Media	2.1
Money Market Funds	4.5
Oil, Gas & Consumable Fuels	5.0
Pharmaceuticals	8.2
Real Estate Investment Trusts (REITs)	4.5
Specialty Retail	9.0
Textiles, Apparel & Luxury Goods	4.8
Trading Companies & Distributors	2.0
Total	100.4

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2012
4

Columbia Marsico Global Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.60	1,017.24	8.04	8.03	1.58
Class C	1,000.00	1,000.00	1,016.80	1,013.41	11.90	11.88	2.34
Class R	1,000.00	1,000.00	1,018.70	1,015.93	9.36	9.35	1.84
Class Z	1,000.00	1,000.00	1,021.50	1,018.50	6.78	6.77	1.33

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
5

Columbia Marsico Global Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.9%

Issuer	Shares	Value ($)
Argentina 1.4%
MercadoLibre, Inc.	1,988	158,205
Belgium 5.3%
Anheuser-Busch InBev NV	7,238	607,962
Brazil 2.9%
BR Malls Participacoes SA	26,800	335,611
China 4.6%
Baidu, Inc., ADR(a)	1,680	187,219
Wynn Macau Ltd.	148,527	342,071
Total		529,290
Denmark 2.0%
Novo Nordisk A/S, Class B	1,484	233,716
France 2.9%
Danone SA	5,458	340,164
Germany 2.1%
Kabel Deutschland Holding AG(a)	3,733	247,446
Hong Kong 1.6%
Hang Lung Properties Ltd.	55,000	188,804
Ireland 3.6%
Accenture PLC, Class A	6,805	419,188
Netherlands 2.0%
Sensata Technologies Holding NV(a)	7,563	227,117
Portugal 2.2%
Jeronimo Martins SGPS SA	14,908	249,017
Spain 3.0%
Inditex SA	3,157	351,065
Switzerland 7.5%
Nestlé SA, Registered Shares	5,213	324,072
Roche Holding AG, Genusschein Shares	2,960	538,858
Total		862,930
United Kingdom 3.0%
Royal Dutch Shell PLC, Class A	10,053	351,648

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 51.8%
Apple, Inc.	1,357	902,731
Biogen Idec, Inc.(a)	2,033	298,017
Chipotle Mexican Grill, Inc.(a)	327	94,385
Citigroup, Inc.	4,759	141,390
Fusion-io, Inc.(a)	7,969	223,291
Halliburton Co.	4,017	131,597
Home Depot, Inc. (The)	5,981	339,422
Intuitive Surgical, Inc.(a)	781	384,088
lululemon athletica, Inc.(a)	2,901	189,116
Mead Johnson Nutrition Co.	3,838	281,441
Nike, Inc., Class B	3,805	370,455
Occidental Petroleum Corp.	2,715	230,802
Perrigo Co.	1,562	171,773
Precision Castparts Corp.	1,742	280,601
priceline.com, Inc.(a)	357	215,832
Pricesmart, Inc.	1,373	100,421
Schlumberger Ltd.	3,107	224,885
Starbucks Corp.	6,738	334,272
Starwood Hotels & Resorts Worldwide, Inc.	1,421	78,340
Tesla Motors, Inc.(a)	2,491	71,043
TJX Companies, Inc.	7,595	347,775
Wells Fargo & Co.	10,468	356,226
WW Grainger, Inc.	1,095	225,526
Total		5,993,429
Total Common Stocks (Cost: $9,776,532)		11,095,592

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 0.164%(b)(c)	519,988	519,988
Total Money Market Funds (Cost: $519,988)		519,988
Total Investments (Cost: $10,296,520)		11,615,580
Other Assets & Liabilities, Net		(41,666)
Net Assets		11,573,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Marsico Global Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	162,080	6,575,257	(6,217,349)	—	519,988	816	519,988

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Marsico Global Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,040,640	940,581	—	2,981,221
Consumer Staples	381,862	1,521,215	—	1,903,077
Energy	587,284	351,648	—	938,932
Financials	833,226	188,804	—	1,022,030
Health Care	853,879	772,575	—	1,626,454
Industrials	733,244	—	—	733,244
Information Technology	1,890,634	—	—	1,890,634
Total Equity Securities	7,320,769	3,774,823	—	11,095,592
Other
Money Market Funds	519,988	—	—	519,988
Total Other	519,988	—	—	519,988
Total	7,840,757	3,774,823	—	11,615,580

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Marsico Global Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $9,776,532)	$11,095,592
Affiliated issuers (identified cost $519,988)	519,988
Total investments (identified cost $10,296,520)	11,615,580
Receivable for:
Capital shares sold	28,615
Dividends	13,543
Reclaims	6,105
Expense reimbursement due from Investment Manager	494
Prepaid expenses	2,860
Total assets	11,667,197
Liabilities
Payable for:
Capital shares purchased	10,128
Investment management fees	251
Distribution and service fees	118
Transfer agent fees	1,025
Administration fees	69
Compensation of board members	24,440
Other expenses	57,252
Total liabilities	93,283
Net assets applicable to outstanding capital stock	$11,573,914
Represented by
Paid-in capital	$11,290,423
Excess of distributions over net investment income	(40,607)
Accumulated net realized loss	(994,767)
Unrealized appreciation (depreciation) on:
Investments	1,319,060
Foreign currency translations	(195)
Total — representing net assets applicable to outstanding capital stock	$11,573,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Marsico Global Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$5,959,251
Shares outstanding	601,833
Net asset value per share	$9.90
Maximum offering price per share(a)	$10.50
Class C
Net assets	$2,238,194
Shares outstanding	231,034
Net asset value per share	$9.69
Class R
Net assets	$1,232,406
Shares outstanding	125,337
Net asset value per share	$9.83
Class Z
Net assets	$2,144,063
Shares outstanding	215,022
Net asset value per share	$9.97

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Marsico Global Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$70,551
Dividends — affiliated issuers	816
Foreign taxes withheld	(5,196)
Total income	66,171
Expenses:
Investment management fees	39,971
Distribution fees
Class C	7,879
Class R	3,069
Service fees
Class C	2,627
Distribution and service fees — Class A	6,245
Transfer agent fees
Class A	2,364
Class C	960
Class R	556
Class Z	792
Administration fees	10,992
Compensation of board members	6,449
Custodian fees	1,688
Printing and postage fees	29,935
Registration fees	33,942
Professional fees	22,135
Other	8,508
Total expenses	178,112
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(91,391)
Total net expenses	86,721
Net investment loss	(20,550)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	439,037
Foreign currency translations	(1,988)
Net realized gain	437,049
Net change in unrealized appreciation (depreciation) on:
Investments	(174,416)
Foreign currency translations	(239)
Forward foreign currency exchange contracts	368
Net change in unrealized appreciation (depreciation)	(174,287)
Net realized and unrealized gain	262,762
Net increase in net assets resulting from operations	$242,212

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Marsico Global Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment loss	$(20,550)	$(56,126)
Net realized gain (loss)	437,049	(247,532)
Net change in unrealized appreciation (depreciation)	(174,287)	(103,783)
Net increase (decrease) in net assets resulting from operations	242,212	(407,441)
Distributions to shareholders
Net investment income
Class A	—	(4,805)
Class C	—	(730)
Class R	—	(1,118)
Class Z	—	(2,247)
Net realized gains
Class A	—	(39,988)
Class C	—	(20,597)
Class R	—	(11,798)
Class Z	—	(14,569)
Tax return of capital
Class A	—	(3,507)
Class C	—	(1,036)
Class R	—	(903)
Class Z	—	(1,497)
Total distributions to shareholders	—	(102,795)
Increase (decrease) in net assets from capital stock activity	2,900,667	745,769
Total increase in net assets	3,142,879	235,533
Net assets at beginning of period	8,431,035	8,195,502
Net assets at end of period	$11,573,914	$8,431,035
Excess of distributions over net investment income	$(40,607)	$(20,057)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Global Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	379,435	3,697,750	206,746	2,013,459
Distributions reinvested	—	—	2,568	24,649
Redemptions	(167,462)	(1,646,661)	(148,345)	(1,331,799)
Net increase	211,973	2,051,089	60,969	706,309
Class C shares
Subscriptions	32,202	308,483	28,078	260,860
Distributions reinvested	—	—	775	7,338
Redemptions	(12,227)	(119,990)	(22,034)	(190,106)
Net increase	19,975	188,493	6,819	78,092
Class R shares
Subscriptions	1,553	14,929	877	8,195
Distributions reinvested	—	—	16	150
Net increase	1,553	14,929	893	8,345
Class Z shares
Subscriptions	89,764	873,301	3,282	31,235
Distributions reinvested	—	—	237	2,280
Redemptions	(22,061)	(227,145)	(8,826)	(80,492)
Net increase (decrease)	67,703	646,156	(5,307)	(46,977)
Total net increase	301,204	2,900,667	63,374	745,769

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Global Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,	Year Ended February 28,
Class A	(Unaudited)		2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$9.71		$10.16	$7.85		$4.98		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.05)	(0.05)		(0.03)		0.01
Net realized and unrealized gain (loss)	0.21		(0.28)	2.42		2.93		(5.03)
Total from investment operations	0.19		(0.33)	2.37		2.90		(5.02)
Less distributions to shareholders:
Net investment income	—		(0.01)	(0.06)		(0.03)		—
Net realized gains	—		(0.10)	—		—		—
Tax return of capital	—		(0.01)	—		—		—
Total distributions to shareholders	—		(0.12)	(0.06)		(0.03)		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$9.90		$9.71	$10.16		$7.85		$4.98
Total return	1.96%		(3.27%)	30.23%		58.22%		(50.20%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.40	%(d)	3.58%	5.38%		5.44%		8.79	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.58	%(d)	1.60%	1.60	%(f)	1.60	%(f)	1.60	%(d)(g)
Net investment income (loss)	(0.30	%)(d)	(0.50%)	(0.59	%)(f)	(0.42	%)(f)	0.09	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$5,959		$3,786	$3,343		$1,990		$1,113
Portfolio turnover	43%		112%	104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2012		2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$9.53		$10.04		$7.78		$4.95		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.11)		(0.12)		(0.08)		(0.04)
Net realized and unrealized gain (loss)	0.21		(0.30)		2.39		2.91		(5.01)
Total from investment operations	0.16		(0.41)		2.27		2.83		(5.05)
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	(0.01)		—		—
Net realized gains	—		(0.10)		—		—		—
Tax return of capital	—		(0.00	)(b)	—		—		—
Total distributions to shareholders	—		(0.10)		(0.01)		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$9.69		$9.53		$10.04		$7.78		$4.95
Total return	1.68%		(4.04%)		29.14%		57.17%		(50.50%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	4.17	%(d)	4.32%		6.13%		6.19%		9.54	%(d)
Net expenses after fees waived or expenses reimbursed(e)	2.34	%(d)	2.35%		2.35	%(f)	2.35	%(f)	2.35	%(d)(g)
Net investment loss	(0.96	%)(d)	(1.25%)		(1.33	%)(f)	(1.15	%)(f)	(0.63	%)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$2,238		$2,012		$2,051		$1,426		$886
Portfolio turnover	43%		112%		104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2012		2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$9.65		$10.13		$7.83		$4.97		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.07)		(0.07)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	0.20		(0.30)		2.41		2.93		(5.02)
Total from investment operations	0.18		(0.37)		2.34		2.88		(5.03)
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	(0.04)		(0.02)		—
Net realized gains	—		(0.10)		—		—		—
Tax return of capital	—		(0.01)		—		—		—
Total distributions to shareholders	—		(0.11)		(0.04)		(0.02)		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$9.83		$9.65		$10.13		$7.83		$4.97
Total return	1.87%		(3.62%)		29.94%		57.86%		(50.30%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.67	%(d)	3.82%		5.63%		5.69%		9.04	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.84	%(d)	1.85%		1.85	%(f)	1.85	%(f)	1.85	%(d)(g)
Net investment loss	(0.45	%)(d)	(0.75%)		(0.82	%)(f)	(0.62	%)(f)	(0.12	%)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,232		$1,195		$1,245		$984		$621
Portfolio turnover	43%		112%		104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,	Year Ended February 28,
Class Z	(Unaudited)		2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$9.76		$10.20	$7.88		$4.99		$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)	(0.03)		(0.01)		0.02
Net realized and unrealized gain (loss)	0.21		(0.30)	2.43		2.94		(5.03)
Total from investment operations	0.21		(0.32)	2.40		2.93		(5.01)
Less distributions to shareholders:
Net investment income	—		(0.01)	(0.08)		(0.04)		—
Net realized gains	—		(0.10)	—		—		—
Tax return of capital	—		(0.01)	—		—		—
Total distributions to shareholders	—		(0.12)	(0.08)		(0.04)		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$9.97		$9.76	$10.20		$7.88		$4.99
Total return	2.15%		(3.12%)	30.47%		58.79%		(50.10%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.16	%(d)	3.32%	5.13%		5.19%		8.54	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.33	%(d)	1.35%	1.35	%(f)	1.35	%(f)	1.35	%(d)(g)
Net investment income (loss)	(0.01	%)(d)	(0.25%)	(0.33	%)(f)	(0.13	%)(f)	0.35	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$2,144		$1,438	$1,557		$1,136		$707
Portfolio turnover	43%		112%	104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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17

Columbia Marsico Global Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Marsico Global Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

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Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of

Semiannual Report 2012
19

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investment made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to 0.80% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $677.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.09%
Class C	0.09
Class R	0.09
Class Z	0.09

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account

Semiannual Report 2012
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Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee at the maximum annual rates of 0.75% and 0.50%, respectively, of the average daily net assets attributable to Class C and Class R shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $17,008 for Class A, and $77 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.56%
Class C	2.31
Class R	1.81
Class Z	1.31

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class C	2.35
Class R	1.85
Class Z	1.35

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $10,297,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,415,000
Unrealized depreciation	(96,000)
Net unrealized apppreciation	$1,319,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	1,122,487
Unlimited short-term	207,373
Total	1,329,860

Semiannual Report 2012
21

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $20,057 and post-October capital losses of $101,692 at February 29, 2012 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $6,241,903 and $3,898,393, respectively, for the six months ended August 31, 2012

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 41.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 41.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Semiannual Report 2012
22

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
23

Columbia Marsico Global Fund

Approval of Investment Management
Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Global Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
24

Columbia Marsico Global Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. The Board observed that the relatively recent portfolio management changes were intended to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the

Semiannual Report 2012
25

Columbia Marsico Global Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2012
26

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Semiannual Report 2012
27

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Semiannual Report 2012
28

Columbia Marsico Global Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Marsico Global Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1690 C (10/12)

Semiannual Report

August 31, 2012

Columbia Marsico Growth Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Marsico Growth Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Marsico Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	23
Approval of Investment Management Services and Subadvisory Agreements	30
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Marsico Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Growth Fund (the Fund) Class A shares returned 0.24% excluding sales charges for the six-month period ended August 31, 2012.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 4.14% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		0.24	12.25	0.85	6.02
Including sales charges		-5.53	5.80	-0.33	5.40
Class B	12/31/97
Excluding sales charges		-0.15	11.42	0.11	5.23
Including sales charges		-5.14	6.42	-0.29	5.23
Class C	12/31/97
Excluding sales charges		-0.10	11.46	0.11	5.24
Including sales charges		-1.10	10.46	0.11	5.24
Class I *	09/27/10	0.47	13.03	1.06	6.13
Class R *	01/23/06	0.09	11.98	0.60	5.74
Class W *	09/27/10	0.26	12.32	0.86	6.03
Class Z	12/31/97	0.38	12.57	1.11	6.30
S&P 500 Index		4.14	18.00	1.28	6.51

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Marsico Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Apple, Inc.	9.5
TJX Companies, Inc.	4.3
Biogen Idec, Inc.	4.0
Express Scripts Holding Co.	3.9
Wells Fargo & Co.	3.3
U.S. Bancorp	3.1
Starbucks Corp.	2.8
Mead Johnson Nutrition Co.	2.8
National Oilwell Varco, Inc.	2.7
Nike, Inc., Class B	2.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	92.4
Consumer Discretionary	28.3
Consumer Staples	5.3
Energy	6.5
Financials	7.1
Health Care	12.2
Industrials	5.8
Information Technology	22.8
Materials	4.4
Money Market Funds	6.9
Preferred Stocks	0.7
Financials	0.7
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Marsico Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.40	1,018.75	6.46	6.51	1.28
Class B	1,000.00	1,000.00	998.50	1,014.97	10.23	10.31	2.03
Class C	1,000.00	1,000.00	999.00	1,014.97	10.23	10.31	2.03
Class I	1,000.00	1,000.00	1,004.70	1,020.87	4.35	4.38	0.86
Class R	1,000.00	1,000.00	1,000.90	1,017.49	7.72	7.78	1.53
Class W	1,000.00	1,000.00	1,002.60	1,018.75	6.46	6.51	1.28
Class Z	1,000.00	1,000.00	1,003.80	1,020.01	5.20	5.24	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Marsico Growth Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.5%

Issuer	Shares	Value ($)
Consumer Discretionary 28.3%
Hotels, Restaurants & Leisure 8.6%
Chipotle Mexican Grill, Inc.(a)	57,923	16,718,895
McDonald's Corp.	539,748	48,302,049
Starbucks Corp.	1,498,953	74,363,058
Wynn Resorts Ltd.	526,499	54,318,902
Yum! Brands, Inc.	758,609	48,338,565
Total		242,041,469
Internet & Catalog Retail 3.0%
Amazon.com, Inc.(a)	102,417	25,422,972
priceline.com, Inc.(a)	95,222	57,568,364
Total		82,991,336
Media 0.4%
Liberty Global, Inc., Class A(a)	230,961	12,765,215
Multiline Retail 1.7%
Dollar General Corp.(a)	930,249	47,507,816
Specialty Retail 11.1%
AutoZone, Inc.(a)	79,197	28,640,803
Dick's Sporting Goods, Inc.	272,648	13,566,964
GNC Holdings, Inc., Class A	321,421	12,487,206
Home Depot, Inc. (The)	1,148,866	65,198,145
Limited Brands, Inc.	692,966	33,678,148
O'Reilly Automotive, Inc.(a)	520,220	44,192,689
TJX Companies, Inc.	2,468,848	113,048,550
Total		310,812,505
Textiles, Apparel & Luxury Goods 3.5%
lululemon athletica, Inc.(a)(b)	443,077	28,884,190
Nike, Inc., Class B	724,008	70,489,419
Total		99,373,609
Total Consumer Discretionary		795,491,950
Consumer Staples 5.3%
Beverages 1.2%
Anheuser-Busch InBev NV, ADR	393,216	33,100,923
Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc.	265,439	19,270,871
Food Products 2.6%
Mead Johnson Nutrition Co.	992,494	72,779,585

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	379,551	22,754,083
Total Consumer Staples		147,905,462
Energy 6.5%
Energy Equipment & Services 3.6%
Halliburton Co.	966,672	31,668,175
National Oilwell Varco, Inc.	906,423	71,426,132
Total		103,094,307
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	209,977	14,545,107
Kinder Morgan, Inc.	772,180	27,620,878
Occidental Petroleum Corp.	455,685	38,737,782
Total		80,903,767
Total Energy		183,998,074
Financials 7.1%
Commercial Banks 5.9%
U.S. Bancorp	2,420,374	80,864,695
Wells Fargo & Co.	2,519,981	85,754,954
Total		166,619,649
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	470,156	33,098,982
Total Financials		199,718,631
Health Care 12.2%
Biotechnology 4.2%
Biogen Idec, Inc.(a)	707,045	103,645,726
Gilead Sciences, Inc.(a)	237,430	13,697,337
Total		117,343,063
Health Care Equipment & Supplies 0.5%
Intuitive Surgical, Inc.(a)	26,975	13,266,035
Health Care Providers & Services 3.6%
Express Scripts Holding Co.(a)	1,630,904	102,127,209
Pharmaceuticals 3.9%
Abbott Laboratories	622,913	40,825,718
Bristol-Myers Squibb Co.	1,636,801	54,030,801
Perrigo Co.	128,069	14,083,748
Total		108,940,267
Total Health Care		341,676,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 5.9%
Aerospace & Defense 1.8%
Precision Castparts Corp.	307,554	49,540,798
Industrial Conglomerates 0.5%
Danaher Corp.	274,255	14,691,841
Road & Rail 1.5%
Union Pacific Corp.	351,152	42,643,899
Trading Companies & Distributors 2.1%
WW Grainger, Inc.	279,368	57,538,633
Total Industrials		164,415,171
Information Technology 22.8%
Communications Equipment 2.2%
QUALCOMM, Inc.	1,004,007	61,706,270
Computers & Peripherals 10.5%
Apple, Inc.	373,109	248,207,031
EMC Corp.(a)	1,298,519	34,138,065
Seagate Technology PLC	400,924	12,833,577
Total		295,178,673
Internet Software & Services 3.9%
Baidu, Inc., ADR(a)	490,230	54,631,231
Equinix, Inc.(a)	139,375	27,547,469
LinkedIn Corp., Class A(a)	260,534	27,955,298
Total		110,133,998
IT Services 4.7%
Accenture PLC, Class A	1,096,122	67,521,115
Visa, Inc., Class A	498,646	63,951,350
Total		131,472,465
Software 1.5%
Check Point Software Technologies Ltd.(a)(b)	374,073	17,241,025
VMware, Inc., Class A(a)	282,225	25,129,314
Total		42,370,339
Total Information Technology		640,861,745

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 4.4%
Chemicals 4.4%
LyondellBasell Industries NV, Class A	287,789	14,055,615
Monsanto Co.	784,405	68,329,519
Praxair, Inc.	395,564	41,732,002
Total		124,117,136
Total Materials		124,117,136
Total Common Stocks (Cost: $1,856,587,161)		2,598,184,743
Preferred Stocks 0.8%
Financials 0.8%
Commercial Banks 0.8%
Wells Fargo & Co., 8.000%(b)	687,425	20,526,511
Total Financials		20,526,511
Total Preferred Stocks (Cost: $13,207,874)		20,526,511
Money Market Funds 6.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.164%(c)(d)	194,138,525	194,138,525
Total Money Market Funds (Cost: $194,138,525)		194,138,525

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 1.1%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Certificates of Deposit 0.1%
Skandinaviska Enskilda Banken 10/31/12	0.350%	2,000,000	2,000,000
Repurchase Agreements 1.0%
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $3,000,070(e)	0.210%	3,000,000	3,000,000
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $5,054,057(e)	0.150%	5,053,973	5,053,973
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $10,000,267(e)	0.240%	10,000,000	10,000,000
Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $10,000,267(e)	0.240%	10,000,000	10,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $2,000,071(e)	0.320%	2,000,000	2,000,000
Total			30,053,973
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $32,053,973)			32,053,973
Total Investments (Cost: $2,095,987,533)			2,844,903,752
Other Assets & Liabilities, Net			(36,254,626)
Net Assets			2,808,649,126

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	43,906,157	1,054,283,273	(904,050,905)	194,138,525	96,583	194,138,525

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	981,254
Fannie Mae-Aces	336,727
Freddie Mac REMICS	1,307,933
Government National Mortgage Association	434,086
Total market value of collateral securities	3,060,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	5,155,056
Total market value of collateral securities	5,155,056
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	234,803
Ginnie Mae I Pool	8,258,260
Ginnie Mae II Pool	228,241
Government National Mortgage Association	1,478,696
Total market value of collateral securities	10,200,000
Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	1,201,723
Fannie Mae REMICS	3,129,012
Freddie Mac Non Gold Pool	340,748
Freddie Mac Reference REMIC	84
Freddie Mac REMICS	1,814,456
Ginnie Mae I Pool	9,499
Ginnie Mae II Pool	109,410
Government National Mortgage Association	3,595,340
Total market value of collateral securities	10,200,272
Security Description	Value ($)
Pershing LLC (0.320%)
Fannie Mae REMICS	479,442
Federal Home Loan Banks	9,524
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	117,429
Ginnie Mae I Pool	285,716
Ginnie Mae II Pool	665,106
Government National Mortgage Association	29,614
United States Treasury Note/Bond	453,168
Total market value of collateral securities	2,040,000

Abbreviation Legend

ADR  American Depositary Receipt

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	795,491,950	—	—	795,491,950
Consumer Staples	147,905,462	—	—	147,905,462
Energy	183,998,074	—	—	183,998,074
Financials	199,718,631	—	—	199,718,631
Health Care	341,676,574	—	—	341,676,574
Industrials	164,415,171	—	—	164,415,171
Information Technology	640,861,745	—	—	640,861,745
Materials	124,117,136	—	—	124,117,136
Preferred Stocks
Financials	20,526,511	—	—	20,526,511
Total Equity Securities	2,618,711,254	—	—	2,618,711,254
Other
Money Market Funds	194,138,525	—	—	194,138,525
Investments of Cash Collateral Received for Securities on Loan	—	32,053,973	—	32,053,973
Total Other	194,138,525	32,053,973	—	226,192,498
Total	2,812,849,779	32,053,973	—	2,844,903,752

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Marsico Growth Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,869,795,035)	$2,618,711,254
Affiliated issuers (identified cost $194,138,525)	194,138,525
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $2,000,000)	2,000,000
Repurchase agreements (identified cost $30,053,973)	30,053,973
Total investments (identified cost $2,095,987,533)	2,844,903,752
Receivable for:
Investments sold	12,286,141
Capital shares sold	2,294,357
Dividends	3,655,485
Interest	6,467
Expense reimbursement due from Investment Manager	4,754
Prepaid expenses	20,201
Total assets	2,863,171,157
Liabilities
Due upon return of securities on loan	32,053,973
Payable for:
Investments purchased	17,381,417
Capital shares purchased	4,304,277
Investment management fees	49,975
Distribution and service fees	13,516
Transfer agent fees	525,282
Administration fees	16,821
Compensation of board members	158,934
Other expenses	17,836
Total liabilities	54,522,031
Net assets applicable to outstanding capital stock	$2,808,649,126
Represented by
Paid-in capital	$2,381,439,892
Undistributed net investment income	1,538,680
Accumulated net realized loss	(323,245,665)
Unrealized appreciation (depreciation) on:
Investments	748,916,219
Total — representing net assets applicable to outstanding capital stock	$2,808,649,126
*Value of securities on loan	$31,544,513

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Marsico Growth Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$649,005,825
Shares outstanding	29,113,447
Net asset value per share	$22.29
Maximum offering price per share(a)	$23.65
Class B
Net assets	$23,125,407
Shares outstanding	1,150,582
Net asset value per share	$20.10
Class C
Net assets	$300,434,733
Shares outstanding	14,927,919
Net asset value per share	$20.13
Class I
Net assets	$3,121
Shares outstanding	137
Net asset value per share	$22.78
Class R
Net assets	$20,628,766
Shares outstanding	939,235
Net asset value per share	$21.96
Class W
Net assets	$3,100
Shares outstanding	139
Net asset value per share	$22.30
Class Z
Net assets	$1,815,448,174
Shares outstanding	79,884,174
Net asset value per share	$22.73

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Marsico Growth Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$19,626,080
Dividends — affiliated issuers	96,583
Income from securities lending — net	325,116
Foreign taxes withheld	(55,058)
Total income	19,992,721
Expenses:
Investment management fees	9,695,059
Distribution fees
Class B	93,981
Class C	1,190,197
Class R	52,587
Service fees
Class B	31,327
Class C	396,733
Class W	4
Distribution and service fees — Class A	861,161
Transfer agent fees
Class A	767,307
Class B	27,945
Class C	354,336
Class R	23,499
Class W	4
Class Z	2,087,184
Administration fees	3,282,278
Compensation of board members	50,741
Custodian fees	15,942
Printing and postage fees	168,358
Registration fees	76,375
Professional fees	39,876
Other	53,348
Total expenses	19,268,242
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,263,116)
Expense reductions	(2,965)
Total net expenses	18,002,161
Net investment income	1,990,560
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	197,289,022
Foreign currency translations	(16,732)
Net realized gain	197,272,290
Net change in unrealized appreciation (depreciation) on:
Investments	(192,140,850)
Net change in unrealized appreciation (depreciation)	(192,140,850)
Net realized and unrealized gain	5,131,440
Net increase in net assets resulting from operations	$7,122,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Marsico Growth Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$1,990,560	$5,080,417
Net realized gain	197,272,290	285,743,025
Net change in unrealized appreciation (depreciation)	(192,140,850)	(152,622,301)
Net increase in net assets resulting from operations	7,122,000	138,201,141
Distributions to shareholders
Net investment income
Class A	(400,262)	—
Class I	(13)	—
Class W	(2)	—
Class Z	(5,131,145)	—
Total distributions to shareholders	(5,531,422)	—
Increase (decrease) in net assets from capital stock activity	(408,458,779)	(471,969,904)
Total decrease in net assets	(406,868,201)	(333,768,763)
Net assets at beginning of period	3,215,517,327	3,549,286,090
Net assets at end of period	$2,808,649,126	$3,215,517,327
Undistributed net investment income	$1,538,680	$5,079,542

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Marsico Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,293,590	28,826,348	5,762,153	117,329,302
Distributions reinvested	14,980	330,760	—	—
Redemptions	(4,945,978)	(110,249,802)	(21,227,889)	(438,105,302)
Net decrease	(3,637,408)	(81,092,694)	(15,465,736)	(320,776,000)
Class B shares
Subscriptions	10,975	223,478	28,105	533,083
Redemptions(a)	(203,877)	(4,118,567)	(842,848)	(15,772,245)
Net decrease	(192,902)	(3,895,089)	(814,743)	(15,239,162)
Class C shares
Subscriptions	275,845	5,561,283	745,332	14,022,626
Redemptions	(1,732,454)	(34,807,533)	(4,551,349)	(85,153,704)
Net decrease	(1,456,609)	(29,246,250)	(3,806,017)	(71,131,078)
Class I shares
Subscriptions	—	—	748,324	14,748,479
Redemptions	—	—	(1,268,025)	(26,235,246)
Net increase (decrease)	—	—	(519,701)	(11,486,767)
Class R shares
Subscriptions	113,987	2,517,534	395,608	8,029,454
Redemptions	(139,526)	(3,052,528)	(412,020)	(8,328,400)
Net decrease	(25,539)	(534,994)	(16,412)	(298,946)
Class Z shares
Subscriptions	13,448,859	307,819,817	27,905,610	591,479,176
Distributions reinvested	174,711	3,929,249	—	—
Redemptions	(26,578,428)	(605,438,818)	(30,752,853)	(644,517,127)
Net decrease	(12,954,858)	(293,689,752)	(2,847,243)	(53,037,951)
Total net decrease	(18,267,316)	(408,458,779)	(23,469,852)	(471,969,904)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Marsico Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)
Per share data
Net asset value, beginning of period	$22.25		$21.19		$16.75		$11.30		$20.26		$20.22		$19.53
Income from investment operations:
Net investment income (loss)	0.01		0.02		(0.01)		0.03		0.06		0.06		0.00	(d)
Net realized and unrealized gain (loss)	0.04		1.04		4.45		5.50		(9.01)		(0.01)		0.69
Total from investment operations	0.05		1.06		4.44		5.53		(8.95)		0.05		0.69
Less distributions to shareholders:
Net investment income	(0.01)		—		—		(0.08)		(0.01)		(0.01)		—
Total distributions to shareholders	(0.01)		—		—		(0.08)		(0.01)		(0.01)		—
Proceeds from regulatory settlements	—		—		0.00	(d)	0.00	(d)	—		—		—
Net asset value, end of period	$22.29		$22.25		$21.19		$16.75		$11.30		$20.26		$20.22
Total return	0.24%		5.00%		26.51%		49.09%		(44.21%)		0.24%		3.53%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.37	%(f)	1.33	%(g)	1.30	%(g)	1.28	%(g)	1.26%		1.21	%(f)	1.23%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.28	%(f)(i)	1.28	%(g)(i)	1.30	%(g)(i)	1.28	%(g)(i)	1.24	%(i)	1.20	%(f)(i)	1.22	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.37	%(f)	1.33%		1.30%		1.28%		1.26%		1.21	%(f)	1.23%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.28	%(f)(i)	1.28	%(i)	1.30	%(i)	1.28	%(i)	1.24	%(i)	1.20	%(f)(i)	1.22	%(i)
Net investment income (loss)	0.06	%(f)(i)	0.08	%(i)	(0.05	%)(i)	0.23	%(i)	0.36	%(i)	0.29	%(f)(i)	0.01	%(i)
Supplemental data
Net assets, end of period (in thousands)	$649,006		$728,788		$1,021,724		$1,569,860		$1,383,438		$3,024,016		$2,864,153
Portfolio turnover	32%		65%		67%		69%		21	%(j)	—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		54%		58%		42%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class B	(Unaudited)		2012		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)
Per share data
Net asset value, beginning of period	$20.13		$19.31		$15.38		$10.42		$18.83		$18.92		$18.40
Income from investment operations:
Net investment loss	(0.07)		(0.13)		(0.13)		(0.07)		(0.06)		(0.09)		(0.13)
Net realized and unrealized gain (loss)	0.04		0.95		4.06		5.07		(8.35)		(0.00	)(d)	0.65
Total from investment operations	(0.03)		0.82		3.93		5.00		(8.41)		(0.09)		0.52
Less distributions to shareholders:
Net investment income	—		—		—		(0.04)		—		—		—
Total distributions to shareholders	—		—		—		(0.04)		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(d)	0.00	(d)	—		—		—
Net asset value, end of period	$20.10		$20.13		$19.31		$15.38		$10.42		$18.83		$18.92
Total return	(0.15%)		4.25%		25.55%		48.10%		(44.66%)		(0.48%)		2.83%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.11	%(f)	2.09	%(g)	2.05	%(g)	2.03	%(g)	2.01%		1.96	%(f)	1.98%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.03	%(f)(i)	2.03	%(g)(i)	2.05	%(g)(i)	2.03	%(g)(i)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.11	%(f)	2.09%		2.05%		2.03%		2.01%		1.96	%(f)	1.98%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.03	%(f)(i)	2.03	%(i)	2.05	%(i)	2.03	%(i)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)
Net investment loss	(0.69	%)(f)(i)	(0.68	%)(i)	(0.78	%)(i)	(0.52	%)(i)	(0.39	%)(i)	(0.46	%)(f)(i)	(0.71	%)(i)
Supplemental data
Net assets, end of period (in thousands)	$23,125		$27,041		$41,675		$47,847		$44,407		$118,307		$156,923
Portfolio turnover	32%		65%		67%		69%		21	%(j)	—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		54%		58%		42%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)
Per share data
Net asset value, beginning of period	$20.15		$19.34		$15.40		$10.44		$18.86		$18.94		$18.43
Income from investment operations:
Net investment loss	(0.07)		(0.13)		(0.13)		(0.07)		(0.06)		(0.08)		(0.13)
Net realized and unrealized gain (loss)	0.05		0.94		4.07		5.07		(8.36)		(0.00	)(d)	0.64
Total from investment operations	(0.02)		0.81		3.94		5.00		(8.42)		(0.08)		0.51
Less distributions to shareholders:
Net investment income	—		—		—		(0.04)		—		—		—
Total distributions to shareholders	—		—		—		(0.04)		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(d)	0.00	(d)	—		—		—
Net asset value, end of period	$20.13		$20.15		$19.34		$15.40		$10.44		$18.86		$18.94
Total return	(0.10%)		4.19%		25.58%		48.00%		(44.64%)		(0.42%)		2.77%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.12	%(f)	2.09	%(g)	2.05	%(g)	2.03	%(g)	2.01%		1.96	%(f)	1.98%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	2.03	%(f)(i)	2.03	%(g)(i)	2.05	%(g)(i)	2.03	%(g)(i)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.12	%(f)	2.09%		2.05%		2.03%		2.01%		1.96	%(f)	1.98%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	2.03	%(f)(i)	2.03	%(i)	2.05	%(i)	2.03	%(i)	1.99	%(i)	1.95	%(f)(i)	1.97	%(i)
Net investment loss	(0.69	%)(f)(i)	(0.67	%)(i)	(0.78	%)(i)	(0.52	%)(i)	(0.39	%)(i)	(0.46	%)(f)(i)	(0.74	%)(i)
Supplemental data
Net assets, end of period (in thousands)	$300,435		$330,213		$390,384		$399,082		$384,025		$891,076		$832,852
Portfolio turnover	32%		65%		67%		69%		21	%(j)	—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		54%		58%		42%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$22.77		$21.55		$18.29
Income from investment operations:
Net investment income	0.05		0.13		0.01
Net realized and unrealized gain	0.06		1.09		3.29
Total from investment operations	0.11		1.22		3.30
Less distributions to shareholders:
Net investment income	(0.10)		—		(0.04)
Total distributions to shareholders	(0.10)		—		(0.04)
Net asset value, end of period	$22.78		$22.77		$21.55
Total return	0.47%		5.66%		18.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.86	%(c)	0.89	%(d)	0.88	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.86	%(c)	0.88	%(d)(f)	0.88	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.86	%(c)	0.89%		0.88	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.86	%(c)	0.88	%(f)	0.88	%(c)(f)
Net investment income	0.47	%(c)	0.64	%(f)	0.06	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$11,201
Portfolio turnover	32%		65%		67%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class R	(Unaudited)		2012		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)
Per share data
Net asset value, beginning of period	$21.94		$20.94		$16.60		$11.20		$20.13		$20.14		$19.49
Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)		(0.05)		(0.00	)(d)	0.02		0.01		(0.08)
Net realized and unrealized gain (loss)	0.04		1.03		4.39		5.45		(8.95)		(0.02)		0.73
Total from investment operations	0.02		1.00		4.34		5.45		(8.93)		(0.01)		0.65
Less distributions to shareholders:
Net investment income	—		—		—		(0.05)		—		—		—
Total distributions to shareholders	—		—		—		(0.05)		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(d)	0.00	(d)	—		—		—
Net asset value, end of period	$21.96		$21.94		$20.94		$16.60		$11.20		$20.13		$20.14
Total return	0.09%		4.78%		26.14%		48.79%		(44.36%)		(0.05%)		3.34%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.62	%(f)	1.58	%(g)	1.55	%(g)	1.53	%(g)	1.51%		1.46	%(f)	1.48%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.53	%(f)(i)	1.53	%(g)(i)	1.55	%(g)(i)	1.53	%(g)(i)	1.49	%(i)	1.45	%(f)(i)	1.47	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.62	%(f)	1.58%		1.55%		1.53%		1.51%		1.46	%(f)	1.48%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.53	%(f)(i)	1.53	%(i)	1.55	%(i)	1.53	%(i)	1.49	%(i)	1.45	%(f)(i)	1.47	%(i)
Net investment income (loss)	(0.18	%)(f)(i)	(0.16	%)(i)	(0.27	%)(i)	(0.02	%)(i)	0.15	%(i)	0.06	%(f)(i)	(0.42	%)(i)
Supplemental data
Net assets, end of period (in thousands)	$20,629		$21,166		$20,548		$14,848		$9,941		$11,860		$3,669
Portfolio turnover	32%		65%		67%		69%		21	%(j)	—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		54%		58%		42%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$22.26		$21.20		$17.98
Income from investment operations:
Net investment income	0.01		0.02		0.01
Net realized and unrealized gain	0.05		1.04		3.21
Total from investment operations	0.06		1.06		3.22
Less distributions to shareholders:
Net investment income	(0.02)		—		—
Total distributions to shareholders	(0.02)		—		—
Net asset value, end of period	$22.30		$22.26		$21.20
Total return	0.26%		5.00%		17.91%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.35	%(c)	1.29	%(d)	1.28	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.28	%(c)	1.26	%(d)(f)	1.28	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.35	%(c)	1.29%		1.28	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.28	%(c)	1.26	%(f)	1.28	%(c)(f)
Net investment income	0.06	%(c)	0.11	%(f)	0.17	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	32%		65%		67%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010		2009(a)(b)		2008(a)(c)		2007(a)
Per share data
Net asset value, beginning of period	$22.71		$21.57		$17.02		$11.47		$20.63		$20.58		$19.82
Income from investment operations:
Net investment income	0.04		0.07		0.04		0.07		0.11		0.11		0.05
Net realized and unrealized gain (loss)	0.04		1.07		4.52		5.60		(9.17)		(0.01)		0.71
Total from investment operations	0.08		1.14		4.56		5.67		(9.06)		0.10		0.76
Less distributions to shareholders:
Net investment income	(0.06)		—		(0.01)		(0.12)		(0.10)		(0.05)		—
Total distributions to shareholders	(0.06)		—		(0.01)		(0.12)		(0.10)		(0.05)		—
Proceeds from regulatory settlements	—		—		0.00	(d)	0.00	(d)	—		—		—
Net asset value, end of period	$22.73		$22.71		$21.57		$17.02		$11.47		$20.63		$20.58
Total return	0.38%		5.29%		26.81%		49.55%		(44.09%)		0.46%		3.83%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.11	%(f)	1.08	%(g)	1.05	%(g)	1.03	%(g)	1.01%		0.96	%(f)	0.98%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	1.03	%(f)(i)	1.03	%(g)(i)	1.05	%(g)(i)	1.03	%(g)(i)	0.99	%(i)	0.95	%(f)(i)	0.97	%(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.11	%(f)	1.08%		1.05%		1.03%		1.01%		0.96	%(f)	0.98%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	1.03	%(f)(i)	1.03	%(i)	1.05	%(i)	1.03	%(i)	0.99	%(i)	0.95	%(f)(i)	0.97	%(i)
Net investment income	0.31	%(f)(i)	0.34	%(i)	0.24	%(i)	0.48	%(i)	0.63	%(i)	0.54	%(f)(i)	0.25	%(i)
Supplemental data
Net assets, end of period (in thousands)	$1,815,448		$2,108,304		$2,063,751		$1,676,013		$1,329,782		$2,335,800		$2,044,397
Portfolio turnover	32%		65%		67%		69%		21	%(j)	—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		54%		58%		42%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Semiannual Report 2012
23

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2012
24

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.56% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.65% of the Fund's average daily net assets.

Prior to June 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its investment management fee. In the absence of a separate contractual expense limitation arrangement, the investment management fee waiver for the Fund was calculated as follows:

Fund average daily net assets*	Investment management fee waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05
Assets in excess of $21 billion	0.10

*For purposes of the calculation, "Assets" were aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC.

For the six months ended August 31, 2012, no investment management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $5,160.

Semiannual Report 2012
25

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R	0.22
Class W	0.23
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $2,965.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $140,795 for Class A, $10,851 for Class B and $4,097 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the

Semiannual Report 2012
26

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class I	0.87
Class R	1.50
Class W	1.25
Class Z	1.00

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.29%
Class B	2.04
Class C	2.04
Class I	0.87
Class R	1.54
Class W	1.29
Class Z	1.04

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $2,095,988,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$769,124,000
Unrealized depreciation	(20,208,000)
Net unrealized appreciation	$748,916,000

The following capital loss carryforward, determined as of February 29, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$142,094,569
2018	322,911,728
Total	$465,006,297

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $219,033 and post-October capital losses of $20,723,096 at February 29, 2012 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $920,172,253 and $1,507,052,732, respectively, for the six months ended August 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the

Semiannual Report 2012
27

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $31,544,513 were on loan, secured by U.S. government and agency securities valued at $111,643 and by cash collateral of $32,053,973 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2012, four unaffiliated shareholder accounts owned an aggregate of 62.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Semiannual Report 2012
28

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
29

Columbia Marsico Growth Fund

Approval of Investment Management
Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
30

Columbia Marsico Growth Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its

Semiannual Report 2012
31

Columbia Marsico Growth Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2012
32

Columbia Marsico Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Columbia Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1250 D (10/12)

Semiannual Report

August 31, 2012

Columbia Marsico International Opportunities Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Marsico International Opportunities Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Marsico International Opportunities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Approval of Investment Management Services and Subadvisory Agreements	29
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Marsico International Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico International Opportunities Fund (the Fund) Class A shares returned -5.25% (excluding sales charges) for the six-month period ended August 31, 2012.

>  The Fund underperformed its benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (Net), which returned -4.00% for the six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/01/00
Excluding sales charges		-5.25	0.85	-4.96	6.91
Including sales charges		-10.73	-4.91	-6.07	6.28
Class B	08/01/00
Excluding sales charges		-5.58	0.10	-5.67	6.11
Including sales charges		-10.30	-4.90	-6.00	6.11
Class C	08/01/00
Excluding sales charges		-5.57	0.10	-5.66	6.12
Including sales charges		-6.52	-0.90	-5.66	6.12
Class I*	09/27/10	-5.03	1.20	-4.70	7.06
Class R*	01/23/06	-5.36	0.57	-5.20	6.65
Class Z	08/01/00	-5.07	1.12	-4.71	7.19
MSCI EAFE Index (Net)		-4.00	-0.04	-4.81	6.67

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Marsico International Opportunities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Samsung Electronics Co., Ltd.	3.0
Roche Holding AG, Genusschein Shares	2.9
Anheuser-Busch InBev NV	2.9
Baidu, Inc., ADR	2.9
Nestlé SA, Registered Shares	2.9
LyondellBasell Industries NV, Class A	2.7
British Sky Broadcasting Group PLC	2.7
Shire PLC	2.6
Millicom International Cellular SA, SDR	2.6
Standard Chartered PLC	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2012)
Argentina	1.4
Belgium	2.9
Brazil	1.6
Canada	2.6
China	5.7
Denmark	2.4
France	7.4
Germany	6.2
Hong Kong	3.6
Ireland	3.2
Israel	2.2
Japan	10.5
Mexico	1.0
Netherlands	7.4
South Korea	2.9
Spain	1.5
Sweden	3.6
Switzerland	6.8
Taiwan	2.1
United Kingdom	20.1
United States(a)	4.9
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Marsico Capital Management, LLC

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Marsico International Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Aerospace & Defense	1.6
Automobiles	3.7
Beverages	6.3
Chemicals	2.7
Commercial Banks	4.0
Computers & Peripherals	1.0
Diversified Telecommunication Services	3.6
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	1.1
Food & Staples Retailing	1.0
Food Products	5.0
Health Care Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	5.4
Insurance	2.0
Internet & Catalog Retail	2.0
Internet Software & Services	5.9
IT Services	2.2
Machinery	2.0
Media	5.5
Multiline Retail	1.7
Office Electronics	1.5
Oil, Gas & Consumable Fuels	2.9
Pharmaceuticals	10.0
Real Estate Investment Trusts (REITs)	1.3
Real Estate Management & Development	4.3
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	8.1
Software	2.3
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	3.0
Trading Companies & Distributors	1.0
Wireless Telecommunication Services	2.6
Total	99.3

Percentages indicated are based upon net assets (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Semiannual Report 2012
4

Columbia Marsico International Opportunities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	947.50	1,017.49	7.51	7.78	1.53
Class B	1,000.00	1,000.00	944.20	1,013.76	11.12	11.52	2.27
Class C	1,000.00	1,000.00	944.30	1,013.76	11.12	11.52	2.27
Class I	1,000.00	1,000.00	949.70	1,019.71	5.36	5.55	1.09
Class R	1,000.00	1,000.00	946.40	1,016.28	8.68	9.00	1.77
Class Z	1,000.00	1,000.00	949.30	1,018.75	6.29	6.51	1.28

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had the Investment Management and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
5

Columbia Marsico International Opportunities Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
Argentina 1.4%
MercadoLibre, Inc.	75,617	6,017,601
Belgium 2.9%
Anheuser-Busch InBev NV	144,446	12,132,869
Brazil 1.6%
BR Malls Participacoes SA	555,700	6,958,911
Canada 2.7%
Canadian National Railway Co.	94,252	8,627,828
IMAX Corp.(a)(b)	126,127	2,549,027
Total		11,176,855
China 5.7%
Baidu, Inc., ADR(b)	108,865	12,131,915
China Unicom Hong Kong Ltd.	5,076,000	8,047,543
CNOOC Ltd.	2,117,300	4,027,571
Total		24,207,029
Denmark 2.4%
Novo Nordisk A/S, Class B	63,951	10,071,704
France 7.4%
BNP Paribas SA	77,238	3,357,016
Danone SA	144,495	9,005,504
Pernod-Ricard SA	83,605	9,008,917
Schneider Electric SA	67,848	4,284,882
Unibail-Rodamco SE	26,651	5,435,532
Total		31,091,851
Germany 6.2%
Adidas AG(a)	104,174	8,151,379
Bayerische Motoren Werke AG	116,046	8,416,207
Kabel Deutschland Holding AG(b)	142,801	9,465,715
Total		26,033,301
Hong Kong 3.6%
AIA Group Ltd.	2,496,400	8,611,893
Hang Lung Properties Ltd.	1,862,000	6,391,868
Total		15,003,761
Ireland 3.2%
Accenture PLC, Class A	147,090	9,060,744
Seagate Technology PLC	137,121	4,389,243
Total		13,449,987

Common Stocks (continued)

Issuer	Shares	Value ($)
Israel 2.2%
Check Point Software Technologies Ltd.(b)	205,563	9,474,399
Japan 10.6%
Canon, Inc.	188,500	6,283,131
FANUC CORP.	51,800	8,511,325
Honda Motor Co., Ltd.	227,600	7,251,412
Hoya Corp.	206,500	4,678,094
Marubeni Corp.	675,000	4,358,731
Rakuten, Inc.	886,500	8,570,901
Sumitomo Realty & Development Co., Ltd.	201,000	4,938,489
Total		44,592,083
Mexico 1.0%
Wal-Mart de Mexico SAB de CV, Class V(a)	1,579,100	4,221,681
Netherlands 7.4%
ASML Holding NV	112,556	6,375,737
LyondellBasell Industries NV, Class A	234,286	11,442,528
Yandex NV, Class A(a)(b)	308,833	6,522,553
Ziggo NV(a)	222,020	6,936,737
Total		31,277,555
South Korea 2.9%
Samsung Electronics Co., Ltd.	11,327	12,360,954
Spain 1.5%
Inditex SA	58,509	6,506,323
Sweden 3.7%
Elekta AB, Class B	91,445	4,660,489
Millicom International Cellular SA, SDR	124,877	10,748,677
Total		15,409,166
Switzerland 6.8%
Nestlé SA, Registered Shares	195,153	12,131,906
Roche Holding AG, Genusschein Shares	66,707	12,143,790
Swatch Group AG (The)	10,723	4,389,388
Total		28,665,084
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	603,434	8,870,480
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United Kingdom 20.2%
ARM Holdings PLC	702,758	6,405,123
Barclays PLC	1,071,137	3,116,727
British Sky Broadcasting Group PLC	936,645	11,317,993
Diageo PLC	190,906	5,228,997
Intercontinental Hotels Group PLC	269,166	6,859,698
Next PLC	126,023	7,153,780
Rolls-Royce Holdings PLC	509,788	6,645,727
Shire PLC	364,117	11,077,614
Standard Chartered PLC	465,090	10,276,139
Tullow Oil PLC	369,557	7,998,104
Whitbread PLC	261,255	8,835,965
Total		84,915,867
United States 3.8%
Perrigo Co.	81,612	8,974,872
Wynn Resorts Ltd.	66,568	6,867,820
Total		15,842,692
Total Common Stocks (Cost: $352,440,069)		418,280,153
Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.164%(c)(d)	4,860,973	4,860,973
Total Money Market Funds (Cost: $4,860,973)		4,860,973

Investments of Cash Collateral Received for Securities on Loan 2.8%

Issuer	Effective Yield	Par ($)/ Principal($)/ Shares	Value
Repurchase Agreements 2.8%
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $1,000,023(e)	0.210%	1,000,000	1,000,000
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $720,621(e)	0.150%	720,609	720,609
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,128(e)	0.230%	5,000,000	5,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $5,000,128(e)	0.230%	5,000,000	5,000,000
Total			11,720,609
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,720,609)			11,720,609
Total Investments (Cost: $369,021,651)			434,861,735
Other Assets & Liabilities, Net			(13,962,112)
Net Assets			420,899,623

Notes to Portfolio of Investments

(a)  At August 31, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,488,856	103,919,649	(109,547,532)	—	4,860,973	7,438	4,860,973

The accompanying Notes to Financial Statements are an intregal part of this statement.

Semiannual Report 2012
7

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	327,085
Fannie Mae-Aces	112,242
Freddie Mac REMICS	435,978
Government National Mortgage Association	144,695
Total Market Value of Collateral Securities	1,020,000
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	735,022
Total Market Value of Collateral Securities	735,022
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.230%)
United States Treasury Inflation Indexed Bonds	854,641
United States Treasury Note/Bond	3,682,057
United States Treasury Strip Coupon	461,773
United States Treasury Strip Principal	101,529
Total Market Value of Collateral Securities	5,100,000
Security Description	Value ($)
Nomura Securities (0.230%)
Fannie Mae Pool	3,501,334
Freddie Mac Gold Pool	1,598,666
Total Market Value of Collateral Securities	5,100,000

Abbreviation Legend

ADR American Depositary Receipt

REMIC(S) Real Estate Mortgage Investment Conduit(s)

SDR Swedish Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,416,847	86,918,761	—	96,335,608
Consumer Staples	4,221,681	47,508,193	—	51,729,874
Energy	—	12,025,675	—	12,025,675
Financials	6,958,911	42,127,664	—	49,086,575
Health Care	8,974,872	37,953,597	—	46,928,469
Industrials	8,627,828	23,800,665	—	32,428,493
Information Technology	56,466,935	36,103,039	—	92,569,974
Materials	11,442,528	—	—	11,442,528
Telecommunication Services	—	25,732,957	—	25,732,957
Total Equity Securities	106,109,602	312,170,551	—	418,280,153
Other
Money Market Funds	4,860,973	—	—	4,860,973
Investments of Cash Collateral Received for Securities on Loan	—	11,720,609	—	11,720,609
Total Other	4,860,973	11,720,609	—	16,581,582
Total	110,970,575	323,891,160	—	434,861,735

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Marsico International Opportunities Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $352,440,069)	$418,280,153
Affiliated issuers (identified cost $4,860,973)	4,860,973
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $11,720,609)	11,720,609
Total investments (identified cost $369,021,651)	434,861,735
Foreign currency (identified cost $862,734)	862,734
Receivable for:
Investments sold	1,977,512
Capital shares sold	86,105
Dividends	310,406
Interest	4,255
Reclaims	351,928
Expense reimbursement due from Investment Manager	83
Prepaid expenses	5,368
Total assets	438,460,126
Liabilities
Due upon return of securities on loan	11,720,609
Payable for:
Investments purchased	4,142,857
Capital shares purchased	1,327,697
Investment management fees	9,182
Distribution and service fees	1,334
Transfer agent fees	97,849
Administration fees	2,525
Compensation of board members	64,060
Other expenses	194,390
Total liabilities	17,560,503
Net assets applicable to outstanding capital stock	$420,899,623
Represented by
Paid-in capital	$1,069,907,917
Excess of distributions over net investment income	(2,116,340)
Accumulated net realized loss	(712,720,299)
Unrealized appreciation (depreciation) on:
Investments	65,840,084
Foreign currency translations	(11,739)
Total — representing net assets applicable to outstanding capital stock	$420,899,623
*Value of securities on loan	$13,042,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Marsico International Opportunities Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$84,358,644
Shares outstanding	7,919,300
Net asset value per share	$10.65
Maximum offering price per share(a)	$11.30
Class B
Net assets	$6,382,828
Shares outstanding	638,807
Net asset value per share	$9.99
Class C
Net assets	$20,808,970
Shares outstanding	2,081,139
Net asset value per share	$10.00
Class I
Net assets	$2,447
Shares outstanding	224
Net asset value per share(b)	$10.94
Class R
Net assets	$1,081,589
Shares outstanding	102,092
Net asset value per share	$10.59
Class Z
Net assets	$308,265,145
Shares outstanding	28,388,904
Net asset value per share	$10.86

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Marsico International Opportunities Fund

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,350,929
Dividends — affiliated issuers	7,438
Interest	7
Income from securities lending — net	166,354
Foreign taxes withheld	(761,357)
Total income	6,763,371
Expenses:
Investment management fees	1,850,611
Distribution fees
Class B	26,680
Class C	84,712
Class R	3,002
Service fees
Class B	8,893
Class C	28,237
Distribution and service fees — Class A	112,870
Transfer agent fees
Class A	82,670
Class B	6,507
Class C	20,674
Class R	1,100
Class Z	312,512
Administration fees	508,918
Compensation of board members	15,939
Custodian fees	40,488
Printing and postage fees	54,593
Registration fees	51,763
Professional fees	22,664
Line of credit interest expense	3,118
Other	20,705
Total expenses	3,256,656
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(32,863)
Expense reductions	(840)
Total net expenses	3,222,953
Net investment income	3,540,418
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,364,160
Foreign currency translations	(22,345)
Net realized gain	18,341,815
Net change in unrealized appreciation (depreciation) on:
Investments	(49,357,074)
Foreign currency translations	(1,452)
Forward foreign currency exchange contracts	1,122
Net change in unrealized appreciation (depreciation)	(49,357,404)
Net realized and unrealized loss	(31,015,589)
Net decrease in net assets from operations	$(27,475,171)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Marsico International Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$3,540,418	$2,428,401
Net realized gain	18,341,815	38,430,553
Net change in unrealized appreciation (depreciation)	(49,357,404)	(139,833,031)
Net decrease in net assets resulting from operations	(27,475,171)	(98,974,077)
Increase (decrease) in net assets from capital stock activity	(143,659,437)	(488,348,486)
Total decrease in net assets	(171,134,608)	(587,322,563)
Net assets at beginning of period	592,034,231	1,179,356,794
Net assets at end of period	$420,899,623	$592,034,231
Excess of distributions over net investment income	$(2,116,340)	$(5,656,758)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Marsico International Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	494,114	5,272,279	1,273,100	13,913,096
Redemptions	(1,449,416)	(15,531,764)	(4,255,513)	(46,769,929)
Net decrease	(955,302)	(10,259,485)	(2,982,413)	(32,856,833)
Class B shares
Subscriptions	1,739	17,515	8,257	87,801
Redemptions(a)	(154,852)	(1,578,515)	(526,165)	(5,413,370)
Net decrease	(153,113)	(1,561,000)	(517,908)	(5,325,569)
Class C shares
Subscriptions	11,688	118,525	64,246	671,759
Redemptions	(348,464)	(3,554,374)	(1,150,108)	(11,781,850)
Net decrease	(336,776)	(3,435,849)	(1,085,862)	(11,110,091)
Class I shares
Subscriptions	—	—	479	5,731
Redemptions	—	—	(2,806,050)	(33,452,888)
Net increase (decrease)	—	—	(2,805,571)	(33,447,157)
Class R shares
Subscriptions	7,503	77,158	20,559	222,038
Redemptions	(51,975)	(577,961)	(126,968)	(1,340,977)
Net decrease	(44,472)	(500,803)	(106,409)	(1,118,939)
Class Z shares
Subscriptions	915,658	10,003,118	6,287,545	72,299,881
Redemptions	(12,426,597)	(137,905,418)	(44,241,556)	(476,789,778)
Net decrease	(11,510,939)	(127,902,300)	(37,954,011)	(404,489,897)
Total net decrease	(13,000,602)	(143,659,437)	(45,452,174)	(488,348,486)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Marsico International Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.24		$11.96		$10.00		$6.76		$14.58		$14.85
Income from investment operations:
Net investment income	0.07		0.01		0.05		0.05		0.12	(a)	0.14	(b)
Net realized and unrealized gain (loss)	(0.66)		(0.73)		2.08		3.44		(7.82)		1.54
Total from investment operations	(0.59)		(0.72)		2.13		3.49		(7.70)		1.68
Less distributions to shareholders:
Net investment income	—		—		(0.17)		(0.25)		—		(0.16)
Net realized gains	—		—		—		—		(0.12)		(1.79)
Total distributions to shareholders	—		—		(0.17)		(0.25)		(0.12)		(1.95)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$10.65		$11.24		$11.96		$10.00		$6.76		$14.58
Total return	(5.25%)		(6.02%)		21.39%		51.97%		(53.26%)		10.55%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.54	%(e)(f)	1.53%		1.51	%(f)	1.47%		1.52%		1.44%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.53	%(e)(f)(h)	1.53	%(h)	1.51	%(f)(h)	1.47	%(h)	1.52	%(h)	1.44	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.54	%(e)	1.53%		1.51%		1.47%		1.52%		1.44%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.53	%(e)(h)	1.53	%(h)	1.51	%(h)	1.47	%(h)	1.52	%(h)	1.44	%(h)
Net investment income	1.36	%(e)(h)	0.06	%(h)	0.47	%(h)	0.50	%(h)	1.05	%(h)	0.90	%(h)
Supplemental data
Net assets, end of period (in thousands)	$84,359		$99,757		$141,821		$168,801		$198,012		$599,356
Portfolio turnover	30%		86%		105%		116%		117%		116%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.58		$11.35		$9.51		$6.38		$13.87		$14.23
Income from investment operations:
Net investment income (loss)	0.03		(0.07)		(0.03)		(0.03)		0.03	(a)	0.03	(b)
Net realized and unrealized gain (loss)	(0.62)		(0.70)		1.98		3.27		(7.40)		1.46
Total from investment operations	(0.59)		(0.77)		1.95		3.24		(7.37)		1.49
Less distributions to shareholders:
Net investment income	—		—		(0.11)		(0.11)		—		(0.06)
Net realized gains	—		—		—		—		(0.12)		(1.79)
Total distributions to shareholders	—		—		(0.11)		(0.11)		(0.12)		(1.85)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$9.99		$10.58		$11.35		$9.51		$6.38		$13.87
Total return	(5.58%)		(6.78%)		20.50%		50.91%		(53.60%)		9.68%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.29	%(e)(f)	2.27%		2.26	%(f)	2.22%		2.27%		2.19%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.27	%(e)(f)(h)	2.27	%(h)	2.26	%(f)(h)	2.22	%(h)	2.27	%(h)	2.19	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.29	%(e)	2.27%		2.26%		2.22%		2.27%		2.19%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.27	%(e)(h)	2.27	%(h)	2.26	%(h)	2.22	%(h)	2.27	%(h)	2.19	%(h)
Net investment income (loss)	0.65	%(e)(h)	(0.65	%)(h)	(0.27	%)(h)	(0.35	%)(h)	0.32	%(h)	0.22	%(h)
Supplemental data
Net assets, end of period (in thousands)	$6,383		$8,381		$14,862		$17,810		$15,281		$44,224
Portfolio turnover	30%		86%		105%		116%		117%		116%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.59		$11.36		$9.51		$6.39		$13.88		$14.24
Income from investment operations:
Net investment income (loss)	0.03		(0.07)		(0.03)		(0.03)		0.03	(a)	0.02	(b)
Net realized and unrealized gain (loss)	(0.62)		(0.70)		1.99		3.26		(7.40)		1.47
Total from investment operations	(0.59)		(0.77)		1.96		3.23		(7.37)		1.49
Less distributions to shareholders:
Net investment income	—		—		(0.11)		(0.11)		—		(0.06)
Net realized gains	—		—		—		—		(0.12)		(1.79)
Total distributions to shareholders	—		—		(0.11)		(0.11)		(0.12)		(1.85)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$10.00		$10.59		$11.36		$9.51		$6.39		$13.88
Total return	(5.57%)		(6.78%)		20.60%		50.67%		(53.57%)		9.67%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.29	%(e)(f)	2.28%		2.26	%(f)	2.22%		2.27%		2.19%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.27	%(e)(f)(h)	2.28	%(h)	2.26	%(f)(h)	2.22	%(h)	2.27	%(h)	2.19	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.29	%(e)	2.28%		2.26%		2.22%		2.27%		2.19%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.27	%(e)(h)	2.28	%(h)	2.26	%(h)	2.22	%(h)	2.27	%(h)	2.19	%(h)
Net investment income (loss)	0.62	%(e)(h)	(0.68	%)(h)	(0.30	%)(h)	(0.35	%)(h)	0.30	%(h)	0.16	%(h)
Supplemental data
Net assets, end of period (in thousands)	$20,809		$25,608		$39,789		$44,466		$38,668		$109,553
Portfolio turnover	30%		86%		105%		116%		117%		116%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$11.52		$12.14		$11.18
Income from investment operations:
Net investment income (loss)	0.10		0.12		(0.01)
Net realized and unrealized gain (loss)	(0.68)		(0.74)		1.17
Total from investment operations	(0.58)		(0.62)		1.16
Less distributions to shareholders:
Net investment income	—		—		(0.20)
Total distributions to shareholders	—		—		(0.20)
Net asset value, end of period	$10.94		$11.52		$12.14
Total return	(5.03%)		(5.11%)		10.44%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.09	%(c)(d)	1.12%		1.10	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.09	%(c)(d)	1.12	%(f)	1.10	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.09	%(c)	1.12%		1.10	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.09	%(c)	1.12	%(f)	1.10	%(c)(f)
Net investment income (loss)	1.75	%(c)	1.00	%(f)	(0.24	%)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$34,072
Portfolio turnover	30%		86%		105%

Notes to Financial Highlights

(a)  Class I shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.19		$11.94		$9.99		$6.73		$14.56		$14.84
Income from investment operations:
Net investment income (loss)	0.06		(0.02)		0.01		0.01		0.06	(a)	0.08	(b)
Net realized and unrealized gain (loss)	(0.66)		(0.73)		2.09		3.45		(7.77)		1.56
Total from investment operations	(0.60)		(0.75)		2.10		3.46		(7.71)		1.64
Less distributions to shareholders:
Net investment income	—		—		(0.15)		(0.20)		—		(0.13)
Net realized gains	—		—		—		—		(0.12)		(1.79)
Total distributions to shareholders	—		—		(0.15)		(0.20)		(0.12)		(1.92)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$10.59		$11.19		$11.94		$9.99		$6.73		$14.56
Total return	(5.36%)		(6.28%)		21.08%		51.73%		(53.40%)		10.26%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.79	%(e)(f)	1.77%		1.76	%(f)	1.72%		1.77%		1.69%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.77	%(e)(f)(h)	1.77	%(h)	1.76	%(f)(h)	1.72	%(h)	1.77	%(h)	1.69	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.79	%(e)	1.77%		1.76%		1.72%		1.77%		1.69%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.77	%(e)(h)	1.77	%(h)	1.76	%(h)	1.72	%(h)	1.77	%(h)	1.69	%(h)
Net investment income (loss)	1.16	%(e)(h)	(0.17	%)(h)	0.12	%(h)	0.15	%(h)	0.58	%(h)	0.51	%(h)
Supplemental data
Net assets, end of period (in thousands)	$1,082		$1,640		$3,020		$3,327		$2,592		$3,724
Portfolio turnover	30%		86%		105%		116%		117%		116%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.44		$12.15		$10.15		$6.87		$14.79		$15.04
Income from investment operations:
Net investment income	0.09		0.04		0.07		0.06		0.15	(a)	0.20	(b)
Net realized and unrealized gain (loss)	(0.67)		(0.75)		2.13		3.52		(7.95)		1.54
Total from investment operations	(0.58)		(0.71)		2.20		3.58		(7.80)		1.74
Less distributions to shareholders:
Net investment income	—		—		(0.20)		(0.30)		—		(0.20)
Net realized gains	—		—		—		—		(0.12)		(1.79)
Total distributions to shareholders	—		—		(0.20)		(0.30)		(0.12)		(1.99)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$10.86		$11.44		$12.15		$10.15		$6.87		$14.79
Total return	(5.07%)		(5.84%)		21.75%		52.47%		(53.17%)		10.77%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.29	%(e)(f)	1.28%		1.26	%(f)	1.22%		1.27%		1.19%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.28	%(e)(f)(h)	1.28	%(h)	1.26	%(f)(h)	1.22	%(h)	1.27	%(h)	1.19	%(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.29	%(e)	1.28%		1.26%		1.22%		1.27%		1.19%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.28	%(e)(h)	1.28	%(h)	1.26	%(h)	1.22	%(h)	1.27	%(h)	1.19	%(h)
Net investment income	1.65	%(e)(h)	0.38	%(h)	0.67	%(h)	0.65	%(h)	1.32	%(h)	1.23	%(h)
Supplemental data
Net assets, end of period (in thousands)	$308,265		$456,645		$945,793		$968,569		$824,068		$2,491,232
Portfolio turnover	30%		86%		105%		116%		117%		116%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Marsico International Opportunities Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity.

Semiannual Report 2012
22

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and

Semiannual Report 2012
23

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investment made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to 0.80% of the Fund's average daily net assets.

Prior to June 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its investment management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was calculated as follows:

Fund Average Daily Net Assets*	Investment Management Fee Waiver (%)
Assets up to $6 billion	0.00
Assets in excess of $6 billion and up to $10 billion	0.05
Assets in excess of $10 billion	0.10

* For purposes of the calculation, "Assets" were aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and subadvised by Marsico Capital Management, LLC.

For the six months ended August 31, 2012, no management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets.

Semiannual Report 2012
24

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $1,375.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $840.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also requires the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $10,949 for Class A, $5,360 for Class B and $248 for Class C shares for the six months ended August 31, 2012.

Semiannual Report 2012
25

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.49%
Class B	2.24
Class C	2.24
Class I	1.11
Class R	1.74
Class Z	1.24

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class B	2.35
Class C	2.35
Class I	1.25
Class R	1.85
Class Z	1.35

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $369,022,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$73,516,000
Unrealized depreciation	(7,676,000)
Net unrealized appreciation	$65,840,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount($)
2017	289,767,420
2018	420,548,594
Total	710,316,014

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $140,609,974 and $273,706,835, respectively, for the six months ended August 31, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral

Semiannual Report 2012
26

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $13,042,897 were on loan, secured by U.S. government and agency securities valued at $1,536,122 and by cash collateral of $11,720,609 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 55.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended August 31, 2012, the average daily loan balance outstanding on days when borrowing existed was $45,200,000 at a weighted average interest rate of 1.24%.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Semiannual Report 2012
27

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
28

Columbia Marsico International Opportunities Fund

Approval of Investment Management
Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
29

Columbia Marsico International Opportunities Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its

Semiannual Report 2012
30

Columbia Marsico International Opportunities Fund

Approval of Investment Management
Services and Subadvisory Agreements (continued)

review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2012
31

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Semiannual Report 2012
32

Columbia Marsico International Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Columbia Marsico International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1680 D (10/12)

Semiannual Report

August 31, 2012

Columbia Small Cap Value Fund II

Not FDIC insured • No bank guarantee • May lose value

Columbia Small Cap Value Fund II

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Small Cap Value Fund II

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Approval of Investment Management Services Agreement	32
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Small Cap Value Fund II

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Value Fund II (the Fund) Class A shares returned -0.76% excluding sales charges for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the Russell 2000 Value Index, which rose 2.03% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/01/02
Excluding sales charges		-0.76	12.13	1.09	9.37
Including sales charges		-6.46	5.69	-0.11	8.73
Class B	05/01/02
Excluding sales charges		-1.09	11.34	0.33	8.55
Including sales charges		-6.04	6.34	-0.06	8.55
Class C	05/01/02
Excluding sales charges		-1.10	11.35	0.33	8.55
Including sales charges		-2.08	10.35	0.33	8.55
Class I*	09/27/10	-0.47	12.75	1.29	9.48
Class R*	01/23/06	-0.84	11.86	0.84	9.09
Class Z	05/01/02	-0.57	12.50	1.35	9.65
Russell 2000 Value Index		2.03	14.08	0.73	8.49

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Small Cap Value Fund II

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
New Jersey Resources Corp.	1.3
American Assets Trust, Inc.	1.3
Deluxe Corp.	1.3
UIL Holdings Corp.	1.2
CubeSmart	1.2
Avista Corp.	1.2
Kilroy Realty Corp.	1.2
Community Bank System, Inc.	1.1
Helen of Troy Ltd.	1.1
Texas Capital Bancshares, Inc.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	97.6
Consumer Discretionary	9.4
Consumer Staples	2.9
Energy	5.2
Financials	35.0
Health Care	6.8
Industrials	14.0
Information Technology	13.9
Materials	5.1
Utilities	5.3
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Small Cap Value Fund II

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.40	1,018.60	6.58	6.67	1.31
Class B	1,000.00	1,000.00	989.10	1,014.82	10.33	10.46	2.06
Class C	1,000.00	1,000.00	989.00	1,014.82	10.33	10.46	2.06
Class I	1,000.00	1,000.00	995.30	1,020.87	4.33	4.38	0.86
Class R	1,000.00	1,000.00	991.60	1,017.34	7.83	7.93	1.56
Class Z	1,000.00	1,000.00	994.30	1,019.86	5.33	5.40	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Small Cap Value Fund II

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
Consumer Discretionary 9.4%
Auto Components 2.3%
Cooper Tire & Rubber Co.(a)	500,000	9,995,000
Dana Holding Corp.(a)	617,362	8,433,165
Tenneco, Inc.(b)	287,586	8,733,987
Tower International, Inc.(b)(c)	950,000	7,153,500
Total		34,315,652
Diversified Consumer Services 1.0%
Stewart Enterprises, Inc., Class A(a)	1,927,238	14,184,471
Hotels, Restaurants & Leisure 0.6%
Sonic Corp.(a)(b)	900,000	8,433,000
Household Durables 1.8%
Helen of Troy Ltd.(a)(b)	522,607	16,430,764
KB Home(a)	975,000	10,764,000
Total		27,194,764
Specialty Retail 3.7%
Finish Line, Inc., Class A (The)(a)	450,000	10,332,000
Genesco, Inc.(a)(b)	145,000	10,244,250
GNC Holdings, Inc., Class A(a)	160,186	6,223,226
Pier 1 Imports, Inc.(a)	596,525	11,023,782
Sonic Automotive, Inc., Class A(a)	720,000	12,866,400
Zale Corp.(b)	642,157	3,544,707
Total		54,234,365
Total Consumer Discretionary		138,362,252
Consumer Staples 2.9%
Food & Staples Retailing 1.3%
Andersons, Inc. (The)(a)	165,000	6,628,050
Harris Teeter Supermarkets, Inc.	330,000	12,893,100
Total		19,521,150
Food Products 0.8%
Dean Foods Co.(b)	425,000	6,978,500
Sanderson Farms, Inc.	105,000	4,622,100
Total		11,600,600
Personal Products 0.8%
Nu Skin Enterprises, Inc., Class A(a)	270,000	11,202,300
Total Consumer Staples		42,324,050

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 5.2%
Energy Equipment & Services 2.0%
Hornbeck Offshore Services, Inc.(a)(b)	405,000	15,730,200
Key Energy Services, Inc.(a)(b)	1,700,000	13,447,000
Total		29,177,200
Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc.(a)	690,000	4,215,900
Bill Barrett Corp.(a)(b)	450,000	9,868,500
Gulfport Energy Corp.(b)	325,000	8,547,500
Midstates Petroleum Co., Inc.(b)	1,125,000	9,168,750
Renewable Energy Group, Inc.(b)(c)	604,877	3,217,946
Swift Energy Co.(a)(b)	650,000	12,668,500
Total		47,687,096
Total Energy		76,864,296
Financials 35.2%
Capital Markets 0.9%
Apollo Investment Corp.	820,592	6,581,148
Medley Capital Corp.	539,787	7,065,812
Total		13,646,960
Commercial Banks 12.7%
Citizens Republic Bancorp, Inc.(a)(b)	509,342	10,426,231
Community Bank System, Inc.(a)	589,947	16,542,114
FNB Corp.(a)	1,307,768	14,320,060
Iberiabank Corp.(a)	284,499	13,345,848
Independent Bank Corp.(a)	559,817	16,324,264
Prosperity Bancshares, Inc.(a)	360,000	15,156,000
Renasant Corp.	541,900	9,911,351
Sandy Spring Bancorp, Inc.(a)	575,000	10,545,500
Sterling Bancorp(c)	1,583,843	15,727,561
Susquehanna Bancshares, Inc.(a)	1,247,001	13,105,980
SVB Financial Group(b)	153,546	8,904,132
Texas Capital Bancshares, Inc.(a)(b)	355,000	16,337,100
Umpqua Holdings Corp.	1,290,000	16,305,600
Wintrust Financial Corp.	242,300	9,064,443
Total		186,016,184

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 8.0%
Alterra Capital Holdings Ltd.(a)	568,994	13,069,792
American Equity Investment Life Holding Co.(a)	945,265	10,927,263
AMERISAFE, Inc.(a)(b)	605,701	15,227,323
Amtrust Financial Services, Inc.(a)	560,661	14,616,438
Argo Group International Holdings Ltd.(a)	326,130	9,640,403
CNO Financial Group, Inc.(a)	1,600,000	14,240,000
National Financial Partners Corp.(a)(b)	950,000	14,003,000
Platinum Underwriters Holdings Ltd.(a)	283,200	11,254,368
Symetra Financial Corp.(a)	1,193,051	14,579,083
Total		117,557,670
Real Estate Investment Trusts (REITs) 10.4%
American Assets Trust, Inc.	670,000	18,264,200
BioMed Realty Trust, Inc.(a)	803,017	14,879,905
Brandywine Realty Trust(a)	971,845	11,856,509
Capstead Mortgage Corp.	605,703	8,685,781
CBL & Associates Properties, Inc.	450,000	9,616,500
CubeSmart(a)	1,376,597	17,758,101
First Industrial Realty Trust, Inc.(a)(b)	1,193,052	15,390,371
Highwoods Properties, Inc.(a)	275,320	8,978,185
Kilroy Realty Corp.(a)	354,000	16,712,340
LaSalle Hotel Properties(a)	455,228	12,404,963
MFA Financial, Inc.	963,618	7,892,032
Omega Healthcare Investors, Inc.(a)	390,036	9,368,665
Total		151,807,552
Thrifts & Mortgage Finance 3.2%
EverBank Financial Corp.	935,000	11,098,450
Flushing Financial Corp.(a)	550,639	8,391,738
Northwest Bancshares, Inc.(a)	1,330,711	16,074,989
Oritani Financial Corp.(a)	789,189	11,545,835
Total		47,111,012
Total Financials		516,139,378
Health Care 6.9%
Health Care Equipment & Supplies 2.9%
CONMED Corp.(a)	518,519	14,010,383
Cooper Companies, Inc. (The)	110,128	9,234,233
ICU Medical, Inc.(b)	206,000	11,433,000
Symmetry Medical, Inc.(a)(b)	800,000	7,448,000
Total		42,125,616

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 3.6%
Kindred Healthcare, Inc.(b)	1,175,000	13,113,000
Metropolitan Health Networks, Inc.(a)(b)	1,100,000	8,844,000
Vanguard Health Systems, Inc.(b)	734,185	7,158,304
VCA Antech, Inc.(a)(b)	535,000	10,346,900
WellCare Health Plans, Inc.(b)	230,000	13,038,700
Total		52,500,904
Health Care Technology 0.4%
MedAssets, Inc.(b)	350,000	5,974,500
Total Health Care		100,601,020
Industrials 14.0%
Air Freight & Logistics 0.3%
Pacer International, Inc.(b)	1,255,858	5,149,018
Airlines 1.0%
Alaska Air Group, Inc.(b)	315,010	10,568,586
U.S. Airways Group, Inc.(a)(b)	400,000	4,264,000
Total		14,832,586
Building Products 0.8%
USG Corp.(a)(b)	601,372	12,364,208
Commercial Services & Supplies 3.8%
Cenveo, Inc.(a)(b)	2,110,782	4,242,672
Deluxe Corp.(a)	635,000	18,014,950
Geo Group, Inc. (The)(a)	518,518	13,642,209
TMS International Corp., Class A(b)(c)	859,456	8,654,722
United Stationers, Inc.(a)	449,644	10,876,888
Total		55,431,441
Construction & Engineering 0.6%
EMCOR Group, Inc.(a)	298,262	8,240,979
Machinery 2.1%
Robbins & Myers, Inc.	150,000	8,973,000
Trinity Industries, Inc.	380,000	10,769,200
Wabash National Corp.(a)(b)	1,678,000	11,225,820
Total		30,968,020
Professional Services 0.8%
Navigant Consulting, Inc.(a)(b)	1,101,279	12,169,133
Road & Rail 1.4%
Swift Transportation Co. (b)	925,000	7,538,750
Werner Enterprises, Inc. (a)	570,000	12,682,500
Total		20,221,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 3.2%
Beacon Roofing Supply, Inc.(a)(b)	415,000	11,678,100
Houston Wire & Cable Co.(a)(c)	734,187	8,054,031
Textainer Group Holdings Ltd.(a)	320,000	11,302,400
Titan Machinery, Inc.(a)(b)	305,000	7,030,250
United Rentals, Inc.(b)	256,142	8,275,948
Total		46,340,729
Total Industrials		205,717,364
Information Technology 14.0%
Communications Equipment 0.6%
Ciena Corp.(a)(b)	591,489	8,085,655
Electronic Equipment, Instruments & Components 2.3%
Anixter International, Inc.(a)	153,000	9,199,890
Rofin-Sinar Technologies, Inc.(a)(b)	290,000	6,301,700
Rogers Corp.(a)(b)	284,498	11,320,175
TTM Technologies, Inc.(a)(b)	665,356	7,052,774
Total		33,874,539
Internet Software & Services 0.8%
Saba Software, Inc.(a)(b)(c)	1,300,000	12,220,000
IT Services 3.7%
Cardtronics, Inc.(b)	410,000	11,582,500
Global Cash Access Holdings, Inc.(b)	1,910,000	14,649,700
Lender Processing Services, Inc.	431,000	12,098,170
NeuStar, Inc., Class A(b)	434,811	16,335,849
Total		54,666,219
Semiconductors & Semiconductor Equipment 4.8%
Cirrus Logic, Inc.(b)	315,000	13,126,050
Fairchild Semiconductor International, Inc.(b)	780,000	11,325,600
IXYS Corp.(a)(b)	1,009,506	9,822,493
Kulicke & Soffa Industries, Inc.(b)	1,350,000	15,295,500
Micrel, Inc.(a)	917,732	9,122,256
Silicon Image, Inc.(b)	1,743,692	8,247,663
Ultra Clean Holdings(a)(b)	675,304	3,970,788
Total		70,910,350
Common Stocks (continued)

Issuer	Shares	Value ($)
Software 1.8%
Envivio, Inc.(b)	800,000	2,104,000
EPIQ Systems, Inc.(a)	800,000	9,376,000
Mentor Graphics Corp.(b)	871,847	14,411,631
Total		25,891,631
Total Information Technology		205,648,394
Materials 5.1%
Containers & Packaging 0.8%
Boise, Inc.	1,525,000	11,483,250
Metals & Mining 1.9%
Metals U.S.A. Holdings Corp.(b)	960,000	13,238,400
RTI International Metals, Inc.(a)(b)	240,097	5,207,704
Worthington Industries, Inc.(a)	475,000	9,927,500
Total		28,373,604
Paper & Forest Products 2.4%
Clearwater Paper Corp.(b)	250,000	9,430,000
Neenah Paper, Inc.(a)	449,213	12,537,535
Schweitzer-Mauduit International, Inc.	412,980	13,330,994
Total		35,298,529
Total Materials		75,155,383
Utilities 5.3%
Electric Utilities 1.2%
UIL Holdings Corp.(a)	510,000	17,941,800
Gas Utilities 2.9%
New Jersey Resources Corp.(a)	419,626	18,803,441
South Jersey Industries, Inc.	321,207	16,259,499
Southwest Gas Corp.	171,800	7,344,450
Total		42,407,390
Multi-Utilities 1.2%
Avista Corp.(a)	685,000	17,399,000
Total Utilities		77,748,190
Total Common Stocks (Cost: $1,228,620,465)		1,438,560,327

Money Market Funds 2.4%

Columbia Short-Term Cash Fund, 0.164%(c)(d)	34,873,002	34,873,002
Total Money Market Funds (Cost: $34,873,002)		34,873,002

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 20.4%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 3.1%
Atlantis One 10/11/12	0.541%	4,986,275	4,986,275
10/17/12	0.541%	4,986,275	4,986,275
12/03/12	0.350%	4,993,972	4,993,972
Kells Funding LLC 10/17/12	0.451%	4,993,312	4,993,312
11/01/12	0.360%	2,997,240	2,997,240
11/26/12	0.330%	2,997,525	2,997,525
Manhattan Asset Funding Co. LLC 09/12/12	0.210%	4,999,329	4,999,329
09/20/12	0.210%	999,837	999,837
Rhein-Main Securitisation Ltd. 10/01/12	0.500%	1,999,056	1,999,056
Salisbury Receivables Co. LLC 11/15/12	0.310%	4,996,254	4,996,254
Scaldis Capital LLC 09/19/12	0.390%	1,999,242	1,999,242
Suncorp Metway Ltd. 10/09/12	0.450%	4,996,062	4,996,062
Total			45,944,379
Certificates of Deposit 11.0%
Australia and New Zealand Banking Group Ltd. 11/16/12	0.620%	5,000,000	5,000,000
Credit Suisse 11/08/12	0.403%	10,000,000	10,000,000
DZ Bank AG 10/29/12	0.380%	10,000,000	10,000,000
11/23/12	0.360%	2,997,242	2,997,242
Deutsche Bank AG 09/14/12	0.750%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd. 09/04/12	0.250%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp. 09/12/12	0.360%	10,000,000	10,000,000
Mizuho Corporate Bank Ltd. 10/25/12	0.340%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten 09/04/12	0.265%	4,000,000	4,000,000
10/04/12	0.240%	10,000,000	10,000,000
National Australia Bank 10/29/12	0.291%	6,999,844	6,999,844
Natixis 09/06/12	0.210%	10,000,000	10,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Norinchukin Bank 11/21/12	0.370%	5,000,000	5,000,000
11/21/12	0.370%	10,000,000	10,000,000
Pohjola Bank PLC 09/21/12	0.280%	$5,000,000	5,000,000
Skandinaviska Enskilda Banken 10/31/12	0.350%	12,000,000	12,000,000
Standard Chartered Bank PLC 10/05/12	0.630%	6,977,654	6,977,654
Sumitomo Mitsui Banking Corp. 10/24/12	0.330%	5,000,000	5,000,000
11/02/12	0.485%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd. 11/01/12	0.486%	10,000,000	10,000,000
Svenska Handelsbanken 09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland 10/10/12	0.350%	10,000,000	10,000,000
Total			161,974,740
Commercial Paper 1.7%
Caisse d'Amortissement de la Dette Sociale 09/19/12	0.300%	9,992,250	9,992,250
HSBC, Inc. 11/20/12	0.300%	9,992,500	9,992,500
Societe Generale 09/05/12	0.230%	4,999,776	4,999,776
Total			24,984,526
Other Short-Term Obligations 0.6%
General Electric Capital Corp. 11/01/12	0.290%	8,005,810	8,005,810
Repurchase Agreements 4.0%
Citigroup Global Markets, Inc.(e) dated 08/31/12, matures 09/04/12, repurchase price $3,000,070	0.210%	3,000,000	3,000,000
repurchase price $5,000,117	0.210%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $5,000,078(e)	0.140%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Mizuho Securities USA, Inc.(e) dated 08/31/12, matures 09/04/12, repurchase price $10,000,267	0.240%	10,000,000	10,000,000
repurchase price $3,000,077	0.230%	3,000,000	3,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,133(e)	0.240%	5,000,000	5,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $1,000,036(e)	0.320%	1,000,000	1,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Societe Generale(e) dated 08/31/12, matures 09/04/12, repurchase price $20,000,444	0.200%	20,000,000	20,000,000
repurchase price $6,019,058	0.180%	6,018,937	6,018,937
Total			58,018,937
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $298,928,392)			298,928,392
Total Investments (Cost: $1,562,421,859)			1,772,361,721
Other Assets & Liabilities, Net			(305,505,631)
Net Assets			1,466,856,090

Notes to Portfolio of Investments

(a)  At August 31, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	38,239,245	277,505,715	(280,871,958)	—	34,873,002	—	28,659	34,873,002
Houston Wire & Cable Co.*	14,482,596	—	(2,681,184)	(733,224)	11,068,188	—	132,154	8,054,031
Sterling Bancorp	17,506,547	—	(1,321,843)	(118,393)	16,066,311	—	297,870	15,727,561
TMS International Corp.	12,134,398	—	(866,745)	(131,528)	11,136,125	—	—	8,654,722
Tower International, Inc.*	13,408,471	329,743	(924,692)	(178,395)	12,635,127	—	—	7,153,500
Total	95,771,257	277,835,458	(286,666,422)	(1,161,540)	85,778,753	—	458,683	74,462,816

*At August 31, 2012, the Fund owned less than five percent of the company's outstanding voting shares

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	981,254
Fannie Mae-Aces	336,727
Freddie Mac REMICS	1,307,933
Government National Mortgage Association	434,086
Total Market Value of Collateral Securities	3,060,000
Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	1,635,423
Fannie Mae-Aces	561,212
Freddie Mac REMICS	2,179,888
Government National Mortgage Association	723,477
Total Market Value of Collateral Securities	5,100,000
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.140%)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,454
Total Market Value of Collateral Securities	5,100,078
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	234,803
Ginnie Mae I Pool	8,258,260
Ginnie Mae II Pool	228,241
Government National Mortgage Association	1,478,696
Total Market Value of Collateral Securities	10,200,000
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.230%)
United States Treasury Inflation Indexed Bonds	512,784
United States Treasury Note/Bond	2,209,235
United States Treasury Strip Coupon	277,064
United States Treasury Strip Principal	60,917
Total Market Value of Collateral Securities	3,060,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	600,862
Fannie Mae REMICS	1,564,506
Freddie Mac Non Gold Pool	170,373
Freddie Mac Reference REMIC	42
Freddie Mac REMICS	907,228
Ginnie Mae I Pool	4,750
Ginnie Mae II Pool	54,705
Government National Mortgage Association	1,797,670
Total Market Value of Collateral Securities	5,100,136
Security Description	Value ($)
Pershing LLC (0.320%)
Fannie Mae REMICS	239,721
Federal Home Loan Banks	4,762
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	58,714
Ginnie Mae I Pool	142,858
Ginnie Mae II Pool	332,553
Government National Mortgage Association	14,807
United States Treasury Note/Bond	226,584
Total Market Value of Collateral Securities	1,020,000
Security Description	Value ($)
Societe Generale (0.200%)
Ginnie Mae II Pool	20,400,000
Total Market Value of Collateral Securities	20,400,000
Security Description	Value ($)
Societe Generale (0.180%)
United States Treasury Inflation Indexed Bonds	6,139,316
Total Market Value of Collateral Securities	6,139,316

Abbreviation Legend

REMIC(S) Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	138,362,252	—	—	138,362,252
Consumer Staples	42,324,050	—	—	42,324,050
Energy	76,864,296	—	—	76,864,296
Financials	516,139,378	—	—	516,139,378
Health Care	100,601,020	—	—	100,601,020
Industrials	205,717,364	—	—	205,717,364
Information Technology	205,648,394	—	—	205,648,394
Materials	75,155,383	—	—	75,155,383
Utilities	77,748,190	—	—	77,748,190
Total Equity Securities	1,438,560,327	—	—	1,438,560,327
Other
Money Market Funds	34,873,002	—	—	34,873,002
Investments of Cash Collateral Received for Securities on Loan	—	298,928,392	—	298,928,392
Total Other	34,873,002	298,928,392	—	333,801,394
Total	1,473,433,329	298,928,392	—	1,772,361,721

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Small Cap Value Fund II

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,177,714,713)	$1,398,970,512
Affiliated issuers (identified cost $85,778,753)	74,462,816
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $240,909,456)	240,909,456
Repurchase agreements (identified cost $58,018,937)	58,018,937
Total investments (identified cost $1,562,421,859)	1,772,361,721
Receivable for:
Investments sold	3,605,924
Capital shares sold	1,556,588
Dividends	1,465,631
Interest	92,706
Prepaid expenses	11,623
Total assets	1,779,094,193
Liabilities
Due upon return of securities on loan	298,928,393
Payable for:
Investments purchased	9,978,651
Capital shares purchased	2,828,528
Investment management fees	29,806
Distribution and service fees	2,877
Transfer agent fees	357,057
Administration fees	3,001
Compensation of board members	68,734
Expense reimbursement due to Investment Manager	1,008
Other expenses	40,048
Total liabilities	312,238,103
Net assets applicable to outstanding capital stock	$1,466,856,090
Represented by
Paid-in capital	$1,217,413,523
Undistributed net investment income	5,978,777
Accumulated net realized gain	33,523,928
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	220,299,299
Investments — affiliated issuers	(10,359,437)
Total — representing net assets applicable to outstanding capital stock	$1,466,856,090
*Value of securities on loan	$292,055,220

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Small Cap Value Fund II

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$312,756,734
Shares outstanding	21,819,932
Net asset value per share	$14.33
Maximum offering price per share(a)	$15.20
Class B
Net assets	$1,972,899
Shares outstanding	145,559
Net asset value per share	$13.55
Class C
Net assets	$16,423,570
Shares outstanding	1,212,618
Net asset value per share	$13.54
Class I
Net assets	$23,146,009
Shares outstanding	1,600,288
Net asset value per share	$14.46
Class R
Net assets	$17,409,237
Shares outstanding	1,222,257
Net asset value per share	$14.24
Class Z
Net assets	$1,095,147,641
Shares outstanding	75,786,859
Net asset value per share	$14.45

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Small Cap Value Fund II

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,998,586
Dividends — affiliated issuers	458,683
Income from securities lending — net	728,608
Total income	15,185,877
Expenses:
Investment management fees	5,858,401
Distribution fees
Class B	8,010
Class C	65,121
Class R	47,615
Service fees
Class B	2,670
Class C	21,707
Distribution and service fees — Class A	480,144
Transfer agent fees
Class A	449,768
Class B	2,486
Class C	20,176
Class R	22,158
Class Z	1,315,375
Administration fees	589,611
Compensation of board members	28,747
Custodian fees	6,086
Printing and postage fees	150,654
Registration fees	66,875
Professional fees	31,180
Other	36,720
Total expenses	9,203,504
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(226,368)
Expense reductions	(140)
Total net expenses	8,976,996
Net investment income	6,208,881
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	134,852,042
Investments — affiliated issuers	(1,161,540)
Net realized gain	133,690,502
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(137,669,852)
Investments — affiliated issuers	(11,485,591)
Net change in unrealized appreciation (depreciation)	(149,155,443)
Net realized and unrealized loss	(15,464,941)
Net decrease in net assets from operations	$(9,256,060)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Operations
Net investment income	$6,208,881	$5,480,956
Net realized gain	133,690,502	90,655,128
Net change in unrealized appreciation (depreciation)	(149,155,443)	(138,119,208)
Net decrease in net assets resulting from operations	(9,256,060)	(41,983,124)
Distributions to shareholders:
Net investment income
Class A	(13,967)	(792,164)
Class I	(17,800)	(69,261)
Class Z	(498,424)	(4,323,653)
Total distributions to shareholders	(530,191)	(5,185,078)
Increase (decrease) in net assets from capital stock activity	(332,921,524)	(68,924,549)
Total decrease in net assets	(342,707,775)	(116,092,751)
Net assets at beginning of period	1,809,563,865	1,925,656,616
Net assets at end of period	$1,466,856,090	$1,809,563,865
Undistributed net investment income	$5,978,777	$300,087

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets (continued)

	Six months ended August 31, 2012 (Unaudited)		Year ended February 29, 2012
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	2,277,717	32,722,128	13,451,845	182,346,875
Distributions reinvested	935	13,072	57,361	741,676
Redemptions	(16,886,330)	(242,681,256)	(15,385,558)	(208,855,941)
Net decrease	(14,607,678)	(209,946,056)	(1,876,352)	(25,767,390)
Class B shares
Subscriptions	—	—	223	2,904
Redemptions	(25,040)	(340,076)	(49,002)	(644,763)
Net decrease	(25,040)	(340,076)	(48,779)	(641,859)
Class C shares
Subscriptions	7,658	102,933	27,629	365,594
Redemptions	(123,742)	(1,664,176)	(354,210)	(4,652,081)
Net decrease	(116,084)	(1,561,243)	(326,581)	(4,286,487)
Class I shares
Subscriptions	825,300	12,263,387	849,346	12,388,439
Distributions reinvested	1,262	17,798	5,322	69,244
Redemptions	(55,202)	(811,609)	(2,002,637)	(27,538,968)
Net increase (decrease)	771,360	11,469,576	(1,147,969)	(15,081,285)
Class R shares
Subscriptions	176,521	2,507,310	569,369	7,806,518
Redemptions	(352,493)	(4,987,444)	(1,037,533)	(14,127,631)
Net decrease	(175,972)	(2,480,134)	(468,164)	(6,321,113)
Class Z shares
Subscriptions	8,660,594	124,231,002	21,007,313	290,129,852
Distributions reinvested	27,657	389,691	237,550	3,092,901
Redemptions	(17,560,028)	(254,684,284)	(22,438,284)	(310,049,168)
Net decrease	(8,871,777)	(130,063,591)	(1,193,421)	(16,826,415)
Total net decrease	(23,025,191)	(332,921,524)	(5,061,266)	(68,924,549)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Small Cap Value Fund II

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six months ended August 31, 2012		Year ended February 29,		Year ended February 28,						Year ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$14.44		$14.77		$11.05		$6.74		$12.21		$13.86
Income from investment operations:
Net investment income	0.05		0.02		0.00	(a)	0.04		0.11		0.06
Net realized and unrealized gain (loss)	(0.16)		(0.33)		3.74		4.32		(5.47)		(1.21)
Total from investment operations	(0.11)		(0.31)		3.74		4.36		(5.36)		(1.15)
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.02)		(0.02)		(0.04)		(0.11)		(0.05)
Net realized gains	—		—		—		—		—		(0.45)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.00)		(0.02)		(0.02)		(0.05)		(0.11)		(0.50)
Net asset value, end of period	$14.33		$14.44		$14.77		$11.05		$6.74		$12.21
Total return	(0.76%)		(2.08%)		33.89%		64.73%		(44.03%)		(8.74%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.33	%(c)	1.37%		1.36%		1.32%		1.28%		1.26%
Net expenses after fees waived or expenses reimbursed(d)	1.31	%(c)(e)	1.31	%(e)	1.35	%(e)	1.32	%(e)	1.28	%(e)	1.26	%(e)
Net investment income (loss)	0.64	%(c)(e)	0.15	%(e)	(0.01	%)(e)	0.44	%(e)	1.05	%(e)	0.46	%(e)
Supplemental data
Net assets, end of period (in thousands)	$312,757		$525,941		$565,730		$414,901		$235,871		$368,060
Portfolio turnover	18%		41%		60%		70%		56%		41%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six months ended August 31, 2012		Year ended February 29,		Year ended February 28,						Year ended February 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.70		$14.10		$10.61		$6.49		$11.74		$13.41
Income from investment operations:
Net investment income (loss)	(0.01)		(0.08)		(0.09)		(0.03)		0.03		(0.04)
Net realized and unrealized gain (loss)	(0.14)		(0.32)		3.58		4.15		(5.24)		(1.18)
Total from investment operations	(0.15)		(0.40)		3.49		4.12		(5.21)		(1.22)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.04)		—
Net realized gains	—		—		—		—		—		(0.45)
Total distributions to shareholders	—		—		—		—		(0.04)		(0.45)
Net asset value, end of period	$13.55		$13.70		$14.10		$10.61		$6.49		$11.74
Total return	(1.09%)		(2.84%)		32.89%		63.48%		(44.46%)		(9.49%)
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	2.09	%(b)	2.10%		2.11%		2.07%		2.03%		2.01%
Net expenses after fees waived or expenses reimbursed(c)	2.06	%(b)(d)	2.05	%(d)	2.10	%(d)	2.07	%(d)	2.03	%(d)	2.01	%(d)
Net investment income (loss)	(0.15	%)(b)(d)	(0.62	%)(d)	(0.77	%)(d)	(0.29	%)(d)	0.29	%(d)	(0.28	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,973		$2,337		$3,093		$3,031		$2,373		$5,248
Portfolio turnover	18%		41%		60%		70%		56%		41%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six months ended August 31, 2012		Year ended February 29,		Year ended February 28,						Year ended February 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.69		$14.09		$10.60		$6.49		$11.73		$13.40
Income from investment operations:
Net investment income (loss)	(0.01)		(0.08)		(0.09)		(0.02)		0.03		(0.04)
Net realized and unrealized gain (loss)	(0.14)		(0.32)		3.58		4.13		(5.23)		(1.18)
Total from investment operations	(0.15)		(0.40)		3.49		4.11		(5.20)		(1.22)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.04)		—
Net realized gains	—		—		—		—		—		(0.45)
Total distributions to shareholders	—		—		—		—		(0.04)		(0.45)
Net asset value, end of period	$13.54		$13.69		$14.09		$10.60		$6.49		$11.73
Total return	(1.10%)		(2.84%)		32.92%		63.33%		(44.41%)		(9.49%)
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	2.09	%(b)	2.10%		2.11%		2.07%		2.03%		2.01%
Net expenses after fees waived or expenses reimbursed(c)	2.06	%(b)(d)	2.06	%(d)	2.10	%(d)	2.07	%(d)	2.03	%(d)	2.01	%(d)
Net investment income (loss)	(0.16	%)(b)(d)	(0.62	%)(d)	(0.77	%)(d)	(0.27	%)(d)	0.29	%(d)	(0.29	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$16,424		$18,191		$23,321		$23,588		$22,159		$46,303
Portfolio turnover	18%		41%		60%		70%		56%		41%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Small Cap Value Fund II

Financial Highlights (continued)

Class I	Six months ended August 31, 2012 (Unaudited)		Year ended February 29, 2012	Year ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$14.54		$14.87	$11.72
Income from investment operations:
Net investment income (loss)	0.07		0.07	(0.01)
Net realized and unrealized gain (loss)	(0.14)		(0.32)	3.23
Total from investment operations	(0.07)		(0.25)	3.22
Less distributions to shareholders:
Net investment income	(0.01)		(0.08)	(0.07)
Total distributions to shareholders	(0.01)		(0.08)	(0.07)
Net asset value, end of period	$14.46		$14.54	$14.87
Total return	(0.47%)		(1.64%)	27.55%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86	%(c)	0.87%	0.92	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.86	%(c)	0.87%	0.92	%(c)(e)
Net investment income (loss)	0.98	%(c)	0.52%	(0.12	%)(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$23,146		$12,055	$29,390
Portfolio turnover	18%		41%	60%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six months ended August 31, 2012		Year ended February 29,		Year ended February 28,						Year ended February 29,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$14.36		$14.71		$11.01		$6.72		$12.17		$13.83
Income from investment operations:
Net investment income (loss)	0.02		(0.02)		(0.03)		0.02		0.09		0.03
Net realized and unrealized gain (loss)	(0.14)		(0.33)		3.73		4.30		(5.45)		(1.22)
Total from investment operations	(0.12)		(0.35)		3.70		4.32		(5.36)		(1.19)
Less distributions to shareholders:
Net investment income	—		—		—		(0.03)		(0.09)		(0.02)
Net realized gains	—		—		—		—		—		(0.45)
Tax return of capital	—		—		—		(0.00	)(a)	—		—
Total distributions to shareholders	—		—		—		(0.03)		(0.09)		(0.47)
Net asset value, end of period	$14.24		$14.36		$14.71		$11.01		$6.72		$12.17
Total return	(0.84%)		(2.38%)		33.61%		64.32%		(44.18%)		(9.03%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.59	%(c)	1.60%		1.61%		1.57%		1.53%		1.51%
Net expenses after fees waived or expenses reimbursed(d)	1.56	%(c)(e)	1.56	%(e)	1.60	%(e)	1.57	%(e)	1.53	%(e)	1.51	%(e)
Net investment income (loss)	0.34	%(c)(e)	(0.12	%)(e)	(0.26	%)(e)	0.20	%(e)	0.82	%(e)	0.20	%(e)
Supplemental data
Net assets, end of period (in thousands)	$17,409		$20,081		$27,450		$22,755		$14,765		$13,851
Portfolio turnover	18%		41%		60%		70%		56%		41%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six months ended August 31, 2012		Year ended February 29,		Year ended February 28,						Year ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$14.54		$14.87		$11.11		$6.78		$12.29		$13.95
Income from investment operations:
Net investment income	0.06		0.05		0.03		0.07		0.14		0.10
Net realized and unrealized gain (loss)	(0.14)		(0.33)		3.78		4.33		(5.51)		(1.23)
Total from investment operations	(0.08)		(0.28)		3.81		4.40		(5.37)		(1.13)
Less distributions to shareholders:
Net investment income	(0.01)		(0.05)		(0.05)		(0.06)		(0.14)		(0.08)
Net realized gains	—		—		—		—		—		(0.45)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.01)		(0.05)		(0.05)		(0.07)		(0.14)		(0.53)
Net asset value, end of period	$14.45		$14.54		$14.87		$11.11		$6.78		$12.29
Total return	(0.57%)		(1.84%)		34.31%		64.94%		(43.87%)		(8.55%)
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.09	%(b)	1.11%		1.11%		1.07%		1.03%		1.01%
Net expenses after fees waived or expenses reimbursed(c)	1.06	%(b)(d)	1.06	%(d)	1.10	%(d)	1.07	%(d)	1.03	%(d)	1.01	%(d)
Net investment income	0.85	%(b)(d)	0.40	%(d)	0.23	%(d)	0.68	%(d)	1.33	%(d)	0.71	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,095,148		$1,230,960		$1,276,673		$951,951		$540,951		$654,658
Portfolio turnover	18%		41%		60%		70%		56%		41%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Small Cap Value Fund II

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the

Semiannual Report 2012
25

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually.

These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2012
26

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.74% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $3,054.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

Semiannual Report 2012
27

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class R	0.23
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $140.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,610 for Class A, $3,018 for Class B and $70 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 23, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.31%
Class B	2.06
Class C	2.06
Class I	0.98
Class R	1.56
Class Z	1.06

Prior to April 23, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.31%
Class B	2.06
Class C	2.06
Class I	0.90
Class R	1.56
Class Z	1.06

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated

Semiannual Report 2012
28

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $1,562,422,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$294,644,000
Unrealized depreciation	(84,704,000)
Net unrealized appreciation	$209,940,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	91,084,175

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $3,731,632 at February 29, 2012 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $284,839,955 and $621,247,906, respectively, for the six months ended August 31, 2012.

Note 6. Redemption-in-Kind

Sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended August 31, 2012, securities and other assets with a value of $137,428,434 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $25,040,667, which is not taxable to remaining shareholders in the Fund.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months

Semiannual Report 2012
29

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $292,055,220 were on loan, secured by cash collateral of $298,928,393 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 29.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are

Semiannual Report 2012
30

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
31

Columbia Small Cap Value Fund II

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2012
32

Columbia Small Cap Value Fund II

Approval of Investment Management
Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
33

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Semiannual Report 2012
36

Columbia Small Cap Value Fund II

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
37

Columbia Small Cap Value Fund II

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1225 D (10/12)

Semiannual Report

August 31, 2012

Columbia Small Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Small Cap Index Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Small Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	20
Statement of Operations	22
Statement of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	30
Approval of Investment Management Services Agreement	37
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Small Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Index Fund (the Fund) Class A shares increased 1.99% for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the S&P SmallCap 600 Index, which rose 2.18% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	1.99	16.39	2.81	9.35
Class B*	03/07/11
Excluding sales charge		1.60	15.56	2.04	8.54
Including sales charge		-3.32	10.56	1.75	8.54
Class I*	11/16/11	2.15	16.64	2.86	9.38
Class R4*	03/07/11	1.99	16.42	2.81	9.35
Class Z	10/15/96	2.08	16.69	3.06	9.62
S&P SmallCap 600 Index		2.18	16.90	3.12	9.79

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P Small Cap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Small Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Extra Space Storage, Inc.	0.7
Kilroy Realty Corp.	0.7
Tanger Factory Outlet Centers	0.6
Hain Celestial Group, Inc. (The)	0.6
Cubist Pharmaceuticals, Inc.	0.6
United Natural Foods, Inc.	0.6
Mid-America Apartment Communities, Inc.	0.6
Post Properties, Inc.	0.5
ProAssurance Corp.	0.5
Cirrus Logic, Inc.	0.5

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	96.5
Consumer Discretionary	15.3
Consumer Staples	4.4
Energy	3.8
Financials	19.5
Health Care	10.9
Industrials	14.7
Information Technology	17.9
Materials	5.5
Telecommunication Services	0.5
Utilities	4.0
Money Market Funds	3.5
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Small Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.90	1,022.94	2.29	2.29	0.45
Class B	1,000.00	1,000.00	1,016.00	1,019.16	6.10	6.11	1.20
Class I	1,000.00	1,000.00	1,021.50	1,024.40	0.82	0.82	0.16
Class R4	1,000.00	1,000.00	1,019.90	1,022.94	2.29	2.29	0.45
Class Z	1,000.00	1,000.00	1,020.80	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Small Cap Index Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%

Issuer	Shares	Value ($)
Consumer Discretionary 15.3%
Auto Components 0.3%
Drew Industries, Inc.(a)	63,614	1,842,898
Spartan Motors, Inc.	112,505	561,400
Standard Motor Products, Inc.	65,767	1,160,130
Superior Industries International, Inc.	78,560	1,342,590
Total		4,907,018
Automobiles 0.1%
Winnebago Industries, Inc.(a)(b)	97,066	1,116,259
Distributors 0.4%
Pool Corp.	157,719	6,212,551
VOXX International Corp.(a)	62,955	472,163
Total		6,684,714
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)(b)	59,869	2,017,585
Capella Education Co.(a)	44,792	1,391,687
Career Education Corp.(a)	176,389	555,625
Coinstar, Inc.(a)(b)	103,941	5,313,464
Corinthian Colleges, Inc.(a)(b)	282,864	571,385
Hillenbrand, Inc.	207,855	3,766,333
Lincoln Educational Services Corp.	75,730	321,853
Universal Technical Institute, Inc.	71,296	856,265
Total		14,794,197
Hotels, Restaurants & Leisure 3.0%
Biglari Holdings, Inc.(a)	4,762	1,673,367
BJ's Restaurants, Inc.(a)	80,813	3,317,374
Boyd Gaming Corp.(a)(b)	181,158	1,088,760
Buffalo Wild Wings, Inc.(a)	61,656	4,733,948
CEC Entertainment, Inc.	60,752	1,804,942
Cracker Barrel Old Country Store, Inc.	77,168	4,860,041
DineEquity, Inc.(a)	52,301	2,770,384
Interval Leisure Group, Inc.	133,279	2,458,998
Jack in the Box, Inc.(a)	146,847	3,831,238
Marcus Corp.	66,215	854,836
Marriott Vacations Worldwide Corp.(a)	91,048	2,924,462
Monarch Casino & Resort, Inc.(a)	38,051	286,904
Multimedia Games Holdings Co., Inc.(a)	90,923	1,424,763
Papa John's International, Inc.(a)	60,126	3,095,888
Peet's Coffee & Tea, Inc.(a)	44,005	3,234,367

Common Stocks (continued)

Issuer	Shares	Value ($)
Pinnacle Entertainment, Inc.(a)	207,665	2,298,852
Red Robin Gourmet Burgers, Inc.(a)	37,028	1,148,238
Ruby Tuesday, Inc.(a)	211,840	1,432,038
Ruth's Hospitality Group, Inc.(a)	116,995	716,009
Shuffle Master, Inc.(a)	185,309	2,811,137
Sonic Corp.(a)	201,309	1,886,265
Texas Roadhouse, Inc.	199,795	3,430,480
Total		52,083,291
Household Durables 1.5%
American Greetings Corp., Class A(b)	116,560	1,677,298
Blyth, Inc.	36,028	1,524,705
Ethan Allen Interiors, Inc.(b)	86,266	1,904,753
Helen of Troy Ltd.(a)	105,272	3,309,752
iRobot Corp.(a)(b)	91,208	2,297,530
La-Z-Boy, Inc.(a)	171,776	2,370,509
M/I Homes, Inc.(a)	62,486	1,205,980
Meritage Homes Corp.(a)	100,130	3,731,845
Ryland Group, Inc. (The)	148,135	3,971,499
Standard Pacific Corp.(a)	359,306	2,407,350
Universal Electronics, Inc.(a)	49,588	757,209
Total		25,158,430
Internet & Catalog Retail 0.2%
Blue Nile, Inc.(a)(b)	41,245	1,543,388
Nutrisystem, Inc.	94,376	970,185
PetMed Express, Inc.(b)	67,530	694,209
Total		3,207,782
Leisure Equipment & Products 0.8%
Arctic Cat, Inc.(a)	41,996	1,816,747
Brunswick Corp.	296,599	7,026,430
Callaway Golf Co.	215,958	1,241,758
JAKKS Pacific, Inc.(b)	73,406	1,221,476
Sturm Ruger & Co., Inc.(b)	63,582	2,753,101
Total		14,059,512
Media 0.6%
Arbitron, Inc.	87,851	3,089,720
Digital Generation, Inc.(a)	91,567	1,020,972
EW Scripps Co., Class A(a)	104,695	1,085,687
Harte-Hanks, Inc.	146,447	1,019,271
Live Nation Entertainment, Inc.(a)	492,780	4,198,486
Total		10,414,136
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Multiline Retail 0.1%
Fred's, Inc., Class A	121,734	1,622,714
Tuesday Morning Corp.(a)	138,302	773,108
Total		2,395,822
Specialty Retail 5.0%
Big 5 Sporting Goods Corp.	72,346	616,388
Brown Shoe Co., Inc.	142,330	2,136,373
Buckle, Inc. (The)(b)	90,710	4,130,933
Cabela's, Inc.(a)	144,860	6,954,729
Cato Corp. (The), Class A	96,850	2,844,485
Children's Place Retail Stores, Inc. (The)(a)	80,588	4,588,681
Christopher & Banks Corp.	121,857	299,768
Coldwater Creek, Inc.(a)	295,172	168,248
Finish Line, Inc., Class A (The)	172,567	3,962,138
Genesco, Inc.(a)	81,080	5,728,302
Group 1 Automotive, Inc.(b)	76,128	4,187,801
Haverty Furniture Companies, Inc.	63,415	829,468
Hibbett Sports, Inc.(a)	87,193	5,060,682
HOT Topic, Inc.	140,085	1,323,803
JOS A Bank Clothiers, Inc.(a)	92,444	4,453,028
Kirkland's, Inc.(a)	50,650	491,305
Lithia Motors, Inc., Class A	71,714	2,094,766
Lumber Liquidators Holdings, Inc.(a)(b)	91,437	4,266,450
MarineMax, Inc.(a)	78,121	563,252
Men's Wearhouse, Inc. (The)	169,077	5,342,833
Monro Muffler Brake, Inc.	102,606	3,473,213
OfficeMax, Inc.	287,503	1,670,392
PEP Boys-Manny, Moe & Jack (The)	175,512	1,577,853
Rue21, Inc.(a)	52,120	1,475,517
Select Comfort Corp.(a)	188,324	5,380,417
Sonic Automotive, Inc., Class A	125,483	2,242,381
Stage Stores, Inc.	102,669	2,199,170
Stein Mart, Inc.(a)	89,838	812,136
Vitamin Shoppe, Inc.(a)	97,767	5,241,289
Zale Corp.(a)	86,648	478,297
Zumiez, Inc.(a)	72,824	2,125,733
Total		86,719,831
Textiles, Apparel & Luxury Goods 2.4%
Crocs, Inc.(a)	298,611	5,222,706
Fifth & Pacific Companies, Inc.(a)(b)	361,057	4,784,005

Common Stocks (continued)

Issuer	Shares	Value ($)
Iconix Brand Group, Inc.(a)(b)	235,381	4,401,625
K-Swiss, Inc., Class A(a)	91,035	257,629
Maidenform Brands, Inc.(a)	78,161	1,734,393
Movado Group, Inc.	58,443	2,054,856
Oxford Industries, Inc.	46,142	2,516,123
Perry Ellis International, Inc.(a)	41,609	857,978
Quiksilver, Inc.(a)	412,086	1,289,829
Skechers U.S.A., Inc., Class A(a)	122,858	2,662,333
Steven Madden Ltd.(a)	131,007	5,622,820
True Religion Apparel, Inc.	85,646	1,986,131
Wolverine World Wide, Inc.	161,608	7,600,424
Total		40,990,852
Total Consumer Discretionary		262,531,844
Consumer Staples 4.4%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)(b)	28,257	2,911,319
Food & Staples Retailing 1.2%
Andersons, Inc. (The)	61,131	2,455,632
Casey's General Stores, Inc.	126,460	7,151,313
Nash Finch Co.	40,585	799,119
Spartan Stores, Inc.	71,947	1,101,509
United Natural Foods, Inc.(a)	162,192	9,322,796
Total		20,830,369
Food Products 2.5%
B&G Foods, Inc.	160,632	4,701,699
Cal-Maine Foods, Inc.	47,576	1,911,604
Calavo Growers, Inc.(b)	41,740	1,103,606
Darling International, Inc.(a)	390,570	6,491,273
Diamond Foods, Inc.	73,442	1,444,604
Hain Celestial Group, Inc. (The)(a)	148,537	10,247,568
J&J Snack Foods Corp.	48,229	2,753,876
Sanderson Farms, Inc.	64,836	2,854,081
Seneca Foods Corp., Class A(a)	30,345	868,170
Snyders-Lance, Inc.	156,057	3,650,173
TreeHouse Foods, Inc.(a)	119,393	6,202,466
Total		42,229,120
Household Products 0.2%
Central Garden and Pet Co., Class A(a)	141,511	1,669,830

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
WD-40 Co.	52,882	2,581,170
Total		4,251,000
Personal Products 0.3%
Inter Parfums, Inc.	53,791	892,931
Medifast, Inc.(a)	45,889	1,279,844
Prestige Brands Holdings, Inc.(a)	167,001	2,682,036
Total		4,854,811
Tobacco —%
Alliance One International, Inc.(a)	290,156	841,452
Total Consumer Staples		75,918,071
Energy 3.7%
Energy Equipment & Services 2.1%
Basic Energy Services, Inc.(a)	99,124	1,100,276
Bristow Group, Inc.	118,778	5,569,501
Exterran Holdings, Inc.(a)	215,290	3,959,183
Gulf Island Fabrication, Inc.	47,771	1,243,001
Hornbeck Offshore Services, Inc.(a)(b)	117,254	4,554,145
ION Geophysical Corp.(a)	423,733	2,766,977
Lufkin Industries, Inc.	111,569	5,848,447
Matrix Service Co.(a)	85,450	996,347
OYO Geospace Corp.(a)	21,164	1,938,411
Pioneer Energy Services Corp.(a)	205,497	1,582,327
SEACOR Holdings, Inc.(a)	70,147	6,033,344
Tetra Technologies, Inc.(a)	257,608	1,651,267
Total		37,243,226
Oil, Gas & Consumable Fuels 1.6%
Approach Resources, Inc.(a)	91,263	2,622,899
Cloud Peak Energy, Inc.(a)	202,701	3,565,511
Comstock Resources, Inc.(a)	159,785	2,634,855
Contango Oil & Gas Co.(a)	42,329	2,350,529
Gulfport Energy Corp.(a)	149,694	3,936,952
Overseas Shipholding Group, Inc.(b)	88,104	529,505
PDC Energy, Inc.(a)	100,175	2,787,870
Penn Virginia Corp.	152,186	929,856
Petroquest Energy, Inc.(a)	189,386	1,206,389
Stone Energy Corp.(a)	164,291	3,865,767
Swift Energy Co.(a)	142,214	2,771,751
Total		27,201,884
Total Energy		64,445,110

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 19.4%
Capital Markets 1.1%
Calamos Asset Management, Inc., Class A	67,534	751,653
Financial Engines, Inc.(a)	132,288	2,817,734
Investment Technology Group, Inc.(a)	128,880	1,091,614
Piper Jaffray Companies(a)	52,131	1,282,944
Prospect Capital Corp.(b)	454,929	5,199,839
Stifel Financial Corp.(a)	177,890	5,813,445
SWS Group, Inc.(a)	98,281	586,738
Virtus Investment Partners, Inc.(a)	25,863	2,214,907
Total		19,758,874
Commercial Banks 6.0%
Bank of the Ozarks, Inc.(b)	95,248	3,057,461
BBCN Bancorp, Inc.(a)	259,016	3,242,880
Boston Private Financial Holdings, Inc.	259,561	2,463,234
City Holding Co.(b)	48,804	1,665,193
Columbia Banking System, Inc.	131,756	2,350,527
Community Bank System, Inc.	130,996	3,673,128
CVB Financial Corp.	292,136	3,491,025
First BanCorp(a)	68,455	261,498
First Commonwealth Financial Corp.	348,069	2,422,560
First Financial Bancorp	194,305	3,163,285
First Financial Bankshares, Inc.(b)	104,534	3,635,710
First Midwest Bancorp, Inc.	248,738	2,937,596
FNB Corp.	463,444	5,074,712
Glacier Bancorp, Inc.	238,875	3,681,064
Hanmi Financial Corp.(a)	104,515	1,305,392
Home Bancshares, Inc.	73,734	2,323,358
Independent Bank Corp.(b)	71,801	2,093,717
National Penn Bancshares, Inc.	409,845	3,647,621
NBT Bancorp, Inc.	110,367	2,321,018
Old National Bancorp	314,402	4,150,106
PacWest Bancorp	111,476	2,595,161
Pinnacle Financial Partners, Inc.(a)	114,866	2,198,535
PrivateBancorp, Inc.	199,559	3,252,812
S&T Bancorp, Inc.(b)	96,017	1,665,895
Simmons First National Corp., Class A(b)	56,834	1,323,096
Sterling Bancorp	102,672	1,019,533
Susquehanna Bancshares, Inc.	623,849	6,556,653

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Texas Capital Bancshares, Inc.(a)	132,522	6,098,663
Tompkins Financial Corp.	35,120	1,364,061
UMB Financial Corp.	107,703	5,280,678
Umpqua Holdings Corp.	371,588	4,696,872
United Bankshares, Inc.(b)	150,259	3,655,802
United Community Banks, Inc.(a)	63,139	503,849
Wilshire Bancorp, Inc.(a)	198,847	1,244,782
Wintrust Financial Corp.	120,608	4,511,945
Total		102,929,422
Consumer Finance 0.8%
Cash America International, Inc.	97,548	3,786,813
Ezcorp, Inc., Class A(a)	147,267	3,335,598
First Cash Financial Services, Inc.(a)	95,007	4,239,212
World Acceptance Corp.(a)	43,380	3,166,740
Total		14,528,363
Diversified Financial Services 0.1%
Interactive Brokers Group, Inc., Class A	128,661	1,778,095
Insurance 2.2%
AMERISAFE, Inc.(a)	60,274	1,515,288
eHealth, Inc.(a)	65,050	1,075,927
Employers Holdings, Inc.	104,987	1,913,913
Horace Mann Educators Corp.	131,717	2,314,268
Infinity Property & Casualty Corp.	39,223	2,200,410
Meadowbrook Insurance Group, Inc.	167,748	1,273,207
National Financial Partners Corp.(a)	134,841	1,987,556
Navigators Group, Inc. (The)(a)	35,807	1,738,788
Presidential Life Corp.	70,756	986,339
ProAssurance Corp.	101,785	9,082,276
RLI Corp.(b)	55,645	3,525,667
Safety Insurance Group, Inc.	50,816	2,301,457
Selective Insurance Group, Inc.	182,001	3,263,278
Stewart Information Services Corp.(b)	64,292	1,271,053
Tower Group, Inc.	130,966	2,441,206
United Fire Group, Inc.	68,617	1,519,180
Total		38,409,813
Real Estate Investment Trusts (REITs) 8.1%
Acadia Realty Trust	153,034	3,810,547
Cedar Realty Trust, Inc.	188,721	1,036,078
Colonial Properties Trust	291,983	6,400,267
Cousins Properties, Inc.	345,824	2,763,134

Common Stocks (continued)

Issuer	Shares	Value ($)
DiamondRock Hospitality Co.	623,837	6,001,312
EastGroup Properties, Inc.	93,862	5,031,003
Entertainment Properties Trust	155,494	7,088,972
Extra Space Storage, Inc.	344,908	11,764,812
Franklin Street Properties Corp.	239,620	2,664,574
Getty Realty Corp.(b)	89,830	1,608,855
Healthcare Realty Trust, Inc.	258,903	6,280,987
Inland Real Estate Corp.	257,336	2,110,155
Kilroy Realty Corp.	243,104	11,476,940
Kite Realty Group Trust	212,504	1,092,271
LaSalle Hotel Properties	284,388	7,749,573
Lexington Realty Trust	449,824	4,219,349
LTC Properties, Inc.	100,995	3,407,571
Medical Properties Trust, Inc.	450,223	4,641,799
Mid-America Apartment Communities, Inc.	135,947	9,244,396
Parkway Properties, Inc.	72,507	841,806
Pennsylvania Real Estate Investment Trust	185,814	2,920,996
Post Properties, Inc.	178,339	9,104,206
PS Business Parks, Inc.	61,968	4,224,359
Sabra Health Care REIT, Inc.	122,435	2,347,079
Saul Centers, Inc.	39,502	1,702,931
Sovran Self Storage, Inc.	96,299	5,474,598
Tanger Factory Outlet Centers	307,611	10,320,349
Universal Health Realty Income Trust	42,079	1,816,551
Urstadt Biddle Properties, Inc., Class A	77,214	1,505,673
Total		138,651,143
Real Estate Management & Development 0.1%
Forestar Group, Inc.(a)	115,105	1,656,361
Thrifts & Mortgage Finance 1.0%
Bank Mutual Corp.	153,844	670,760
Brookline Bancorp, Inc.	232,599	1,974,766
Dime Community Bancshares, Inc.	93,840	1,311,883
Northwest Bancshares, Inc.	324,126	3,915,442
Oritani Financial Corp.	150,941	2,208,267
Provident Financial Services, Inc.	177,876	2,746,405
TrustCo Bank Corp.	311,081	1,735,832
ViewPoint Financial Group, Inc.	108,131	1,992,854
Total		16,556,209
Total Financials		334,268,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 10.9%
Biotechnology 1.0%
Arqule, Inc.(a)	206,563	1,082,390
Cubist Pharmaceuticals, Inc.(a)	210,335	9,717,477
Emergent Biosolutions, Inc.(a)	82,860	1,220,528
Momenta Pharmaceuticals, Inc.(a)	147,139	2,076,131
Spectrum Pharmaceuticals, Inc.(a)(b)	173,946	2,080,394
Total		16,176,920
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.(a)	72,030	2,698,964
Align Technology, Inc.(a)	232,177	7,882,409
Analogic Corp.	40,711	2,829,822
Cantel Medical Corp.	69,036	1,778,367
CONMED Corp.	93,948	2,538,475
CryoLife, Inc.(a)	91,507	494,138
Cyberonics, Inc.(a)	82,309	4,109,688
Greatbatch, Inc.(a)	78,529	1,817,946
Haemonetics Corp.(a)	84,151	6,199,404
ICU Medical, Inc.(a)	41,328	2,293,704
Integra LifeSciences Holdings Corp.(a)	66,391	2,611,822
Invacare Corp.	105,671	1,451,919
Meridian Bioscience, Inc.(b)	137,010	2,422,337
Merit Medical Systems, Inc.(a)	139,647	1,989,970
Natus Medical, Inc.(a)	97,787	1,145,086
Neogen Corp.(a)	78,220	3,053,709
NuVasive, Inc.(a)	143,386	3,022,577
Palomar Medical Technologies, Inc.(a)	64,857	567,499
SurModics, Inc.(a)	48,354	901,319
Symmetry Medical, Inc.(a)	121,737	1,133,371
West Pharmaceutical Services, Inc.	112,495	5,326,638
Total		56,269,164
Health Care Providers & Services 3.2%
Air Methods Corp.(a)	37,923	4,419,546
Almost Family, Inc.(a)	27,237	601,393
Amedisys, Inc.(a)	100,049	1,408,690
AMN Healthcare Services, Inc.(a)	135,575	1,138,830
Amsurg Corp.(a)	105,060	3,089,815
Bio-Reference Labs, Inc.(a)	82,103	2,144,530
Centene Corp.(a)	170,906	6,940,493
Chemed Corp.	63,857	4,216,478

Common Stocks (continued)

Issuer	Shares	Value ($)
Corvel Corp.(a)	21,106	924,443
Cross Country Healthcare, Inc.(a)	102,084	413,440
Ensign Group, Inc. (The)	55,282	1,627,502
Gentiva Health Services, Inc.(a)	101,065	1,109,694
Hanger, Inc.(a)	112,834	3,228,181
Healthways, Inc.(a)	110,934	1,162,588
IPC The Hospitalist Co., Inc.(a)	55,037	2,432,085
Kindred Healthcare, Inc.(a)	175,669	1,960,466
Landauer, Inc.	31,392	1,840,827
LHC Group, Inc.(a)	52,873	919,990
Magellan Health Services, Inc.(a)	90,704	4,499,825
Molina Healthcare, Inc.(a)	95,432	2,313,272
MWI Veterinary Supply, Inc.(a)	42,272	4,261,863
PharMerica Corp.(a)	97,960	1,234,296
PSS World Medical, Inc.(a)	167,463	3,615,526
Total		55,503,773
Health Care Technology 0.6%
Computer Programs & Systems, Inc.	36,739	1,857,157
HealthStream, Inc.(a)	65,000	1,847,300
Medidata Solutions, Inc.(a)	74,561	2,615,600
Omnicell, Inc.(a)	111,526	1,601,513
Quality Systems, Inc.	131,931	2,331,221
Total		10,252,791
Life Sciences Tools & Services 0.6%
Affymetrix, Inc.(a)	233,944	891,326
Cambrex Corp.(a)	98,371	1,198,159
Enzo Biochem, Inc.(a)	111,600	209,808
Luminex Corp.(a)	124,920	2,415,953
PAREXEL International Corp.(a)	198,882	5,725,813
Total		10,441,059
Pharmaceuticals 2.2%
Akorn, Inc.(a)	224,220	3,103,205
Hi-Tech Pharmacal Co., Inc.(a)	34,646	1,236,516
Medicines Co. (The)(a)	183,071	4,703,094
Par Pharmaceutical Companies, Inc.(a)	122,039	6,077,542
Questcor Pharmaceuticals, Inc.(a)(b)	199,918	8,684,438
Salix Pharmaceuticals Ltd.(a)	192,808	8,475,840
Viropharma, Inc.(a)	231,569	6,159,735
Total		38,440,370
Total Health Care		187,084,077

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 14.7%
Aerospace & Defense 2.0%
AAR Corp.	133,792	1,990,825
Aerovironment, Inc.(a)	61,741	1,473,140
American Science & Engineering, Inc.	29,463	1,752,165
Ceradyne, Inc.	80,635	1,915,081
Cubic Corp.	52,385	2,644,919
Curtiss-Wright Corp.	155,803	4,683,438
Engility Holdings, Inc.(a)	53,930	998,244
GenCorp, Inc.(a)	198,257	1,810,086
Moog, Inc., Class A(a)	150,284	5,504,903
National Presto Industries, Inc.(b)	15,998	1,163,375
Orbital Sciences Corp.(a)	195,886	2,703,227
Teledyne Technologies, Inc.(a)	122,059	7,874,026
Total		34,513,429
Air Freight & Logistics 0.4%
Forward Air Corp.	96,588	3,247,288
HUB Group, Inc., Class A(a)	125,460	3,776,346
Total		7,023,634
Airlines 0.3%
Allegiant Travel Co.(a)(b)	50,345	3,334,853
Skywest, Inc.	169,179	1,483,700
Total		4,818,553
Building Products 1.2%
AAON, Inc.(b)	61,961	1,140,082
AO Smith Corp.	129,326	7,075,426
Apogee Enterprises, Inc.	93,928	1,484,062
Gibraltar Industries, Inc.(a)	101,005	1,103,985
Griffon Corp.	153,973	1,488,919
NCI Building Systems, Inc.(a)	67,574	726,421
Quanex Building Products Corp.	122,106	2,136,855
Simpson Manufacturing Co., Inc.	134,763	3,427,023
Universal Forest Products, Inc.	65,475	2,516,204
Total		21,098,977
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	160,591	3,247,150
Consolidated Graphics, Inc.(a)	29,279	784,384
Encore Capital Group, Inc.(a)	72,991	2,045,938
G&K Services, Inc., Class A	62,556	1,962,382
Geo Group, Inc. (The)	204,019	5,367,740

Common Stocks (continued)

Issuer	Shares	Value ($)
Healthcare Services Group, Inc.	222,998	4,720,868
Interface, Inc.	192,766	2,646,677
Mobile Mini, Inc.(a)	121,473	2,077,188
Portfolio Recovery Associates, Inc.(a)	56,807	5,700,582
Sykes Enterprises, Inc.(a)	129,860	1,751,811
Tetra Tech, Inc.(a)	210,638	5,463,950
Unifirst Corp.	50,981	3,237,803
United Stationers, Inc.	135,071	3,267,368
Viad Corp.	67,261	1,376,833
Total		43,650,674
Construction & Engineering 0.7%
Aegion Corp.(a)	130,375	2,544,920
Comfort Systems U.S.A., Inc.(b)	124,261	1,282,373
Dycom Industries, Inc.(a)	111,638	1,620,984
EMCOR Group, Inc.	221,636	6,123,803
Orion Marine Group, Inc.(a)	90,066	686,303
Total		12,258,383
Electrical Equipment 1.7%
AZZ, Inc.	83,852	2,663,139
Belden, Inc.	151,144	5,158,545
Brady Corp., Class A	174,612	4,903,105
Encore Wire Corp.	61,700	1,747,344
EnerSys, Inc.(a)	159,223	5,931,057
Franklin Electric Co., Inc.	63,044	3,418,876
II-VI, Inc.(a)	182,145	3,387,897
Powell Industries, Inc.(a)	29,716	1,126,831
Vicor Corp.	65,258	392,853
Total		28,729,647
Industrial Conglomerates 0.1%
Standex International Corp.	41,923	1,871,443
Machinery 3.6%
Actuant Corp., Class A	241,850	6,800,822
Albany International Corp., Class A	93,675	1,978,416
Astec Industries, Inc.(a)	66,575	1,952,645
Barnes Group, Inc.	154,925	3,667,075
Briggs & Stratton Corp.(b)	161,565	2,798,306
Cascade Corp.	28,724	1,409,487
CIRCOR International, Inc.	57,790	1,840,611
EnPro Industries, Inc.(a)	68,357	2,566,122
ESCO Technologies, Inc.	88,767	3,145,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Federal Signal Corp.(a)	206,520	1,232,924
John Bean Technologies Corp.	96,060	1,533,118
Kaydon Corp.	106,405	2,366,447
Lindsay Corp.	42,212	2,758,976
Lydall, Inc.(a)	56,734	727,897
Mueller Industries, Inc.	127,017	5,474,433
Robbins & Myers, Inc.	145,814	8,722,593
Tennant Co.	62,576	2,625,063
Toro Co. (The)	198,796	7,395,211
Watts Water Technologies, Inc., Class A	92,255	3,381,146
Total		62,376,307
Professional Services 0.9%
CDI Corp.	42,856	705,838
Dolan Co. (The)(a)	101,536	360,453
Exponent, Inc.(a)	44,536	2,318,544
Heidrick & Struggles International, Inc.	59,730	735,874
Insperity, Inc.	75,171	1,837,931
Kelly Services, Inc., Class A	94,397	1,164,859
Navigant Consulting, Inc.(a)	172,172	1,902,501
On Assignment, Inc.(a)	143,128	2,363,043
Resources Connection, Inc.	141,135	1,577,889
TrueBlue, Inc.(a)	134,157	2,083,458
Total		15,050,390
Road & Rail 0.8%
Arkansas Best Corp.	84,560	776,261
Heartland Express, Inc.	189,515	2,467,485
Knight Transportation, Inc.	195,771	2,799,525
Old Dominion Freight Line, Inc.(a)	156,425	7,004,712
Total		13,047,983
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	140,132	5,700,570
Kaman Corp.	87,628	2,874,198
Lawson Products, Inc.	12,562	100,496
Total		8,675,264
Total Industrials		253,114,684
Information Technology 17.9%
Communications Equipment 1.4%
Arris Group, Inc.(a)	375,397	5,116,661
Bel Fuse, Inc., Class B	33,709	656,651

Common Stocks (continued)

Issuer	Shares	Value ($)
Black Box Corp.	58,159	1,511,552
Comtech Telecommunications Corp.	59,643	1,677,161
Digi International, Inc.(a)	85,533	883,556
Harmonic, Inc.(a)	390,447	1,784,343
NETGEAR, Inc.(a)	126,124	4,612,355
Oplink Communications, Inc.(a)	63,309	1,017,376
PC-Tel, Inc.	61,324	386,341
Symmetricom, Inc.(a)	138,209	851,368
Viasat, Inc.(a)	143,213	5,542,343
Total		24,039,707
Computers & Peripherals 1.0%
3D Systems Corp.(a)(b)	118,538	5,181,296
Avid Technology, Inc.(a)	97,735	900,139
Intermec, Inc.(a)	171,321	1,014,220
Intevac, Inc.(a)	77,254	478,975
Novatel Wireless, Inc.(a)	107,610	218,448
Stratasys, Inc.(a)	70,705	4,571,785
Super Micro Computer, Inc.(a)	93,686	1,155,149
Synaptics, Inc.(a)	111,844	3,402,295
Total		16,922,307
Electronic Equipment, Instruments & Components 4.0%
Agilysys, Inc.(a)	48,701	403,731
Anixter International, Inc.	92,677	5,572,668
Badger Meter, Inc.(b)	48,193	1,634,225
Benchmark Electronics, Inc.(a)	191,469	3,073,077
Brightpoint, Inc.(a)	229,460	2,058,256
Checkpoint Systems, Inc.(a)	134,234	1,072,530
Cognex Corp.	142,250	5,133,802
CTS Corp.	113,103	1,114,065
Daktronics, Inc.	122,427	1,170,402
DTS, Inc.(a)	62,311	1,398,882
Electro Scientific Industries, Inc.	80,813	990,767
FARO Technologies, Inc.(a)	56,193	2,216,814
FEI Co.	125,988	6,766,815
Insight Enterprises, Inc.(a)	147,474	2,648,633
Littelfuse, Inc.	71,960	3,690,828
Measurement Specialties, Inc.(a)	50,102	1,627,313
Mercury Computer Systems, Inc.(a)	102,811	1,003,435
Methode Electronics, Inc.(b)	122,943	1,154,435
MTS Systems Corp.	53,390	2,712,746

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Newport Corp.(a)	126,891	1,577,255
OSI Systems, Inc.(a)	65,936	4,885,858
Park Electrochemical Corp.	69,065	1,794,309
Plexus Corp.(a)	116,165	3,472,172
Pulse Electronics Corp.	139,829	156,608
Radisys Corp.(a)	76,392	278,831
Rofin-Sinar Technologies, Inc.(a)	94,798	2,059,961
Rogers Corp.(a)	54,028	2,149,774
Scansource, Inc.(a)	91,584	2,769,500
SYNNEX Corp.(a)	86,443	2,984,877
TTM Technologies, Inc.(a)	171,356	1,816,374
Total		69,388,943
Internet Software & Services 1.9%
Blucora, Inc.(a)	132,939	2,048,590
comScore, Inc.(a)	117,350	1,656,982
DealerTrack Holdings, Inc.(a)	140,939	3,902,601
Dice Holdings, Inc.(a)	181,500	1,448,370
Digital River, Inc.(a)	122,571	2,042,033
j2 Global, Inc.(b)	153,624	4,527,299
Liquidity Services, Inc.(a)	78,768	4,126,656
LivePerson, Inc.(a)	162,643	2,683,609
LogMeIn, Inc.(a)	71,158	1,564,053
OpenTable, Inc.(a)	74,946	3,181,458
Perficient, Inc.(a)	106,069	1,135,999
QuinStreet, Inc.(a)(b)	85,700	734,449
Stamps.com, Inc.(a)	45,924	1,016,757
United Online, Inc.	300,879	1,498,377
XO Group, Inc.(a)	86,974	690,574
Total		32,257,807
IT Services 1.8%
CACI International, Inc., Class A(a)	88,435	4,721,545
Cardtronics, Inc.(a)	146,514	4,139,020
Ciber, Inc.(a)	241,924	839,476
CSG Systems International, Inc.(a)	112,841	2,393,358
ExlService Holdings, Inc.(a)	55,300	1,425,081
Forrester Research, Inc.	48,805	1,429,010
Heartland Payment Systems, Inc.	128,741	3,911,152
Higher One Holdings, Inc.(a)(b)	100,051	1,233,629
iGATE Corp.(a)	100,673	1,621,842
MAXIMUS, Inc.	112,734	6,131,602

Common Stocks (continued)

Issuer	Shares	Value ($)
NCI, Inc., Class A(a)	26,186	191,420
TeleTech Holdings, Inc.(a)	82,885	1,368,431
Virtusa Corp.(a)	62,170	1,050,673
Total		30,456,239
Semiconductors & Semiconductor Equipment 4.5%
Advanced Energy Industries, Inc.(a)	131,946	1,684,950
ATMI, Inc.(a)	106,009	2,004,630
Brooks Automation, Inc.	220,225	1,764,002
Cabot Microelectronics Corp.	78,237	2,602,945
Ceva, Inc.(a)	77,048	1,242,014
Cirrus Logic, Inc.(a)	214,128	8,922,714
Cohu, Inc.	80,907	711,982
Cymer, Inc.(a)	102,738	5,825,245
Diodes, Inc.(a)	122,421	2,263,564
DSP Group, Inc.(a)	72,611	416,061
Entropic Communications, Inc.(a)	292,202	1,586,657
Exar Corp.(a)	150,254	1,143,433
GT Advanced Technologies, Inc.(a)	393,001	2,279,406
Hittite Microwave Corp.(a)	93,140	4,877,742
Kopin Corp.(a)	221,919	774,497
Kulicke & Soffa Industries, Inc.(a)	245,882	2,785,843
Micrel, Inc.	162,253	1,612,795
Microsemi Corp.(a)	295,061	5,874,664
MKS Instruments, Inc.	174,470	4,729,882
Monolithic Power Systems, Inc.(a)	100,986	2,177,258
Nanometrics, Inc.(a)	57,718	879,045
Pericom Semiconductor Corp.(a)	78,436	629,841
Power Integrations, Inc.	94,250	3,264,820
Rubicon Technology, Inc.(a)	57,621	485,169
Rudolph Technologies, Inc.(a)	106,720	996,765
Sigma Designs, Inc.(a)	109,271	750,692
STR Holdings, Inc.(a)(b)	138,219	440,919
Supertex, Inc.(a)	40,053	692,516
Tessera Technologies, Inc.	172,338	2,631,601
TriQuint Semiconductor, Inc.(a)	559,663	3,111,726
Ultratech, Inc.(a)	87,037	2,870,480
Veeco Instruments, Inc.(a)(b)	129,043	4,426,175
Volterra Semiconductor Corp.(a)	84,234	2,007,296
Total		78,467,329

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 3.3%
Blackbaud, Inc.	149,888	3,654,269
Bottomline Technologies, Inc.(a)	122,033	2,738,421
CommVault Systems, Inc.(a)	148,324	7,478,496
Ebix, Inc.(b)	104,160	2,498,798
EPIQ Systems, Inc.	106,499	1,248,168
Interactive Intelligence Group, Inc.(a)	48,441	1,431,916
JDA Software Group, Inc.(a)	141,307	4,352,256
Manhattan Associates, Inc.(a)	67,467	3,412,481
MicroStrategy, Inc., Class A(a)	26,999	3,388,645
Monotype Imaging Holdings, Inc.(a)	121,438	1,832,499
Netscout Systems, Inc.(a)	115,292	2,738,185
Opnet Technologies, Inc.	49,453	1,543,923
Progress Software Corp.(a)	208,708	4,013,455
Sourcefire, Inc.(a)	97,737	5,071,573
Synchronoss Technologies, Inc.(a)	90,744	2,088,019
Take-Two Interactive Software, Inc.(a)	298,472	3,059,338
Tyler Technologies, Inc.(a)	81,980	3,300,515
VASCO Data Security International, Inc.(a)	96,576	909,746
Websense, Inc.(a)	123,577	1,900,614
Total		56,661,317
Total Information Technology		308,193,649
Materials 5.5%
Chemicals 2.4%
A. Schulman, Inc.	98,026	2,381,052
American Vanguard Corp.	77,653	2,284,551
Balchem Corp.	97,179	3,545,090
Calgon Carbon Corp.(a)	189,045	2,580,464
H.B. Fuller Co.	165,689	5,038,603
Hawkins, Inc.(b)	29,902	1,154,815
Innophos Holdings, Inc.	72,379	3,422,803
Koppers Holdings, Inc.	68,922	2,233,762
Kraton Performance Polymers, Inc.(a)	107,069	2,296,630
LSB Industries, Inc.(a)	61,574	2,321,340
OM Group, Inc.(a)	107,574	1,983,665
PolyOne Corp.	297,535	4,695,102
Quaker Chemical Corp.	43,009	2,023,573
Stepan Co.	27,822	2,657,557

Common Stocks (continued)

Issuer	Shares	Value ($)
Tredegar Corp.	77,869	1,259,920
Zep, Inc.	73,674	1,066,063
Total		40,944,990
Construction Materials 0.7%
Eagle Materials, Inc.	150,373	6,413,409
Headwaters, Inc.(a)	202,857	1,348,999
Texas Industries, Inc.(b)	92,915	3,619,968
Total		11,382,376
Containers & Packaging 0.1%
Myers Industries, Inc.	111,300	1,647,240
Metals & Mining 1.3%
AK Steel Holding Corp.(b)	367,168	1,916,617
AM Castle & Co.(a)(b)	55,140	718,474
AMCOL International Corp.	83,669	2,515,927
Century Aluminum Co.(a)	179,177	1,116,273
Globe Specialty Metals, Inc.	206,861	3,018,102
Haynes International, Inc.	40,797	1,988,854
Kaiser Aluminum Corp.	52,540	2,934,359
Materion Corp.	67,816	1,440,412
Olympic Steel, Inc.	30,434	479,640
RTI International Metals, Inc.(a)(b)	100,676	2,183,662
Suncoke Energy, Inc.(a)	232,509	3,678,292
Total		21,990,612
Paper & Forest Products 1.0%
Buckeye Technologies, Inc.	130,866	3,967,857
Clearwater Paper Corp.(a)	77,646	2,928,807
Deltic Timber Corp.	36,142	2,216,950
KapStone Paper and Packaging Corp.(a)	129,957	2,603,039
Neenah Paper, Inc.	52,553	1,466,754
Schweitzer-Mauduit International, Inc.	103,652	3,345,887
Wausau Paper Corp.	163,747	1,470,448
Total		17,999,742
Total Materials		93,964,960
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
Atlantic Tele-Network, Inc.	30,912	1,164,764
Cbeyond, Inc.(a)	101,168	819,461
Cincinnati Bell, Inc.(a)	654,893	3,071,448

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
General Communication, Inc., Class A(a)	109,203	963,170
Lumos Networks Corp.	50,451	437,915
Neutral Tandem, Inc.(a)	105,531	1,160,841
Total		7,617,599
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	49,977	858,105
U.S.A. Mobility, Inc.	73,541	839,103
Total		1,697,208
Total Telecommunication Services		9,314,807
Utilities 4.0%
Electric Utilities 1.2%
Allete, Inc.	111,466	4,632,527
El Paso Electric Co.	132,959	4,399,613
UIL Holdings Corp.	167,854	5,905,104
UNS Energy Corp.	133,699	5,355,982
Total		20,293,226
Gas Utilities 1.9%
Laclede Group, Inc. (The)	74,677	3,155,103
New Jersey Resources Corp.	137,990	6,183,332
Northwest Natural Gas Co.(b)	89,000	4,376,130
Piedmont Natural Gas Co., Inc.	240,240	7,502,695
South Jersey Industries, Inc.	100,958	5,110,494
Southwest Gas Corp.(b)	153,133	6,546,436
Total		32,874,190
Multi-Utilities 0.7%
Avista Corp.	194,853	4,949,266
CH Energy Group, Inc.	49,534	3,227,635
NorthWestern Corp.	120,701	4,417,657
Total		12,594,558
Water Utilities 0.2%
American States Water Co.	62,629	2,729,372
Total Utilities		68,491,346
Total Common Stocks (Cost: $1,169,588,580)		1,657,326,828

Rights —%

Issuer	Shares	Value ($)
Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a)(c)(d)(e)	112,391	—
Total Information Technology		—
Total Rights (Cost: $—)		—
	Shares	Value ($)

Money Market Funds 3.4%

Columbia Short-Term Cash Fund, 0.164%(f)(g)	59,331,155	59,331,155
Total Money Market Funds (Cost: $59,331,155)		59,331,155

Investments of Cash Collateral Received for Securities on Loan 3.9%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 0.2%
Barton Capital Corporation 09/04/12	0.200%	1,999,911	1,999,911
Manhattan Asset Funding Co. LLC 09/20/12	0.210%	1,999,673	1,999,673
Total			3,999,584
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC 09/04/12	0.500%	3,000,000	3,000,000
Repurchase Agreements 3.5%
Citigroup Global Markets, Inc.(h) dated 08/31/12, matures 09/04/12, repurchase price $1,000,023	0.210%	1,000,000	1,000,000
repurchase price $5,000,117	0.210%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $5,594,020(h)	0.150%	5,593,927	5,593,927
Mizuho Securities USA, Inc.(h) dated 08/31/12, matures 09/04/12, repurchase price $17,000,453	0.240%	17,000,000	17,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
repurchase price $3,000,077	0.230%	3,000,000	3,000,000
Natixis Financial Products, Inc.(h) dated 08/31/12, matures 09/04/12, repurchase price $15,000,400	0.240%	15,000,000	15,000,000
repurchase price $4,000,098	0.220%	4,000,000	4,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $10,000,256(h)	0.230%	10,000,000	10,000,000

Total	60,593,927

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $67,593,511)	67,593,511
Total Investments (Cost: $1,296,513,246)	1,784,251,494
Other Assets & Liabilities, Net	(61,874,818)
Net Assets	1,722,376,676

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $4,860,410 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini Index	804	65,212,440	September 2012	2,794,440	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  Negligible market value.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $0. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-11	—

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $0, which represents 0.00% of net assets.

(f)  The rate shown is the seven-day current annualized yield at August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,258,392	134,426,521	(112,353,758)	—	59,331,155	—	23,764	59,331,155

(h)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	327,085
Fannie Mae-Aces	112,242
Freddie Mac REMICS	435,978
Government National Mortgage Association	144,695
Total market value of collateral securities	1,020,000
Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	1,635,423
Fannie Mae-Aces	561,212
Freddie Mac REMICS	2,179,888
Government National Mortgage Association	723,477
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	5,705,809
Total market value of collateral securities	5,705,809
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	399,166
Ginnie Mae I Pool	14,039,042
Ginnie Mae II Pool	388,009
Government National Mortgage Association	2,513,783
Total market value of collateral securities	17,340,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.230%)
United States Treasury Inflation Indexed Bonds	512,784
United States Treasury Note/Bond	2,209,235
United States Treasury Strip Coupon	277,064
United States Treasury Strip Principal	60,917
Total market value of collateral securities	3,060,000
Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	1,802,585
Fannie Mae REMICS	4,693,517
Freddie Mac Non Gold Pool	511,122
Freddie Mac Reference REMIC	127
Freddie Mac REMICS	2,721,683
Ginnie Mae I Pool	14,249
Ginnie Mae II Pool	164,115
Government National Mortgage Association	5,393,010
Total market value of collateral securities	15,300,408
Security Description	Value ($)
Natixis Financial Products, Inc. (0.220%)
United States Treasury Bill	352,348
United States Treasury Note/Bond	3,727,752
Total market value of collateral securities	4,080,100
Security Description	Value ($)
Nomura Securities (0.230%)
Fannie Mae Pool	7,002,669
Freddie Mac Gold Pool	3,197,331
Total market value of collateral securities	10,200,000

Abbreviation Legend

REMIC(s) Real Estate Mortgage Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	262,531,844	—	—	262,531,844
Consumer Staples	75,918,071	—	—	75,918,071
Energy	64,445,110	—	—	64,445,110
Financials	334,268,280	—	—	334,268,280
Health Care	187,084,077	—	—	187,084,077
Industrials	253,114,684	—	—	253,114,684
Information Technology	308,193,649	—	—	308,193,649
Materials	93,964,960	—	—	93,964,960
Telecommunication Services	9,314,807	—	—	9,314,807
Utilities	68,491,346	—	—	68,491,346
Total Equity Securities	1,657,326,828	—	—	1,657,326,828
Other
Money Market Funds	59,331,155	—	—	59,331,155
Investments of Cash Collateral Received for Securities on Loan	—	67,593,511	—	67,593,511
Total Other	59,331,155	67,593,511	—	126,924,666
Investments in Securities	1,716,657,983	67,593,511	—	1,784,251,494
Derivatives
Assets
Futures Contracts	2,794,440	—	—	2,794,440
Total	1,719,452,423	67,593,511	—	1,787,045,934

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Small Cap Index Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,169,588,580)	$1,657,326,828
Affiliated issuers (identified cost $59,331,155)	59,331,155
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $6,999,584)	6,999,584
Repurchase agreements (identified cost $60,593,927)	60,593,927
Total investments (identified cost $1,296,513,246)	1,784,251,494
Margin deposits on futures contracts	4,860,410
Receivable for:
Investments sold	175,065
Capital shares sold	1,951,079
Dividends	1,171,229
Interest	193,910
Variation margin on futures contracts	437,400
Total assets	1,793,040,587
Liabilities
Due upon return of securities on loan	67,593,511
Payable for:
Investments purchased	75
Capital shares purchased	2,950,405
Investment management fees	4,692
Distribution and service fees	4,408
Administration fees	4,692
Plan administration fees	1,938
Compensation of board members	102,667
Expense reimbursement due to Investment Manager	61
Other expenses	1,462
Total liabilities	70,663,911
Net assets applicable to outstanding capital stock	$1,722,376,676
Represented by
Paid-in capital	$1,320,547,727
Undistributed net investment income	14,364,814
Accumulated net realized loss	(103,068,553)
Unrealized appreciation (depreciation) on:
Investments	487,738,248
Futures contracts	2,794,440
Total — representing net assets applicable to outstanding capital stock	$1,722,376,676
*Value of securities on loan	$66,331,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Small Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$602,411,083
Shares outstanding	34,401,078
Net asset value per share	$17.51
Class B
Net assets	$11,295,930
Shares outstanding	648,408
Net asset value per share	$17.42
Class I
Net assets	$2,663
Shares outstanding	152
Net asset value per share(a)	$17.54
Class R4
Net assets	$8,998,495
Shares outstanding	512,424
Net asset value per share	$17.56
Class Z
Net assets	$1,099,668,505
Shares outstanding	62,538,766
Net asset value per share	$17.58

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Small Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$16,377,620
Dividends — affiliated issuers	23,764
Interest	2
Income from securities lending — net	884,819
Total income	17,286,205
Expenses:
Investment management fees	971,623
Distribution fees
Class B	57,390
Service fees
Class B	19,130
Distribution and service fees — Class A	720,463
Administration fees	971,623
Plan administration fees
Class R4	11,549
Compensation of board members	36,080
Line of credit interest expense	206
Other	6,966
Total expenses	2,795,030
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(37,723)
Expense reductions	(4,728)
Total net expenses	2,752,579
Net investment income	14,533,626
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(37,401,541)
Futures contracts	345,317
Net realized loss	(37,056,224)
Net change in unrealized appreciation (depreciation) on:
Investments	22,953,342
Futures contracts	495,713
Net change in unrealized appreciation	23,449,055
Net realized and unrealized loss	(13,607,169)
Net increase in net assets resulting from operations	$926,457

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Small Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012(a)(b)
Operations
Net investment income	$14,533,626	$18,720,208
Net realized gain (loss)	(37,056,224)	124,014,430
Net change in unrealized appreciation(depreciation)	23,449,055	(37,882,488)
Net increase in net assets resulting from operations	926,457	104,852,150
Distributions to shareholders
Net investment income
Class A	—	(3,701,970)
Class B	—	(12,461)
Class I	(1)	(24)
Class R4	—	(64,558)
Class Z	(390,064)	(14,626,391)
Net realized gains
Class A	(18,520,962)	(19,220,754)
Class B	(522,527)	(462,560)
Class I	(86)	(70)
Class R4	(288,903)	(250,641)
Class Z	(34,436,414)	(85,869,199)
Total distributions to shareholders	(54,158,957)	(124,208,628)
Increase (decrease) in net assets from capital stock activity	(522,672,867)	452,887,679
Proceeds from regulatory settlements (Note 7)	—	20,242
Total increase (decrease) in net assets	(575,905,367)	433,551,443
Net assets at beginning of period	2,298,282,043	1,864,730,600
Net assets at end of period	$1,722,376,676	$2,298,282,043
Undistributed net investment income	$14,364,814	$221,253

(a) Class B and Class R4 shares are for the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b) Class I shares are for the period from November 16, 2011 (commencement of operations) to February 29, 2012.
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Small Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	5,633,897	97,426,395	7,323,046	125,611,197
Fund merger	—	—	20,611,091	361,216,966
Distributions reinvested	1,073,334	17,967,614	1,345,701	22,192,742
Redemptions	(4,460,992)	(77,074,598)	(7,319,115)	(123,339,421)
Net increase	2,246,239	38,319,411	21,960,723	385,681,484
Class B shares
Subscriptions	13,896	238,303	13,734	228,153
Fund merger	—	—	1,666,330	29,135,680
Distributions reinvested	31,291	521,938	29,110	467,212
Redemptions(c)	(378,622)	(6,464,692)	(727,331)	(12,870,503)
Net increase (decrease)	(333,435)	(5,704,451)	981,843	16,960,542
Class I shares
Subscriptions	—	—	152	2,500
Net increase	—	—	152	2,500
Class R4 shares
Subscriptions	40,195	706,123	109,033	1,879,937
Fund merger	—	—	558,110	9,804,641
Distributions reinvested	17,202	288,823	19,581	315,054
Redemptions	(98,799)	(1,724,767)	(132,898)	(2,292,545)
Net increase (decrease)	(41,402)	(729,821)	553,826	9,707,087
Class Z shares
Subscriptions	6,112,539	106,648,299	16,655,344	282,842,375
Distributions reinvested	1,155,698	19,415,725	4,048,483	68,860,680
Redemptions	(40,207,239)	(680,622,030)	(18,313,870)	(311,166,989)
Net increase (decrease)	(32,939,002)	(554,558,006)	2,389,957	40,536,066
Total net increase (decrease)	(31,067,600)	(522,672,867)	25,886,501	452,887,679

(a) Class B and Class R4 shares are for the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b) Class I shares are for the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Small Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,				Year Ended February 29,
Class A	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$17.75		$18.01		$13.97	$8.58	$17.70		$22.19
Income from investment operations:
Net investment income	0.11		0.12		0.12	0.08	0.17		0.18
Net realized and unrealized gain (loss)	0.22	(a)	0.66		4.14	5.40	(7.25)		(2.05)
Total from investment operations	0.33		0.78		4.26	5.48	(7.08)		(1.87)
Less distributions to shareholders:
Net investment income	—		(0.12)		(0.12)	(0.09)	(0.17)		(0.17)
Net realized gains	(0.57)		(0.92)		(0.10)	—	(1.87)		(2.45)
Total distributions to shareholders	(0.57)		(1.04)		(0.22)	(0.09)	(2.04)		(2.62)
Proceeds from regulatory settlements	—		0.00	(b)	—	0.00 (b)	—		—
Net asset value, end of period	$17.51		$17.75		$18.01	$13.97	$8.58		$17.70
Total return	1.99%		4.65%		30.55%	63.90%	(42.43%)		(9.74%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.45	%(d)(e)	0.45%		0.45%	0.45%	0.45	%(d)	0.45	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.45	%(d)(e)(g)	0.45	%(g)	0.45%	0.45%	0.45	%(d)(g)	0.45	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.45	%(e)	0.45%		0.45%	0.45%	0.45%		0.45%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.45	%(e)(g)	0.45	%(g)	0.45%	0.45%	0.45	%(g)	0.45	%(g)
Net investment income	1.27	%(e)(g)	0.74	%(g)	0.73%	0.68%	1.15	%(g)	0.81	%(g)
Supplemental data
Net assets, end of period (in thousands)	$602,411		$570,806		$183,578	$96,238	$33,273		$46,078
Portfolio turnover	3%		20%		14%	14%	35%		24%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Small Cap Index Fund

Financial Highlights (continued)

Class B	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$17.73		$17.82
Income from investment operations:
Net investment income	0.05		0.00	(b)
Net realized and unrealized gain	0.21	(c)	0.84
Total from investment operations	0.26		0.84
Less distributions to shareholders:
Net investment income	—		(0.01)
Net realized gains	(0.57)		(0.92)
Total distributions to shareholders	(0.57)		(0.93)
Proceeds from regulatory settlements	—		0.00	(b)
Net asset value, end of period	$17.42		$17.73
Total return	1.60%		4.97%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20	%(e)(f)	1.20	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.20	%(e)(f)(h)	1.20	%(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20	%(f)	1.20	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.20	%(f)(h)	1.20	%(f)(h)
Net investment income	0.57	%(f)(h)	0.01	%(f)(h)
Supplemental data
Net assets, end of period (in thousands)	$11,296		$17,410
Portfolio turnover	3%		20%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  Rounds to less than $0.01.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Small Cap Index Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$17.76		$16.47
Income from investment operations:
Net investment income	0.14		0.05
Net realized and unrealized gain	0.22	(b)	1.87
Total from investment operations	0.36		1.92
Less distributions to shareholders:
Net investment income	(0.01)		(0.17)
Net realized gains	(0.57)		(0.46)
Total distributions to shareholders	(0.58)		(0.63)
Proceeds from regulatory settlements	—		0.00	(c)
Net asset value, end of period	$17.54		$17.76
Total return	2.15%		12.03%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.16	%(e)(f)	0.17	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.16	%(e)(f)	0.17	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.16	%(f)	0.17	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.16	%(f)	0.17	%(f)
Net investment income	1.56	%(f)	1.09	%(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	3%		20%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Small Cap Index Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$17.80		$17.87
Income from investment operations:
Net investment income	0.11		0.13
Net realized and unrealized gain	0.22	(b)	0.84
Total from investment operations	0.33		0.97
Less distributions to shareholders:
Net investment income	—		(0.12)
Net realized gains	(0.57)		(0.92)
Total distributions to shareholders	(0.57)		(1.04)
Proceeds from regulatory settlements	—		0.00	(c)
Net asset value, end of period	$17.56		$17.80
Total return	1.99%		5.76%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.45	%(e)(f)	0.45	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.45	%(e)(f)	0.45	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.45	%(f)	0.45	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.45	%(f)	0.45	%(f)
Net investment income	1.29	%(f)	0.76	%(f)
Supplemental data
Net assets, end of period (in thousands)	$8,998		$9,858
Portfolio turnover	3%		20%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Small Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,				Year Ended February 29,
Class Z	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$17.81		$18.06		$14.01	$8.60	$17.76		$22.27
Income from investment operations:
Net investment income	0.14		0.16		0.15	0.12	0.21		0.23
Net realized and unrealized gain (loss)	0.20	(a)	0.66		4.15	5.40	(7.27)		(2.05)
Total from investment operations	0.34		0.82		4.30	5.52	(7.06)		(1.82)
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.15)		(0.15)	(0.11)	(0.23)		(0.24)
Net realized gains	(0.57)		(0.92)		(0.10)	—	(1.87)		(2.45)
Total distributions to shareholders	(0.57)		(1.07)		(0.25)	(0.11)	(2.10)		(2.69)
Proceeds from regulatory settlements	—		0.00	(b)	—	0.00 (b)	—		—
Net asset value, end of period	$17.58		$17.81		$18.06	$14.01	$8.60		$17.76
Total return	2.08%		4.92%		30.81%	64.34%	(42.28%)		(9.52%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.20	%(d)(e)	0.20%		0.20%	0.20%	0.20	%(d)	0.20	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.20	%(d)(e)(g)	0.20	%(g)	0.20%	0.20%	0.20	%(d)(g)	0.20	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.20	%(e)	0.20%		0.20%	0.20%	0.20%		0.20%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.20	%(e)(g)	0.20	%(g)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Net investment income	1.60	%(e)(g)	0.96	%(g)	0.97%	0.95%	1.39	%(g)	1.06	%(g)
Supplemental data
Net assets, end of period (in thousands)	$1,099,669		$1,700,205		$1,681,152	$1,309,989	$660,059		$1,244,382
Portfolio turnover	3%		20%		14%	14%	35%		24%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Small Cap Index Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

Semiannual Report 2012
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Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	2,794,440	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	345,317
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	495,713

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	2,760

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2012
32

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $3,690.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The transfer agent fees for the Fund are payable by the Investment Manager. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $4,728.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Semiannual Report 2012
33

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee and a monthly distribution fee at the maximum annual rates of 0.25% and 0.75%, respectively, of the average daily net assets attributable to Class B shares of the Fund.

Sales Charges

Sales charges, including CDSCs, received by the Distributor for distributing Fund shares were $2,420 for Class B shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.45%
Class B	1.20
Class I	0.20
Class R4	0.45
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $1,296,513,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$585,462,000
Unrealized depreciation	(97,724,000)
Net unrealized appreciation	$487,738,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $57,926,987 and $656,287,469, respectively, for the six months ended August 31, 2012.

Note 6. Redemption-in-Kind

Sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended August 31, 2012, securities and other assets with a value of $528,195,742 were distributed to shareholders to satisfy their redemption requests. The net realized loss on these securities was $(57,272,252), which are not deductible by the Fund.

Note 7. Regulatory Settlements

During the year ended February 29, 2012, the Fund received $20,242 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late

Semiannual Report 2012
34

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 8. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $66,331,017 were on loan, secured by cash collateral of $67,593,511 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 9. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 25.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended August 31, 2012, the average daily loan balance outstanding on days when borrowing existed was $6,000,000 at a weighted average interest rate of 1.24%.

Note 12. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Small Company Index Fund. The reorganization was completed after shareholders of RiverSource Small Company

Semiannual Report 2012
35

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Index Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,858,175,305 and the combined net assets immediately after the acquisition were $2,258,332,592.

The merger was accomplished by a tax-free exchange of 77,975,673 shares of RiverSource Small Company Index Fund valued at $400,157,287 (including $76,110,521 of unrealized appreciation).

In exchange for the RiverSource Small Company Index Fund shares, the Fund issued the following number of shares:

Shares
Class A	20,611,091
Class B	1,666,330
Class R4	558,110

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Small Company Index Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Small Company Index Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011 the Fund's pro-forma net investment income, net realized gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended February 29, 2012 would have been approximately $19.4 million, $134.7million, $(48.4) million and $105.7 million, respectively.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise

Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
36

Columbia Small Cap Index Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
37

Columbia Small Cap Index Fund

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
38

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Semiannual Report 2012
39

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Semiannual Report 2012
40

Columbia Small Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
41

Columbia Small Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1700 D (10/12)

Semiannual Report

August 31, 2012

Columbia Small Cap Growth Fund II

Not FDIC insured • No bank guarantee • May lose value

Columbia Small Cap Growth Fund II

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Small Cap Growth Fund II

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Approval of Investment Management Services Agreement	27
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Small Cap Growth Fund II

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Growth Fund II (the Fund) Class A shares returned -0.74% excluding sales charges for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the Russell 2000 Growth Index, which returned -0.24% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/12/95
Excluding sales charges		-0.74	9.07	-0.04	6.56
Including sales charges		-6.45	2.82	-1.22	5.92
Class B	12/12/95
Excluding sales charges		-1.05	8.23	-0.79	5.76
Including sales charges		-6.00	3.23	-1.13	5.76
Class C	09/22/97
Excluding sales charges		-1.12	8.24	-0.80	5.75
Including sales charges		-2.10	7.24	-0.80	5.75
Class I*	11/16/11	-0.55	9.43	0.03	6.59
Class Z	12/12/95	-0.55	9.31	0.21	6.83
Russell 2000 Growth Index		-0.24	12.72	2.94	9.40

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Small Cap Growth Fund II

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Casey's General Stores, Inc.	2.1
Hexcel Corp.	1.8
Brookdale Senior Living, Inc.	1.6
HMS Holdings Corp.	1.6
Aspen Technology, Inc.	1.5
CommVault Systems, Inc.	1.5
GNC Holdings, Inc., Class A	1.4
Elizabeth Arden, Inc.	1.4
Coinstar, Inc.	1.4
Domino's Pizza, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	99.1
Consumer Discretionary	19.1
Consumer Staples	5.5
Energy	5.6
Financials	7.7
Health Care	20.9
Industrials	17.3
Information Technology	22.4
Utilities	0.6
Money Market Funds	0.9
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Portfolio Management

Wayne Collette, CFA

Lawrence Lin, CFA

George Myers, CFA

Brian Neigut

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Small Cap Growth Fund II

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.60	1,018.40	6.78	6.87	1.35
Class B	1,000.00	1,000.00	989.50	1,014.67	10.48	10.61	2.09
Class C	1,000.00	1,000.00	988.80	1,014.62	10.53	10.66	2.10
Class I	1,000.00	1,000.00	994.50	1,020.42	4.78	4.84	0.95
Class Z	1,000.00	1,000.00	994.50	1,019.66	5.53	5.60	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2012
4

Columbia Small Cap Growth Fund II

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%

Issuer	Shares	Value ($)
Consumer Discretionary 19.2%
Diversified Consumer Services 1.4%
Coinstar, Inc.(a)	69,514	3,553,556
Hotels, Restaurants & Leisure 3.0%
Domino's Pizza, Inc.	93,727	3,321,685
Life Time Fitness, Inc.(a)	57,002	2,706,455
Six Flags Entertainment Corp.	32,328	1,785,475
Total		7,813,615
Household Durables 1.6%
Harman International Industries, Inc.	45,215	2,081,246
Skullcandy, Inc.(a)	113,815	1,745,922
Zagg, Inc.(a)	42,790	322,209
Total		4,149,377
Internet & Catalog Retail 0.8%
Kayak Software Corp.(a)	48,060	1,312,038
Shutterfly, Inc.(a)	25,270	751,782
Total		2,063,820
Leisure Equipment & Products 1.5%
Arctic Cat, Inc.(a)	60,584	2,620,864
Polaris Industries, Inc.	17,888	1,344,999
Total		3,965,863
Media 0.7%
National CineMedia, Inc.	132,893	1,926,949
Specialty Retail 7.9%
Asbury Automotive Group, Inc.(a)	63,527	1,759,062
Cabela's, Inc.(a)	49,992	2,400,116
GameStop Corp., Class A	56,025	1,068,957
GNC Holdings, Inc., Class A	96,807	3,760,952
Lumber Liquidators Holdings, Inc.(a)	43,882	2,047,534
Pier 1 Imports, Inc.	106,641	1,970,726
Rent-A-Center, Inc.	66,067	2,330,844
Select Comfort Corp.(a)	61,325	1,752,055
Tile Shop Holdings, Inc.(a)	129,485	1,625,037
Vitamin Shoppe, Inc.(a)	35,005	1,876,618
Total		20,591,901
Textiles, Apparel & Luxury Goods 2.3%
Fifth & Pacific Companies, Inc.(a)	117,273	1,553,867
Gildan Activewear, Inc.	96,529	2,932,551
Tumi Holdings, Inc.(a)	76,865	1,618,777
Total		6,105,195
Total Consumer Discretionary		50,170,276

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 5.6%
Food & Staples Retailing 3.6%
Casey's General Stores, Inc.	98,982	5,597,432
Fresh Market, Inc. (The)(a)	35,914	2,072,956
Harris Teeter Supermarkets, Inc.	43,829	1,712,399
Total		9,382,787
Food Products 0.6%
Post Holdings, Inc.(a)	46,585	1,390,562
Personal Products 1.4%
Elizabeth Arden, Inc.(a)	79,284	3,689,878
Total Consumer Staples		14,463,227
Energy 5.6%
Energy Equipment & Services 1.0%
Superior Energy Services, Inc.(a)	129,541	2,690,566
Oil, Gas & Consumable Fuels 4.6%
Energy XXI Bermuda Ltd.	81,208	2,670,931
Golar LNG Ltd.	40,208	1,572,937
Kodiak Oil & Gas Corp.(a)	120,558	1,077,789
Oasis Petroleum, Inc.(a)	103,571	3,037,738
Resolute Energy Corp.(a)	148,655	1,343,841
Teekay Tankers Ltd., Class A	237,070	945,909
Western Refining, Inc.	47,661	1,333,078
Total		11,982,223
Total Energy		14,672,789
Financials 7.8%
Commercial Banks 1.2%
Signature Bank(a)	46,719	3,019,449
Consumer Finance 0.8%
DFC Global Corp.(a)	111,364	2,073,598
Insurance 0.6%
Arthur J Gallagher & Co.	44,660	1,595,255
Real Estate Investment Trusts (REITs) 4.1%
DiamondRock Hospitality Co.	225,378	2,168,136
Home Properties, Inc.	48,348	3,087,020
Omega Healthcare Investors, Inc.	96,349	2,314,303
Redwood Trust, Inc.	106,780	1,530,158
Summit Hotel Properties, Inc.	184,466	1,571,650
Total		10,671,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Small Cap Growth Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Management & Development 1.1%
Zillow, Inc., Class A(a)	69,115	2,875,875
Total Financials		20,235,444
Health Care 21.0%
Biotechnology 6.2%
Alkermes PLC(a)	160,184	2,939,377
Amarin Corp. PLC, ADR(a)	152,167	2,083,166
Ariad Pharmaceuticals, Inc.(a)	65,359	1,343,781
Dynavax Technologies Corp.(a)	241,542	944,429
Exact Sciences Corp.(a)	123,827	1,229,602
Idenix Pharmaceuticals, Inc.(a)	309,401	1,748,116
Ironwood Pharmaceuticals, Inc.(a)	87,230	1,092,992
Onyx Pharmaceuticals, Inc.(a)	32,965	2,370,843
Rigel Pharmaceuticals, Inc.(a)	162,245	1,512,123
TESARO, Inc.(a)	75,498	934,665
Total		16,199,094
Health Care Equipment & Supplies 4.6%
Align Technology, Inc.(a)	83,992	2,851,528
Insulet Corp.(a)	139,522	2,925,776
Masimo Corp.(a)	96,797	2,137,278
NxStage Medical, Inc.(a)	150,447	1,918,199
Volcano Corp.(a)	75,334	2,130,446
Total		11,963,227
Health Care Providers & Services 5.4%
Brookdale Senior Living, Inc.(a)	191,034	4,151,169
Catamaran Corp.(a)	16,337	1,423,770
Centene Corp.(a)	42,330	1,719,021
HMS Holdings Corp.(a)	117,970	4,065,246
IPC The Hospitalist Co., Inc.(a)	59,110	2,612,071
Total		13,971,277
Health Care Technology 0.5%
athenahealth, Inc.(a)	16,204	1,431,947
Life Sciences Tools & Services 1.3%
Fluidigm Corp.(a)	80,457	1,258,347
ICON PLC, ADR(a)	93,418	2,141,141
Total		3,399,488
Pharmaceuticals 3.0%
Akorn, Inc.(a)	82,340	1,139,586
Impax Laboratories, Inc.(a)	122,043	2,888,758

Common Stocks (continued)

Issuer	Shares	Value ($)
MAP Pharmaceuticals, Inc.(a)	119,834	1,610,569
Salix Pharmaceuticals Ltd.(a)	50,145	2,204,374
Total		7,843,287
Total Health Care		54,808,320
Industrials 17.4%
Aerospace & Defense 2.5%
Hexcel Corp.(a)	210,383	4,769,382
LMI Aerospace, Inc.(a)	94,293	1,835,885
Total		6,605,267
Airlines 0.6%
Alaska Air Group, Inc.(a)	45,880	1,539,274
Building Products 1.1%
USG Corp.(a)	143,665	2,953,752
Commercial Services & Supplies 2.4%
Clean Harbors, Inc.(a)	43,436	2,362,484
Portfolio Recovery Associates, Inc.(a)	24,647	2,473,327
Tetra Tech, Inc.(a)	50,778	1,317,181
Total		6,152,992
Electrical Equipment 0.5%
Regal-Beloit Corp.	18,849	1,282,863
Machinery 3.6%
Chart Industries, Inc.(a)	24,545	1,713,241
Lindsay Corp.	26,423	1,727,007
Proto Labs, Inc.(a)	55,033	1,731,338
Trinity Industries, Inc.	49,338	1,398,239
Woodward, Inc.	84,258	2,943,132
Total		9,512,957
Marine 0.7%
Costamare, Inc.	136,781	1,801,406
Professional Services 1.3%
Acacia Research Corp.(a)	53,873	1,419,015
Advisory Board Co. (The)(a)	42,308	1,875,514
Total		3,294,529
Road & Rail 2.4%
Avis Budget Group, Inc.(a)	75,360	1,237,411
Knight Transportation, Inc.	67,252	961,704
Landstar System, Inc.	44,180	2,088,389
Roadrunner Transportation Systems, Inc.(a)	111,948	1,956,851
Total		6,244,355

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Small Cap Growth Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 2.3%
TAL International Group, Inc.	72,219	2,456,168
United Rentals, Inc.(a)	65,104	2,103,510
Watsco, Inc.	19,300	1,456,378
Total		6,016,056
Total Industrials		45,403,451
Information Technology 22.6%
Communications Equipment 0.6%
Riverbed Technology, Inc.(a)	80,000	1,599,200
Electronic Equipment, Instruments & Components 2.0%
Cognex Corp.	48,585	1,753,433
FARO Technologies, Inc.(a)	36,208	1,428,406
FEI Co.	38,543	2,070,144
Total		5,251,983
Internet Software & Services 5.3%
Angie's List, Inc.(a)	44,845	428,718
Bankrate, Inc.(a)	82,905	1,424,308
Bazaarvoice, Inc.(a)	90,792	1,347,353
Cornerstone OnDemand, Inc.(a)	26,820	719,044
CoStar Group, Inc.(a)	14,110	1,146,438
DealerTrack Holdings, Inc.(a)	89,240	2,471,056
IAC/InterActiveCorp.	56,355	2,921,443
Liquidity Services, Inc.(a)	21,875	1,146,031
Stamps.com, Inc.(a)	99,985	2,213,668
Total		13,818,059
IT Services 0.5%
Wright Express Corp.(a)	20,630	1,358,279
Semiconductors & Semiconductor Equipment 3.3%
Cirrus Logic, Inc.(a)	22,165	923,616
Kulicke & Soffa Industries, Inc.(a)	101,892	1,154,436
Microsemi Corp.(a)	53,310	1,061,402
Power Integrations, Inc.	44,805	1,552,045
Semtech Corp.(a)	110,317	2,704,973
Silicon Laboratories, Inc.(a)	32,429	1,240,085
Total		8,636,557
Software 10.9%
ACI Worldwide, Inc.(a)	29,619	1,284,872
Aspen Technology, Inc.(a)	165,345	4,031,111
CommVault Systems, Inc.(a)	79,928	4,029,970

Common Stocks (continued)

Issuer	Shares	Value ($)
Fortinet, Inc.(a)	123,339	3,269,717
Guidewire Software, Inc.(a)	107,307	3,063,615
Infoblox, Inc.(a)	59,366	1,293,585
Informatica Corp.(a)	44,390	1,447,114
Monitise PLC(a)	2,527,585	1,284,297
Parametric Technology Corp.(a)	49,449	1,050,791
Pegasystems, Inc.	26,435	714,538
Proofpoint, Inc.(a)	112,709	1,462,963
QLIK Technologies, Inc.(a)	50,757	1,073,510
TIBCO Software, Inc.(a)	67,477	2,018,912
TiVo, Inc.(a)	103,025	936,497
Ultimate Software Group, Inc.(a)	14,040	1,392,628
Total		28,354,120
Total Information Technology		59,018,198
Utilities 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	45,847	1,612,897
Total Utilities		1,612,897
Total Common Stocks (Cost: $236,138,052)		260,384,602
Warrants —%
Energy — %
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(a)(b)	34,795	10,943
Total Energy		10,943
Total Warrants (Cost: $30,196)		10,943
Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.164%(c)(d)	2,384,579	2,384,579
Total Money Market Funds (Cost: $2,384,579)		2,384,579

Total Investments (Cost: $238,552,827)	262,780,124
Other Assets & Liabilities, Net	(1,782,343)
Net Assets	260,997,781

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Small Cap Growth Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $10,943, representing 0.00% of net assets. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	03/07/11 - 06/29/11	30,196

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	8,309,425	110,241,969	(116,166,815)	2,384,579	7,551	2,384,579

(d)  The rate shown is the seven-day current annualized yield at August 31, 2012.

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Small Cap Growth Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Small Cap Growth Fund II

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	50,170,276	—	—	50,170,276
Consumer Staples	14,463,227	—	—	14,463,227
Energy	14,672,789	—	—	14,672,789
Financials	20,235,444	—	—	20,235,444
Health Care	54,808,320	—	—	54,808,320
Industrials	45,403,451	—	—	45,403,451
Information Technology	57,733,901	1,284,297	—	59,018,198
Utilities	1,612,897	—	—	1,612,897
Warrants
Energy	—	10,943	—	10,943
Total Equity Securities	259,100,305	1,295,240	—	260,395,545
Other
Money Market Funds	2,384,579	—	—	2,384,579
Total Other	2,384,579	—	—	2,384,579
Total	261,484,884	1,295,240	—	262,780,124

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Small Cap Growth Fund II

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $236,168,248)	$260,395,545
Affiliated issuers (identified cost $2,384,579)	2,384,579
Total investments (identified cost $238,552,827)	262,780,124
Foreign currency (identified cost $33,634)	33,634
Receivable for:
Investments sold	86,728
Capital shares sold	34,520
Dividends	129,577
Reclaims	941
Prepaid expenses	4,329
Trustees' deferred compensation plan	6,973
Total assets	263,076,826
Liabilities
Payable for:
Investments purchased	1,338,448
Capital shares purchased	472,264
Investment management fees	4,979
Distribution and service fees	880
Transfer agent fees	52,658
Administration fees	832
Compensation of board members	82,228
Other expenses	119,783
Trustees' deferred compensation plan	6,973
Total liabilities	2,079,045
Net assets applicable to outstanding capital stock	$260,997,781
Represented by
Paid-in capital	$256,569,452
Excess of distributions over net investment income	(1,152,632)
Accumulated net realized loss	(18,646,235)
Unrealized appreciation (depreciation) on:
Investments	24,227,297
Foreign currency translations	(101)
Total — representing net assets applicable to outstanding capital stock	$260,997,781

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Small Cap Growth Fund II

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$119,764,607
Shares outstanding	9,954,670
Net asset value per share	$12.03
Maximum offering price per share(a)	$12.76
Class B
Net assets	$564,859
Shares outstanding	54,367
Net asset value per share	$10.39
Class C
Net assets	$1,799,460
Shares outstanding	169,074
Net asset value per share	$10.64
Class I
Net assets	$2,766
Shares outstanding	218
Net asset value per share	$12.69
Class Z
Net assets	$138,866,089
Shares outstanding	10,950,025
Net asset value per share	$12.68

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Small Cap Growth Fund II

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,321,860
Dividends — affiliated issuers	7,551
Foreign taxes withheld	(3,176)
Total income	1,326,235
Expenses:
Investment management fees	975,115
Distribution fees
Class B	2,819
Class C	7,017
Service fees
Class B	940
Class C	2,339
Distribution and service fees — Class A	151,816
Transfer agent fees
Class A	107,748
Class B	660
Class C	1,659
Class Z	135,762
Administration fees	162,984
Compensation of board members	12,568
Custodian fees	7,885
Printing and postage fees	59,344
Registration fees	39,199
Professional fees	16,487
Other	13,631
Total expenses	1,697,973
Expense reductions	(12,204)
Total net expenses	1,685,769
Net investment loss	(359,534)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,594,781
Foreign currency translations	159
Net realized gain	14,594,940
Net change in unrealized appreciation (depreciation) on:
Investments	(17,061,415)
Foreign currency translations	(99)
Net change in unrealized appreciation (depreciation)	(17,061,514)
Net realized and unrealized loss	(2,466,574)
Net decrease in net assets from operations	$(2,826,108)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Small Cap Growth Fund II

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment loss	$(359,534)	$(2,792,156)
Net realized gain	14,594,940	42,087,122
Net change in unrealized appreciation (depreciation)	(17,061,514)	(42,049,514)
Net decrease in net assets resulting from operations	(2,826,108)	(2,754,548)
Increase (decrease) in net assets from capital stock activity	(47,711,018)	(56,617,816)
Proceeds from regulatory settlements (Note 6)	—	950,234
Total decrease in net assets	(50,537,126)	(58,422,130)
Net assets at beginning of period	311,534,907	369,957,037
Net assets at end of period	$260,997,781	$311,534,907
Excess of distributions over net investment income	$(1,152,632)	$(793,098)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Small Cap Growth Fund II

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	92,449	1,093,634	289,854	3,448,311
Redemptions	(661,128)	(7,781,868)	(1,744,440)	(20,573,515)
Net decrease	(568,679)	(6,688,234)	(1,454,586)	(17,125,204)
Class B shares
Redemptions(b)	(43,452)	(448,054)	(91,823)	(931,997)
Net decrease	(43,452)	(448,054)	(91,823)	(931,997)
Class C shares
Subscriptions	626	6,526	16,314	179,734
Redemptions	(19,939)	(209,535)	(69,145)	(731,862)
Net decrease	(19,313)	(203,009)	(52,831)	(552,128)
Class I shares
Subscriptions	—	—	992,391	11,207,102
Redemptions	—	—	(992,173)	(12,766,009)
Net increase	—	—	218	(1,558,907)
Class Z shares
Subscriptions	412,910	5,118,478	2,825,452	34,934,986
Redemptions	(3,653,149)	(45,490,199)	(5,808,519)	(71,384,566)
Net decrease	(3,240,239)	(40,371,721)	(2,983,067)	(36,449,580)
Total net decrease	(3,871,683)	(47,711,018)	(4,582,089)	(56,617,816)

(a) Class I shares are for the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Small Cap Growth Fund II

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$12.12		$12.17		$8.92		$5.99		$10.57		$13.79		$17.56
Income from investment operations:
Net investment loss	(0.02)		(0.11)		(0.10)		(0.07)		(0.07)		(0.10)		(0.12)
Net realized and unrealized gain (loss)	(0.07)		0.03		3.35		2.99		(4.51)		(0.41)		(0.24	)(d)
Total from investment operations	(0.09)		(0.08)		3.25		2.92		(4.58)		(0.51)		(0.36)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(2.69)		(3.41)
Tax return of capital	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	—		—		—		—		—		(2.71)		(3.41)
Proceeds from regulatory settlements	—		0.03		0.00	(e)	0.01		—		—		—
Net asset value, end of period	$12.03		$12.12		$12.17		$8.92		$5.99		$10.57		$13.79
Total return	(0.74%)		(0.41	%)(f)	36.43%		48.91%		(43.33%)		(6.45%)		(0.03%)
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.35	%(h)	1.35%		1.32	%(i)	1.37	%(i)	1.32	%(i)	1.24	%(h)(i)	1.26%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	1.35	%(h)(k)	1.34	%(k)	1.32	%(i)(k)	1.36	%(i)(k)	1.27	%(i)(k)	1.20	%(h)(i)(k)	1.23	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.35	%(h)	1.35%		1.32%		1.37%		1.32%		1.24	%(h)	1.26%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	1.35	%(h)(k)	1.34	%(k)	1.32	%(k)	1.36	%(k)	1.27	%(k)	1.20	%(h)(k)	1.23	%(k)
Net investment loss	(0.40	%)(h)(k)	(0.98	%)(k)	(1.00	%)(k)	(0.90	%)(k)	(0.80	%)(k)	(0.85	%)(h)(k)	(0.81	%)(k)
Supplemental data
Net assets, end of period (in thousands)	$119,765		$127,494		$145,802		$119,894		$90,647		$173,675		$207,258
Portfolio turnover	60%		112%		147%		105%		130%		3	%(l)	—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		—		199%		188%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  Rounds to less than $0.01.

(f)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.32%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Small Cap Growth Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$10.50		$10.63		$7.85		$5.31		$9.44		$12.49		$16.21
Income from investment operations:
Net investment loss	(0.06)		(0.18)		(0.15)		(0.12)		(0.13)		(0.13)		(0.21)
Net realized and unrealized gain (loss)	(0.05)		0.02		2.93		2.65		(4.00)		(0.40)		(0.22	)(d)
Total from investment operations	(0.11)		(0.16)		2.78		2.53		(4.13)		(0.53)		(0.43)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(2.50)		(3.29)
Tax return of capital	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	—		—		—		—		—		(2.52)		(3.29)
Proceeds from regulatory settlements	—		0.03		0.00	(e)	0.01		—		—		—
Net asset value, end of period	$10.39		$10.50		$10.63		$7.85		$5.31		$9.44		$12.49
Total return	(1.05%)		(1.22	%)(f)	35.41%		47.83%		(43.75%)		(7.15%)		(0.69%)
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.09	%(h)	2.10%		2.07	%(i)	2.12	%(i)	2.07	%(i)	1.99	%(h)(i)	2.01%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	2.09	%(h)(k)	2.09	%(k)	2.07	%(i)(k)	2.11	%(i)(k)	2.02	%(i)(k)	1.95	%(h)(i)(k)	1.98	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.09	%(h)	2.10%		2.07%		2.12%		2.07%		1.99	%(h)	2.01%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	2.09	%(h)(k)	2.09	%(k)	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(h)(k)	1.98	%(k)
Net investment loss	(1.13	%)(h)(k)	(1.74	%)(k)	(1.74	%)(k)	(1.66	%)(k)	(1.54	%)(k)	(1.60	%)(h)(k)	(1.58	%)(k)
Supplemental data
Net assets, end of period (in thousands)	$565		$1,027		$2,016		$3,340		$3,362		$9,184		$13,018
Portfolio turnover	60%		112%		147%		105%		130%		3	%(l)	—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		—		199%		188%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  Rounds to less than $0.01.

(f)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.34%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Small Cap Growth Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$10.76		$10.89		$8.04		$5.44		$9.67		$12.74		$16.47
Income from investment operations:
Net investment loss	(0.06)		(0.19)		(0.16)		(0.12)		(0.13)		(0.17)		(0.21)
Net realized and unrealized gain (loss)	(0.06)		0.03		3.01		2.71		(4.10)		(0.38)		(0.23	)(d)
Total from investment operations	(0.12)		(0.16)		2.85		2.59		(4.23)		(0.55)		(0.44)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(2.50)		(3.29)
Tax return of capital	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	—		—		—		—		—		(2.52)		(3.29)
Proceeds from regulatory settlements	—		0.03		0.00	(e)	0.01		—		—
Net asset value, end of period	$10.64		$10.76		$10.89		$8.04		$5.44		$9.67		$12.74
Total return	(1.12%)		(1.19	%)(f)	35.45%		47.79%		(43.74%)		(7.17%)		(0.74%)
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.10	%(h)	2.10%		2.07	%(i)	2.12	%(i)	2.07	%(i)	1.99	%(h)(i)	2.01%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	2.10	%(h)(k)	2.10	%(k)	2.07	%(i)(k)	2.11	%(i)(k)	2.02	%(i)(k)	1.95	%(h)(i)(k)	1.98	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.10	%(h)	2.10%		2.07%		2.12%		2.07%		1.99	%(h)	2.01%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	2.10	%(h)(k)	2.10	%(k)	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(h)(k)	1.98	%(k)
Net investment loss	(1.15	%)(h)(k)	(1.73	%)(k)	(1.75	%)(k)	(1.66	%)(k)	(1.55	%)(k)	(1.60	%)(h)(k)	(1.57	%)(k)
Supplemental data
Net assets, end of period (in thousands)	$1,799		$2,027		$2,627		$2,629		$2,081		$3,689		$4,998
Portfolio turnover	60%		112%		147%		105%		130%		3	%(l)	—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		—		199%		188%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  Rounds to less than $0.01.

(f)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.32%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Small Cap Growth Fund II

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$12.76		$11.47
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)
Net realized and unrealized gain (loss)	(0.07)		1.28
Total from investment operations	(0.07)		1.26
Proceeds from regulatory settlements	—		0.03
Net asset value, end of period	$12.69		$12.76
Total return	(0.55%)		11.25	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.95	%(e)	0.91	%(e)
Net expenses after fees waived or expenses reimbursed(f)	0.95	%(e)	0.91	%(e)(g)
Net investment loss	(0.01	%)(e)	(0.56	%)(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	60%		112%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.31%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Small Cap Growth Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008(a)(b)(c)		2007(a)
Per share data
Net asset value, beginning of period	$12.75		$12.78		$9.34		$6.25		$11.01		$14.30		$18.06
Income from investment operations:
Net investment loss	(0.01)		(0.09)		(0.08)		(0.06)		(0.05)		(0.07)		(0.08)
Net realized and unrealized gain (loss)	(0.06)		0.02		3.52		3.14		(4.71)		(0.44)		(0.23	)(d)
Total from investment operations	(0.07)		(0.07)		3.44		3.08		(4.76)		(0.51)		(0.31)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(2.76)		(3.45)
Tax return of capital	—		—		—		—		—		(0.02)		—
Total distributions to shareholders	—		—		—		—		—		(2.78)		(3.45)
Proceeds from regulatory settlements	—		0.04		0.00	(e)	0.01		—		—		—
Net asset value, end of period	$12.68		$12.75		$12.78		$9.34		$6.25		$11.01		$14.30
Total return	(0.55%)		(0.23	%)(f)	36.83%		49.44%		(43.23%)		(6.31%)		0.33%
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.10	%(h)	1.10%		1.07	%(i)	1.12	%(i)	1.07	%(i)	0.99	%(h)(i)	1.01%
Net expenses after fees waived or expenses reimbursed (including interest expense)(j)	1.10	%(h)(k)	1.09	%(k)	1.07	%(i)(k)	1.11	%(i)(k)	1.02	%(i)(k)	0.95	%(h)(i)(k)	0.98	%(k)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.10	%(h)	1.10%		1.07%		1.12%		1.07%		0.99	%(h)	1.01%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(j)	1.10	%(h)(k)	1.09	%(k)	1.07	%(k)	1.11	%(k)	1.02	%(k)	0.95	%(h)(k)	0.98	%(k)
Net investment loss	(0.14	%)(h)(k)	(0.73	%)(k)	(0.75	%)(k)	(0.65	%)(k)	(0.54	%)(k)	(0.59	%)(h)(k)	(0.56	%)(k)
Supplemental data
Net assets, end of period (in thousands)	$138,866		$180,984		$219,512		$214,574		$143,511		$279,900		$378,164
Portfolio turnover	60%		112%		147%		105%		130%		3	%(l)	—
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		—		—		—		199%		188%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  For the period from April 1, 2007 to February 29, 2008. During the period, the Fund's fiscal year end was changed from March 31 to February 29.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  Rounds to less than $0.01.

(f)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.32%.

(g)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)  Annualized.

(i)  Includes interest expense which rounds to less than 0.01%.

(j)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Small Cap Growth Fund II

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes

Semiannual Report 2012
21

Columbia Small Cap Growth Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any

Semiannual Report 2012
22

Columbia Small Cap Growth Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.70% to 0.60% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.70% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.12% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $1,086.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

Semiannual Report 2012
23

Columbia Small Cap Growth Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $12,204.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee and a monthly distribution fee at the maximum annual rates of 0.25% and 0.75%, respectively, of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,034 for Class A, $1,390 for Class B, and $6 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.41%
Class B	2.16
Class C	2.16
Class I	1.02
Class Z	1.16

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.35%
Class B	2.10
Class C	2.10
Class I	0.97
Class Z	1.10

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $238,553,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,171,000
Unrealized depreciation	(9,944,000)
Net unrealized appreciation	$24,227,000

Semiannual Report 2012
24

Columbia Small Cap Growth Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$32,560,524

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $713,352 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $166,083,107 and $216,392,263, respectively, for the six months ended August 31, 2012.

Note 6. Regulatory Settlements

During the year ended February 29, 2012, the Fund received $950,234 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At August 31, 2012, one unaffiliated shareholder account owned 44.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2012, the Board of Trustees approved a proposal to merge the Fund into Columbia Small Cap Growth Fund I. Shareholders of the Fund will vote on the proposed merger at a special meeting of shareholders to be held during the first half of 2013.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain

Semiannual Report 2012
25

Columbia Small Cap Growth Fund II

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
26

Columbia Small Cap Growth Fund II

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Growth Fund II (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
27

Columbia Small Cap Growth Fund II

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
28

Columbia Small Cap Growth Fund II

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Small Cap Growth Fund II

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Portfolio go to columbiamanagement.com. The Portfolio is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1255 D (10/12)

Semiannual Report

August 31, 2012

Columbia Overseas Value Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Overseas Value Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Overseas Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
Approval of Investment Management Services Agreement	27
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Overseas Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Overseas Value Fund (the Fund) Class Z shares returned -4.33% for the six months ended August 31, 2012.

>  The Fund's return outperformed its benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (Net), which returned -4.38% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	Life
Class I*	03/31/11	-4.32	0.24	-5.01
Class W*	03/31/11	-4.36	0.07	-5.14
Class Z	03/31/08	-4.33	0.16	-5.03
MSCI EAFE Value Index (Net)		-4.38	0.07	-4.95

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI Europe, Australasia, Far East (EAFE) Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Overseas Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Royal Dutch Shell PLC, Class B (United Kingdom)	4.6
Total SA (France)	3.3
HSBC Holdings PLC (United Kingdom)	3.2
Sanofi (France)	2.9
Novartis AG, Registered Shares (Switzerland)	2.6
Vodafone Group PLC (United Kingdom)	2.5
Australia and New Zealand Banking Group Ltd. (Australia)	2.3
Banco Santander SA (Spain)	2.2
BP PLC (United Kingdom)	2.0
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.9

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2012)
Australia	7.8
Brazil	0.8
Canada	2.3
China	1.1
Denmark	0.5
France	10.0
Germany	7.5
Hong Kong	2.4
Ireland	3.3
Israel	0.8
Italy	2.1
Japan	19.2
Netherlands	2.1
Norway	2.0
Philippines	0.5
Poland	0.8
Portugal	0.5
Singapore	1.3
South Korea	3.1
Spain	2.7
Sweden	2.7
Switzerland	5.7
Taiwan	0.6
Thailand	1.4
United Kingdom	17.8
United States	1.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Colin Moore, AIIMR

Fred Copper, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Overseas Value Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Aerospace & Defense	1.0
Auto Components	0.3
Automobiles	2.8
Beverages	0.5
Biotechnology	0.7
Capital Markets	2.0
Chemicals	1.1
Commercial Banks	20.2
Commercial Services & Supplies	1.4
Communications Equipment	0.3
Construction & Engineering	1.9
Containers & Packaging	0.7
Diversified Financial Services	2.0
Diversified Telecommunication Services	2.3
Electric Utilities	0.8
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	1.8
Food & Staples Retailing	2.7
Food Products	1.2
Hotels, Restaurants & Leisure	0.3
Household Durables	1.2
Independent Power Producers & Energy Traders	0.5
Industrial Conglomerates	1.3
Insurance	6.9
Internet & Catalog Retail	1.5
IT Services	0.8
Machinery	1.8
Media	1.8
Metals & Mining	2.8
Office Electronics	0.7
Oil, Gas & Consumable Fuels	13.1
Personal Products	0.6
Pharmaceuticals	10.0
Real Estate Management & Development	2.4
Semiconductors & Semiconductor Equipment	0.5
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	1.8
Trading Companies & Distributors	1.0
Water Utilities	0.5
Wireless Telecommunication Services	4.3
Total	99.6

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2012
4

Columbia Overseas Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class I	1,000.00	1,000.00	956.80	1,020.32	4.78	4.94	0.97
Class W	1,000.00	1,000.00	956.40	1,019.11	5.97	6.16	1.21
Class Z	1,000.00	1,000.00	956.70	1,020.32	4.78	4.94	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.31% for Class I, 1.56% for Class W and 1.31% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2012. If this change had been in place for the entire six month period ended August 31, 2012, the actual expenses paid would have been $6.46 for Class I, $7.69 for Class W and $6.46 for Class Z; the hypothetical expenses paid would have been $6.67 for Class I, $7.93 for Class W and $6.67 for Class Z.

Semiannual Report 2012
5

Columbia Overseas Value Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
Australia 7.8%
Australia and New Zealand Banking Group Ltd.	26,430	681,153
Commonwealth Bank of Australia	8,852	502,326
Iluka Resources Ltd.	9,500	91,129
Macmahon Holdings Ltd.	204,075	126,323
National Australia Bank Ltd.	16,971	444,290
Telstra Corp., Ltd.	71,234	283,513
Westpac Banking Corp.	5,513	141,678
Total		2,270,412
Brazil 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	3,400	144,214
Telefonica Brasil SA, ADR	4,824	103,089
Total		247,303
Canada 2.3%
Centerra Gold, Inc.	13,665	103,969
Cott Corp.(a)(b)	16,738	138,591
Eastern Platinum Ltd.(a)	751,438	137,214
First Quantum Minerals Ltd.	3,979	76,654
Yamana Gold, Inc.	12,804	219,332
Total		675,760
China 1.1%
China Communications Construction Co., Ltd., Class H	213,000	164,651
Spreadtrum Communications, Inc., ADR	8,054	159,147
Total		323,798
Denmark 0.5%
Pandora A/S	11,248	151,988
France 10.0%
Alcatel-Lucent(a)	64,403	73,310
AXA SA	24,214	350,553
BNP Paribas SA	9,755	423,984
Metropole Television SA	8,835	133,908
Sanofi	10,245	838,245
Total SA	19,152	956,469
Vivendi SA	7,742	151,814
Total		2,928,283

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 7.5%
Allianz SE, Registered Shares	4,312	473,320
Aurubis AG	3,465	187,667
BASF SE	2,896	225,148
Bayerische Motoren Werke AG	2,963	214,891
Deutsche Bank AG, Registered Shares	5,344	190,056
Freenet AG	18,656	286,045
Gildemeister AG	11,930	173,689
KHD Humboldt Wedag International AG(a)	43,971	260,495
Siemens AG, Registered Shares	1,911	181,284
Total		2,192,595
Hong Kong 2.4%
Asian Citrus Holdings Ltd.	331,000	157,796
Cheung Kong Holdings Ltd.	22,500	307,202
Hongkong Land Holdings Ltd.	37,000	226,068
Total		691,066
Ireland 3.2%
Amarin Corp. PLC, ADR(a)	4,750	65,028
DCC PLC	7,805	203,705
Dragon Oil PLC	23,671	221,570
Jazz Pharmaceuticals PLC(a)	5,297	241,066
Smurfit Kappa Group PLC	26,729	217,889
Total		949,258
Israel 0.8%
Teva Pharmaceutical Industries Ltd., ADR	5,635	223,033
Italy 2.0%
ENI SpA	16,966	376,008
Recordati SpA	30,941	222,025
Total		598,033
Japan 19.1%
Aeon Delight Co., Ltd.	9,900	229,964
Arnest One Corp.	23,700	348,838
Canon, Inc.	5,900	196,660
CyberAgent, Inc.	52	106,455
Daiichikosho Co., Ltd.	12,900	296,284
Fuji Machine Manufacturing Co., Ltd.	11,900	162,409
Fuyo General Lease Co., Ltd.	9,600	280,379
Hitachi Ltd.	50,000	288,101

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Honda Motor Co., Ltd.	9,800	312,231
ITOCHU Corp.	28,400	289,667
Japan Petroleum Exploration Co.	4,600	179,875
K's Holdings Corp.	5,600	159,963
Kato Sangyo Co., Ltd.	12,400	233,625
Kinki Sharyo Co., Ltd.	56,000	181,805
Mandom Corp.	7,000	186,240
Mitsubishi UFJ Financial Group, Inc.	66,700	304,899
Nissan Motor Co., Ltd.	29,600	277,589
NTT DoCoMo, Inc.	155	264,057
Otsuka Holdings Co., Ltd.	7,200	220,037
Shinko Plantech Co., Ltd.	32,900	274,635
Sumitomo Mitsui Financial Group, Inc.	17,900	557,511
Tsuruha Holdings, Inc.	3,590	234,262
Total		5,585,486
Netherlands 2.1%
ING Groep NV-CVA(a)	39,746	304,055
Koninklijke Ahold NV	25,425	314,359
Total		618,414
Norway 2.0%
Atea ASA	23,849	222,221
Electromagnetic GeoServices AS(a)	99,229	265,394
Kongsberg Automotive Holding ASA(a)	337,189	85,528
Total		573,143
Philippines 0.5%
Energy Development Corp.	1,064,700	151,523
Poland 0.8%
PGE SA	42,719	240,901
Portugal 0.5%
Banco Espirito Santo SA, Registered Shares(a)	199,133	138,760
Singapore 1.3%
DBS Group Holdings Ltd.	32,400	376,455
South Korea 3.1%
Capro Corp.	7,730	100,919
GS Home Shopping, Inc.	1,739	163,353
Hyundai Home Shopping Network Corp.	2,637	268,195

Common Stocks (continued)

Issuer	Shares	Value ($)
LG Fashon Corp.	3,877	113,725
Youngone Holdings Co., Ltd.	4,896	266,642
Total		912,834
Spain 2.7%
Banco Santander SA	89,630	639,217
Telefonica SA	11,493	145,137
Total		784,354
Sweden 2.7%
MQ Holding AB	57,552	172,946
Nordea Bank AB	33,640	311,143
Saab AB, Class B	16,349	291,321
Total		775,410
Switzerland 5.7%
Baloise Holding AG, Registered Shares	3,318	244,149
Nestlé SA, Registered Shares	2,893	179,847
Novartis AG, Registered Shares	12,678	746,975
Zurich Insurance Group AG	2,034	488,953
Total		1,659,924
Taiwan 0.6%
Huaku Development Co., Ltd.	68,167	163,268
Thailand 1.4%
Bangkok Bank PCL, Foreign Registered Shares	36,900	227,561
PTT PCL, Foreign Registered Shares	18,200	191,905
Total		419,466
United Kingdom 17.7%
AstraZeneca PLC	9,160	427,106
Aviva PLC	63,990	331,339
Barclays PLC	78,076	227,181
BP PLC	82,244	576,364
Bwin.Party Digital Entertainment PLC	64,934	97,022
HSBC Holdings PLC	106,387	924,198
ICAP PLC	36,621	184,738
Intermediate Capital Group PLC	44,901	200,984
Lancashire Holdings Ltd.	10,945	139,206
Royal Dutch Shell PLC, Class B	37,291	1,345,013
Vodafone Group PLC	252,691	728,243
Total		5,181,394

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 1.0%
Regeneron Pharmaceuticals, Inc.(a)	866	128,211
Tyco International Ltd.	2,971	167,505
Total		295,716
Total Common Stocks (Cost: $30,018,210)		29,128,577
Total Investments(c) (Cost: $30,018,210)		29,128,577
Other Assets & Liabilities, Net		112,384
Net Assets		29,240,961

Investments in Derivatives

Open Options Contracts Written at August 31, 2012

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Cott Corp.	Call	15	10	60	October 2012	150

Forward Foreign Currency Exchange Contracts Open at August 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	October 18, 2012	448,990 (USD)	431,000 (AUD)	—	(5,500)
Morgan Stanley	October 18, 2012	450,799 (USD)	431,000 (CHF)	985	—
Morgan Stanley	October 18, 2012	1,502,501 (USD)	1,197,000 (EUR)	3,795	—
Morgan Stanley	October 18, 2012	1,016,935 (USD)	641,000 (GBP)	722	—
Morgan Stanley	October 18, 2012	120,391 (USD)	9,459,000 (JPY)	464	—
Morgan Stanley	October 18, 2012	299,930 (USD)	374,000 (SGD)	104	—
Morgan Stanley	October 18, 2012	594,000 (CAD)	598,442 (USD)	—	(3,590)
Morgan Stanley	October 18, 2012	891,000 (DKK)	150,304 (USD)	—	(248)
Morgan Stanley	October 18, 2012	1,020,914,000 (KRW)	900,952 (USD)	3,534	—
Morgan Stanley	October 18, 2012	2,291,000 (NOK)	390,595 (USD)	—	(4,077)
Morgan Stanley	October 18, 2012	394,000 (PLN)	120,167 (USD)	1,906	—
Morgan Stanley	October 18, 2012	783,000 (SEK)	117,439 (USD)	—	(596)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	October 18, 2012	14,110,000 (THB)	451,303 (USD)	2,351	—
Morgan Stanley	October 18, 2012	4,476,000 (TWD)	149,310 (USD)	—	(154)
Total				13,861	(14,165)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, securities valued at $12,420 were held to cover open call options written.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	2,506,761	(2,506,761)	—	—	86	—

Abbreviation Legend

ADR American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

JPY   Japanese Yen

KRW   Korean Won

NOK  Norwegian Krone

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	3,169,559	—	3,169,559
Consumer Staples	138,591	1,306,129	—	1,444,720
Energy	—	4,387,232	—	4,387,232
Financials	—	9,784,626	—	9,784,626
Health Care	657,339	2,454,388	—	3,111,727
Industrials	167,505	2,265,312	—	2,432,817
Information Technology	159,147	780,292	—	939,439
Materials	537,169	822,753	—	1,359,922
Telecommunication Services	103,089	1,858,808	—	1,961,897
Utilities	144,214	392,424	—	536,638
Total Equity Securities	1,907,054	27,221,523	—	29,128,577
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	13,861	—	13,861
Liabilities
Options Contracts Written	(150)	—	—	(150)
Forward Foreign Currency Exchange Contracts	—	(14,165)	—	(14,165)
Total	1,906,904	27,221,219	—	29,128,123

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Overseas Value Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value (identified cost $30,018,210)	$29,128,577
Foreign currency (identified cost $102,849)	102,849
Unrealized appreciation on forward foreign currency exchange contracts	13,861
Receivable for:
Investments sold	462,659
Dividends	122,732
Reclaims	29,208
Expense reimbursement due from Investment Manager	137
Prepaid expenses	2,974
Total assets	29,862,997
Liabilities
Option contracts written, at value (premiums received $60)	150
Disbursements in excess of cash	111,216
Unrealized depreciation on forward foreign currency exchange contracts	14,165
Payable for:
Investments purchased	369,735
Capital shares purchased	5,980
Investment management fees	625
Foreign capital gains taxes deferred	20,190
Transfer agent fees	3,424
Administration fees	63
Compensation of board members	22,971
Other expenses	73,517
Total liabilities	622,036
Net assets applicable to outstanding capital stock	$29,240,961
Represented by
Paid-in capital	$36,011,256
Undistributed net investment income	423,781
Accumulated net realized loss	(6,281,589)
Unrealized appreciation (depreciation) on:
Investments	(889,633)
Foreign currency translations	(2,270)
Forward foreign currency exchange contracts	(304)
Options contracts written	(90)
Foreign capital gains tax	(20,190)
Total — representing net assets applicable to outstanding capital stock	$29,240,961

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Overseas Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class I
Net assets	$26,824,792
Shares outstanding	3,892,912
Net asset value per share	$6.89
Class W
Net assets	$2,187
Shares outstanding	318
Net asset value per share(a)	$6.89
Class Z
Net assets	$2,413,982
Shares outstanding	349,788
Net asset value per share	$6.90

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Overseas Value Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$785,455
Dividends — affiliated issuers	86
Foreign taxes withheld	(71,239)
Total income	714,302
Expenses:
Investment management fees	115,125
Service fees
Class W	3
Transfer agent fees
Class Z	15
Administration fees	11,658
Compensation of board members	6,702
Custodian fees	9,683
Printing and postage fees	32,825
Registration fees	15,150
Professional fees	24,960
Other	8,462
Total expenses	224,583
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(82,314)
Total net expenses	142,269
Net investment income	572,033
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(384,171)
Foreign currency translations	(13,270)
Forward foreign currency exchange contracts	(83,118)
Net realized loss	(480,559)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,410,719)
Foreign currency translations	(1,570)
Forward foreign currency exchange contracts	8,436
Options contracts written	(90)
Foreign capital gains tax	1,602
Net change in unrealized depreciation	(1,402,341)
Net realized and unrealized loss	(1,882,900)
Net decrease in net assets from operations	$(1,310,867)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Overseas Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012(a)
Operations
Net investment income	$572,033	$1,111,245
Net realized loss	(480,559)	(3,236,572)
Net change in unrealized depreciation	(1,402,341)	(371,989)
Net decrease in net assets resulting from operations	(1,310,867)	(2,497,316)
Distributions to shareholders:
Net investment income
Class I	(68,747)	(970,671)
Class W	(5)	(74)
Class Z	(5,538)	(80,114)
Total distributions to shareholders	(74,290)	(1,050,859)
Increase (decrease) in net assets from capital stock activity	(273,073)	25,757,219
Total increase (decrease) in net assets	(1,658,230)	22,209,044
Net assets at beginning of period	30,899,191	8,690,147
Net assets at end of period	$29,240,961	$30,899,191
Undistributed (excess of distributions over) net investment income	$423,781	$(73,962)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class I shares
Subscriptions	22,768	160,454	5,156,913	40,043,379
Distributions reinvested	10,431	68,742	156,044	970,591
Redemptions	(72,528)	(507,807)	(1,380,716)	(10,437,922)
Net increase (decrease)	(39,329)	(278,611)	3,932,241	30,576,048
Class W shares
Subscriptions	—	—	318	2,500
Net increase	—	—	318	2,500
Class Z shares
Distributions reinvested	839	5,538	12,859	80,114
Redemptions	—	—	(750,789)	(4,901,443)
Net increase (decrease)	839	5,538	(737,930)	(4,821,329)
Total net increase (decrease)	(38,490)	(273,073)	3,194,629	25,757,219

(a) Class I and Class W shares are for the period from March 31, 2011 (commencement of operations) to February 29, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Overseas Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$7.22		$7.87
Income from investment operations:
Net investment income	0.13		0.22
Net realized and unrealized loss	(0.44)		(0.62)
Total from investment operations	(0.31)		(0.40)
Less distributions to shareholders:
Net investment income	(0.02)		(0.25)
Total distributions to shareholders	(0.02)		(0.25)
Net asset value, end of period	$6.89		$7.22
Total return	(4.32%)		(4.55%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.54	%(c)	1.76	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.97	%(c)	0.84	%(c)
Net investment income	3.91	%(c)	3.37	%(c)
Supplemental data
Net assets, end of period (in thousands)	$26,825		$28,376
Portfolio turnover	22%		96%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to February 29, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Overseas Value Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$7.22		$7.87
Income from investment operations:
Net investment income	0.13		0.22
Net realized and unrealized loss	(0.45)		(0.64)
Total from investment operations	(0.32)		(0.42)
Less distributions to shareholders:
Net investment income	(0.01)		(0.23)
Total distributions to shareholders	(0.01)		(0.23)
Net asset value, end of period	$6.89		$7.22
Total return	(4.36%)		(4.81%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.76	%(c)	2.09	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.21	%(c)	1.12	%(c)
Net investment income	3.68	%(c)	3.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	22%		96%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to February 29, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Overseas Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,					Year Ended February 28,
Class Z	(Unaudited)		2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$7.23		$8.00	$6.98		$4.46		$10.00
Income from investment operations:
Net investment income	0.13		0.32	0.16		0.17		0.27
Net realized and unrealized gain (loss)	(0.44)		(0.85)	1.01		2.63		(5.56)
Total from investment operations	(0.31)		(0.53)	1.17		2.80		(5.29)
Less distributions to shareholders:
Net investment income	(0.02)		(0.24)	(0.15)		(0.28)		(0.23)
Tax return of capital	—		—	—		—		(0.02)
Total distributions to shareholders	(0.02)		(0.24)	(0.15)		(0.28)		(0.25)
Net asset value, end of period	$6.90		$7.23	$8.00		$6.98		$4.46
Total return	(4.33%)		(6.17%)	17.06%		62.60%		(53.41%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.54	%(c)	1.87%	3.65%		3.02%		3.99	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.97	%(c)	0.98%	1.15	%(e)	1.14	%(e)	1.10	%(c)(e)
Net investment income	3.91	%(c)	3.80%	2.18	%(e)	2.46	%(e)	3.72	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$2,414		$2,521	$8,690		$7,572		$4,664
Portfolio turnover	22%		96%	48%		62%		66%

Notes to Financial Highlights

(a)  For the period from March 31, 2008 (commencement of operations) to February 28, 2009.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Overseas Value Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

The Fund is authorized to issue Class A and Class C shares, which would be subject to sales charges, and Class R shares, which would not be subject to sales charges, however these share classes are not currently offered for sale and have not commenced operations.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using

Semiannual Report 2012
19

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to decrease the Funds exposure to equity risk and to increase return on investments and to establish exposures in the Fund where options provide a more efficient exposure than the underlying securities or where direct exposure is not available such as with the volatility index. Completion of

Semiannual Report 2012
20

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2012 are as follows:

	Calls
	Contracts	Premiums
Balance at February 29, 2012	—	$—
Opened	15	60
Closed	—	—
Expired	—	—
Balance at August 31, 2012	15	$60

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	13,861
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Options contracts written, at value	150
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	14,165
Total		14,315

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity contracts	—	38,352	38,352
Foreign exchange contracts	(83,118)	—	(83,118)
Total	(83,118)	38,352	(44,766)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity contracts	—	(90)	(90)
Foreign exchange contracts	8,436	—	8,436
Total	8,436	(90)	8,346

Semiannual Report 2012
21

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	66
Options Contracts	113

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master

Semiannual Report 2012
22

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $707.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The

Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class Z	0.00	%*

*Rounds to less than 0.01%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder

Semiannual Report 2012
23

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, a shareholder service plan (the Plan) which set the service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plan requires the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class W shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class I	1.31%
Class W	1.56
Class Z	1.31

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class I	0.80%
Class W	1.25
Class Z	1.00

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $30,018,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,806,000
Unrealized depreciation	(2,696,000)
Net unrealized depreciation	$(890,000)

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$365,313
2018	2,028,503
Unlimited short-term	2,338,679
Unlimited long-term	105,742
Total	$4,838,237

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $372,856 at February 29, 2012 as arising on March 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2012
24

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $6,401,157 and $6,343,862, respectively, for the six months ended August 31, 2012.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2012, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S.

securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to

Semiannual Report 2012
25

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
26

Columbia Overseas Value Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
27

Columbia Overseas Value Fund

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
28

Columbia Overseas Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Overseas Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1260 D (10/12)

Semiannual Report

August 31, 2012

Columbia Multi-Advisor International Equity Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Multi-Advisor International Equity Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	7
Portfolio of Investments	9
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	37
Approval of Investment Management Services and Subadvisory Agreements	47
Important Information About This Report	53
Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Multi-Advisor International Equity Fund (the Fund) Class A shares returned -4.46% excluding sales charges for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the MSCI EAFE Index (Net), which returned -4.00% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/03/92
Excluding sales charges		-4.46	1.45	-5.66	5.55
Including sales charges		-9.93	-4.37	-6.78	4.93
Class B	06/07/93
Excluding sales charges		-4.82	0.71	-6.37	4.69
Including sales charges		-9.57	-4.29	-6.69	4.69
Class C	06/17/92
Excluding sales charges		-4.80	0.71	-6.36	4.85
Including sales charges		-5.75	-0.29	-6.36	4.85
Class I*	09/27/10	-4.23	1.94	-5.33	5.79
Class R*	01/23/06	-4.56	1.18	-5.89	5.21
Class R4*	03/07/11	-4.37	1.64	-5.51	5.63
Class W*	09/27/10	-4.47	1.44	-5.63	5.51
Class Y*	03/07/11	-4.19	1.99	-5.36	5.78
Class Z	12/02/91	-4.31	1.69	-5.41	5.74
MSCI EAFE Index (Net)		-4.00	-0.04	-4.81	6.67

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE (Europe, Australasia and the Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Nestlé SA, Registered Shares (Switzerland)	2.4
Samsung Electronics Co., Ltd. (South Korea)	2.3
Novo Nordisk A/S, Class B (Denmark)	1.7
Anheuser-Busch InBev NV (Belgium)	1.6
Diageo PLC (United Kingdom)	1.6
BNP Paribas SA (France)	1.5
BG Group PLC (United Kingdom)	1.4
Kabel Deutschland Holding AG (Germany)	1.2
Standard Chartered PLC (United Kingdom)	1.2
Unilever PLC (United Kingdom)	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Fred Copper, CFA

Colin Moore, AIIMR

Dan Ison, IMC

Marsico Capital Management, LLC

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at August 31, 2012)
Argentina	0.3
Australia	3.5
Belgium	1.6
Brazil	2.3
Canada	0.5
Chile	0.3
China	6.2
Denmark	1.7
Finland	0.3
France	6.6
Germany	9.3
Hong Kong	2.6
India	1.4
Indonesia	2.0
Israel	0.4
Italy	1.0
Japan	6.9
Malaysia	0.3
Malta	0.0	(a)
Mexico	0.8
Netherlands	2.9
Norway	0.4
Panama	0.1
Peru	0.1
Philippines	1.4
Poland	0.1
Portugal	0.4
Russian Federation	1.0
Singapore	2.3
South Africa	0.8
South Korea	4.8
Spain	1.2
Sweden	1.0
Switzerland	6.5
Taiwan	3.6
Thailand	2.8
Turkey	0.7
United Kingdom	17.6
United States(b)	4.3
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

(b) Includes investments in affiliated money market fund.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Aerospace & Defense	1.2
Airlines	0.1
Auto Components	1.1
Automobiles	3.2
Beverages	3.8
Capital Markets	0.6
Chemicals	5.0
Commercial Banks	9.8
Commercial Services & Supplies	0.9
Communications Equipment	0.2
Computers & Peripherals	0.8
Construction & Engineering	0.8
Construction Materials	0.4
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.3
Electrical Equipment	0.8
Electrical Equipment, Instruments & Components	0.9
Energy Equipment & Services	1.0
Food & Staples Retailing	1.0
Food Products	4.5
Gas Utilities	0.3
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	1.5
Household Durables	0.8
Household Products	0.6
Independent Power Producers & Energy Traders	0.3
Industrial Conglomerates	0.8
Insurance	3.1
Internet & Catalog Retail	0.5
Internet Software & Services	1.5
IT Services	1.2
Lesiure Equipment & Products	0.1
Machinery	1.8
Media	3.6
Metals & Mining	1.9
Money Market Funds	2.1
Multiline Retail	0.6
Multi-Utilities	1.1
Office Electronics	0.4
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	6.1
Professional Services	0.9
Real Estate Investment Trusts (REITs)	1.1
Real Estate Management & Development	2.8

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2012) (continued)
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	5.0
Software	1.3
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	2.5
Tobacco	0.8
Trading Companies & Distributors	2.2
Transportation Infrastructure	1.1
Water Utilities	0.4
Wireless Telecommunication Services	3.4
Total	99.4

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Understanding Your Fund's Expenses (continued)

(Unaudited)

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	955.40	1,018.40	6.65	6.87	1.35
Class B	1,000.00	1,000.00	951.80	1,014.67	10.28	10.61	2.09
Class C	1,000.00	1,000.00	952.00	1,014.62	10.33	10.66	2.10
Class I	1,000.00	1,000.00	957.70	1,020.62	4.49	4.63	0.91
Class R	1,000.00	1,000.00	954.40	1,017.14	7.88	8.13	1.60
Class R4	1,000.00	1,000.00	956.30	1,018.95	6.11	6.31	1.24
Class W	1,000.00	1,000.00	955.30	1,018.35	6.70	6.92	1.36
Class Y	1,000.00	1,000.00	958.10	1,020.47	4.64	4.79	0.94
Class Z	1,000.00	1,000.00	956.90	1,019.66	5.43	5.60	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.05% for Class I, 1.75% for Class R,1.35% for Class R4, 1.50% for Class W, 1.05% for Class Y and 1.25% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2012. If this change had been in place for the entire six month period ended August 31, 2012, the actual expenses paid would have been $7.39 for Class A, $11.07 for Class B, $11.07 for Class C, $5.18 for Class I, $8.62 for Class R, $6.66 for Class R4, $7.39 for Class W, $5.18 for Class Y and $6.17 for Class Z; the hypothetical expenses paid would have been $7.63 for Class A, $11.42 for Class B, $11.42 for Class C, $5.35 for Class I, $8.89 for Class R, $6.87 for Class R4, $7.63 for Class W, $5.35 for Class Y and $6.36 for Class Z.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%

Issuer	Shares	Value ($)
Argentina 0.3%
MercadoLibre, Inc.(a)	38,297	3,047,675
Australia 3.4%
Australia and New Zealand Banking Group Ltd.	253,414	6,530,974
BHP Billiton Ltd.	168,659	5,584,735
Commonwealth Bank of Australia	63,277	3,590,793
Iluka Resources Ltd.(a)	184,463	1,769,459
Monadelphous Group Ltd.(a)	116,597	2,431,577
National Australia Bank Ltd.	135,525	3,547,961
Sydney Airport	540,946	1,822,834
Telstra Corp., Ltd.	1,340,192	5,333,995
Transurban Group	487,543	3,053,789
Westpac Banking Corp.	178,327	4,582,815
Total		38,248,932
Belgium 1.5%
Anheuser-Busch InBev NV	204,389	17,167,834
Brazil 1.9%
Arezzo Industria e Comercio SA	32,400	542,048
Banco Bradesco SA, ADR	118,490	1,945,606
BR Malls Participacoes SA	374,500	4,689,783
CETIP SA - Mercados Organizados	61,641	788,011
Cia Hering	45,600	993,141
Companhia de Bebidas Americas, ADR(a)	60,948	2,292,254
Itaú Unibanco Holding SA, ADR	37,071	586,093
Mahle-Metal Leve SA Industria e Comercio	113,000	1,252,525
Mills Estruturas e Servicos de Engenharia SA	96,600	1,427,181
Multiplus SA	32,100	687,575
Odontoprev SA	163,800	883,595
Qualicorp SA(b)	172,400	1,663,784
Raia Drogasil SA	52,100	555,418
Ultrapar Participacoes SA	77,400	1,695,639
Vale SA	68,000	1,113,178
Total		21,115,831
Canada 0.5%
Canadian National Railway Co.	48,276	4,419,185

Common Stocks (continued)

Issuer	Shares	Value ($)
IMAX Corp.(a)(b)	62,326	1,259,609
Total		5,678,794
Chile 0.3%
ENTEL Chile SA	70,210	1,352,244
SACI Falabella	196,017	1,779,487
Total		3,131,731
China 6.1%
AAC Technologies Holdings, Inc.	159,546	543,915
AutoNavi Holdings Ltd., ADR(a)(b)	34,983	435,888
Baidu, Inc., ADR(b)	58,823	6,555,235
Bank of China Ltd., Class H	2,716,000	991,489
Belle International Holdings Ltd.	592,000	1,070,893
Brilliance China Automotive Holdings Ltd.(a)(b)	644,000	632,669
China Communications Construction Co., Ltd., Class H	5,451,000	4,213,675
China Merchants Holdings International Co., Ltd.	234,000	674,010
China Milk Products Group Ltd.(b)(c)(d)	7,426,000	238,299
China Mobile Ltd., ADR	116,266	6,242,322
China Shenhua Energy Co., Ltd., Class H	249,000	912,430
China Telecom Corp., Ltd., Class H	1,072,000	595,318
China Unicom Hong Kong Ltd.	2,596,000	4,115,725
China Vanke Co., Ltd., Class B	2,756,170	3,458,214
CNOOC Ltd.	3,542,089	6,737,833
ENN Energy Holdings Ltd.	348,000	1,379,151
Guangdong Investment Ltd.	5,320,000	3,932,158
Industrial & Commercial Bank of China Ltd., Class H	15,422,000	8,380,994
NQ Mobile, Inc., ADR(a)(b)	67,986	522,812
PetroChina Co., Ltd., Class H	6,468,000	7,824,299
Spreadtrum Communications, Inc., ADR(a)	174,088	3,439,979
Tencent Holdings Ltd.	55,300	1,695,010
Want Want China Holdings Ltd.	875,000	1,085,360
Wynn Macau Ltd.(a)	1,030,800	2,374,021
Total		68,051,699
Denmark 1.7%
Novo Nordisk A/S, Class B	117,901	18,568,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Finland 0.3%
KONE OYJ, Class B	54,588	3,340,347
France 6.6%
Air Liquide SA	57,231	6,734,211
AtoS	52,903	3,097,502
BNP Paribas SA	360,928	15,687,113
Danone SA	73,312	4,569,096
Edenred(a)	114,430	3,057,074
European Aeronautic Defence and Space Co. NV	185,420	7,071,269
Eutelsat Communications SA	146,306	4,497,539
LVMH Moet Hennessy Louis Vuitton SA	29,129	4,755,671
Pernod-Ricard SA	41,769	4,500,849
Publicis Groupe SA	154,189	8,002,889
Schneider Electric SA(a)	125,484	7,924,833
Unibail-Rodamco SE	13,246	2,701,552
Total		72,599,598
Germany 8.4%
Adidas AG	52,304	4,092,670
Allianz SE, Registered Shares	89,369	9,809,874
BASF SE	132,198	10,277,682
Bayerische Motoren Werke AG	118,747	8,612,096
Brenntag AG	58,859	7,014,612
Continental AG	24,465	2,432,840
E.ON AG	210,603	4,843,631
Fresenius Medical Care AG & Co. KGaA	158,117	11,401,765
Hugo Boss AG	42,376	3,918,122
Kabel Deutschland Holding AG(b)	202,459	13,420,209
Lanxess AG	89,212	6,768,558
Merck KGaA	28,795	3,293,697
SAP AG	109,650	7,228,270
Total		93,114,026
Hong Kong 2.6%
AIA Group Ltd.	1,262,800	4,356,312
Cheung Kong Holdings Ltd.	337,000	4,601,206
First Pacific Co., Ltd.	1,627,969	1,751,441
Hang Lung Properties Ltd.	943,000	3,237,128
Hongkong Land Holdings Ltd.	277,000	1,692,450

Common Stocks (continued)

Issuer	Shares	Value ($)
Jardine Matheson Holdings Ltd.	38,800	2,091,135
Link REIT (The)	649,000	2,899,163
SA SA International Holdings Ltd.	1,230,000	807,450
Swire Pacific Ltd., Class A	290,300	3,437,964
Television Broadcasts Ltd.	354,000	2,560,109
Trinity Ltd.	1,548,000	1,011,510
Total		28,445,868
India 1.4%
Asian Paints Ltd.	7,857	514,541
Bajaj Auto Ltd.	11,970	348,509
Bharat Forge Ltd.	136,877	687,639
Cairn India Ltd.(b)	566,494	3,468,079
Cummins India Ltd.	90,149	745,625
Eicher Motors Ltd.	10,096	389,284
HDFC Bank Ltd., ADR	123,650	4,152,167
ICICI Bank Ltd., ADR	47,483	1,544,622
ITC Ltd.	180,541	870,012
Jubilant Foodworks Ltd.(b)	35,967	753,811
Titan Industries Ltd.	409,002	1,622,493
Total		15,096,782
Indonesia 2.0%
PT Ace Hardware Indonesia Tbk	2,236,000	1,338,212
PT AKR Corporindo Tbk	3,323,500	1,224,031
PT Bank Rakyat Indonesia Persero Tbk	2,984,500	2,180,068
PT Bank Tabungan Pensiunan Nasional Tbk(b)	1,809,000	915,499
PT Gudang Garam Tbk	200,000	1,054,586
PT Indocement Tunggal Prakarsa Tbk	1,690,000	3,593,997
PT Indofood Sukses Makmur Tbk	3,905,500	2,213,775
PT Media Nusantara Citra Tbk	11,759,500	2,624,810
PT Nippon Indosari Corpindo Tbk	1,772,500	949,894
PT Perusahaan Gas Negara Persero Tbk	5,749,500	2,233,572
PT Sumber Alfaria Trijaya Tbk	2,030,000	1,132,291
PT Tower Bersama Infrastructure Tbk(b)	3,007,500	1,222,632
PT United Tractors Tbk	524,500	1,105,837
Total		21,789,204
Israel 0.4%
Check Point Software Technologies Ltd.(b)	105,223	4,849,728

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Italy 1.0%
Intesa Sanpaolo SpA	2,939,016	4,620,868
Saipem SpA	141,261	6,707,347
Total		11,328,215
Japan 6.9%
Aeon Delight Co., Ltd.	56,600	1,314,743
Aisin Seiki Co., Ltd.	46,200	1,476,995
Ajinomoto Co., Inc.	58,000	884,883
Arnest One Corp.	167,200	2,461,003
Astellas Pharma, Inc.	21,000	1,028,298
Autobacs Seven Co., Ltd.	22,600	1,067,797
Canon, Inc.	144,100	4,803,179
Chiyoda Co., Ltd.	12,500	320,898
Daiichikosho Co., Ltd.	83,100	1,908,618
FANUC CORP.	35,900	5,898,775
Fast Retailing Co., Ltd.	5,000	1,170,396
Fuji Heavy Industries Ltd.	186,000	1,494,777
Fuji Machine Manufacturing Co., Ltd.	40,700	555,465
Fuyo General Lease Co., Ltd.	15,100	441,013
Hitachi Ltd.	425,000	2,448,857
Honda Motor Co., Ltd.	155,400	4,951,096
Hoshizaki Electric Co., Ltd.	6,600	185,440
Hoya Corp.	104,000	2,356,037
Inpex Corp.	143	818,033
ITOCHU Corp.	271,200	2,766,119
Japan Tobacco, Inc.	92,300	2,798,649
Kinki Sharyo Co., Ltd.	230,000	746,700
Lawson, Inc.	28,400	2,177,731
Marubeni Corp.(a)	340,000	2,195,509
Mitsubishi UFJ Financial Group, Inc.	580,200	2,652,209
Mitsui & Co., Ltd.	130,400	1,831,574
Nippon Telegraph & Telephone Corp.	8,600	398,769
Nissan Motor Co., Ltd.	154,700	1,450,779
Nitto Denko Corp.	56,300	2,612,460
NTT DoCoMo, Inc.	909	1,548,568
ORIX Corp.	28,130	2,617,511
Otsuka Holdings Co., Ltd.	53,800	1,644,165
Rakuten, Inc.	454,300	4,392,285

Common Stocks (continued)

Issuer	Shares	Value ($)
Shinko Plantech Co., Ltd.	88,100	735,420
SoftBank Corp.	31,300	1,280,064
Sumitomo Mitsui Financial Group, Inc.	95,400	2,971,314
Sumitomo Realty & Development Co., Ltd.	101,000	2,481,530
Toshiba Machine Co., Ltd.	117,000	466,155
Toyota Motor Corp.	76,000	3,022,148
Total		76,375,962
Malaysia 0.3%
Genting Bhd	798,800	2,307,888
RHB Capital Bhd	456,400	1,062,635
Total		3,370,523
Malta —%
BGP Holdings PLC(b)(c)(d)	2,232,232	3
Mexico 0.7%
Alfa SAB de CV, Class A	79,500	1,274,163
Alpek SA de CV	536,400	1,413,738
Fomento Economico Mexicano SAB de CV, ADR(a)	16,934	1,430,923
Grupo Financiero Banorte SAB de CV, Class O	193,600	985,610
Grupo Mexico SAB de CV, Class B(a)	339,136	1,011,721
Wal-Mart de Mexico SAB de CV, Class V	808,800	2,162,305
Total		8,278,460
Netherlands 2.8%
Aegon NV	1,283,595	6,592,027
ASML Holding NV	148,147	8,391,790
ING Groep NV-CVA(b)	1,234,816	9,446,267
Yandex NV, Class A(a)(b)	155,926	3,293,157
Ziggo NV	113,552	3,547,790
Total		31,271,031
Norway 0.4%
Subsea 7 SA	173,154	3,979,762
Panama 0.1%
Copa Holdings SA, Class A	9,218	715,593
Peru 0.1%
Credicorp Ltd.	13,186	1,589,309

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Philippines 1.4%
Aboitiz Power Corp.	4,036,100	3,268,076
GT Capital Holdings, Inc.(b)	317,080	4,052,648
Metropolitan Bank & Trust	1,736,510	3,765,253
Security Bank Corp.	1,013,700	3,498,919
SM Investments Corp.	72,130	1,218,605
Total		15,803,501
Poland 0.1%
Eurocash SA	99,688	1,203,126
Portugal 0.4%
Galp Energia SGPS SA	288,191	4,329,903
Russian Federation 1.0%
Gazprom OAO, ADR	360,397	3,483,237
Globaltrans Investment PLC, GDR(e)	67,450	1,268,060
Globaltrans Investment PLC, GDR, Foreign Registered Shares	20,570	386,716
Lukoil OAO, ADR	37,977	2,166,208
Magnit OJSC, GDR(e)	28,775	917,635
Mobile Telesystems OJSC, ADR	80,365	1,479,520
NovaTek OAO	82,630	933,287
Total		10,634,663
Singapore 2.3%
Amtek Engineering Ltd.	2,302,000	1,100,770
CapitaCommercial Trust	1,217,000	1,387,514
CDL Hospitality Trusts	1,278,000	2,083,108
DBS Group Holdings Ltd.	356,000	4,136,357
Fraser and Neave Ltd.	114,000	751,398
Hutchison Port Holdings Trust Unit	6,045,000	4,233,966
Keppel Corp., Ltd.	86,000	773,203
Mapletree Industrial Trust	1,395,000	1,522,814
Mapletree Logistics Trust	1,676,000	1,492,916
SembCorp Industries Ltd.	618,000	2,807,186
Singapore Technologies Engineering Ltd.	1,098,000	3,006,940
Wing Tai Holdings Ltd.	1,627,000	1,997,268
Total		25,293,440

Common Stocks (continued)

Issuer	Shares	Value ($)
South Africa 0.8%
AVI Ltd.	227,712	1,571,736
Barloworld Ltd.	94,003	794,266
Clicks Group Ltd.	149,088	1,020,179
Discovery Holdings Ltd.	111,284	763,877
FirstRand Ltd.	401,342	1,311,060
Gold Fields Ltd., ADR	54,113	666,672
Life Healthcare Group Holdings Ltd.	312,578	1,186,628
Mr. Price Group Ltd.	74,611	1,208,444
Shoprite Holdings Ltd.	17,278	347,472
Total		8,870,334
South Korea 4.8%
Capro Corp.	175,700	2,293,856
Cheil Industries, Inc.	9,686	887,494
Daum Communications Corp.	10,513	1,052,367
Hankook Tire Co., Ltd.(d)	24,760	898,027
Honam Petrochemical Corp.	6,091	1,265,593
Huchems Fine Chemical Corp.	56,940	1,219,141
Hyundai Home Shopping Network Corp.	6,709	682,338
Hyundai Motor Co.	38,641	8,229,382
Iljin Display Co., Ltd.	68,340	1,048,903
KP Chemical Corp.	136,190	1,451,027
LG Chem Ltd.	3,758	1,003,715
LG Display Co., Ltd.(b)	60,010	1,390,341
LG Household & Health Care Ltd.	2,231	1,225,545
LS Corp.	14,676	1,140,322
NCSoft Corp.	4,980	1,114,266
Samsung Electronics Co., Ltd.	22,287	24,321,407
Samsung SDI Co., Ltd.	6,953	881,305
SK Hynix, Inc.(b)	26,420	496,330
SK Innovation Co., Ltd.	8,309	1,206,824
Youngone Corp.	33,990	1,038,274
Total		52,846,457
Spain 1.2%
Amadeus IT Holding SA, Class A	272,437	6,085,841
Inditex SA	67,862	7,546,397
Total		13,632,238

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 1.0%
Atlas Copco AB, Class A	148,662	3,326,947
Elekta AB, Class B	46,313	2,360,339
Millicom International Cellular SA, SDR	63,996	5,508,399
Total		11,195,685
Switzerland 6.5%
Nestlé SA, Registered Shares	417,546	25,957,217
Novartis AG, Registered Shares	192,832	11,361,475
Roche Holding AG, Genusschein Shares	33,608	6,118,226
SGS SA, Registered Shares	2,390	4,821,557
Swatch Group AG (The)	5,399	2,210,044
Swatch Group AG (The), Registered Shares	123,009	8,690,643
Syngenta AG	18,349	6,186,805
UBS AG, Registered Shares(b)	563,694	6,305,910
Total		71,651,877
Taiwan 3.6%
Airtac International Group	125,000	612,582
Asustek Computer, Inc.	214,000	2,147,170
Catcher Technology Co., Ltd.	117,000	587,585
CTCI Corp.	971,000	1,842,352
Far EasTone Telecommunications Co., Ltd.	2,501,000	6,188,629
Formosa Chemicals & Fibre Corp.	260,000	673,697
Foxconn Technology Co., Ltd.	193,650	741,948
Giant Manufacturing Co., Ltd.	191,000	967,809
Gigabyte Technology Co., Ltd.	3,709,000	3,217,581
Hon Hai Precision Industry Co., Ltd.	691,700	1,968,892
HTC Corp.	156,000	1,350,672
Huaku Development Co., Ltd.	1,141,091	2,733,046
MediaTek, Inc.	138,000	1,481,057
PChome Online, Inc.	180,072	1,020,698
Taiwan Semiconductor Manufacturing Co., Ltd.	780,049	2,184,617
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	751,641	11,049,123
Tong Hsing Electronic Industries Ltd.	185,000	618,300
Total		39,385,758

Common Stocks (continued)

Issuer	Shares	Value ($)
Thailand 2.7%
Advanced Information Service PCL, Foreign Registered Shares	639,400	4,437,119
Bangkok Bank PCL, Foreign Registered Shares	1,076,700	6,639,982
Bangkok Expressway PCL, Foreign Registered Shares	3,000,700	2,659,902
Charoen Pokphand Foods PCL, Foreign Registered Shares	722,900	733,310
CP ALL PCL, Foreign Registered Shares	1,365,800	1,504,760
Home Product Center PCL, Foreign Registered Shares(a)	2,354,228	931,994
Indorama Ventures PCL, Foreign Registered Shares	1,241,000	1,140,717
Kasikornbank PCL, Foreign Registered Shares	466,700	2,520,543
LPN Development PCL, Foreign Registered Shares	4,367,312	2,346,526
PTT PCL, Foreign Registered Shares	609,400	6,425,645
Siam Cement PCL, NVDR	95,900	1,016,670
Total		30,357,168
Turkey 0.7%
Arcelik AS	244,803	1,353,737
Tofas Turk Otomobil Fabrikasi AS	379,035	1,833,503
Turk Traktor ve Ziraat Makineleri AS	34,946	753,014
Turkiye Garanti Bankasi AS	596,747	2,558,612
Turkiye Halk Bankasi AS	96,074	866,102
Total		7,364,968
United Kingdom 17.6%
Aggreko PLC	132,131	4,951,383
ARM Holdings PLC	360,146	3,282,466
Barclays PLC	548,254	1,595,275
BG Group PLC	728,485	14,898,627
British American Tobacco PLC	85,928	4,504,595
British Sky Broadcasting Group PLC	471,800	5,701,017
Centrica PLC	1,322,719	6,861,617
Diageo PLC	609,992	16,707,943
Experian PLC	349,369	5,569,649
GKN PLC	1,563,283	5,299,626
GlaxoSmithKline PLC	508,978	11,516,583
HSBC Holdings PLC, ADR	30,350	1,324,171

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Intercontinental Hotels Group PLC	135,610	3,456,022
Johnson Matthey PLC(b)	130,549	4,977,090
Legal & General Group PLC	3,347,454	6,803,531
Next PLC	63,505	3,604,904
Persimmon PLC	453,668	5,028,093
Prudential PLC	496,409	6,203,319
Rio Tinto PLC	168,933	7,337,717
Rolls-Royce Holdings PLC(b)	261,114	3,403,949
Shire PLC	325,294	9,896,493
Smith & Nephew PLC	509,669	5,397,887
Standard Chartered PLC	592,223	13,085,136
Tullow Oil PLC	507,794	10,989,886
Unilever PLC	329,401	11,841,619
Vodafone Group PLC	3,091,181	8,908,628
Whitbread PLC	132,026	4,465,281
Wolseley PLC	168,458	6,799,500
Total		194,412,007
United States 2.2%
Accenture PLC, Class A	73,486	4,526,738
Freeport-McMoRan Copper & Gold, Inc.	112,846	4,074,869
LyondellBasell Industries NV, Class A	118,655	5,795,110
Perrigo Co.(a)	41,753	4,591,578
Seagate Technology PLC	70,234	2,248,190
Wynn Resorts Ltd.	33,524	3,458,671
Total		24,695,156
Total Common Stocks (Cost: $928,171,510)		1,062,831,528

Preferred Stocks 1.3%

Brazil 0.4%
Petroleo Brasileiro SA	388,700	3,998,254
Germany 0.9%
Henkel AG & Co. KGaA	66,935	5,059,028
Volkswagen AG	28,342	5,005,059
Total		10,064,087
Total Preferred Stocks (Cost: $11,405,023)		14,062,341

Money Market Funds 2.1%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.164%(f)(g)	23,036,178	23,036,178
Total Money Market Funds (Cost: $23,036,178)		23,036,178

Investments of Cash Collateral Received for Securities on Loan 1.8%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.8%
Citigroup Global Markets, Inc.(h) dated 08/31/12, matures 09/04/12, repurchase price $1,000,023	0.210%	1,000,000	1,000,000
repurchase price $2,000,047	0.210%	2,000,000	2,000,000
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $1,222,339(h)	0.150%	1,222,318	1,222,318
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $4,000,102(h)	0.230%	4,000,000	4,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,133(h)	0.240%	5,000,000	5,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $7,000,179(h)	0.230%	7,000,000	7,000,000
Total			20,222,318
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $20,222,318)			20,222,318
Total Investments (Cost: $982,835,029)			1,120,152,365
Other Assets & Liabilities, Net			(13,466,766)
Net Assets			1,106,685,599

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $907,200 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MSCI EAFE Index	216	15,859,800	September 2012	1,328,621	—

Forward Foreign Currency Exchange Contracts Open at August 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities LLC	September 28, 2012	47,429,000 (CHF)	49,487,171 (USD)	—	(209,871)
HSBC Securities (USA), Inc.	September 28, 2012	98,718,000 (EUR)	123,118,622 (USD)	—	(1,077,617)
State Street Bank & Trust Company	September 28, 2012	46,924,000 (GBP)	74,146,255 (USD)	—	(355,537)
Barclays Bank PLC	September 28, 2012	124,143,828 (USD)	119,267,000 (AUD)		(1,185,570)
Goldman, Sachs & Co.	September 28, 2012	49,449,449 (USD)	48,906,000 (CAD)	140,012	—
Citigroup Global Markets Inc.	September 28, 2012	74,641,048 (USD)	94,421,000 (NZD)	—	(502,666)
Barclays Capital	October 18, 2012	24,054,000 (BRL)	11,798,695 (USD)	28,054	—
Barclays Capital	October 18, 2012	11,518,000 (BRL)	5,568,286 (USD)	—	(67,959)
Barclays Capital	October 18, 2012	5,866,000 (CAD)	5,914,081 (USD)	—	(31,236)
Barclays Capital	October 18, 2012	49,251,000 (DKK)	8,315,830 (USD)	—	(6,081)
Barclays Capital	October 18, 2012	113,322,915,000 (IDR)	11,816,779 (USD)	6,379	—
Barclays Capital	October 18, 2012	330,195,000 (INR)	5,929,587 (USD)	46,837	—
Barclays Capital	October 18, 2012	63,146,173,000 (KRW)	55,640,297 (USD)	132,664	—
Barclays Capital	October 18, 2012	109,360,000 (MXN)	8,272,565 (USD)	24,665	—
Barclays Capital	October 18, 2012	10,481,000 (MYR)	3,341,623 (USD)	—	(2,383)
Barclays Capital	October 18, 2012	699,038,000 (PHP)	16,525,721 (USD)	—	(64,704)
Barclays Capital	October 18, 2012	965,579,000 (THB)	30,868,894 (USD)	146,053	—
Barclays Capital	October 18, 2012	10,696,000 (TRY)	5,913,215 (USD)	70,520	—
Barclays Capital	October 18, 2012	1,237,036,000 (TWD)	41,332,353 (USD)	24,820	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	October 18, 2012	59,103,248 (USD)	56,776,000 (AUD)	—	(681,871)
Barclays Capital	October 18, 2012	23,734,521 (USD)	22,694,000 (CHF)	53,849	—
Barclays Capital	October 18, 2012	46,688,639 (USD)	37,204,000 (EUR)	128,595	—
Barclays Capital	October 18, 2012	45,007,920 (USD)	28,373,000 (GBP)	37,323	—
Barclays Capital	October 18, 2012	152,164,296 (USD)	11,961,331,000 (JPY)	662,149	—
Barclays Capital	October 18, 2012	5,938,375 (USD)	34,793,000 (NOK)	55,432	—
Barclays Capital	October 18, 2012	21,399,978 (USD)	141,933,000 (SEK)	—	(3,956)
Barclays Capital	October 18, 2012	79,111,000 (ZAR)	9,472,783 (USD)	113,902	—
Total				1,671,254	(4,189,451)

Notes to Portfolio of Investments

(a)  At August 31, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $238,302, representing 0.02% of net assets. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02/04/09 - 05/14/09	—
China Milk Products Group Ltd.	09/11/06 - 07/02/09	4,479,619

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $1,136,329, which represents 0.10% of net assets.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $2,185,695 or 0.20% of net assets.

(f)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	16,462,496	469,612,245	(463,038,563)	23,036,178	25,657	23,036,178

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	327,085
Fannie Mae-Aces	112,242
Freddie Mac REMICS	435,978
Government National Mortgage Association	144,695
Total market value of collateral securities	1,020,000
Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	654,169
Fannie Mae-Aces	224,485
Freddie Mac REMICS	871,955
Government National Mortgage Association	289,391
Total market value of collateral securities	2,040,000
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	1,246,766
Total market value of collateral securities	1,246,766
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.230%)
United States Treasury Inflation Indexed Bonds	683,713
United States Treasury Note/Bond	2,945,646
United States Treasury Strip Coupon	369,418
United States Treasury Strip Principal	81,223
Total market value of collateral securities	4,080,000
Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	600,862
Fannie Mae REMICS	1,564,506
Freddie Mac Non Gold Pool	170,373
Freddie Mac Reference REMIC	42
Freddie Mac REMICS	907,228
Ginnie Mae I Pool	4,750
Ginnie Mae II Pool	54,705
Government National Mortgage Association	1,797,670
Total market value of collateral securities	5,100,136

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Nomura Securities (0.230%)
Fannie Mae Pool	4,901,868
Freddie Mac Gold Pool	2,238,132
Total market value of collateral securities	7,140,000

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

NVDR  Non-voting Depository Receipt

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

SDR  Swedish Depositary Receipt

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

SEK  Swedish Krona

THB  Thailand Baht

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,285,480	153,836,350	898,027	164,019,857
Consumer Staples	6,440,901	106,940,097	238,299	113,619,297
Energy	3,861,847	73,450,611	—	77,312,458
Financials	17,605,370	194,908,100	3	212,513,473
Health Care	7,138,957	83,773,896	—	90,912,853
Industrials	8,523,697	114,342,678	—	122,866,375
Information Technology	39,968,526	85,556,308	—	125,524,834
Materials	14,075,289	67,309,164	—	81,384,453
Telecommunication Services	9,074,086	43,085,636	—	52,159,722
Utilities	—	22,518,206	—	22,518,206
Preferred Stocks
Consumer Discretionary	5,005,059	—	—	5,005,059
Consumer Staples	—	5,059,028	—	5,059,028
Energy	3,998,254	—	—	3,998,254
Total Equity Securities	124,977,466	950,780,074	1,136,329	1,076,893,869
Other
Money Market Funds	23,036,178	—	—	23,036,178
Investments of Cash Collateral Received for Securities on Loan	—	20,222,318	—	20,222,318
Total Other	23,036,178	20,222,318	—	43,258,496
Investments in Securities	148,013,644	971,002,392	1,136,329	1,120,152,365
Derivatives
Assets
Futures Contracts	1,328,621	—	—	1,328,621
Forward Foreign Currency Exchange Contracts	—	1,671,254	—	1,671,254
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,189,451)	—	(4,189,451)
Total	149,342,265	968,484,195	1,136,329	1,118,962,789

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, August 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$2,409,202	$—	$—	$2,409,202

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of February 29, 2012	373,678
Accrued discounts/premiums	—
Realized gain (loss)	(341,308)
Change in unrealized appreciation (depreciation)(a)	285,107
Sales	(1,079,885)
Purchases	892,951
Transfers into Level 3	1,005,786
Transfers out of Level 3	—
Balance as of August 31, 2012	1,136,329

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $10,765.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Common Stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 2 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $939,576,533)	$1,076,893,869
Affiliated issuers (identified cost $23,036,178)	23,036,178
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $20,222,318)	20,222,318
Total investments (identified cost $982,835,029)	1,120,152,365
Foreign currency (identified cost $1,652,360)	1,652,419
Margin deposits on futures contracts	907,200
Unrealized appreciation on forward foreign currency exchange contracts	1,671,254
Receivable for:
Investments sold	19,628,351
Capital shares sold	789,987
Dividends	2,553,422
Interest	12,878
Reclaims	2,797,550
Variation margin on futures contracts	133,920
Prepaid expenses	9,714
Trustees' deferred compensation plan	110,398
Total assets	1,150,419,458
Liabilities
Disbursements in excess of cash	818,442
Due upon return of securities on loan	20,222,318
Unrealized depreciation on forward foreign currency exchange contracts	4,189,451
Payable for:
Investments purchased	15,627,701
Capital shares purchased	1,064,205
Investment management fees	22,835
Distribution and service fees	4,221
Foreign capital gains taxes deferred	1,050,034
Transfer agent fees	287,958
Administration fees	2,304
Plan administration fees	27
Compensation of board members	131,541
Other expenses	202,424
Trustees' deferred compensation plan	110,398
Total liabilities	43,733,859
Net assets applicable to outstanding capital stock	$1,106,685,599
Represented by
Paid-in capital	$2,028,433,813
Undistributed net investment income	13,804,542
Accumulated net realized loss	(1,070,509,205)
Unrealized appreciation (depreciation) on:
Investments	137,317,336
Foreign currency translations	(121,277)
Forward foreign currency exchange contracts	(2,518,197)
Futures contracts	1,328,621
Foreign capital gains tax	(1,050,034)
Total — representing net assets applicable to outstanding capital stock	$1,106,685,599
*Value of securities on loan	$21,195,943

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$311,557,295
Shares outstanding	28,196,048
Net asset value per share	$11.05
Maximum offering price per share(a)	$11.72
Class B
Net assets	$7,100,164
Shares outstanding	708,660
Net asset value per share	$10.02
Class C
Net assets	$13,048,174
Shares outstanding	1,318,320
Net asset value per share	$9.90
Class I
Net assets	$17,773,730
Shares outstanding	1,584,441
Net asset value per share	$11.22
Class R
Net assets	$1,656,285
Shares outstanding	150,110
Net asset value per share	$11.03
Class R4
Net assets	$124,296
Shares outstanding	11,092
Net asset value per share	$11.21
Class W
Net assets	$227,833,412
Shares outstanding	20,619,440
Net asset value per share	$11.05
Class Y
Net assets	$13,346,693
Shares outstanding	1,188,690
Net asset value per share	$11.23
Class Z
Net assets	$514,245,550
Shares outstanding	45,865,576
Net asset value per share	$11.21

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$26,724,459
Dividends — affiliated issuers	25,657
Interest	11,405
Income from securities lending — net	691,921
Foreign taxes withheld	(2,652,941)
Total income	24,800,501
Expenses:
Investment management fees	4,950,960
Distribution fees
Class B	36,324
Class C	51,126
Class R	4,383
Service fees
Class B	12,108
Class C	17,042
Class W	285,753
Distribution and service fees — Class A	404,549
Transfer agent fees
Class A	296,916
Class B	8,969
Class C	12,509
Class R	1,608
Class R4	33
Class W	208,940
Class Y	67
Class Z	656,341
Administration fees	499,797
Plan administration fees
Class R4	159
Compensation of board members	32,740
Custodian fees	255,487
Printing and postage fees	194,174
Registration fees	68,404
Professional fees	66,285
Line of credit interest expense	3,396
Other	76,606
Total expenses	8,144,676
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(68,963)
Expense reductions	(35,648)
Total net expenses	8,040,065
Net investment income	16,760,436
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,895,262
Foreign currency translations	(1,135,730)
Forward foreign currency exchange contracts	(11,709,264)
Futures contracts	(2,041,268)
Net realized gain	4,009,000
Net change in unrealized appreciation (depreciation) on:
Investments	(91,362,393)
Foreign currency translations	121,503
Forward foreign currency exchange contracts	3,044,220
Futures contracts	1,243,000
Foreign capital gains tax	(85,220)
Net change in unrealized appreciation (depreciation)	(87,038,890)
Net realized and unrealized loss	(83,029,890)
Net decrease in net assets from operations	$(66,269,454)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$16,760,436	$28,106,557
Net realized gain	4,009,000	19,443,856
Net change in unrealized depreciation	(87,038,890)	(263,417,593)
Net decrease in net assets resulting from operations	(66,269,454)	(215,867,180)
Distributions to shareholders
Net investment income
Class A	(3,027,371)	—
Class B	(20,397)	—
Class C	(26,203)	—
Class I	(253,175)	—
Class R	(12,240)	—
Class R4	(1,336)	—
Class W	(2,190,463)	—
Class Y	(184,497)	—
Class Z	(7,113,391)	—
Total distributions to shareholders	(12,829,073)	—
Increase (decrease) in net assets from capital stock activity	(617,745,113)	764,294,162
Proceeds from regulatory settlements (Note 6)	—	3,493,349
Total increase (decrease) in net assets	(696,843,640)	551,920,331
Net assets at beginning of period	1,803,529,239	1,251,608,908
Net assets at end of period	$1,106,685,599	$1,803,529,239
Undistributed net investment income	$13,804,542	$9,873,179

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	608,264	6,571,108	1,249,749	14,338,616
Fund merger	—	—	34,476,734	434,440,590
Distributions reinvested	263,311	2,785,831	—	—
Redemptions	(3,222,658)	(35,384,666)	(7,159,583)	(80,561,789)
Net increase (decrease)	(2,351,083)	(26,027,727)	28,566,900	368,217,417
Class B shares
Subscriptions	3,115	30,947	17,098	179,680
Fund merger	—	—	1,930,534	22,137,479
Distributions reinvested	2,048	19,677	—	—
Redemptions(b)	(419,078)	(4,076,839)	(894,164)	(9,505,958)
Net increase (decrease)	(413,915)	(4,026,215)	1,053,468	12,811,201
Class C shares
Subscriptions	36,164	352,265	114,245	1,138,984
Fund merger	—	—	1,792,925	20,291,719
Distributions reinvested	2,361	22,410	—	—
Redemptions	(165,772)	(1,624,321)	(575,170)	(5,732,863)
Net increase (decrease)	(127,247)	(1,249,646)	1,332,000	15,697,840
Class I shares
Subscriptions	190,049	1,987,389	15,900,534	196,608,468
Fund merger	—	—	19,889,124	254,159,984
Distributions reinvested	23,575	252,962	—	—
Redemptions	(5,229,574)	(61,793,442)	(32,917,296)	(361,648,370)
Net increase (decrease)	(5,015,950)	(59,553,091)	2,872,362	89,120,082
Class R shares
Subscriptions	15,262	167,681	77,654	830,832
Fund merger	—	—	166,754	2,099,341
Distributions reinvested	1,126	11,906	—	—
Redemptions	(29,365)	(311,560)	(104,347)	(1,167,905)
Net increase (decrease)	(12,977)	(131,973)	140,061	1,762,268
Class R4 shares
Subscriptions	—	—	289	3,528
Fund merger	—	—	14,235	181,792
Distributions reinvested	117	1,255	—	—
Redemptions	(401)	(4,332)	(3,148)	(34,474)
Net increase (decrease)	(284)	(3,077)	11,376	150,846
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	4,009,208	43,168,515	10,868,215	115,323,128
Fund merger	—	—	15,438,672	194,596,937
Distributions reinvested	207,033	2,190,409	—	—
Redemptions	(3,533,071)	(38,294,757)	(6,370,835)	(70,049,348)
Net increase	683,170	7,064,167	19,936,052	239,870,717
Class Y shares
Subscriptions	115,203	1,220,000	199	2,602
Fund merger	—	—	1,172,264	14,983,504
Redemptions	(1,036)	(12,018)	(97,940)	(1,226,184)
Net increase	114,167	1,207,982	1,074,523	13,759,922
Class Z shares
Subscriptions	1,757,009	19,728,841	10,955,590	121,624,727
Fund merger	—	—	27,157,783	346,893,533
Distributions reinvested	194,693	2,089,052	—	—
Redemptions	(48,295,535)	(556,843,426)	(39,228,298)	(445,614,391)
Net decrease	(46,343,833)	(535,025,533)	(1,114,925)	22,903,869
Total net increase (decrease)	(53,467,952)	(617,745,113)	53,871,817	764,294,162

(a) Class R4 and Class Y shares are for the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.68		$12.46		$10.68		$7.44		$15.77		$17.12
Income from investment operations:
Net investment income	0.13		0.14		0.14		0.13		0.26		0.28
Net realized and unrealized gain (loss)	(0.66)		(0.94)		1.85		3.51		(8.33)		0.76
Total from investment operations	(0.53)		(0.80)		1.99		3.64		(8.07)		1.04
Less distributions to shareholders:
Net investment income	(0.10)		—		(0.21)		(0.43)		(0.07)		(0.28)
Net realized gains	—		—		—		—		(0.19)		(2.11)
Total distributions to shareholders	(0.10)		—		(0.21)		(0.43)		(0.26)		(2.39)
Proceeds from regulatory settlements	—		0.02		0.00	(a)	0.03		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$11.05		$11.68		$12.46		$10.68		$7.44		$15.77
Total return	(4.46%)		(6.26	%)(b)	18.80%		49.61%		(51.87%)		5.14%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.37	%(d)(e)	1.36%		1.33	%(d)	1.26	%(d)	1.27%		1.19	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.35	%(d)(e)(g)	1.32	%(g)	1.33	%(d)(g)	1.26	%(d)(g)	1.27	%(g)	1.19	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.37	%(e)	1.36%		1.33%		1.26%		1.27%		1.19%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.35	%(e)(g)	1.32	%(g)	1.33	%(g)	1.26	%(g)	1.27	%(g)	1.19	%(g)
Net investment income	2.42	%(e)(g)	1.20	%(g)	1.27	%(g)	1.26	%(g)	2.05	%(g)	1.56%
Supplemental data
Net assets, end of period (in thousands)	$311,557		$356,708		$24,668		$24,243		$16,936		$41,660
Portfolio turnover	60%		112%		92%		127%		83%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.55		$11.34		$9.75		$6.82		$14.47		$15.89
Income from investment operations:
Net investment income	0.09		0.06		0.07		0.06		0.17		0.15
Net realized and unrealized gain (loss)	(0.60)		(0.87)		1.66		3.20		(7.63)		0.70
Total from investment operations	(0.51)		(0.81)		1.73		3.26		(7.46)		0.85
Less distributions to shareholders:
Net investment income	(0.02)		—		(0.14)		(0.36)		—		(0.16)
Net realized gains	—		—		—		—		(0.19)		(2.11)
Total distributions to shareholders	(0.02)		—		(0.14)		(0.36)		(0.19)		(2.27)
Proceeds from regulatory settlements	—		0.02		0.00	(a)	0.03		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$10.02		$10.55		$11.34		$9.75		$6.82		$14.47
Total return	(4.82%)		(6.97	%)(b)	17.88%		48.47%		(52.23%)		4.40%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.11	%(d)(e)	2.11%		2.08	%(d)	2.01	%(d)	2.02%		1.94	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.09	%(d)(e)(g)	2.06	%(g)	2.08	%(d)(g)	2.01	%(d)(g)	2.02	%(g)	1.94	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.11	%(e)	2.11%		2.08%		2.01%		2.02%		1.94%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.09	%(e)(g)	2.06	%(g)	2.08	%(g)	2.01	%(g)	2.02	%(g)	1.94	%(g)
Net investment income	1.77	%(e)(g)	0.62	%(g)	0.70	%(g)	0.60	%(g)	1.44	%(g)	0.89	%(g)
Supplemental data
Net assets, end of period (in thousands)	$7,100		$11,838		$784		$1,190		$1,098		$3,545
Portfolio turnover	60%		112%		92%		127%		83%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.20%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.42		$11.20		$9.63		$6.73		$14.29		$15.72
Income from investment operations:
Net investment income	0.08		0.05		0.07		0.05		0.16		0.13
Net realized and unrealized gain (loss)	(0.58)		(0.85)		1.64		3.18		(7.53)		0.71
Total from investment operations	(0.50)		(0.80)		1.71		3.23		(7.37)		0.84
Less distributions to shareholders:
Net investment income	(0.02)		—		(0.14)		(0.36)		—		(0.16)
Net realized gains	—		—		—		—		(0.19)		(2.11)
Total distributions to shareholders	(0.02)		—		(0.14)		(0.36)		(0.19)		(2.27)
Proceeds from regulatory settlements	—		0.02		0.00	(a)	0.03		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$9.90		$10.42		$11.20		$9.63		$6.73		$14.29
Total return	(4.80%)		(6.96	%)(b)	17.89%		48.67%		(52.26%)		4.37%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.12	%(d)(e)	2.10%		2.08	%(d)	2.01	%(d)	2.02%		1.94	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.10	%(d)(e)(g)	2.07	%(g)	2.08	%(d)(g)	2.01	%(d)(g)	2.02	%(g)	1.94	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.12	%(e)	2.10%		2.08%		2.01%		2.02%		1.94%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.10	%(e)(g)	2.07	%(g)	2.08	%(g)	2.01	%(g)	2.02	%(g)	1.94	%(g)
Net investment income	1.68	%(e)(g)	0.48	%(g)	0.72	%(g)	0.55	%(g)	1.38	%(g)	0.79	%(g)
Supplemental data
Net assets, end of period (in thousands)	$13,048		$15,058		$1,272		$1,728		$1,349		$3,863
Portfolio turnover	60%		112%		92%		127%		83%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$11.89		$12.62		$11.64
Income from investment operations:
Net investment income	0.16		0.22		0.02
Net realized and unrealized gain (loss)	(0.67)		(0.97)		1.21
Total from investment operations	(0.51)		(0.75)		1.23
Less distributions to shareholders:
Net investment income	(0.16)		—		(0.25)
Total distributions to shareholders	(0.16)		—		(0.25)
Proceeds from regulatory settlements	—		0.02		0.00	(b)
Net asset value, end of period	$11.22		$11.89		$12.62
Total return	(4.23%)		(5.78	%)(c)	10.69%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.91	%(e)(f)	0.84%		0.95	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.91	%(e)(f)	0.84%		0.95	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.91	%(f)	0.84%		0.95	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.91	%(f)	0.84%		0.95	%(f)(h)
Net investment income	2.85	%(f)	1.87%		0.32	%(f)(h)
Supplemental data
Net assets, end of period (in thousands)	$17,774		$78,467		$47,056
Portfolio turnover	60%		112%		92%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.64		$12.45		$10.68		$7.44		$15.76		$17.12
Income from investment operations:
Net investment income	0.12		0.11		0.13		0.09		0.21		0.06
Net realized and unrealized gain (loss)	(0.65)		(0.94)		1.83		3.53		(8.30)		0.93
Total from investment operations	(0.53)		(0.83)		1.96		3.62		(8.09)		0.99
Less distributions to shareholders:
Net investment income	(0.08)		—		(0.19)		(0.41)		(0.04)		(0.24)
Net realized gains	—		—		—		—		(0.19)		(2.11)
Total distributions to shareholders	(0.08)		—		(0.19)		(0.41)		(0.23)		(2.35)
Proceeds from regulatory settlements	—		0.02		0.00	(a)	0.03		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$11.03		$11.64		$12.45		$10.68		$7.44		$15.76
Total return	(4.56%)		(6.51	%)(b)	18.47%		49.28%		(52.00%)		4.87%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.62	%(d)(e)	1.62%		1.58	%(d)	1.51	%(d)	1.52%		1.44	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.60	%(d)(e)(g)	1.57	%(g)	1.58	%(d)(g)	1.51	%(d)(g)	1.52	%(g)	1.44	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.62	%(e)	1.62%		1.58%		1.51%		1.52%		1.44%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.60	%(d)(e)(g)	1.57	%(g)	1.58	%(g)	1.51	%(g)	1.52	%(g)	1.44	%(g)
Net investment income	2.18	%(e)(g)	0.98	%(g)	1.13	%(g)	0.86	%(g)	1.70	%(g)	0.31	%(g)
Supplemental data
Net assets, end of period (in thousands)	$1,656		$1,899		$287		$289		$112		$196
Portfolio turnover	60%		112%		92%		127%		83%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$11.85		$12.54
Income from investment operations:
Net investment income	0.14		0.15
Net realized and unrealized loss	(0.66)		(0.86)
Total from investment operations	(0.52)		(0.71)
Less distributions to shareholders:
Net investment income	(0.12)		—
Total distributions to shareholders	(0.12)		—
Proceeds from regulatory settlements	—		0.02
Net asset value, end of period	$11.21		$11.85
Total return	(4.37%)		(5.50	%)(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.24	%(d)(e)	1.21	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.24	%(d)(e)	1.21	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.24	%(d)	1.21	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.24	%(d)	1.21	%(d)
Net investment income	2.53	%(d)	1.33	%(d)
Supplemental data
Net assets, end of period (in thousands)	$124		$135
Portfolio turnover	60%		112%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$11.68		$12.46		$11.48
Income from investment operations:
Net investment income	0.13		0.12		0.02
Net realized and unrealized gain (loss)	(0.66)		(0.92)		1.17
Total from investment operations	(0.53)		(0.80)		1.19
Less distributions to shareholders:
Net investment income	(0.10)		—		(0.21)
Total distributions to shareholders	(0.10)		—		(0.21)
Proceeds from regulatory settlements	—		0.02		0.00	(b)
Net asset value, end of period	$11.05		$11.68		$12.46
Total return	(4.47%)		(6.26	%)(c)	10.52%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.37	%(e)(f)	1.38%		1.30	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.36	%(e)(f)(h)	1.33	%(h)	1.30	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.37	%(f)	1.38%		1.30	%(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.36	%(f)(h)	1.33	%(h)	1.30	%(f)(h)
Net investment income	2.41	%(f)(h)	1.06	%(h)	0.33	%(f)(h)
Supplemental data
Net assets, end of period (in thousands)	$227,833		$232,777		$3
Portfolio turnover	60%		112%		92%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class Y	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$11.89		$12.55
Income from investment operations:
Net investment income	0.16		0.18
Net realized and unrealized loss	(0.66)		(0.86)
Total from investment operations	(0.50)		(0.68)
Less distributions to shareholders:
Net investment income	(0.16)		—
Total distributions to shareholders	(0.16)		—
Proceeds from regulatory settlements	—		0.02
Net asset value, end of period	$11.23		$11.89
Total return	(4.19%)		(5.26	%)(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.94	%(d)(e)	0.88	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.94	%(d)(e)	0.88	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.94	%(d)	0.88	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.94	%(d)	0.88	%(d)
Net investment income	2.77	%(d)	1.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$13,347		$12,780
Portfolio turnover	60%		112%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.86		$12.62		$10.81		$7.52		$15.96		$17.29
Income from investment operations:
Net investment income	0.15		0.18		0.18		0.17		0.29		0.32
Net realized and unrealized gain (loss)	(0.67)		(0.96)		1.87		3.55		(8.43)		0.78
Total from investment operations	(0.52)		(0.78)		2.05		3.72		(8.14)		1.10
Less distributions to shareholders:
Net investment income	(0.13)		—		(0.24)		(0.46)		(0.11)		(0.32)
Net realized gains	—		—		—		—		(0.19)		(2.11)
Total distributions to shareholders	(0.13)		—		(0.24)		(0.46)		(0.30)		(2.43)
Proceeds from regulatory settlements	—		0.02		0.00	(a)	0.03		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$11.21		$11.86		$12.62		$10.81		$7.52		$15.96
Total return	(4.31%)		(6.02	%)(b)	19.08%		50.09%		(51.76%)		5.42%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.11	%(d)(e)	1.11%		1.08	%(d)	1.01	%(d)	1.02%		0.94	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.10	%(d)(e)(g)	1.08	%(g)	1.08	%(d)(g)	1.01	%(d)(g)	1.02	%(g)	0.94	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.11	%(e)	1.11%		1.08%		1.01%		1.02%		0.94%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.10	%(e)(g)	1.08	%(g)	1.08	%(g)	1.01	%(g)	1.02	%(g)	0.94	%(g)
Net investment income	2.64	%(e)(g)	1.53	%(g)	1.58	%(g)	1.59	%(g)	2.28	%(g)	1.79	%(g)
Supplemental data
Net assets, end of period (in thousands)	$514,246		$1,093,867		$1,177,541		$1,375,538		$1,155,598		$2,549,057
Portfolio turnover	60%		112%		92%		127%		83%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	1,328,621 *
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	1,671,254
Total		2,999,875
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	4,189,451

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity contracts	—	(2,041,268)	(2,041,268)
Foreign exchange contracts	(11,709,264)	—	(11,709,264)
Total	(11,709,264)	(2,041,268)	(13,750,532)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity contracts	—	1,243,000	1,243,000
Foreign exchange contracts	3,044,220	—	3,044,220
Total	3,044,220	1,243,000	4,287,220

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	235
Futures Contracts	731

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory Agreements below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.75% of the Fund's average daily net assets.

Prior to June 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was calculated as follows:

Fund average daily net assets*	Management fee waiver (%)
Assets up to $6 billion	0.00
Assets in excess of $6 billion and up to $10 billion	0.05
Assets in excess of $10 billion	0.10

*For purposes of the calculation, "Assets" were aggregate assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico Capital Management, LLC (Marsico).

For the six months ended August 31, 2012, no management fees were waived for the Fund.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Marsico and Threadneedle International Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Board, of the allocation that is in the best interests of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $2,727.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class R4	0.05
Class W	0.18
Class Y	0.00	*
Class Z	0.18

*Rounds to less than 0.01%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $35,648.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $45,697 for Class A, $1,504 for Class B and $181 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.50%
Class B	2.25
Class C	2.25
Class I	1.05
Class R	1.75
Class R4	1.35
Class W	1.50
Class Y	1.05
Class Z	1.25

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.32%
Class B	2.07
Class C	2.07
Class I	0.94
Class R	1.57
Class R4	1.24
Class W	1.32
Class Y	1.07
Class Z	1.07

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $982,835,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$166,734,000
Unrealized depreciation	(29,417,000)
Net unrealized appreciation	$137,317,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$432,857,320
2018	553,108,969
Total	$985,966,289

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $46,670,782 at February 29, 2012 as arising on March 1, 2012.

Columbia Multi Advisor International Equity Fund acquired capital loss carryforwards in connection with the merger with Columbia International Stock Fund, Columbia International Growth Fund, Threadneedle International Opportunity Fund, and Riversource Disciplined International Equity Fund of $218,058,552, $131,115,041, $107,220,365, and $383,816,845 respectively (Note 11). In addition to the acquired capital loss carryforwards, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforwards may be limited by the Internal Revenue Code. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to the provisions under the Internal Revenue Code are included as being expired.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $777,188,242 and $1,406,006,859, respectively, for the six months ended August 31, 2012.

Note 6. Regulatory Settlements

During the year ended February 29, 2012, the Fund received $3,493,349 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $21,195,943 were on loan, secured by U.S. government and agency securities valued at $1,692,645 and by cash collateral of $20,222,318 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 57.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended August 31, 2012, the average daily loan balance outstanding on days when borrowing existed was $12,312,500 at a weighted average interest rate of 1.24%.

Note 11. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Disciplined International Equity Fund, Threadneedle International Opportunity Fund, Columbia International Stock Fund and Columbia International Growth Fund (the acquired funds). The reorganization was completed after shareholders of the acquired funds approved the plan on February 15, 2011. The purpose of the transaction was to combine certain funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,220,172,344 and the combined net assets immediately after the acquisition were $2,509,957,223.

The merger was accomplished by a tax-free exchange of 48,647,948 shares of RiverSource Disciplined International Equity Fund valued at $370,503,572 (including $51,911,561 of unrealized appreciation), 42,587,382 shares of Threadneedle International Opportunity Fund valued at $404,664,438 (including $79,018,855 of unrealized appreciation), 30,636,953 shares of Columbia International Stock Fund valued at $379,467,637 (including $70,789,734 of unrealized appreciation), and 9,357,405 shares of Columbia International Growth Fund valued at $135,149,232 (including $32,859,049 of unrealized appreciation).

In exchange for shares of the acquired funds, the Fund issued the following number of shares:

Shares
Class A	34,476,734
Class B	1,930,534
Class C	1,792,925
Class I	19,889,124
Class R	166,754
Class R4	14,235
Class W	15,438,672
Class Y	1,172,264
Class Z	27,157,783

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired funds' cost of investments were carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011 the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended February 29, 2012, would have been approximately $35.1 million, $37.2 million, $(286.6) million and $(214.3) million, respectively.

Note 12. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi-Advisor International Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds. In addition, under the subadvisory agreements (the Subadvisory Agreements) between Columbia Management and each of Threadneedle International Limited, an affiliate of Columbia Management, and Marsico Capital Management, LLC (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for portions of the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered each Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of each Subadviser and its capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser, the Board concluded that the services being performed under each Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management's process for monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadvisers from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

accounts. Based on its review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2012

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Semiannual Report 2012

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Semiannual Report 2012

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Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Multi-Advisor International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1270 D (10/12)

Semiannual Report

August 31, 2012

Columbia Mid Cap Value Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Mid Cap Value Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Mid Cap Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	29
Approval of Investment Management Services Agreement	36
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Mid Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Value Fund (the Fund) Class A shares increased 1.22% excluding sales charges for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the Russell Midcap Value Index, which rose 2.38% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/20/01
Excluding sales charges		1.22	12.97	-0.10	8.63
Including sales charges		-4.61	6.50	-1.28	7.99
Class B	11/20/01
Excluding sales charges		0.91	12.23	-0.84	7.83
Including sales charges		-4.09	7.23	-1.22	7.83
Class C	11/20/01
Excluding sales charges		0.90	12.18	-0.83	7.82
Including sales charges		-0.10	11.18	-0.83	7.82
Class I*	09/27/10	1.44	13.48	0.07	8.72
Class R*	01/23/06	1.09	12.69	-0.35	8.36
Class R4*	03/07/11	1.34	13.20	-0.05	8.66
Class W*	09/27/10	1.21	12.99	-0.11	8.63
Class Y*	07/15/09	1.40	13.38	0.08	8.73
Class Z	11/20/01	1.34	13.33	0.15	8.89
Russell Midcap Value Index		2.38	14.80	1.78	9.54

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Mid Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Reinsurance Group of America, Inc.	1.6
XL Group PLC	1.5
NV Energy, Inc.	1.5
Axis Capital Holdings Ltd.	1.5
Fifth Third Bancorp	1.4
Edison International	1.4
UDR, Inc.	1.4
Weyerhaeuser Co.	1.4
Principal Financial Group, Inc.	1.4
Comerica, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	96.5
Consumer Discretionary	11.5
Consumer Staples	4.3
Energy	9.4
Financials	29.9
Health Care	5.7
Industrials	11.5
Information Technology	7.9
Materials	5.2
Telecommunication Services	1.3
Utilities	9.8
Money Market Funds	3.5
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Portfolio Management

Lori Ensinger, CFA

David Hoffman

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Mid Cap Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.20	1,019.26	5.98	6.01	1.18
Class B	1,000.00	1,000.00	1,009.10	1,015.48	9.77	9.80	1.93
Class C	1,000.00	1,000.00	1,009.00	1,015.48	9.77	9.80	1.93
Class I	1,000.00	1,000.00	1,014.40	1,021.48	3.76	3.77	0.74
Class R	1,000.00	1,000.00	1,010.90	1,018.00	7.25	7.27	1.43
Class R4	1,000.00	1,000.00	1,013.40	1,020.21	5.02	5.04	0.99
Class W	1,000.00	1,000.00	1,012.10	1,019.21	6.04	6.06	1.19
Class Y	1,000.00	1,000.00	1,014.00	1,020.97	4.26	4.28	0.84
Class Z	1,000.00	1,000.00	1,013.40	1,020.47	4.77	4.79	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Mid Cap Value Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.2%

Issuer	Shares	Value ($)
Consumer Discretionary 11.5%
Auto Components 1.6%
Allison Transmission Holdings, Inc.(a)	684,048	12,155,533
BorgWarner, Inc.(a)(b)	253,500	17,435,730
Tenneco, Inc.(a)(b)	927,310	28,162,405
Total		57,753,668
Automobiles 0.5%
Harley-Davidson, Inc.	454,336	19,063,938
Distributors 1.1%
Genuine Parts Co.(a)	612,600	38,691,816
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.(a)	348,029	18,080,107
International Game Technology	973,234	11,961,046
Royal Caribbean Cruises Ltd.	1,019,225	27,539,459
Starwood Hotels & Resorts Worldwide, Inc.	91,500	5,044,395
Total		62,625,007
Household Durables 0.9%
D.R. Horton, Inc.(a)	1,709,325	32,460,082
Internet & Catalog Retail 1.6%
Expedia, Inc.	155,250	7,973,640
Liberty Interactive Corp., Class A(b)	2,510,700	45,795,168
Liberty Ventures, Inc., Class A(b)	125,535	5,773,354
Total		59,542,162
Leisure Equipment & Products 0.9%
Mattel, Inc.(a)	915,450	32,168,913
Media 1.1%
DISH Network Corp., Class A	1,229,623	39,335,640
Multiline Retail 0.8%
Macy's, Inc.	762,500	30,736,375
Specialty Retail 1.3%
Foot Locker, Inc.	752,600	26,017,382
Limited Brands, Inc.(a)	452,750	22,003,650
Total		48,021,032
Total Consumer Discretionary		420,398,633
Consumer Staples 4.3%
Beverages 0.1%
Beam, Inc.	86,350	5,039,386
Food & Staples Retailing 0.3%
Safeway, Inc.(a)	679,384	10,632,360

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 2.2%
Hershey Co. (The)(a)	332,900	23,908,878
JM Smucker Co. (The)(a)	443,515	37,685,470
Ralcorp Holdings, Inc.(b)	245,800	17,441,968
Total		79,036,316
Household Products 1.1%
Clorox Co. (The)(a)	198,950	14,473,612
Energizer Holdings, Inc.(a)	374,500	25,803,050
Total		40,276,662
Tobacco 0.6%
Lorillard, Inc.	166,900	20,947,619
Total Consumer Staples		155,932,343
Energy 9.3%
Energy Equipment & Services 3.6%
Cameron International Corp.(b)	434,350	23,763,289
Dresser-Rand Group, Inc.(b)	546,150	27,646,113
Ensco PLC, Class A	259,744	14,901,513
Oceaneering International, Inc.	196,600	10,525,964
Rowan Companies PLC, Class A(b)	657,878	23,144,148
Superior Energy Services, Inc.(b)	890,100	18,487,377
Weatherford International Ltd.(b)	1,179,400	13,869,744
Total		132,338,148
Oil, Gas & Consumable Fuels 5.7%
Cabot Oil & Gas Corp.(a)	385,350	15,957,344
Cimarex Energy Co.(a)	322,090	18,426,769
HollyFrontier Corp.	1,062,200	42,796,038
Marathon Petroleum Corp.	419,700	21,719,475
Noble Energy, Inc.	198,900	17,483,310
Peabody Energy Corp.(a)	934,405	20,211,180
Southwestern Energy Co.(b)	119,700	3,726,261
Spectra Energy Corp.(a)	1,555,262	43,951,704
Whiting Petroleum Corp.(b)	546,666	24,337,570
Total		208,609,651
Total Energy		340,947,799
Financials 29.9%
Capital Markets 2.3%
Raymond James Financial, Inc.	1,281,150	45,096,480
TD Ameritrade Holding Corp.(a)	2,330,750	39,879,132
Total		84,975,612

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Banks 8.6%
CIT Group, Inc.(b)	1,107,825	41,831,472
City National Corp.(a)	814,287	41,813,637
Comerica, Inc.(a)	1,514,575	46,512,598
Cullen/Frost Bankers, Inc.(a)	629,025	34,973,790
Fifth Third Bancorp(a)	3,341,876	50,596,003
Huntington Bancshares, Inc.	4,730,283	31,219,868
SVB Financial Group(b)	473,377	27,451,132
Zions Bancorporation(a)	2,042,958	39,326,942
Total		313,725,442
Consumer Finance 0.6%
Discover Financial Services	544,090	21,072,606
Insurance 6.8%
Axis Capital Holdings Ltd.	1,553,600	52,931,152
Hartford Financial Services Group, Inc.(a)	1,987,168	35,629,922
Principal Financial Group, Inc.(a)	1,766,377	48,469,385
Reinsurance Group of America, Inc.	952,880	55,972,171
XL Group PLC	2,351,423	54,364,900
Total		247,367,530
Real Estate Investment Trusts (REITs) 9.8%
Alexandria Real Estate Equities, Inc.(a)	403,600	29,826,040
General Growth Properties, Inc.(a)	1,549,263	31,883,833
Host Hotels & Resorts, Inc.(a)	2,919,297	44,665,244
ProLogis, Inc.(a)	1,262,472	43,138,668
Rayonier, Inc.	757,059	37,088,320
SL Green Realty Corp.(a)	437,800	35,286,680
Taubman Centers, Inc.	468,300	37,473,366
UDR, Inc.(a)	1,951,600	49,277,900
Weyerhaeuser Co.(a)	1,947,011	48,500,044
Total		357,140,095
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A(b)	1,687,711	29,214,277
Thrifts & Mortgage Finance 1.0%
People's United Financial, Inc.(a)	3,109,650	37,222,511
Total Financials		1,090,718,073
Health Care 5.7%
Health Care Equipment & Supplies 3.3%
Cooper Companies, Inc. (The)	473,200	39,677,820

Common Stocks (continued)

Issuer	Shares	Value ($)
Teleflex, Inc.	555,925	36,707,728
Zimmer Holdings, Inc.	698,850	43,174,953
Total		119,560,501
Health Care Providers & Services 0.9%
Coventry Health Care, Inc.	451,575	18,799,067
VCA Antech, Inc.(a)(b)	755,100	14,603,634
Total		33,402,701
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	463,825	17,235,737
Pharmaceuticals 1.0%
Watson Pharmaceuticals, Inc.(a)(b)	462,165	37,597,123
Total Health Care		207,796,062
Industrials 11.4%
Building Products 0.8%
Owens Corning(a)(b)	872,204	29,096,725
Electrical Equipment 1.4%
Babcock & Wilcox Co. (The)(b)	1,206,900	29,774,223
Cooper Industries PLC	306,175	22,396,701
Total		52,170,924
Industrial Conglomerates 0.7%
Carlisle Companies, Inc.	467,400	24,463,716
Machinery 5.6%
AGCO Corp.(b)	663,042	27,907,438
Crane Co.	549,300	20,867,907
Dover Corp.	317,700	18,366,237
Eaton Corp.(a)	667,300	29,841,656
Kennametal, Inc.(a)	577,525	21,276,021
PACCAR, Inc.(a)	465,400	18,574,114
Parker Hannifin Corp.(a)	389,650	31,164,207
Stanley Black & Decker, Inc.	571,833	37,615,175
Total		205,612,755
Professional Services 0.7%
Manpower, Inc.(a)	689,318	25,580,591
Road & Rail 1.9%
Con-way, Inc.	583,973	17,700,222
Hertz Global Holdings, Inc.(a)(b)	1,857,150	26,334,387
Ryder System, Inc.	630,700	25,234,307
Total		69,268,916

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
AerCap Holdings NV(b)	884,894	11,193,909
Total Industrials		417,387,536
Information Technology 7.9%
Communications Equipment 0.7%
Juniper Networks, Inc.(b)	1,548,125	26,999,300
Computers & Peripherals 1.5%
Diebold, Inc.(a)	1,041,050	33,917,409
SanDisk Corp.(b)	494,700	20,391,534
Total		54,308,943
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.(b)	694,875	25,189,219
Semiconductors & Semiconductor Equipment 3.6%
Avago Technologies Ltd.	550,000	20,113,500
Fairchild Semiconductor International, Inc.(a)(b)	1,556,800	22,604,736
KLA-Tencor Corp.(a)	454,175	23,303,719
Lam Research Corp.(a)(b)	212,412	7,249,622
Maxim Integrated Products, Inc.	999,600	27,129,144
NVIDIA Corp.(b)	2,164,175	30,363,375
Total		130,764,096
Software 1.4%
Autodesk, Inc.(b)	884,950	27,477,697
Nuance Communications, Inc.(a)(b)	1,021,587	24,364,850
Total		51,842,547
Total Information Technology		289,104,105
Materials 5.2%
Chemicals 2.8%
Celanese Corp., Class A	807,648	30,900,613
International Flavors & Fragrances, Inc.(a)	327,600	19,826,352
Methanex Corp.	479,000	14,278,990
PPG Industries, Inc.	336,769	37,051,325
Total		102,057,280
Containers & Packaging 1.3%
Packaging Corp. of America	1,445,900	46,297,718
Metals & Mining 1.1%
Steel Dynamics, Inc.(a)	2,013,500	24,604,970

Common Stocks (continued)

Issuer	Shares	Value ($)
United States Steel Corp.(a)	878,575	17,088,284
Total		41,693,254
Total Materials		190,048,252
Telecommunication Services 1.3%
Wireless Telecommunication Services 1.3%
Sprint Nextel Corp.(b)	9,560,700	46,369,395
Total Telecommunication Services		46,369,395
Utilities 9.7%
Electric Utilities 4.4%
Edison International	1,145,200	50,148,308
Northeast Utilities	487,150	18,350,940
NV Energy, Inc.	3,096,000	54,303,840
PPL Corp.	1,272,000	37,307,760
Total		160,110,848
Gas Utilities 0.9%
Questar Corp.(a)	1,650,100	32,589,475
Independent Power Producers & Energy Traders 2.0%
AES Corp. (The)(b)	2,873,104	32,724,655
Calpine Corp.(b)	1,312,200	23,029,110
NRG Energy, Inc.(a)	862,600	18,407,884
Total		74,161,649
Multi-Utilities 2.4%
CMS Energy Corp.	1,560,725	36,005,925
SCANA Corp.(a)	376,350	17,823,936
Sempra Energy(a)	524,349	34,711,904
Total		88,541,765
Total Utilities		355,403,737
Total Common Stocks (Cost: $2,940,585,967)		3,514,105,935
Rights —%
Consumer Discretionary —%
Internet & Catalog Retail —%
Liberty Ventures, Inc.(b)(f)	41,845	442,302
Total Consumer Discretionary		442,302
Total Rights (Cost: $—)		442,302
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Money Market Funds 3.5%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.164%(c)(d)	129,306,245	129,306,245
Total Money Market Funds (Cost: $129,306,245)		129,306,245

Investments of Cash Collateral Received for Securities on Loan 25.6%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 5.6%
Antalis SA 09/06/12	0.270%	34,998,162	34,998,162
Atlantis One 10/11/12	0.541%	4,986,275	4,986,275
12/03/12	0.350%	9,987,944	9,987,944
Barton Capital Corporation 09/04/12	0.200%	9,999,556	9,999,556
Cancara Asset Securitisation LLC 09/04/12	0.250%	9,997,639	9,997,639
09/14/12	0.230%	9,997,764	9,997,764
Kells Funding LLC 10/12/12	0.612%	4,984,581	4,984,581
10/17/12	0.451%	14,979,938	14,979,938
10/30/12	0.360%	4,995,450	4,995,450
11/26/12	0.330%	4,995,875	4,995,875
Manhattan Asset Funding Co. LLC 09/20/12	0.210%	4,999,183	4,999,183
Royal Park Investments Funding Corp. 09/18/12	0.650%	9,994,042	9,994,042
09/25/12	0.650%	19,988,444	19,988,444
Salisbury Receivables Co. LLC 10/17/12	0.310%	9,992,594	9,992,594
11/15/12	0.310%	9,992,508	9,992,508
Scaldis Capital LLC 09/19/12	0.390%	6,997,346	6,997,346
Sheffield Receivable Corp. 10/23/12	0.310%	4,996,125	4,996,125
11/05/12	0.310%	9,991,819	9,991,819
Versailles Commercial Paper LLC 09/07/12	0.280%	9,999,456	9,999,456
Working Capital Management Co., L.P. 09/11/12	0.200%	3,999,689	3,999,689
09/17/12	0.230%	4,999,106	4,999,106
Total			205,873,496

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Certificates of Deposit 10.7%
ABM AMRO Bank N.V. 09/21/12	0.560%	6,989,996	6,989,996
Australia and New Zealand Banking Group Ltd. 10/09/12	0.460%	10,000,000	10,000,000
11/16/12	0.620%	5,000,000	5,000,000
Barclays Bank PLC 10/26/12	0.310%	15,000,000	15,000,000
Credit Suisse 11/08/12	0.403%	10,000,000	10,000,000
DZ Bank AG 11/23/12	0.360%	9,990,808	9,990,808
Deutsche Bank AG 09/14/12	0.750%	12,000,000	12,000,000
10/09/12	0.750%	10,000,000	10,000,000
11/02/12	0.736%	10,000,000	10,000,000
Development Bank of Singapore Ltd. 09/20/12	0.250%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd. 09/04/12	0.250%	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corp. 10/12/12	0.530%	10,000,000	10,000,000
11/26/12	0.388%	10,000,065	10,000,065
Mizuho Corporate Bank Ltd. 10/25/12	0.340%	5,000,000	5,000,000
11/14/12	0.340%	9,991,311	9,991,311
N.V. Bank Nederlandse Gemeenten 09/04/12	0.265%	10,000,000	10,000,000
10/04/12	0.240%	15,000,000	15,000,000
National Australia Bank 09/04/12	0.100%	25,000,000	25,000,000
National Bank of Canada 11/09/12	0.301%	7,000,000	7,000,000
Norinchukin Bank 10/31/12	0.560%	10,000,000	10,000,000
11/09/12	0.520%	15,000,000	15,000,000
11/21/12	0.370%	10,000,000	10,000,000
11/21/12	0.370%	5,000,000	5,000,000
Pohjola Bank PLC 09/21/12	0.280%	15,000,000	15,000,000
Rabobank 09/17/12	0.310%	10,021,008	10,021,008
10/26/12	0.515%	10,000,000	10,000,000
Skandinaviska Enskilda Banken 10/31/12	0.350%	15,000,000	15,000,000
Standard Chartered Bank PLC 10/05/12	0.630%	11,961,693	11,961,693

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Sumitomo Mitsui Banking Corp. 09/05/12	0.350%	5,000,000	5,000,000
10/24/12	0.330%	10,000,000	10,000,000
11/02/12	0.485%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd. 10/10/12	0.500%	9,974,648	9,974,648
11/01/12	0.486%	10,000,000	10,000,000
Svenska Handelsbanken 09/13/12	0.490%	12,000,000	12,000,000
Union Bank of Switzerland 10/10/12	0.350%	10,000,000	10,000,000
10/23/12	0.330%	15,000,000	15,000,000
Total			389,929,529
Commercial Paper 3.8%
Bank of New Zealand 11/02/12	0.366%	5,000,000	5,000,000
Caisse des Depots 10/05/12	0.562%	4,985,767	4,985,767
10/16/12	0.400%	4,994,944	4,994,944
11/28/12	0.300%	14,988,750	14,988,750
Credit Suisse 09/10/12	0.340%	14,987,250	14,987,250
DnB NOR 10/10/12	0.511%	9,974,075	9,974,075
Foreningsparbanken (Swedbank) 11/05/12	0.340%	9,991,028	9,991,028
HSBC, Inc. 11/16/12	0.310%	11,990,493	11,990,493
Macquarie Bank Ltd. 10/19/12	0.980%	10,000,000	10,000,000
PB Capital Corp. 09/10/12	0.751%	4,993,646	4,993,646
Societe Generale 09/05/12	0.230%	2,999,866	2,999,866
09/06/12	0.230%	14,999,329	14,999,329
Suncorp Metway Ltd. 09/25/12	0.450%	9,992,000	9,992,000
10/15/12	0.450%	9,992,125	9,992,125
10/16/12	0.450%	9,992,125	9,992,125
Total			139,881,398

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Other Short-Term Obligations 0.8%
Natixis Financial Products LLC 09/04/12	0.500%	30,000,000	30,000,000
Repurchase Agreements 4.7%
Credit Suisse Securities (USA) LLC(e) dated 08/28/12, matures 09/04/12, repurchase price $15,000,233	0.140%	15,000,000	15,000,000
dated 08/31/12, matures 09/04/12, repurchase price $6,558,292	0.150%	6,558,182	6,558,182
Deutsche Bank AG dated 08/31/12, matures 09/04/12, repurchase price $15,000,333(e)	0.200%	15,000,000	15,000,000
Natixis Financial Products, Inc.(e) dated 08/31/12, matures 09/04/12, repurchase price $10,000,244	0.220%	10,000,000	10,000,000
repurchase price $35,000,933	0.240%	35,000,000	35,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $40,001,022(e)	0.230%	40,000,000	40,000,000
RBS Securities, Inc. dated 08/31/12, matures 09/04/12, repurchase price $50,001,111(e)	0.200%	50,000,000	50,000,000
Total			171,558,182
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $937,242,605)			937,242,605
Total Investments (Cost: $4,007,134,817)			4,581,097,087
Other Assets & Liabilities, Net			(926,299,667)
Net Assets			3,654,797,420

Notes to Portfolio of Investments

(a)  At August 31, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	119,191,310	729,004,382	(718,889,447)	—	129,306,245	—	68,225	129,306,245

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.140%)
United States Treasury Bill	319,006
United States Treasury Inflation Indexed Bonds	681,868
United States Treasury Note/Bond	14,299,362
Total market value of collateral securities	15,300,236
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.150%)
United States Treasury Note/Bond	6,689,350
Total market value of collateral securities	6,689,350
Security Description	Value ($)
Deutsche Bank AG (0.200%)
Federal National Mortgage Association	15,300,004
Total market value of collateral securities	15,300,004
Security Description	Value ($)
Natixis Financial Products, Inc. (0.220%)
United States Treasury Bill	880,870
United States Treasury Note/Bond	9,319,380
Total market value of collateral securities	10,200,250

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $442,302, which represents 0.01% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	4,206,031
Fannie Mae REMICS	10,951,541
Freddie Mac Non Gold Pool	1,192,618
Freddie Mac Reference REMIC	295
Freddie Mac REMICS	6,350,594
Ginnie Mae I Pool	33,247
Ginnie Mae II Pool	382,935
Government National Mortgage Association	12,583,691
Total market value of collateral securities	35,700,952
Security Description	Value ($)
Nomura Securities (0.230%)
Fannie Mae Pool	28,010,675
Freddie Mac Gold Pool	12,789,325
Total market value of collateral securities	40,800,000
Security Description	Value ($)
RBS Securities, Inc. (0.200%)
Freddie Mac Gold Pool	51,000,407
Total market value of collateral securities	51,000,407

Abbreviation Legend

REMIC(S) Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	420,398,633	—	—	420,398,633
Consumer Staples	155,932,343	—	—	155,932,343
Energy	340,947,799	—	—	340,947,799
Financials	1,090,718,073	—	—	1,090,718,073
Health Care	207,796,062	—	—	207,796,062
Industrials	417,387,536	—	—	417,387,536
Information Technology	289,104,105	—	—	289,104,105
Materials	190,048,252	—	—	190,048,252
Telecommunication Services	46,369,395	—	—	46,369,395
Utilities	355,403,737	—	—	355,403,737
Rights
Consumer Discretionary	—	442,302	—	442,302
Total Equity Securities	3,514,105,935	442,302	—	3,514,548,237
Other
Money Market Funds	129,306,245	—	—	129,306,245
Investments of Cash Collateral Received for Securities on Loan	—	937,242,605	—	937,242,605
Total Other	129,306,245	937,242,605	—	1,066,548,850
Total	3,643,412,180	937,684,907	—	4,581,097,087

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Mid Cap Value Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,940,585,967)	$3,514,548,237
Affiliated issuers (identified cost $129,306,245)	129,306,245
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $765,684,423)	765,684,423
Repurchase agreements (identified cost $171,558,182)	171,558,182
Total investments (identified cost $4,007,134,817)	4,581,097,087
Receivable for:
Investments sold	24,927,496
Capital shares sold	2,796,198
Dividends	7,004,168
Interest	210,471
Reclaims	18,983
Prepaid expenses	24,699
Other assets	982
Total assets	4,616,080,084
Liabilities
Due upon return of securities on loan	937,242,605
Payable for:
Investments purchased	14,550,506
Capital shares purchased	8,641,988
Investment management fees	65,674
Distribution and service fees	11,448
Transfer agent fees	628,452
Administration fees	5,010
Plan administration fees	3
Compensation of board members	101,602
Other expenses	35,376
Total liabilities	961,282,664
Net assets applicable to outstanding capital stock	$3,654,797,420
Represented by
Paid-in capital	$3,220,264,200
Undistributed net investment income	6,691,330
Accumulated net realized loss	(146,120,380)
Unrealized appreciation (depreciation) on:
Investments	573,962,270
Total — representing net assets applicable to outstanding capital stock	$3,654,797,420
*Value of securities on loan	$918,600,169

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Mid Cap Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$960,886,460
Shares outstanding	68,441,238
Net asset value per share	$14.04
Maximum offering price per share(a)	$14.90
Class B
Net assets	$17,668,575
Shares outstanding	1,295,782
Net asset value per share	$13.64
Class C
Net assets	$112,337,336
Shares outstanding	8,208,344
Net asset value per share	$13.69
Class I
Net assets	$152,163,835
Shares outstanding	10,836,149
Net asset value per share	$14.04
Class R
Net assets	$64,560,851
Shares outstanding	4,605,262
Net asset value per share	$14.02
Class R4
Net assets	$12,110
Shares outstanding	860
Net asset value per share	$14.08
Class W
Net assets	$68,510,449
Shares outstanding	4,878,732
Net asset value per share	$14.04
Class Y
Net assets	$15,875
Shares outstanding	1,131
Net asset value per share	$14.04
Class Z
Net assets	$2,278,641,929
Shares outstanding	162,077,261
Net asset value per share	$14.06

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Mid Cap Value Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$36,373,497
Dividends — affiliated issuers	68,225
Income from securities lending — net	1,315,012
Foreign taxes withheld	(18,542)
Total income	37,738,192
Expenses:
Investment management fees	12,352,114
Distribution fees
Class B	73,592
Class C	439,489
Class R	177,451
Service fees
Class B	24,531
Class C	146,496
Class W	92,297
Distribution and service fees — Class A	1,280,906
Transfer agent fees
Class A	1,012,696
Class B	19,367
Class C	115,885
Class R	70,046
Class R4	4
Class W	72,982
Class Y	12
Class Z	2,265,329
Administration fees	939,216
Plan administration fees
Class R4	15
Compensation of board members	57,112
Custodian fees	14,389
Printing and postage fees	295,909
Registration fees	119,990
Professional fees	58,689
Other	61,059
Total expenses	19,689,576
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(5)
Expense reductions	(12,613)
Total net expenses	19,676,958
Net investment income	18,061,234
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	173,584,152
Net realized gain	173,584,152
Net change in unrealized appreciation (depreciation) on:
Investments	(137,293,878)
Net change in unrealized appreciation (depreciation)	(137,293,878)
Net realized and unrealized gain	36,290,274
Net increase in net assets resulting from operations	$54,351,508

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012(a)
Operations
Net investment income	$18,061,234	$30,997,981
Net realized gain	173,584,152	337,226,375
Net change in unrealized appreciation (depreciation)	(137,293,878)	(519,995,492)
Net increase (decrease) in net assets resulting from operations	54,351,508	(151,771,136)
Distributions to shareholders from
Net investment income
Class A	(2,782,140)	(6,764,702)
Class B	(3,255)	(28,753)
Class C	(19,757)	(142,957)
Class I	(776,497)	(1,231,267)
Class R	(101,909)	(447,096)
Class R4	(39)	(64)
Class W	(192,644)	(424,228)
Class Y	(96)	(273)
Class Z	(9,278,723)	(20,394,685)
Total distributions to shareholders	(13,155,060)	(29,434,025)
Increase (decrease) in net assets from capital stock activity	(431,273,538)	(850,671,076)
Proceeds from regulatory settlements (Note 6)	—	236,136
Total decrease in net assets	(390,077,090)	(1,031,640,101)
Net assets at beginning of period	4,044,874,510	5,076,514,611
Net assets at end of period	$3,654,797,420	$4,044,874,510
Undistributed net investment income	$6,691,330	$1,785,156

(a) Class R4 shares are for the period from March 7, 2011 (commencement of operations) to February 29, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,656,626	64,069,186	15,646,891	208,981,808
Fund merger	—	—	764,899	10,800,090
Distributions reinvested	189,133	2,547,544	476,451	6,016,193
Redemptions	(18,036,232)	(249,118,559)	(41,399,061)	(555,805,689)
Net decrease	(13,190,473)	(182,501,829)	(24,510,820)	(330,007,598)
Class B shares
Subscriptions	8,817	117,172	22,692	303,307
Fund merger	—	—	52,469	721,378
Distributions reinvested	223	2,869	2,011	24,476
Redemptions(b)	(394,827)	(5,309,022)	(1,610,786)	(20,994,752)
Net decrease	(385,787)	(5,188,981)	(1,533,614)	(19,945,591)
Class C shares
Subscriptions	153,958	2,075,323	599,445	7,805,828
Fund merger	—	—	21,768	300,577
Distributions reinvested	1,181	15,226	8,906	108,836
Redemptions	(1,190,408)	(15,970,784)	(3,830,772)	(49,672,691)
Net decrease	(1,035,269)	(13,880,235)	(3,200,653)	(41,457,450)
Class I shares
Subscriptions	2,026,488	28,616,367	4,374,216	60,352,741
Fund merger	—	—	262,588	3,708,890
Distributions reinvested	57,323	776,445	95,462	1,231,178
Redemptions	(1,568,839)	(21,332,022)	(4,985,662)	(67,344,843)
Net increase (decrease)	514,972	8,060,790	(253,396)	(2,052,034)
Class R shares
Subscriptions	551,193	7,574,164	6,538,656	90,315,959
Distributions reinvested	7,468	99,086	34,160	436,403
Redemptions	(1,720,770)	(23,692,064)	(24,491,543)	(311,990,808)
Net decrease	(1,162,109)	(16,018,814)	(17,918,727)	(221,238,446)
Class R4 shares
Subscriptions	—	—	178	2,500
Fund merger	—	—	681	9,625
Distributions reinvested	—	—	1	10
Net increase	—	—	860	12,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	672,219	9,248,017	2,155,313	27,938,697
Fund merger	—	—	7,276,910	102,861,296
Distributions reinvested	14,297	192,626	33,667	424,192
Redemptions	(1,369,456)	(18,332,486)	(3,904,432)	(51,206,898)
Net increase (decrease)	(682,940)	(8,891,843)	5,561,458	80,017,287
Class Y shares
Distributions reinvested	2	26	11	138
Redemptions	(1,165)	(16,221)	—	—
Net increase (decrease)	(1,163)	(16,195)	11	138
Class Z shares
Subscriptions	27,303,533	368,957,581	38,601,255	513,775,179
Distributions reinvested	529,221	7,157,622	1,140,867	14,563,073
Redemptions	(42,417,385)	(588,951,634)	(63,576,970)	(844,337,769)
Net decrease	(14,584,631)	(212,836,431)	(23,834,848)	(315,999,517)
Total net decrease	(30,527,400)	(431,273,538)	(65,689,729)	(850,671,076)

(a) Class R4 shares are for the period from March 7, 2001 (commencement of operations) to February 29, 2012.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Mid Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.91		$14.24		$11.18		$6.87		$13.12		$15.21
Income from investment operations:
Net investment income	0.06		0.07		0.13	(a)	0.07		0.11		0.13
Net realized and unrealized gain (loss)	0.11		(0.33)		3.07		4.32		(6.25)		(1.19)
Total from investment operations	0.17		(0.26)		3.20		4.39		(6.14)		(1.06)
Less distributions to shareholders:
Net investment income	(0.04)		(0.07)		(0.14)		(0.07)		(0.10)		(0.16)
Net realized gains	—		—		—		—		—		(0.87)
Tax return of capital	—		—		—		(0.01)		(0.01)		—
Total distributions to shareholders	(0.04)		(0.07)		(0.14)		(0.08)		(0.11)		(1.03)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)	0.00	(b)	—		—
Net asset value, end of period	$14.04		$13.91		$14.24		$11.18		$6.87		$13.12
Total return	1.22%		(1.75	%)(c)	28.87%		64.09%		(47.05%)		(7.88%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.18	%(e)	1.18%		1.13%		1.17%		1.17%		1.10%
Net expenses after fees waived or expenses reimbursed(f)	1.18	%(e)(g)	1.18	%(g)	1.13	%(g)	1.17	%(g)	1.17	%(g)	1.10	%(g)
Net investment income	0.82	%(e)(g)	0.59	%(g)	1.05	%(g)	0.71	%(g)	0.97	%(g)	0.83	%(g)
Supplemental data
Net assets, end of period (in thousands)	$960,886		$1,135,303		$1,511,519		$1,441,388		$966,440		$1,677,414
Portfolio turnover	18%		39%		50%		56%		46%		24%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.52		$13.89		$10.94		$6.73		$12.86		$14.94
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)		0.03	(a)	0.00	(b)	0.02		0.03
Net realized and unrealized gain (loss)	0.12		(0.34)		3.01		4.23		(6.11)		(1.19)
Total from investment operations	0.12		(0.36)		3.04		4.23		(6.09)		(1.16)
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.01)		(0.09)		(0.02)		(0.03)		(0.05)
Net realized gains	—		—		—		—		—		(0.87)
Tax return of capital	—		—		—		(0.00	)(b)	(0.01)		—
Total distributions to shareholders	(0.00	)(b)	(0.01)		(0.09)		(0.02)		(0.04)		(0.92)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)	0.00	(b)	—		—
Net asset value, end of period	$13.64		$13.52		$13.89		$10.94		$6.73		$12.86
Total return	0.91%		(2.55	%)(c)	27.89%		62.86%		(47.41%)		(8.61%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.93	%(e)	1.93%		1.88%		1.92%		1.92%		1.85%
Net expenses after fees waived or expenses reimbursed(f)	1.93	%(e)(g)	1.93	%(g)	1.88	%(g)	1.92	%(g)	1.92	%(g)	1.85	%(g)
Net investment income (loss)	0.07	%(e)(g)	(0.19	%)(g)	0.28	%(g)	(0.01	%)(g)	0.18	%(g)	0.18	%(g)
Supplemental data
Net assets, end of period (in thousands)	$17,669		$22,740		$44,651		$68,110		$66,254		$179,087
Portfolio turnover	18%		39%		50%		56%		46%		24%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.57		$13.94		$10.98		$6.75		$12.90		$14.99
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)		0.04	(a)	0.00	(b)	0.02		0.01
Net realized and unrealized gain (loss)	0.12		(0.34)		3.01		4.25		(6.13)		(1.18)
Total from investment operations	0.12		(0.36)		3.05		4.25		(6.11)		(1.17)
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.01)		(0.09)		(0.02)		(0.03)		(0.05)
Net realized gains	—		—		—		—		—		(0.87)
Tax return of capital	—		—		—		(0.00	)(b)	(0.01)		—
Total distributions to shareholders	(0.00	)(b)	(0.01)		(0.09)		(0.02)		(0.04)		(0.92)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)	0.00	(b)	—		—
Net asset value, end of period	$13.69		$13.57		$13.94		$10.98		$6.75		$12.90
Total return	0.90%		(2.54	%)(c)	27.88%		62.97%		(47.42%)		(8.65%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.93	%(e)	1.93%		1.88%		1.92%		1.92%		1.85%
Net expenses after fees waived or expenses reimbursed(f)	1.93	%(e)(g)	1.93	%(g)	1.88	%(g)	1.92	%(g)	1.92	%(g)	1.85	%(g)
Net investment income (loss)	0.07	%(e)(g)	(0.17	%)(g)	0.30	%(g)	(0.03	%)(g)	0.19	%(g)	0.07	%(g)
Supplemental data
Net assets, end of period (in thousands)	$112,337		$125,463		$173,457		$181,941		$144,370		$318,190
Portfolio turnover	18%		39%		50%		56%		46%		24%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$13.91		$14.24		$11.68
Income from investment operations:
Net investment income	0.09		0.13		0.03
Net realized and unrealized gain (loss)	0.11		(0.33)		2.58
Total from investment operations	0.20		(0.20)		2.61
Less distributions to shareholders:
Net investment income	(0.07)		(0.13)		(0.05)
Total distributions to shareholders	(0.07)		(0.13)		(0.05)
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$14.04		$13.91		$14.24
Total return	1.44%		(1.32	%)(c)	22.40%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.74	%(e)	0.73%		0.72	%(e)
Net expenses after fees waived or expenses reimbursed(f)	0.74	%(e)	0.73%		0.72	%(e)
Net investment income	1.25	%(e)	1.03%		0.53	%(e)
Supplemental data
Net assets, end of period (in thousands)	$152,164		$143,562		$150,603
Portfolio turnover	18%		39%		50%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.89		$14.23		$11.18		$6.87		$13.11		$15.21
Income from investment operations:
Net investment income	0.04		0.01		0.10	(a)	0.04		0.09		0.05
Net realized and unrealized gain (loss)	0.11		(0.31)		3.07		4.33		(6.24)		(1.16)
Total from investment operations	0.15		(0.30)		3.17		4.37		(6.15)		(1.11)
Less distributions to shareholders:
Net investment income	(0.02)		(0.04)		(0.12)		(0.05)		(0.08)		(0.12)
Net realized gains	—		—		—		—		—		(0.87)
Tax return of capital	—		—		—		(0.01)		(0.01)		—
Total distributions to shareholders	(0.02)		(0.04)		(0.12)		(0.06)		(0.09)		(0.99)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)	0.00	(b)	—		—
Net asset value, end of period	$14.02		$13.89		$14.23		$11.18		$6.87		$13.11
Total return	1.09%		(2.04	%)(c)	28.53%		63.69%		(47.13%)		(8.17%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.43	%(e)	1.45%		1.38%		1.42%		1.42%		1.35%
Net expenses after fees waived or expenses reimbursed(f)	1.43	%(e)(g)	1.43	%(g)	1.38	%(g)	1.42	%(g)	1.42	%(g)	1.35	%(g)
Net investment income	0.56	%(e)(g)	0.15	%(g)	0.80	%(g)	0.44	%(g)	0.94	%(g)	0.35	%(g)
Supplemental data
Net assets, end of period (in thousands)	$64,561		$80,096		$337,001		$276,046		$145,227		$46,252
Portfolio turnover	18%		39%		50%		56%		46%		24%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2012(a) (Unaudited)		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$13.94		$14.06
Income from investment operations:
Net investment income	0.07		0.11
Net realized and unrealized gain (loss)	0.12		(0.15)
Total from investment operations	0.19		(0.04)
Less distributions to shareholders:
Net investment income	(0.05)		(0.08)
Total distributions to shareholders	(0.05)		(0.08)
Proceeds from regulatory settlements	—		0.00	(b)
Net asset value, end of period	$14.08		$13.94
Total return	1.34%		(0.23	%)(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.05	%(e)	1.05	%(e)
Net expenses after fees waived or expenses reimbursed(f)	0.99	%(e)	1.03	%(e)
Net investment income	1.02	%(e)	0.86	%(e)
Supplemental data
Net assets, end of period (in thousands)	$12		$12
Portfolio turnover	18%		39%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
25

Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$13.91		$14.24		$11.69
Income from investment operations:
Net investment income	0.06		0.09		0.02
Net realized and unrealized gain (loss)	0.11		(0.35)		2.57
Total from investment operations	0.17		(0.26)		2.59
Less distributions to shareholders:
Net investment income	(0.04)		(0.07)		(0.04)
Total distributions to shareholders	(0.04)		(0.07)		(0.04)
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$14.04		$13.91		$14.24
Total return	1.21%		(1.74	%)(c)	22.17%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.19	%(e)	1.19%		1.14	%(e)
Net expenses after fees waived or expenses reimbursed(f)	1.19	%(e)(g)	1.19	%(g)	1.14	%(e)(g)
Net investment income	0.81	%(e)(g)	0.69	%(g)	0.34	%(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$68,510		$77,367		$3
Portfolio turnover	18%		39%		50%

Notes to Financial Highlights

(a)  For the period from September 27, 2012 (commencement of operations) to February 28, 2012.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
26

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,
Class Y	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$13.91		$14.24		$11.18		$8.86
Income from investment operations:
Net investment income	0.08		0.13		0.16	(b)	0.08
Net realized and unrealized gain (loss)	0.11		(0.34)		3.08		2.31
Total from investment operations	0.19		(0.21)		3.24		2.39
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)		(0.18)		(0.06)
Tax return of capital	—		—		—		(0.01)
Total distributions to shareholders	(0.06)		(0.12)		(0.18)		(0.07)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$14.04		$13.91		$14.24		$11.18
Total return	1.40%		(1.40	%)(d)	29.23%		27.00%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	0.86	%(f)	0.82%		0.81%		0.76	%(f)
Net expenses after fees waived or expenses reimbursed(g)	0.84	%(f)(h)	0.82%		0.81	%(h)	0.76	%(f)(h)
Net investment income	1.11	%(f)(h)	0.97%		1.25	%(h)	1.28	%(f)(h)
Supplemental data
Net assets, end of period (in thousands)	$16		$32		$33		$13
Portfolio turnover	18%		39%		50%		56%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  Rounds to less than $0.01.

(d)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
27

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.93		$14.26		$11.20		$6.88		$13.13		$15.23
Income from investment operations:
Net investment income	0.07		0.11		0.16	(a)	0.09		0.14		0.17
Net realized and unrealized gain (loss)	0.11		(0.33)		3.07		4.33		(6.25)		(1.21)
Total from investment operations	0.18		(0.22)		3.23		4.42		(6.11)		(1.04)
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)		(0.17)		(0.09)		(0.13)		(0.19)
Net realized gains	—		—		—		—		—		(0.87)
Tax return of capital	—		—		—		(0.01)		(0.01)		—
Total distributions to shareholders	(0.05)		(0.11)		(0.17)		(0.10)		(0.14)		(1.06)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)	0.00	(b)	—		—
Net asset value, end of period	$14.06		$13.93		$14.26		$11.20		$6.88		$13.13
Total return	1.34%		(1.50	%)(c)	29.14%		64.55%		(46.87%)		(7.70%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.94	%(e)	0.93%		0.88%		0.92%		0.92%		0.85%
Net expenses after fees waived or expenses reimbursed(f)	0.94	%(e)(g)	0.93	%(g)	0.88	%(g)	0.92	%(g)	0.92	%(g)	0.85	%(g)
Net investment income	1.07	%(e)(g)	0.85	%(g)	1.30	%(g)	0.95	%(g)	1.23	%(g)	1.10	%(g)
Supplemental data
Net assets, end of period (in thousands)	$2,278,642		$2,460,299		$2,859,249		$2,419,305		$1,459,522		$2,109,483
Portfolio turnover	18%		39%		50%		56%		46%		24%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to less than $0.01.

(c)  During the year ended February 29, 2012, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
28

Columbia Mid Cap Value Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the

Semiannual Report 2012
29

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to

Semiannual Report 2012
30

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.66% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2012 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $6,225.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts

Semiannual Report 2012
31

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.06
Class W	0.20
Class Y	0.12
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $12,613.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $81,354 for Class A, $11,627 for Class B, and $1,181 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.27%
Class B	2.02
Class C	2.02
Class I	0.87
Class R	1.52
Class R4	1.17
Class W	1.27
Class Y	0.87
Class Z	1.02

Semiannual Report 2012
32

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.19%
Class B	1.94
Class C	1.94
Class I	0.80
Class R	1.44
Class R4	1.10
Class W	1.19
Class Y	0.94
Class Z	0.94

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 11) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $4,007,135,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$728,839,000
Unrealized depreciation	154,877,000
Net unrealized appreciation	$573,962,000

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	304,313,399

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $647,370,546 and $1,093,879,362, respectively, for the six months ended August 31, 2012.

Note 6. Regulatory Settlements

During the year ended February 29, 2012, the Fund received $236,136 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any

Semiannual Report 2012
33

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $918,600,169 were on loan, secured by cash collateral of $937,242,605 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2012, two unaffiliated shareholder accounts owned an aggregate of 35.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 11. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Disciplined Small & Mid Cap Equity Fund, a series of RiverSource Dimensions Series, Inc. The reorganization was completed after shareholders of RiverSource Disciplined Small & Mid Cap Equity Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $4,928,664,500 and the combined net assets immediately after the acquisition were $5,047,066,356.

The merger was accomplished by a tax-free exchange of 15,504,454 shares of RiverSource Disciplined Small & Mid Cap Equity Fund valued at $118,401,856 (including $19,533,720 of unrealized appreciation).

In exchange for RiverSource Disciplined Small & Mid Cap Equity Fund's shares, the Fund issued the following number of shares:

Shares
Class A	764,899
Class B	52,469
Class C	21,768
Class I	262,588
Class R4	681
Class W	7,276,910

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value;
Semiannual Report 2012
34

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

however, RiverSource Disciplined Small & Mid Cap Equity Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Disciplined Small & Mid Cap Equity Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the six months ended August 31, 2012 would have been approximately $37.0 million, $343.4 million, $(529.2) million and $(148.8) million, respectively.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
35

Columbia Mid Cap Value Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
36

Columbia Mid Cap Value Fund

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
37

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38

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39

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Semiannual Report 2012
40

Columbia Mid Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
41

Columbia Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1220 D (10/12)

Semiannual Report

August 31, 2012

Columbia Mid Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Mid Cap Index Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Mid Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	24
Approval of Investment Management Services Agreement	31
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Mid Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Index Fund (the Fund) Class A shares returned -0.01% for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the S&P MidCap 400 Index, which rose 0.18% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	-0.01	12.29	3.61	9.21
Class I*	09/27/10	0.12	12.64	3.88	9.50
Class Z	03/31/00	0.12	12.63	3.87	9.50
S&P MidCap 400 Index		0.18	12.75	3.97	9.63

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P MidCap 400 Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Mid Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Regeneron Pharmaceuticals, Inc.	1.0
Vertex Pharmaceuticals, Inc.	1.0
Equinix, Inc.	0.8
Kansas City Southern	0.7
HollyFrontier Corp.	0.7
AMETEK, Inc.	0.7
Macerich Co. (The)	0.7
PetSmart, Inc.	0.7
Church & Dwight Co., Inc.	0.7
SL Green Realty Corp.	0.6

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2012)
Common Stocks	96.7
Consumer Discretionary	13.6
Consumer Staples	3.2
Energy	5.6
Financials	21.4
Health Care	9.8
Industrials	15.6
Information Technology	15.4
Materials	6.7
Telecommunication Services	0.5
Utilities	4.9
Money Market Funds	3.3
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Mid Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.90	1,022.94	2.27	2.29	0.45
Class I	1,000.00	1,000.00	1,001.20	1,024.45	0.76	0.77	0.15
Class Z	1,000.00	1,000.00	1,001.20	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.07% for Class I. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2012. If this change had been in place for the entire six month period ended August 31, 2012, the actual expenses paid would have been $0.35 for Class I; the hypothetical expenses paid would have been $0.36 for Class I.

Semiannual Report 2012
4

Columbia Mid Cap Index Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%

Issuer	Shares	Value ($)
Consumer Discretionary 13.6%
Auto Components 0.2%
Gentex Corp.	266,650	4,671,708
Automobiles 0.1%
Thor Industries, Inc.	78,190	2,458,294
Distributors 0.5%
LKQ Corp.(a)	272,572	10,286,867
Diversified Consumer Services 0.7%
ITT Educational Services, Inc.(a)	33,473	1,071,471
Matthews International Corp., Class A	52,141	1,560,580
Regis Corp.	106,434	1,916,876
Service Corp. International	401,409	5,234,374
Sotheby's	125,255	3,915,471
Strayer Education, Inc.(b)	21,933	1,420,820
Total		15,119,592
Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.(a)	79,696	3,529,736
Bob Evans Farms, Inc.	53,881	2,119,678
Brinker International, Inc.	139,380	4,803,035
Cheesecake Factory, Inc. (The)	99,865	3,316,517
International Speedway Corp., Class A	51,314	1,365,465
Life Time Fitness, Inc.(a)	79,258	3,763,170
Panera Bread Co., Class A(a)	54,976	8,515,782
Scientific Games Corp., Class A(a)	108,076	792,197
Wendy's Co. (The)	548,455	2,341,903
WMS Industries, Inc.(a)	101,847	1,622,423
Total		32,169,906
Household Durables 2.0%
Jarden Corp.	141,260	6,827,096
KB Home(b)	133,362	1,472,316
MDC Holdings, Inc.	70,082	2,430,444
Mohawk Industries, Inc.(a)	105,844	7,626,060
NVR, Inc.(a)	9,370	7,760,047
Tempur-Pedic International, Inc.(a)	110,456	3,450,645
Toll Brothers, Inc.(a)	271,287	8,876,511
Tupperware Brands Corp.	103,388	5,529,190
Total		43,972,309
Internet & Catalog Retail 0.1%
HSN, Inc.	72,462	3,262,964

Common Stocks (continued)

Issuer	Shares	Value ($)
Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	126,988	9,548,228
Media 1.2%
AMC Networks, Inc., Class A(a)	106,115	4,174,564
Cinemark Holdings, Inc.	188,936	4,424,881
DreamWorks Animation SKG, Inc., Class A(a)	132,089	2,241,550
John Wiley & Sons, Inc., Class A	86,355	4,260,756
Lamar Advertising Co., Class A(a)	108,620	3,597,494
Meredith Corp.	68,803	2,240,226
New York Times Co. (The), Class A(a)	224,455	2,062,741
Scholastic Corp.	46,571	1,422,744
Valassis Communications, Inc.(a)	73,566	1,844,300
Total		26,269,256
Multiline Retail 0.1%
Saks, Inc.(a)(b)	294,414	3,459,364
Specialty Retail 5.0%
Aaron's, Inc.	140,601	4,199,752
Advance Auto Parts, Inc.	135,931	9,667,413
Aeropostale, Inc.(a)	150,258	2,093,094
American Eagle Outfitters, Inc.	362,347	8,058,597
ANN, Inc.(a)	90,201	3,209,352
Ascena Retail Group, Inc.(a)	250,523	4,960,355
Barnes & Noble, Inc.(a)	75,683	905,925
Chico's FAS, Inc.	310,048	5,872,309
Collective Brands, Inc.(a)	113,380	2,453,543
Dick's Sporting Goods, Inc.	174,734	8,694,764
Foot Locker, Inc.	280,260	9,688,588
Guess?, Inc.	119,773	3,121,284
Office Depot, Inc.(a)	524,782	802,916
PetSmart, Inc.	200,417	14,213,574
RadioShack Corp.(b)	183,841	446,734
Rent-A-Center, Inc.	109,852	3,875,579
Signet Jewelers Ltd.	157,357	7,216,392
Tractor Supply Co.	133,224	12,720,228
Williams-Sonoma, Inc.	184,134	7,553,177
Total		109,753,576
Textiles, Apparel & Luxury Goods 1.8%
Carter's, Inc.(a)	94,809	5,281,810
Deckers Outdoor Corp.(a)	71,150	3,523,348

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Hanesbrands, Inc.(a)	180,382	5,849,788
PVH Corp.	130,147	12,220,803
Under Armour, Inc., Class A(a)(b)	136,876	7,967,552
Warnaco Group, Inc. (The)(a)	75,889	3,902,212
Total		38,745,513
Total Consumer Discretionary		299,717,577
Consumer Staples 3.2%
Food & Staples Retailing 0.2%
Harris Teeter Supermarkets, Inc.	91,147	3,561,114
SUPERVALU, Inc.(b)	392,461	934,057
Total		4,495,171
Food Products 1.9%
Flowers Foods, Inc.	208,572	4,307,012
Green Mountain Coffee Roasters, Inc.(a)(b)	241,282	5,865,565
Hillshire Brands Co	219,450	5,721,061
Ingredion, Inc.	141,119	7,596,436
Lancaster Colony Corp.	36,823	2,667,458
Post Holdings, Inc.(a)	50,881	1,518,798
Ralcorp Holdings, Inc.(a)	102,087	7,244,094
Smithfield Foods, Inc.(a)	283,060	5,468,719
Tootsie Roll Industries, Inc.(b)	46,888	1,189,549
Total		41,578,692
Household Products 1.0%
Church & Dwight Co., Inc.	256,826	14,058,655
Energizer Holdings, Inc.	120,899	8,329,941
Total		22,388,596
Tobacco 0.1%
Universal Corp.	43,001	2,039,537
Total Consumer Staples		70,501,996
Energy 5.6%
Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.(a)	105,140	4,865,879
CARBO Ceramics, Inc.(b)	36,709	2,583,579
Dresser-Rand Group, Inc.(a)	139,851	7,079,258
Dril-Quip, Inc.(a)	63,903	4,475,766
Helix Energy Solutions Group, Inc.(a)	195,327	3,441,662
Oceaneering International, Inc.	200,254	10,721,599
Oil States International, Inc.(a)	101,189	7,917,027

Common Stocks (continued)

Issuer	Shares	Value ($)
Patterson-UTI Energy, Inc.	288,657	4,384,700
Superior Energy Services, Inc.(a)	291,277	6,049,823
Tidewater, Inc.	94,764	4,494,657
Unit Corp.(a)	77,222	3,071,891
Total		59,085,841
Oil, Gas & Consumable Fuels 2.9%
Arch Coal, Inc.	392,445	2,397,839
Bill Barrett Corp.(a)	88,953	1,950,739
Cimarex Energy Co.	158,491	9,067,270
Energen Corp.	133,355	6,807,773
Forest Oil Corp.(a)	217,748	1,613,513
HollyFrontier Corp.	382,364	15,405,446
Northern Oil and Gas, Inc.(a)	117,430	1,918,806
Plains Exploration & Production Co.(a)	238,332	9,371,214
Quicksilver Resources, Inc.(a)(b)	224,186	762,232
Rosetta Resources, Inc.(a)	97,800	4,199,532
SM Energy Co.	118,621	5,602,470
World Fuel Services Corp.	132,921	4,945,991
Total		64,042,825
Total Energy		123,128,666
Financials 21.3%
Capital Markets 2.1%
Affiliated Managers Group, Inc.(a)	94,962	11,169,430
Apollo Investment Corp.	375,140	3,008,623
Eaton Vance Corp.	213,678	5,788,537
Greenhill & Co., Inc.	53,738	2,345,664
Janus Capital Group, Inc.	348,530	3,039,182
Jefferies Group, Inc.	277,943	4,082,983
Raymond James Financial, Inc.	206,423	7,266,089
SEI Investments Co.	266,138	5,788,501
Waddell & Reed Financial, Inc., Class A	159,633	4,725,137
Total		47,214,146
Commercial Banks 3.8%
Associated Banc-Corp.	321,610	4,168,066
BancorpSouth, Inc.	151,908	2,239,124
Bank of Hawaii Corp.	84,178	3,891,549
Cathay General Bancorp	145,531	2,382,342
City National Corp.	86,720	4,453,072
Commerce Bancshares, Inc.	145,557	5,855,758

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Cullen/Frost Bankers, Inc.	113,476	6,309,266
East West Bancorp, Inc.	267,324	5,865,089
First Niagara Financial Group, Inc.	652,063	5,144,777
FirstMerit Corp.	202,742	3,181,022
Fulton Financial Corp.	371,260	3,612,360
Hancock Holding Co.	156,744	4,645,892
International Bancshares Corp.	98,235	1,793,771
Prosperity Bancshares, Inc.	80,732	3,398,817
Signature Bank(a)	85,373	5,517,657
SVB Financial Group(a)	81,754	4,740,914
Synovus Financial Corp.	1,454,363	3,025,075
TCF Financial Corp.	299,866	3,334,510
Trustmark Corp.	119,749	2,836,854
Valley National Bancorp(b)	364,709	3,537,677
Webster Financial Corp.	136,478	2,904,252
Westamerica Bancorporation	51,517	2,398,116
Total		85,235,960
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	161,690	4,598,464
MSCI, Inc.(a)	224,737	7,883,774
Total		12,482,238
Insurance 4.3%
Alleghany Corp.(a)	26,919	9,075,741
American Financial Group, Inc.	139,733	5,248,371
Arthur J Gallagher & Co.	218,729	7,813,000
Aspen Insurance Holdings Ltd.	132,232	3,845,307
Brown & Brown, Inc.	214,588	5,630,789
Everest Re Group Ltd.	97,521	10,109,027
Fidelity National Financial, Inc., Class A	411,954	7,761,213
First American Financial Corp.	196,288	3,782,470
Hanover Insurance Group, Inc. (The)	83,277	2,972,156
HCC Insurance Holdings, Inc.	187,114	6,189,731
Kemper Corp.	91,657	2,804,704
Mercury General Corp.	66,972	2,564,358
Old Republic International Corp.	479,721	4,139,992
Protective Life Corp.	149,777	4,231,200
Reinsurance Group of America, Inc.	136,290	8,005,675
StanCorp Financial Group, Inc.	82,048	2,561,539
WR Berkley Corp.	207,167	7,743,902
Total		94,479,175

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 9.4%
Alexandria Real Estate Equities, Inc.	114,797	8,483,498
American Campus Communities, Inc.	165,852	7,732,020
BioMed Realty Trust, Inc.	285,035	5,281,699
BRE Properties, Inc.	141,815	7,079,405
Camden Property Trust	148,455	10,307,231
Corporate Office Properties Trust	133,201	2,978,374
Duke Realty Corp.	492,653	7,143,469
Equity One, Inc.	110,343	2,339,272
Essex Property Trust, Inc.	65,115	9,896,178
Federal Realty Investment Trust	118,174	12,752,156
Highwoods Properties, Inc.	136,687	4,457,363
Home Properties, Inc.	89,978	5,745,095
Hospitality Properties Trust	228,450	5,498,792
Liberty Property Trust	216,955	8,001,300
Macerich Co. (The)	245,100	14,600,607
Mack-Cali Realty Corp.	162,369	4,335,252
National Retail Properties, Inc.	197,872	6,145,904
Omega Healthcare Investors, Inc.	195,629	4,699,009
Potlatch Corp.	74,573	2,689,102
Rayonier, Inc.	225,496	11,047,049
Realty Income Corp.	246,666	10,392,039
Regency Centers Corp.	166,278	8,147,622
Senior Housing Properties Trust	322,961	7,143,897
SL Green Realty Corp.	165,732	13,357,999
Taubman Centers, Inc.	108,666	8,695,453
UDR, Inc.	463,072	11,692,568
Weingarten Realty Investors	224,089	6,258,806
Total		206,901,159
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.(a)	78,025	2,311,101
Jones Lang LaSalle, Inc.	80,886	5,834,307
Total		8,145,408
Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	154,727	1,558,101
New York Community Bancorp, Inc.	811,937	10,766,285
Washington Federal, Inc.	197,616	3,181,617
Total		15,506,003
Total Financials		469,964,089

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 9.7%
Biotechnology 2.1%
Regeneron Pharmaceuticals, Inc.(a)	144,216	21,351,179
United Therapeutics Corp.(a)	99,268	5,372,384
Vertex Pharmaceuticals, Inc.(a)	390,243	20,811,659
Total		47,535,222
Health Care Equipment & Supplies 2.5%
Cooper Companies, Inc. (The)	87,560	7,341,906
Hill-Rom Holdings, Inc.	114,739	3,181,712
Hologic, Inc.(a)	489,202	9,603,035
IDEXX Laboratories, Inc.(a)	101,767	9,673,971
Masimo Corp.(a)	106,016	2,340,833
ResMed, Inc.	263,957	9,916,865
STERIS Corp.	106,878	3,659,503
Teleflex, Inc.	75,464	4,982,888
Thoratec Corp.(a)	108,475	3,676,218
Total		54,376,931
Health Care Providers & Services 3.3%
AMERIGROUP Corp.(a)	89,676	8,153,342
Community Health Systems, Inc.(a)	168,099	4,545,397
Health Management Associates, Inc., Class A(a)	473,955	3,630,495
Health Net, Inc.(a)	153,993	3,580,337
Henry Schein, Inc.(a)	166,160	12,762,750
HMS Holdings Corp.(a)	158,945	5,477,245
LifePoint Hospitals, Inc.(a)	90,168	3,644,591
Mednax, Inc.(a)	90,973	6,302,609
Omnicare, Inc.	208,887	6,763,761
Owens & Minor, Inc.	117,466	3,287,873
Universal Health Services, Inc., Class B	179,025	7,152,049
VCA Antech, Inc.(a)	161,784	3,128,903
WellCare Health Plans, Inc.(a)	79,671	4,516,549
Total		72,945,901
Health Care Technology 0.1%
Allscripts-Misys Healthcare Solutions, Inc.(a)	316,962	3,328,101
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A(a)	36,560	3,669,893
Charles River Laboratories International, Inc.(a)	90,593	3,290,338
Covance, Inc.(a)	102,535	4,900,147

Common Stocks (continued)

Issuer	Shares	Value ($)
Mettler-Toledo International, Inc.(a)	58,144	9,600,156
Techne Corp.	68,086	4,668,657
Total		26,129,191
Pharmaceuticals 0.5%
Endo Health Solutions, Inc.(a)	216,678	6,894,694
Medicis Pharmaceutical Corp., Class A	109,997	3,471,505
Total		10,366,199
Total Health Care		214,681,545
Industrials 15.6%
Aerospace & Defense 1.2%
Alliant Techsystems, Inc.	61,258	3,001,029
B/E Aerospace, Inc.(a)	192,119	7,734,711
Esterline Technologies Corp.(a)	56,969	3,406,746
Exelis, Inc.	345,009	3,484,591
Huntington Ingalls Industries, Inc.(a)	91,451	3,664,442
Triumph Group, Inc.	92,128	5,475,167
Total		26,766,686
Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	191,476	2,628,966
Airlines 0.3%
Alaska Air Group, Inc.(a)	131,461	4,410,517
JetBlue Airways Corp.(a)	422,125	2,068,412
Total		6,478,929
Building Products 0.5%
Fortune Brands Home & Security, Inc.(a)	295,150	7,526,325
Lennox International, Inc.	94,232	4,476,962
Total		12,003,287
Commercial Services & Supplies 1.7%
Brink's Co. (The)	87,386	1,945,212
Clean Harbors, Inc.(a)	87,702	4,770,112
Copart, Inc.(a)	192,358	5,137,882
Corrections Corp. of America	184,844	6,157,154
Deluxe Corp.	94,281	2,674,752
Herman Miller, Inc.	107,847	2,109,487
HNI Corp.	84,194	2,333,858
Mine Safety Appliances Co.	57,314	1,998,539
Rollins, Inc.	119,436	2,780,470
Waste Connections, Inc.	228,077	6,602,829
Total		36,510,295

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 1.1%
AECOM Technology Corp.(a)	208,764	4,047,934
Granite Construction, Inc.	64,310	1,773,027
KBR, Inc.	274,402	7,433,550
Shaw Group, Inc. (The)(a)	121,880	5,128,710
URS Corp.	140,022	5,098,201
Total		23,481,422
Electrical Equipment 1.7%
Acuity Brands, Inc.	78,286	5,022,830
AMETEK, Inc.	445,801	15,295,432
General Cable Corp.(a)	92,022	2,492,876
Hubbell, Inc., Class B	109,510	8,850,598
Regal-Beloit Corp.	76,990	5,239,940
Total		36,901,676
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	114,866	6,012,086
Machinery 5.3%
AGCO Corp.(a)	179,753	7,565,804
CLARCOR, Inc.	92,891	4,471,773
Crane Co.	91,338	3,469,931
Donaldson Co., Inc.	275,350	9,717,101
Gardner Denver, Inc.	92,595	5,581,627
Graco, Inc.	111,766	5,521,240
Harsco Corp.	148,903	3,036,132
IDEX Corp.	155,348	6,192,171
ITT Corp.	170,666	3,396,253
Kennametal, Inc.	148,006	5,452,541
Lincoln Electric Holdings, Inc.	154,762	6,383,933
Nordson Corp.	104,643	6,154,055
Oshkosh Corp.(a)	169,441	4,293,635
Pentair, Inc.	183,142	7,783,535
SPX Corp.	93,658	5,984,746
Terex Corp.(a)	204,126	4,505,061
Timken Co.	155,223	6,233,756
Trinity Industries, Inc.	148,409	4,205,911
Valmont Industries, Inc.	41,727	5,288,897
Wabtec Corp.	89,066	6,959,617
Woodward, Inc.	111,233	3,885,369
Total		116,083,088

Common Stocks (continued)

Issuer	Shares	Value ($)
Marine 0.3%
Kirby Corp.(a)	103,315	5,439,535
Matson, Inc.	78,025	1,770,387
Total		7,209,922
Professional Services 0.8%
Corporate Executive Board Co. (The)	61,963	2,884,997
FTI Consulting, Inc.(a)	77,618	2,018,844
Korn/Ferry International(a)	88,414	1,264,320
Manpower, Inc.	148,269	5,502,263
Towers Watson & Co.	94,237	5,118,954
Total		16,789,378
Road & Rail 1.5%
Con-way, Inc.	103,189	3,127,659
JB Hunt Transport Services, Inc.	166,697	8,741,591
Kansas City Southern	203,367	15,726,370
Landstar System, Inc.	86,815	4,103,745
Werner Enterprises, Inc.	82,177	1,828,438
Total		33,527,803
Trading Companies & Distributors 0.8%
GATX Corp.	86,532	3,561,657
MSC Industrial Direct Co., Inc., Class A	85,411	5,918,982
United Rentals, Inc.(a)	155,981	5,039,746
Watsco, Inc.	54,692	4,127,059
Total		18,647,444
Total Industrials		343,040,982
Information Technology 15.3%
Communications Equipment 0.9%
ADTRAN, Inc.	117,805	2,390,264
Ciena Corp.(a)(b)	183,334	2,506,176
Plantronics, Inc.	78,603	2,802,983
Polycom, Inc.(a)	329,658	3,435,036
Riverbed Technology, Inc.(a)	293,114	5,859,349
Tellabs, Inc.	677,113	2,403,751
Total		19,397,559
Computers & Peripherals 0.6%
Diebold, Inc.	116,463	3,794,365
NCR Corp.(a)	293,438	6,570,077
QLogic Corp.(a)	180,184	2,192,839
Total		12,557,281

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.(a)	206,657	7,491,316
Avnet, Inc.(a)	268,202	8,638,787
Ingram Micro, Inc., Class A(a)	281,670	4,301,101
Itron, Inc.(a)	73,887	3,203,740
National Instruments Corp.	172,332	4,439,272
Tech Data Corp.(a)	73,714	3,581,026
Trimble Navigation Ltd.(a)	231,295	11,345,020
Vishay Intertechnology, Inc.(a)	264,906	2,532,501
Total		45,532,763
Internet Software & Services 1.8%
AOL, Inc.(a)	172,900	5,821,543
Equinix, Inc.(a)	88,895	17,570,097
Monster Worldwide, Inc.(a)	224,192	1,562,618
Rackspace Hosting, Inc.(a)	197,428	11,841,731
ValueClick, Inc.(a)	138,907	2,258,628
Total		39,054,617
IT Services 3.4%
Acxiom Corp.(a)	142,009	2,422,674
Alliance Data Systems Corp.(a)	93,108	12,816,316
Broadridge Financial Solutions, Inc.	230,930	5,468,422
Convergys Corp.	215,733	3,346,019
CoreLogic, Inc.(a)	197,486	4,858,156
DST Systems, Inc.	63,171	3,214,140
Gartner, Inc.(a)	172,475	8,518,540
Global Payments, Inc.	145,259	6,050,037
Jack Henry & Associates, Inc.	161,436	5,966,675
Lender Processing Services, Inc.	156,266	4,386,387
Mantech International Corp., Class A	42,996	963,110
NeuStar, Inc., Class A(a)	123,684	4,646,808
VeriFone Systems, Inc.(a)	199,014	6,913,746
Wright Express Corp.(a)	71,858	4,731,131
Total		74,302,161
Office Electronics 0.1%
Zebra Technologies Corp., Class A(a)	95,881	3,575,402
Semiconductors & Semiconductor Equipment 1.9%
Atmel Corp.(a)	820,528	4,865,731
Cree, Inc.(a)(b)	213,801	6,029,188
Cypress Semiconductor Corp.	281,655	3,270,015

Common Stocks (continued)

Issuer	Shares	Value ($)
Fairchild Semiconductor International, Inc.(a)	235,345	3,417,209
Integrated Device Technology, Inc.(a)	263,059	1,399,474
International Rectifier Corp.(a)	127,927	2,227,209
Intersil Corp., Class A	235,640	2,080,701
MEMC Electronic Materials, Inc.(a)	426,774	1,143,754
RF Micro Devices, Inc.(a)	514,285	1,928,569
Semtech Corp.(a)	121,144	2,970,451
Silicon Laboratories, Inc.(a)	79,278	3,031,591
Skyworks Solutions, Inc.(a)	350,660	10,681,104
Total		43,044,996
Software 4.5%
ACI Worldwide, Inc.(a)	73,511	3,188,907
Advent Software, Inc.(a)	59,013	1,402,149
ANSYS, Inc.(a)	172,232	12,004,570
Cadence Design Systems, Inc.(a)	507,811	6,703,105
Compuware Corp.(a)	402,720	4,027,200
Concur Technologies, Inc.(a)	87,089	6,305,244
Factset Research Systems, Inc.	83,047	7,662,747
Fair Isaac Corp.	63,386	2,707,216
Informatica Corp.(a)	200,157	6,525,118
Mentor Graphics Corp.(a)	172,463	2,850,813
MICROS Systems, Inc.(a)	148,549	7,525,492
Parametric Technology Corp.(a)	220,771	4,691,384
Quest Software, Inc.(a)	104,905	2,932,095
Rovi Corp.(a)	205,187	3,147,569
SolarWinds, Inc.(a)	99,900	5,482,512
Solera Holdings, Inc.	128,478	5,284,300
Synopsys, Inc.(a)	271,965	8,983,004
TIBCO Software, Inc.(a)	304,992	9,125,361
Total		100,548,786
Total Information Technology		338,013,565
Materials 6.7%
Chemicals 2.9%
Albemarle Corp.	164,901	9,025,032
Ashland, Inc.	145,083	10,682,461
Cabot Corp.	117,222	4,082,842
Cytec Industries, Inc.	85,025	5,821,662
Intrepid Potash, Inc.(a)	97,436	2,185,489

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Minerals Technologies, Inc.	32,814	2,225,117
NewMarket Corp.	19,583	4,819,768
Olin Corp.	148,091	3,173,590
RPM International, Inc.	243,188	6,665,783
Scotts Miracle-Gro Co., Class A	80,200	3,340,330
Sensient Technologies Corp.	92,303	3,309,063
Valspar Corp.	168,658	8,996,218
Total		64,327,355
Construction Materials 0.3%
Martin Marietta Materials, Inc.	84,365	6,443,799
Containers & Packaging 1.5%
AptarGroup, Inc.	123,095	6,234,762
Greif, Inc., Class A	56,783	2,526,844
Packaging Corp. of America	181,281	5,804,618
Rock-Tenn Co., Class A	130,681	8,725,570
Silgan Holdings, Inc.	91,526	3,837,685
Sonoco Products Co.	185,977	5,689,036
Total		32,818,515
Metals & Mining 1.6%
Carpenter Technology Corp.	81,303	3,842,380
Commercial Metals Co.	214,415	2,731,647
Compass Minerals International, Inc.	61,147	4,391,577
Reliance Steel & Aluminum Co.	138,923	7,144,810
Royal Gold, Inc.	110,292	9,707,902
Steel Dynamics, Inc.	405,082	4,950,102
Worthington Industries, Inc.	98,282	2,054,094
Total		34,822,512
Paper & Forest Products 0.4%
Domtar Corp.	66,820	4,840,441
Louisiana-Pacific Corp.(a)	254,270	3,412,303
Total		8,252,744
Total Materials		146,664,925
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, inc.(a)	278,280	6,998,742
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	178,620	4,379,762
Total Telecommunication Services		11,378,504

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 4.8%
Electric Utilities 2.1%
Cleco Corp.	112,635	4,610,150
Great Plains Energy, Inc.	282,916	6,031,769
Hawaiian Electric Industries, Inc.	178,616	4,738,682
IDACORP, Inc.	92,628	3,839,431
NV Energy, Inc.	436,364	7,653,825
OGE Energy Corp.	182,293	9,852,937
PNM Resources, Inc.	147,275	3,029,447
Westar Energy, Inc.	233,300	6,793,696
Total		46,549,937
Gas Utilities 1.3%
Atmos Energy Corp.	166,460	5,816,112
National Fuel Gas Co.	153,864	7,677,814
Questar Corp.	329,483	6,507,289
UGI Corp.	207,723	6,331,397
WGL Holdings, Inc.	95,287	3,720,005
Total		30,052,617
Multi-Utilities 1.1%
Alliant Energy Corp.	205,165	9,043,673
Black Hills Corp.	81,516	2,787,847
MDU Resources Group, Inc.	349,143	7,524,032
Vectren Corp.	151,606	4,276,805
Total		23,632,357
Water Utilities 0.3%
Aqua America, Inc.	257,190	6,429,750
Total Utilities		106,664,661
Total Common Stocks (Cost: $1,587,416,210)		2,123,756,510
Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.164%(c)(d)	72,826,732	72,826,732
Total Money Market Funds (Cost: $72,826,732)		72,826,732

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan 1.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.2%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $8,000,178(e)	0.200%	8,000,000	8,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $15,000,400(e)	0.240%	15,000,000	15,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $1,000,036(e)	0.320%	1,000,000	1,000,000

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $1,855,437(e)	0.180%	1,855,400	1,855,400
Total			25,855,400
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $25,855,400)			25,855,400
Total Investments (Cost: $1,686,098,342)			2,222,438,642
Other Assets & Liabilities, Net			(17,335,117)
Net Assets			2,205,103,525

Investment in Derivatives

Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $3,636,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P Mid Cap 400 Index	824	79,993,920	September 2012	2,744,685	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	69,812,648	327,143,708	(324,129,624)	72,826,732	42,139	72,826,732

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citibank NA (0.200%)
Fannie Mae REMICS	3,569,111
Fannie Mae-Aces	940,619
Freddie Mac REMICS	2,878,917
Government National Mortgage Association	771,353
Total market value of collateral securities	8,160,000
Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	1,802,585
Fannie Mae REMICS	4,693,517
Freddie Mac Non Gold Pool	511,122
Freddie Mac Reference REMIC	127
Freddie Mac REMICS	2,721,683
Ginnie Mae I Pool	14,249
Ginnie Mae II Pool	164,115
Government National Mortgage Association	5,393,010
Total market value of collateral securities	15,300,408
Security Description	Value ($)
Pershing LLC (0.320%)
Fannie Mae REMICS	239,721
Federal Home Loan Banks	4,762
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	58,714
Ginnie Mae I Pool	142,858
Ginnie Mae II Pool	332,553
Government National Mortgage Association	14,807
United States Treasury Note/Bond	226,584
Total market value of collateral securities	1,020,000
Security Description	Value ($)
Societe Generale (0.180%)
United States Treasury Inflation Indexed Bonds	1,892,508
Total market value of collateral securities	1,892,508

Abbreviation Legend

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	299,717,577	—	—	299,717,577
Consumer Staples	70,501,996	—	—	70,501,996
Energy	123,128,666	—	—	123,128,666
Financials	469,964,089	—	—	469,964,089
Health Care	214,681,545	—	—	214,681,545
Industrials	343,040,982	—	—	343,040,982
Information Technology	338,013,565	—	—	338,013,565
Materials	146,664,925	—	—	146,664,925
Telecommunication Services	11,378,504	—	—	11,378,504
Utilities	106,664,661	—	—	106,664,661
Total Equity Securities	2,123,756,510	—	—	2,123,756,510
Other
Money Market Funds	72,826,732	—	—	72,826,732
Investments of Cash Collateral Received for Securities on Loan	—	25,855,400	—	25,855,400
Total Other	72,826,732	25,855,400	—	98,682,132
Investments in Securities	2,196,583,242	25,855,400	—	2,222,438,642
Derivatives
Assets
Futures Contracts	2,744,685	—	—	2,744,685
Total	2,199,327,927	25,855,400	—	2,225,183,327

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Mid Cap Index Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,587,416,210)	$2,123,756,510
Affiliated issuers (identified cost $72,826,732)	72,826,732
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $25,855,400)	25,855,400
Total investments (identified cost $1,686,098,342)	2,222,438,642
Margin deposits on futures contracts	3,636,000
Receivable for:
Capital shares sold	4,137,927
Dividends	2,555,604
Interest	139,718
Variation margin on futures contracts	436,320
Expense reimbursement due from Investment Manager	11,741
Prepaid expenses	15,556
Total assets	2,233,371,508
Liabilities
Due upon return of securities on loan	25,855,400
Payable for:
Investments purchased	4,162
Capital shares purchased	1,996,013
Investment management fees	5,987
Distribution and service fees	3,302
Transfer agent fees	275,266
Administration fees	5,987
Compensation of board members	83,991
Other expenses	37,875
Total liabilities	28,267,983
Net assets applicable to outstanding capital stock	$2,205,103,525
Represented by
Paid-in capital	$1,665,960,913
Undistributed net investment income	16,068,871
Accumulated net realized loss	(16,011,244)
Unrealized appreciation (depreciation) on:
Investments	536,340,300
Futures contracts	2,744,685
Total — representing net assets applicable to outstanding capital stock	$2,205,103,525
*Value of securities on loan	$25,341,164

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Mid Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$486,870,274
Shares outstanding	41,627,941
Net asset value per share	$11.70
Class I
Net assets	$2,862
Shares outstanding	245
Net asset value per share(a)	$11.67
Class Z
Net assets	$1,718,230,389
Shares outstanding	147,287,160
Net asset value per share	$11.67

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Mid Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,616,493
Dividends — affiliated issuers	42,139
Interest	979
Income from securities lending — net	647,970
Total income	19,307,581
Expenses:
Investment management fees	1,252,373
Distribution and service fees — Class A	578,135
Transfer agent fees
Class A	395,402
Class Z	1,709,724
Administration fees	1,252,373
Compensation of board members	40,258
Custodian fees	17,385
Printing and postage fees	121,000
Registration fees	45,573
Licensing fees	12,861
Professional fees	36,474
Other	32,555
Total expenses	5,494,113
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,403,160)
Expense reductions	(180)
Total net expenses	3,090,773
Net investment income	16,216,808
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,484,233
Futures contracts	3,562,086
Net realized gain	8,046,319
Net change in unrealized appreciation (depreciation) on:
Investments	(77,042,372)
Futures contracts	(3,377,384)
Net change in unrealized depreciation	(80,419,756)
Net realized and unrealized loss	(72,373,437)
Net decrease in net assets from operations	$(56,156,629)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Mid Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$16,216,808	$28,525,200
Net realized gain	8,046,319	98,360,772
Net change in unrealized depreciation	(80,419,756)	(57,284,026)
Net increase (decrease) in net assets resulting from operations	(56,156,629)	69,601,946
Distributions to shareholders
Net investment income
Class A	(165,751)	(3,099,815)
Class I	(2)	(29)
Class Z	(1,272,505)	(24,665,554)
Net realized gains
Class A	(8,148,234)	(16,881,805)
Class I	(51)	(129)
Class Z	(29,454,488)	(108,010,412)
Total distributions to shareholders	(39,041,031)	(152,657,744)
Increase (decrease) in net assets from capital stock activity	(687,455,314)	251,630,333
Total increase (decrease) in net assets	(782,652,974)	168,574,535
Net assets at beginning of period	2,987,756,499	2,819,181,964
Net assets at end of period	$2,205,103,525	$2,987,756,499
Undistributed net investment income	$16,068,871	$1,290,321

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Mid Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	10,122,518	117,427,566	21,883,341	252,664,365
Distributions reinvested	721,175	8,127,642	1,777,674	19,595,990
Redemptions	(8,701,716)	(102,119,590)	(11,735,101)	(134,597,142)
Net increase	2,141,977	23,435,618	11,925,914	137,663,213
Class Z shares
Subscriptions	27,144,243	314,824,457	48,336,594	546,829,833
Distributions reinvested	1,591,663	17,874,374	8,311,846	91,427,308
Redemptions	(93,379,467)	(1,043,589,763)	(46,467,848)	(524,290,021)
Net increase (decrease)	(64,643,561)	(710,890,932)	10,180,592	113,967,120
Total net increase (decrease)	(62,501,584)	(687,455,314)	22,106,506	251,630,333

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Mid Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.92		$12.33		$9.44		$5.73		$10.86		$12.61
Income from investment operations:
Net investment income	0.07		0.10		0.09		0.09		0.12		0.14
Net realized and unrealized gain (loss)	(0.08)		0.10		2.94		3.71		(4.55)		(0.64)
Total from investment operations	(0.01)		0.20		3.03		3.80		(4.43)		(0.50)
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.09)		(0.09)		(0.09)		(0.14)		(0.12)
Net realized gains	(0.21)		(0.52)		(0.05)		—		(0.56)		(1.13)
Total distributions to shareholders	(0.21)		(0.61)		(0.14)		(0.09)		(0.70)		(1.25)
Net asset value, end of period	$11.70		$11.92		$12.33		$9.44		$5.73		$10.86
Total return	(0.01%)		2.12%		32.16%		66.35%		(42.11%)		(4.94%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.65	%(c)	0.66%		0.50%		0.49%		0.49	%(d)	0.47%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.45	%(c)(f)	0.45	%(f)	0.45	%(f)	0.43	%(f)	0.39	%(d)(f)	0.39	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.65	%(c)	0.66%		0.50%		0.49%		0.49%		0.47%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.45	%(c)(f)	0.45	%(f)	0.45	%(f)	0.43	%(f)	0.39	%(f)	0.39	%(f)
Net investment income	1.12	%(c)(f)	0.83	%(f)	0.83	%(f)	1.10	%(f)	1.36	%(f)	1.13	%(f)
Supplemental data
Net assets, end of period (in thousands)	$486,870		$470,550		$339,724		$168,264		$59,374		$72,095
Portfolio turnover	9%		15%		10%		15%		28%		26%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Mid Cap Index Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012	Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$11.88		$12.29	$10.19
Income from investment operations:
Net investment income	0.08		0.12	0.04
Net realized and unrealized gain (loss)	(0.07)		0.11	2.22
Total from investment operations	0.01		0.23	2.26
Less distributions to shareholders:
Net investment income	(0.01)		(0.12)	(0.11)
Net realized gains	(0.21)		(0.52)	(0.05)
Total distributions to shareholders	(0.22)		(0.64)	(0.16)
Net asset value, end of period	$11.67		$11.88	$12.29
Total return	0.12%		2.40%	22.27%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.24	%(c)	0.20%	0.23	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.15	%(c)	0.19%	0.19	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.24	%(c)	0.20%	0.23	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.15	%(c)	0.19%	0.19	%(c)(e)
Net investment income	1.42	%(c)	1.08%	0.92	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3
Portfolio turnover	9%		15%	10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Mid Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.88		$12.29		$9.41		$5.71		$10.84		$12.61
Income from investment operations:
Net investment income	0.08		0.12		0.11		0.11		0.15		0.17
Net realized and unrealized gain (loss)	(0.07)		0.11		2.93		3.69		(4.55)		(0.64)
Total from investment operations	0.01		0.23		3.04		3.80		(4.40)		(0.47)
Less distributions to shareholders:
Net investment income	(0.01)		(0.12)		(0.11)		(0.10)		(0.17)		(0.17)
Net realized gains	(0.21)		(0.52)		(0.05)		—		(0.56)		(1.13)
Total distributions to shareholders	(0.22)		(0.64)		(0.16)		(0.10)		(0.73)		(1.30)
Net asset value, end of period	$11.67		$11.88		$12.29		$9.41		$5.71		$10.84
Total return	0.12%		2.39%		32.45%		66.71%		(41.92%)		(4.75%)
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.39	%(b)	0.41%		0.25%		0.24%		0.24	%(c)	0.22%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.20	%(b)(e)	0.20	%(e)	0.20	%(e)	0.18	%(e)	0.14	%(c)(e)	0.14	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.39	%(b)	0.41%		0.25%		0.24%		0.24%		0.22%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.20	%(b)(e)	0.20	%(e)	0.20	%(e)	0.18	%(e)	0.14	%(e)	0.14	%(e)
Net investment income	1.33	%(b)(e)	1.07	%(e)	1.08	%(e)	1.36	%(e)	1.59	%(e)	1.38	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,718,230		$2,517,203		$2,479,455		$1,791,140		$971,538		$1,875,184
Portfolio turnover	9%		15%		10%		15%		28%		26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Mid Cap Index Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as

Semiannual Report 2012
24

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	2,744,685	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	3,562,086
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(3,377,384)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	4,978

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to

Semiannual Report 2012
25

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time,

Semiannual Report 2012
26

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $4,568.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $180.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.

Semiannual Report 2012
27

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.45%
Class I	0.07
Class Z	0.20

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.45%
Class I	0.19
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2012, the cost of investments for federal income tax purposes was approximately $1,686,098,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$642,187,000
Unrealized depreciation	(105,846,000)
Net unrealized appreciation	$536,341,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $230,601,706 and $951,105,391, respectively, for the six months ended August 31, 2012.

Note 6. Redemption-in-Kind

Sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended August 31, 2012, securities and other assets with a value of $795,950,754 were distributed to shareholders to satisfy their redemption requests. The net realized loss on these securities was $(42,544,559) which are not deductible by the Fund.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of

Semiannual Report 2012
28

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $25,341,164 were on loan, secured by cash collateral of $25,855,400 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At August 31, 2012, two unaffiliated shareholder account owned 40.50% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended August 31, 2012.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

Semiannual Report 2012
29

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
30

Columbia Mid Cap Index Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2012
31

Columbia Mid Cap Index Fund

Approval of Investment Management
Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
32

Columbia Mid Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Columbia Mid Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1695 D (10/12)

Semiannual Report

August 31, 2012

Columbia International Value Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia International Value Fund

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia International Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Columbia International Value Master Portfolio	22
Portfolio of Investments	23
Financial Statements	30
Financial Highlights	33
Notes to Financial Statements	34
Approval of Investment Management Services and Subadvisory Agreements	39
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia International Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia International Value Fund (the Fund) Class A shares returned -6.21% (excluding sales charges) for the six months ended August 31, 2012.

>  The Fund's return underperformed its benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (Net), which returned -4.38% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/27/95
Excluding sales charges		-6.21	-1.81	-5.65	6.83
Including sales charges		-11.59	-7.43	-6.76	6.21
Class B	05/22/98
Excluding sales charges		-6.56	-2.58	-6.34	6.04
Including sales charges		-11.23	-7.30	-6.60	6.04
Class C	06/15/98
Excluding sales charges		-6.50	-2.51	-6.35	6.04
Including sales charges		-7.44	-3.45	-6.35	6.04
Class I*	09/27/10	-6.02	-5.04	-6.21	6.52
Class R*	09/27/10	-6.32	-2.18	-5.94	6.52
Class Z	12/27/95	-6.11	-1.59	-5.43	7.09
MSCI EAFE Value Index (Net)		-4.38	0.07	-6.12	6.68

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia International Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2012)
Total SA	3.2
GDF Suez	3.1
ENI SpA	3.1
Nippon Telegraph & Telephone Corp.	2.8
Sanofi	2.5
Carrefour SA	2.5
AstraZeneca PLC	2.4
Deutsche Telekom AG, Registered Shares	2.3
Telecom Italia SpA, Savings Shares	2.3
BP PLC	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled Master Portfolio's "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2012)
Brazil	5.1
France	15.8
Germany	3.7
Ireland	2.2
Italy	7.0
Japan	25.7
Mexico	2.8
Netherlands	6.9
Portugal	0.9
Russian Federation	1.5
South Korea	2.8
Spain	0.8
Sweden	1.0
Switzerland	5.4
United Kingdom	17.4
United States(a)	1.0
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Master Portfolio's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

The Fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the Master Portfolio.

Portfolio Management

Brandes Investment Partners, L.P.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia International Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2012 – August 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	937.90	1,018.15	6.84	7.12	1.40
Class B	1,000.00	1,000.00	934.40	1,014.37	10.48	10.92	2.15
Class C	1,000.00	1,000.00	935.00	1,014.37	10.49	10.92	2.15
Class I	1,000.00	1,000.00	939.80	1,020.16	4.89	5.09	1.00
Class R	1,000.00	1,000.00	936.80	1,016.64	8.30	8.64	1.70
Class Z	1,000.00	1,000.00	938.90	1,019.41	5.62	5.85	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia International Value Fund

Portfolio of Investments

August 31, 2012 (Unaudited)

Investment Company 100.0%

Value ($)
Investment in Columbia Funds Master Investment Trust LLC, Columbia International Value Master Portfolio(a)	1,072,607,920
Total Investments	1,072,607,920
Other Assets & Liabilities, Net	(104,810)
Net Assets	1,072,503,110

Notes to Portfolio of Investments:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2012, Columbia International Value Fund owned 92.2% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following industries at August 31, 2012.

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Automobiles	3.4
Capital Markets	1.6
Chemicals	1.1
Commercial Banks	7.8
Commercial Services & Supplies	0.8
Communications Equipment	1.0
Construction Materials	3.3
Diversified Telecommunication Services	12.2
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	4.0
Food & Staples Retailing	8.3
Food Products	2.0
Household Durables	0.6
Insurance	7.5
Media	1.3
Metals & Mining	1.3
Multiline Retail	1.7
Multi-Utilities	3.0
Office Electronics	1.5
Oil, Gas & Consumable Fuels	11.5
Pharmaceuticals	14.0
Semiconductors & Semiconductor Equipment	1.9
Specialty Retail	1.2
Tobacco	0.9
Wireless Telecommunication Services	4.8
Total	98.4

Percentages indicated are based upon the Master Portfolio's net assets. The Master Portfolio's portfolio composition is subject to change.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia International Value Fund

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value
Columbia International Value Master Portfolio (identified cost $1,338,502,000)	$1,072,607,920
Receivable from Master Portfolio	64,485
Receivable for:
Capital shares sold	1,447,625
Expense reimbursement due from Investment Manager	2,583
Prepaid expenses	7,760
Total assets	1,074,130,373
Liabilities
Due to custodian	64,485
Payable for:
Capital shares purchased	1,269,885
Distribution and service fees	2,124
Transfer agent fees	208,254
Administration fees	4,953
Compensation of board members	61,973
Other expenses	15,589
Total liabilities	1,627,263
Net assets applicable to outstanding capital stock	$1,072,503,110
Represented by
Paid-in capital	$1,735,961,442
Undistributed net investment income	20,715,334
Accumulated net realized loss	(418,279,586)
Unrealized appreciation (depreciation) on:
Investments	(265,894,080)
Total — representing net assets applicable to outstanding capital stock	$1,072,503,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia International Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2012 (Unaudited)

Class A
Net assets	$195,900,209
Shares outstanding	15,928,807
Net asset value per share	$12.30
Maximum offering price per share(a)	$13.05
Class B
Net assets	$629,886
Shares outstanding	53,180
Net asset value per share	$11.84
Class C
Net assets	$28,336,375
Shares outstanding	2,400,184
Net asset value per share	$11.81
Class I
Net assets	$2,148
Shares outstanding	179
Net asset value per share(b)	$11.97
Class R
Net assets	$28,831
Shares outstanding	2,344
Net asset value per share	$12.30
Class Z
Net assets	$847,605,661
Shares outstanding	68,167,975
Net asset value per share	$12.43

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia International Value Fund

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income allocated from Master Portfolio:
Dividends — unaffiliated issuers	$34,917,969
Dividends — affiliated issuers	12,099
Interest	71,812
Income from securities lending — net	1,053,791
Foreign taxes withheld	(3,908,887)
Expenses allocated from Master Portfolio(a)	(4,901,407)
Total income	27,245,377
Expenses:
Distribution fees
Class B	2,570
Class C	115,226
Class R	40
Service fees
Class B	857
Class C	38,409
Distribution and service fees — Class A	254,361
Transfer agent fees
Class A	198,726
Class B	668
Class C	29,990
Class R	16
Class Z	831,743
Administration fees	923,098
Compensation of board members	2,520
Custodian fees	466
Printing and postage fees	161,718
Registration fees	81,014
Professional fees	4,709
Other	24,002
Total expenses	2,670,133
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(892,717)
Expense reductions	(1,120)
Total net expenses	1,776,296
Net investment income	25,469,081
Realized and unrealized gain (loss) — net
Net realized gain (loss) allocated from Master Portfolio on:
Investments	(28,553,015)
Foreign currency translations	(80,493)
Net realized loss	(28,633,508)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	(69,113,101)
Net change in unrealized appreciation (depreciation)	(69,113,101)
Net realized and unrealized loss	(97,746,609)
Net decrease in net assets from operations	$(72,277,528)

(a) Net expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfiolio's investment management fees, administration fees, compensation of board members, custodian fees and other expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia International Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$25,469,081	$40,306,342
Net realized loss allocated from Master Portfolio	(28,633,508)	(101,422,275)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio	(69,113,101)	(107,890,152)
Net decrease in net assets resulting from operations	(72,277,528)	(169,006,085)
Distributions to shareholders
Net investment income
Class A	(372,378)	(8,774,790)
Class B	(414)	(27,711)
Class C	(19,603)	(1,145,212)
Class I	(5)	(33,455)
Class R	(49)	(82)
Class Z	(1,916,161)	(36,299,996)
Total distributions to shareholders	(2,308,610)	(46,281,246)
Increase (decrease) in net assets from capital stock activity	(39,161,864)	(337,926,958)
Proceeds from regulatory settlements (Note 5)	—	81,090
Total decrease in net assets	(113,748,002)	(553,133,199)
Net assets at beginning of period	1,186,251,112	1,739,384,311
Net assets at end of period	$1,072,503,110	$1,186,251,112
Undistributed (excess of distributions over) net investment income	$20,715,334	$(2,445,137)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia International Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,351,985	16,453,049	3,807,023	51,147,403
Distributions reinvested	22,097	259,644	500,111	6,030,999
Redemptions	(2,631,550)	(31,919,156)	(11,441,576)	(156,058,831)
Net decrease	(1,257,468)	(15,206,463)	(7,134,442)	(98,880,429)
Class B shares
Subscriptions	3,744	43,669	15,890	209,769
Distributions reinvested	30	340	1,770	20,511
Redemptions(a)	(14,244)	(168,047)	(52,388)	(673,782)
Net decrease	(10,470)	(124,038)	(34,728)	(443,502)
Class C shares
Subscriptions	47,810	551,546	249,459	3,293,863
Distributions reinvested	1,160	13,106	65,034	752,044
Redemptions	(410,439)	(4,786,380)	(1,521,712)	(19,861,019)
Net decrease	(361,469)	(4,221,728)	(1,207,219)	(15,815,112)
Class I shares
Subscriptions	—	—	29,397	431,921
Distributions reinvested	—	—	2,341	33,356
Redemptions	—	—	(2,291,500)	(33,085,036)
Net decrease	—	—	(2,259,762)	(32,619,759)
Class R shares
Subscriptions	2,300	26,351	411	4,831
Distributions reinvested	4	46	—	—
Redemptions	(552)	(6,544)	—	—
Net increase	1,752	19,853	411	4,831
Class Z shares
Subscriptions	8,967,303	109,072,502	20,014,598	273,478,830
Distributions reinvested	129,762	1,540,277	2,074,910	25,186,240
Redemptions	(10,624,336)	(130,242,267)	(36,032,727)	(488,838,057)
Net decrease	(1,527,271)	(19,629,488)	(13,943,219)	(190,172,987)
Total net decrease	(3,154,926)	(39,161,864)	(24,578,959)	(337,926,958)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia International Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$13.14		$15.12		$13.48		$9.40		$18.95		$26.02		$24.97
Income from investment operations:
Net investment income	0.28		0.39		0.22		0.33	(b)	0.52		0.65		0.29
Net realized and unrealized gain (loss)	(1.10)		(1.88)		1.81		3.96		(7.83)		(1.95)		4.34
Total from investment operations	(0.82)		(1.49)		2.03		4.29		(7.31)		(1.30)		4.63
Less distributions to shareholders:
Net investment income	(0.02)		(0.49)		(0.39)		(0.21)		(0.53)		(0.68)		(0.34)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.02)		(0.49)		(0.39)		(0.21)		(2.24)		(5.77)		(3.58)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.30		$13.14		$15.12		$13.48		$9.40		$18.95		$26.02
Total return	(6.21%)		(9.51%)		15.47%		45.57%		(42.59%)		(7.28%)		20.46%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.56	%(d)	1.53	%(e)	1.48	%(e)	1.42	%(e)	1.38	%(e)	1.32	%(d)(e)	1.30	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.40	%(d)(g)	1.41	%(e)(g)	1.48	%(e)(g)	1.42	%(e)(g)	1.38	%(e)(g)	1.32	%(d)(e)(g)	1.30	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.56	%(d)	1.53%		1.48%		1.42%		1.38%		1.32	%(d)	1.30%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.40	%(d)(g)	1.41	%(g)	1.48	%(g)	1.42	%(g)	1.38	%(g)	1.32	%(d)(g)	1.30	%(g)
Net investment income	4.52	%(d)(g)	2.87	%(g)	1.61	%(g)	2.56	%(g)	3.31	%(g)	2.71	%(d)(g)	1.15	%(g)
Supplemental data
Net assets, end of period (in thousands)	$195,900		$225,747		$367,847		$380,578		$241,097		$868,942		$1,073,616

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$12.68		$14.61		$13.02		$9.09		$18.39		$25.43		$24.54
Income from investment operations:
Net investment income	0.23		0.27		0.21		0.24	(b)	0.37		0.49		0.11
Net realized and unrealized gain (loss)	(1.06)		(1.81)		1.67		3.82		(7.53)		(1.91)		4.22
Total from investment operations	(0.83)		(1.54)		1.88		4.06		(7.16)		(1.42)		4.33
Less distributions to shareholders:
Net investment income	(0.01)		(0.39)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.01)		(0.39)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$11.84		$12.68		$14.61		$13.02		$9.09		$18.39		$25.43
Total return	(6.56%)		(10.28%)		14.75%		44.61%		(43.01%)		(7.90%)		19.51%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.31	%(d)	2.27	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.15	%(d)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.31	%(d)	2.27%		2.23%		2.17%		2.13%		2.07	%(d)	2.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.15	%(d)(g)	2.16	%(g)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)
Net investment income	3.82	%(d)(g)	2.05	%(g)	1.62	%(g)	1.95	%(g)	2.43	%(g)	2.10	%(d)(g)	0.45	%(g)
Supplemental data
Net assets, end of period (in thousands)	$630		$807		$1,437		$8,476		$18,743		$65,705		$110,726

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$12.64		$14.56		$12.99		$9.08		$18.37		$25.40		$24.52
Income from investment operations:
Net investment income	0.23		0.27		0.12		0.22	(b)	0.34		0.46		0.10
Net realized and unrealized gain (loss)	(1.05)		(1.80)		1.74		3.82		(7.49)		(1.87)		4.22
Total from investment operations	(0.82)		(1.53)		1.86		4.04		(7.15)		(1.41)		4.32
Less distributions to shareholders:
Net investment income	(0.01)		(0.39)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.01)		(0.39)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$11.81		$12.64		$14.56		$12.99		$9.08		$18.37		$25.40
Total return	(6.50%)		(10.24%)		14.62%		44.44%		(43.00%)		(7.86%)		19.48%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.31	%(d)	2.28	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.15	%(d)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.31	%(d)	2.28%		2.23%		2.17%		2.13%		2.07	%(d)	2.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.15	%(d)(g)	2.16	%(g)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)
Net investment income	3.81	%(d)(g)	2.10	%(g)	0.89	%(g)	1.81	%(g)	2.28	%(g)	1.99	%(d)(g)	0.42	%(g)
Supplemental data
Net assets, end of period (in thousands)	$28,336		$34,910		$57,793		$63,914		$49,750		$127,020		$170,731

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia International Value Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.77		$15.27		$13.93
Income from investment operations:
Net investment income (loss)	0.29		0.70		(0.00	)(b)
Net realized and unrealized gain (loss)	(1.06)		(2.65)		1.67
Total from investment operations	(0.77)		(1.95)		1.67
Less distributions to shareholders:
Net investment income	(0.03)		(0.55)		(0.33)
Total distributions to shareholders	(0.03)		(0.55)		(0.33)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$11.97		$12.77		$15.27
Total return	(6.02%)		(12.47%)		12.22%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.12	%(c)	1.06	%(d)	1.07	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.00	%(c)(f)	1.06	%(d)(f)	1.07	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.12	%(c)	1.06%		1.07	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.00	%(c)(f)	1.06	%(f)	1.07	%(c)(f)
Net investment income (loss)	4.87	%(c)(f)	4.77	%(f)	(0.05	%)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$34,506

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia International Value Fund

Financial Highlights (continued)

Class R	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$13.15		$15.15		$13.78
Income from investment operations:
Net investment income	0.12		0.25		0.02
Net realized and unrealized gain (loss)	(0.95)		(1.79)		1.60
Total from investment operations	(0.83)		(1.54)		1.62
Less distributions to shareholders:
Net investment income	(0.02)		(0.46)		(0.25)
Total distributions to shareholders	(0.02)		(0.46)		(0.25)
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.30		$13.15		$15.15
Total return	(6.32%)		(9.90%)		11.92%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.85	%(c)	1.86	%(d)	1.77	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.70	%(c)(f)	1.64	%(d)(f)	1.77	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.85	%(c)	1.86%		1.77	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.70	%(c)(f)	1.64	%(f)	1.77	%(c)(f)
Net investment income	2.06	%(c)(f)	1.94	%(f)	0.40	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$29		$8		$3

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Per share data
Net asset value, beginning of period	$13.27		$15.28		$13.62		$9.49		$19.10		$26.17		$25.09
Income from investment operations:
Net investment income	0.29		0.42		0.26		0.36	(b)	0.50		0.73		0.36
Net realized and unrealized gain (loss)	(1.10)		(1.90)		1.83		4.01		(7.83)		(1.98)		4.35
Total from investment operations	(0.81)		(1.48)		2.09		4.37		(7.33)		(1.25)		4.71
Less distributions to shareholders:
Net investment income	(0.03)		(0.53)		(0.43)		(0.24)		(0.57)		(0.73)		(0.39)
Net realized gains	—		—		—		—		(1.70)		(5.09)		(3.24)
Tax return of capital	—		—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.03)		(0.53)		(0.43)		(0.24)		(2.28)		(5.82)		(3.63)
Proceeds from regulatory settlements	—		0.00	(c)	0.00	(c)	0.00	(c)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.43		$13.27		$15.28		$13.62		$9.49		$19.10		$26.17
Total return	(6.11%)		(9.35%)		15.74%		45.94%		(42.41%)		(7.05%)		20.70%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.32	%(d)	1.27	%(e)	1.23	%(e)	1.17	%(e)	1.13	%(e)	1.07	%(d)(e)	1.05	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.15	%(d)(g)	1.16	%(e)(g)	1.23	%(e)(g)	1.17	%(e)(g)	1.13	%(e)(g)	1.07	%(d)(e)(g)	1.05	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.32	%(d)	1.27%		1.23%		1.17%		1.13%		1.07	%(d)	1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.15	%(d)(g)	1.16	%(g)	1.23	%(g)	1.17	%(g)	1.13	%(g)	1.07	%(d)(g)	1.05	%(g)
Net investment income	4.75	%(d)(g)	3.09	%(g)	1.85	%(g)	2.76	%(g)	3.20	%(g)	3.04	%(d)(g)	1.43	%(g)
Supplemental data
Net assets, end of period (in thousands)	$847,606		$924,777		$1,277,799		$1,187,812		$844,122		$1,886,808		$2,651,855

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia International Value Fund

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Feeder Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The value of the Feeder Fund's investment in Columbia International Value Master Portfolio (the Master Portfolio) included in the Statement of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interests in the net assets of the Master Portfolio, which is equal to 92.2% at August 31, 2012. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by the Investment Manager, not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Feeder Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Feeder Fund no longer accepts investments by new or existing investors in the Feeder Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Feeder Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Feeder Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Feeder Fund in the preparation of its financial statements.

Security Valuation

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Feeder Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

Semiannual Report 2012
17

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Expenses

General expenses of the Trust are allocated to the Feeder Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Feeder Fund are charged to the Feeder Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Feeder Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Feeder Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Feeder Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Feeder Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Feeder Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Feeder Fund level, based on statutory rates. The Feeder Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Feeder Fund. In addition, certain of the Feeder Fund's contracts with its service providers contain general indemnification clauses. The Feeder Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Feeder Fund cannot be determined, and the Feeder Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Feeder Fund indirectly pays for investment management and

Semiannual Report 2012
18

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

subadvisory services and a portion of the administrative services through its investment in the Master Portfolio (see Notes to Financial Statements of the Master Portfolio).

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Feeder Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.17% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Feeder Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Feeder Fund and Board expenses is facilitated by a company providing limited administrative services to the Feeder Fund and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $1,920.

Compensation of Board Members

Board members are compensated for their services to the Feeder Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Feeder Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Feeder Fund's liability for these amounts is adjusted for market value changes and remains in the Feeder Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Feeder Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Feeder Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Feeder Fund that is a percentage of the average aggregate value of the Feeder Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Feeder Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2012, the Feeder Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.20
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Feeder Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2012, these minimum account balance fees reduced total expenses by $1,120.

Distribution and Service Fees

The Feeder Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Feeder Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Feeder Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Feeder Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Feeder Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

Semiannual Report 2012
19

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Feeder Fund shares were $38,226 for Class A, $214 for Class B and $646 for Class C shares for the six months ended August 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Feeder Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.46%
Class B	2.21
Class C	2.21
Class I	1.07
Class R	1.71
Class Z	1.21

Prior to July 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.37%
Class B	2.12
Class C	2.12
Class I	0.97
Class R	1.62
Class Z	1.12

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Feeder Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

The following capital loss carryforward, determined as of February 29, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	185,725,377
2019	68,376,538
Unlimited long-term	80,594,079
Total	334,695,994

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Feeder Fund has elected to treat post-October capital losses of $51,269,575 at February 29, 2012 as arising on March 1, 2012.

Management of the Feeder Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Feeder Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Regulatory Settlements

During the year ended February 29, 2012, the Feeder Fund received $81,090 as a result of a regulatory settlement proceeding brought by the Securities and Exchange

Semiannual Report 2012
20

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Feeder Fund's portion of the proceeds from the settlement (the Feeder Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 6. Shareholder Concentration

At August 31, 2012, three unaffiliated shareholder accounts owned 63.6% of the outstanding shares of the Feeder Fund. The Feeder Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Feeder Fund.

Note 7. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
21

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2012

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

22

Columbia International Value Master Portfolio

Portfolio of Investments

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
Brazil 5.1%
Banco Santander Brasil SA, ADR	1,038,900	7,874,862
Centrais Eletricas Brasileiras SA, ADR(a)	1,727,040	11,225,760
Oi SA (Preference), ADR(a)	1,118,577	4,161,106
Petroleo Brasileiro SA, ADR	879,743	18,105,111
Telefonica Brasil SA, ADR	353,756	7,559,766
Tim Participacoes SA, ADR(a)	528,570	10,312,401
Total		59,239,006
France 15.7%
Carrefour SA	1,356,092	28,425,364
France Telecom SA	1,838,170	25,420,991
GDF Suez	1,433,519	35,295,293
Natixis	2,404,246	6,571,283
Renault SA	125,200	5,852,616
Sanofi	348,286	28,496,721
STMicroelectronics NV	2,682,400	15,914,793
Total SA	739,781	36,945,363
Total		182,922,424
Germany 3.7%
Daimler AG, Registered Shares	230,527	11,308,317
Deutsche Bank AG, Registered Shares	160,195	5,697,222
Deutsche Telekom AG, Registered Shares(a)	2,207,800	26,339,567
Total		43,345,106
Ireland 2.2%
CRH PLC	1,461,541	25,713,460
Italy 6.9%
ENI SpA	1,592,087	35,284,524
Intesa Sanpaolo SpA	10,191,238	16,023,173
Italcementi SpA, Savings Shares	890,500	2,128,135
Telecom Italia SpA	1,120,510	1,042,939
Telecom Italia SpA, Savings Shares	32,972,210	26,106,903
Total		80,585,674
Japan 25.6%
Astellas Pharma, Inc.(a)	475,000	23,259,123
Canon, Inc.	507,300	16,909,457
Dai Nippon Printing Co., Ltd.	1,240,000	8,833,019

Common Stocks (continued)

Issuer	Shares	Value ($)
Daiichi Sankyo Co., Ltd.	852,600	14,118,696
FUJIFILM Holdings Corp.(a)	890,505	14,854,975
Japan Tobacco, Inc.	363,300	11,015,703
Mitsubishi UFJ Financial Group, Inc.(a)	3,437,231	15,712,264
MS&AD Insurance Group Holdings, Inc.	864,200	13,710,239
Nippon Telegraph & Telephone Corp.	681,700	31,609,424
NKSJ Holdings, Inc.	597,250	10,827,648
Ono Pharmaceutical Co., Ltd.(a)	262,800	16,356,858
Rohm Co., Ltd.	191,400	6,282,521
Seven & I Holdings Co., Ltd.(a)	343,100	10,439,974
Sony Corp.(a)	609,900	6,908,404
Sumitomo Mitsui Financial Group, Inc.	441,442	13,749,085
Sumitomo Mitsui Trust Holdings, Inc.	1,436,000	4,026,424
Taisho Pharmaceutical Holdings Co., Ltd.(a)	100,999	8,172,740
Takeda Pharmaceutical Co., Ltd.(a)	499,800	23,497,356
TDK Corp.	185,000	7,091,641
Tokio Marine Holdings, Inc.	714,900	17,261,103
Toyota Motor Corp.	575,000	22,864,934
Total		297,501,588
Mexico 2.8%
America Movil SAB de CV, Class L, ADR(a)	823,600	21,075,924
Cemex SAB de CV, ADR(a)(b)	1,469,095	10,974,140
Total		32,050,064
Netherlands 6.8%
Aegon NV(b)	4,017,519	20,632,359
Akzo Nobel NV	218,454	12,590,027
Koninklijke Ahold NV	1,736,532	21,470,783
Unilever NV-CVA	678,849	23,677,433
Wolters Kluwer NV	60,000	1,079,192
Total		79,449,794
Portugal 0.9%
Portugal Telecom SGPS SA, Registered Shares(a)	2,106,976	10,282,598
Russian Federation 1.5%
Lukoil OAO, ADR	297,500	16,969,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
South Korea 2.8%
Korea Electric Power Corp., ADR(a)(b)	753,150	8,066,237
POSCO	48,251	15,708,497
SK Telecom Co., Ltd.	66,477	8,578,640
Total		32,353,374
Spain 0.8%
Telefonica SA(a)	715,796	9,039,295
Sweden 1.0%
Telefonaktiebolaget LM Ericsson, Class B	1,260,168	11,798,257
Switzerland 5.3%
Swiss Re AG	402,700	25,245,203
TE Connectivity Ltd.	695,843	24,472,798
UBS AG, Registered Shares(b)	1,110,530	12,423,233
Total		62,141,234
United Kingdom 17.3%
AstraZeneca PLC	579,085	27,001,139
Barclays PLC	4,818,407	14,020,297
BP PLC	3,722,800	26,089,310
GlaxoSmithKline PLC	965,148	21,838,285
HSBC Holdings PLC	1,411,239	12,259,621
ITV PLC	10,528,676	13,926,068
J Sainsbury PLC	3,969,329	20,647,656
Kingfisher PLC	3,103,400	13,580,843
Marks & Spencer Group PLC	3,554,280	20,193,041
Vodafone Group PLC	5,523,790	15,919,284
Wm Morrison Supermarkets PLC	3,598,665	15,999,603
Total		201,475,147
Total Common Stocks (Cost: $1,435,736,186)		1,144,866,421

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.164%(c)(d)	11,669,526	11,669,526
Total Money Market Funds (Cost: $11,669,526)		11,669,526
Investments of Cash Collateral Received for Securities on Loan 9.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 0.6%
Barton Capital Corporation 09/04/12	0.200%	4,999,778	4,999,778
Manhattan Asset Funding Co. LLC 09/20/12	0.210%	1,999,673	1,999,673
Total			6,999,451
Certificates of Deposit 0.9%
N.V. Bank Nederlandse Gemeenten 10/04/12	0.240%	5,000,000	5,000,000
Natixis 09/06/12	0.210%	5,000,000	5,000,000
Total			10,000,000
Commercial Paper 0.3%
PB Capital Corp. 10/29/12	0.701%	3,995,333	3,995,333
Repurchase Agreements 7.4%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $10,000,222(e)	0.200%	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,117(e)	0.210%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $5,000,136(e)	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $15,000,400(e)	0.240%	15,000,000	15,000,000
Natixis Financial Products, Inc.(e) dated 08/31/12, matures 09/04/12, repurchase price $3,000,073	0.220%	3,000,000	3,000,000
repurchase price $36,000,960	0.240%	36,000,000	36,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $5,000,128(e)	0.230%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $6,715,539(e)	0.180%	6,715,404	6,715,404
Total			85,715,404
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $106,710,188)			106,710,188
Total Investments (Cost: $1,554,115,900)			1,263,246,135
Other Assets & Liabilities, Net			(99,786,574)
Net Assets			1,163,459,561

At August 31, 2012, the Master Portfolio held investments in the following industries.

Summary of Investments in Securities by Industry (%) (at August 31, 2012)
Automobiles	3.4
Capital Markets	1.6
Chemicals	1.1
Commercial Banks	7.8
Commercial Services & Supplies	0.8
Communications Equipment	1.0
Construction Materials	3.3
Diversified Telecommunication Services	12.2
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	4.0
Food & Staples Retailing	8.3
Food Products	2.0
Household Durables	0.6
Insurance	7.5
Media	1.3
Metals & Mining	1.3
Multiline Retail	1.7
Multi-Utilities	3.0
Office Electronics	1.5
Oil, Gas & Consumable Fuels	11.5
Pharmaceuticals	14.0
Semiconductors & Semiconductor Equipment	1.9
Specialty Retail	1.2
Tobacco	0.9
Wireless Telecommunication Services	4.8
Total	98.4

Percentages indicated are based upon the Master Portfolio's net assets. The Master Portfolio's portfolio composition is subject to change.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At August 31, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Master Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Master Portfolio. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	47,968,082	127,498,492	(163,797,048)	—	11,669,526	13,128	11,669,526

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Master Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citibank NA (0.200%)
Fannie Mae REMICS	4,461,388
Fannie Mae-Aces	1,175,774
Freddie Mac REMICS	3,598,646
Government National Mortgage Association	964,192
Total market value of collateral securities	10,200,000
Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	1,635,423
Fannie Mae-Aces	561,212
Freddie Mac REMICS	2,179,888
Government National Mortgage Association	723,477
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Credit Suisse Securities (USA) LLC (0.140%)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,454
Total market value of collateral securities	5,100,078

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Mizuho Securities USA, Inc. (0.240%)
Freddie Mac REMICS	352,205
Ginnie Mae I Pool	12,387,390
Ginnie Mae II Pool	342,361
Government National Mortgage Association	2,218,044
Total market value of collateral securities	15,300,000
Security Description	Value ($)
Natixis Financial Products, Inc. (0.220%)
United States Treasury Bill	264,261
United States Treasury Note/Bond	2,795,814
Total market value of collateral securities	3,060,075
Security Description	Value ($)
Natixis Financial Products, Inc. (0.240%)
Fannie Mae Pool	4,326,203
Fannie Mae REMICS	11,264,442
Freddie Mac Non Gold Pool	1,226,692
Freddie Mac Reference REMIC	304
Freddie Mac REMICS	6,532,040
Ginnie Mae I Pool	34,197
Ginnie Mae II Pool	393,876
Government National Mortgage Association	12,943,225
Total market value of collateral securities	36,720,979
Security Description	Value ($)
Nomura Securities (0.230%)
Fannie Mae Pool	3,501,334
Freddie Mac Gold Pool	1,598,666
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Societe Generale (0.180%)
United States Treasury Inflation Indexed Bonds	6,849,712
Total market value of collateral securities	6,849,712

Abbreviation Legend

ADR  American Depositary Receipt

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Master Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Master Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Master Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Master Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Master Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Master Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Master Portfolio's investments at August 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	95,713,415	—	95,713,415
Consumer Staples	—	131,676,516	—	131,676,516
Energy	35,074,511	98,319,197	—	133,393,708
Financials	7,874,862	188,159,154	—	196,034,016
Health Care	—	162,740,918	—	162,740,918
Industrials	—	8,833,019	—	8,833,019
Information Technology	24,472,798	72,851,644	—	97,324,442
Materials	10,974,140	56,140,119	—	67,114,259
Telecommunication Services	43,109,197	154,339,641	—	197,448,838
Utilities	19,291,997	35,295,293	—	54,587,290
Total Equity Securities	140,797,505	1,004,068,916	—	1,144,866,421
Other
Money Market Funds	11,669,526	—	—	11,669,526
Investments of Cash Collateral Received for Securities on Loan	—	106,710,188	—	106,710,188
Total Other	11,669,526	106,710,188	—	118,379,714
Total	152,467,031	1,110,779,104	—	1,263,246,135

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Master Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,435,736,186)	$1,144,866,421
Affiliated issuers (identified cost $11,669,526)	11,669,526
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $20,994,784)	20,994,784
Repurchase agreements (identified cost $85,715,404)	85,715,404
Total investments (identified cost $1,554,115,900)	1,263,246,135
Foreign currency (identified cost $434,250)	436,123
Receivable from feeder funds	2,903
Receivable for:
Dividends	6,471,338
Interest	43,875
Reclaims	202,589
Prepaid expenses	1,940
Total assets	1,270,404,903
Liabilities
Due upon return of securities on loan	106,710,188
Payable to feeder funds	64,485
Payable for:
Investment management fees	25,754
Administration fees	1,580
Compensation of board members	64,672
Expense reimbursement due to Investment Manager	764
Other expenses	77,899
Total liabilities	106,945,342
Net assets applicable to outstanding capital stock	$1,163,459,561
*Value of securities on loan	$102,072,702

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$37,880,147
Dividends — affiliated issuers	13,128
Interest	77,849
Income from securities lending — net	1,142,050
Foreign taxes withheld	(4,238,460)
Total income	34,874,714
Expenses:
Investment management fees	4,796,865
Administration fees	294,655
Compensation of board members	12,560
Custodian fees	69,144
Professional fees	30,833
Foreign transaction tax	271,266
Other	9,063
Total expenses	5,484,386
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(166,077)
Total net expenses	5,318,309
Net investment income	29,556,405
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(32,928,669)
Foreign currency translations	(135,861)
Net realized loss	(33,064,530)
Net change in unrealized appreciation (depreciation) on:
Investments	(73,213,373)
Foreign currency translations	9,510
Net change in unrealized appreciation (depreciation)	(73,203,863)
Net realized and unrealized loss	(106,268,393)
Net decrease in net assets from operations	$(76,711,988)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Statement of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$29,556,405	$50,576,529
Net realized loss	(33,064,530)	(114,304,604)
Net change in unrealized appreciation (depreciation)	(73,203,863)	(120,829,715)
Net decrease in net assets resulting from operations	(76,711,988)	(184,557,790)
Contributions and withdrawals
Contributions	63,552,113	278,469,573
Withdrawals	(114,053,427)	(781,643,335)
Net contributions (withdrawals)	(50,501,314)	(503,173,762)
Total decrease in net assets	(127,213,302)	(687,731,552)
Net assets at beginning of period	1,290,672,863	1,978,404,415
Net assets at end of period	$1,163,459,561	$1,290,672,863

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Financial Highlights

The following table shows certain financial information for evaluating the Portfolio's results. Total returns are not annualized for periods of less than one year.

	Six Months Ended August 31, 2012		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
	(Unaudited)		2012		2011		2010		2009		2008(a)		2007
Total return	(5.86%)		(9.07%)		16.11%		46.24%		(42.12%)		(6.79%)		20.95%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.93	%(c)	0.88	%(d)	0.86	%(d)	0.87	%(d)	0.84	%(d)	0.81	%(c)(d)	0.80	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.90	%(c)	0.88	%(d)	0.86	%(d)(f)	0.87	%(d)(f)	0.84	%(d)(f)	0.81	%(c)(d)(f)	0.80	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.93	%(c)	0.88%		0.86%		0.87%		0.84%		0.81	%(c)	0.80%
Net expenses after fees waiver or expenses reimbursed (excluding interest expense)(e)	0.90	%(c)	0.88%		0.86	%(f)	0.87	%(f)	0.84	%(f)	0.81	%(c)(f)	0.80	%(f)
Net investment income	5.00	%(c)	3.41%		2.21	%(f)	3.08	%(f)	3.58	%(f)	3.27	%(c)(f)	1.66	%(f)
Supplemental data
Portfolio turnover	9%		16%		7%		22%		5%		24%		19%

Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Master Portfolio's fiscal year end was changed from March 31 to February 29.

(b)  In addition to the fees and expenses which the Master Portfolio bears directly, the Master Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia International Value Master Portfolio

Notes to Financial Statements

August 31, 2012 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the Master Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the Master Portfolio).

The following investors were invested in the Master Portfolio at August 31, 2012:

Columbia International Value Fund (the Feeder Fund)	92.2%
Columbia Management Private Funds VII, LLC — International Value Fund	7.8

The Master Portfolio serves as a master portfolio for the Columbia International Value Fund which operates as a feeder fund in a master/feeder structure.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains (losses) of the Master Portfolio.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains

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Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

(losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Master Portfolio, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Master Portfolio still owns the applicable securities on the payment date. If the Master Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Foreign Taxes

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Master Portfolio level, based on statutory rates. The Master Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Master Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Trust or its Master Portfolio. In addition, certain of the Master Portfolio's contracts with its service providers contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Master Portfolio cannot be determined, and the Master Portfolio has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date

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Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.85% to 0.66% as the Master Portfolio's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2012 was 0.81% of the Master Portfolio's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Brandes Investment Partners, L.P. (Brandes), the subadviser of the Master Portfolio. The Investment Manager compensates Brandes to manage the investments of the Master Portfolio's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Master Portfolio Administrator. The Master Portfolio pays the Master Portfolio Administrator an annual fee for administration and accounting services equal to 0.05% of the Master Portfolio's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Master Portfolio or the Board, including: Master Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Master Portfolio and Board expenses is facilitated by a company providing limited administrative services to the Master Portfolio and the Board. For the six months ended August 31, 2012, other expenses paid to this company were $480.

Compensation of Board Members

Board members are compensated for their services to the Master Portfolio as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board

members who are not "interested persons" of the Master Portfolio, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Master Portfolio's liability for these amounts is adjusted for market value changes and remains in the Master Portfolio until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Master Portfolio's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Master Portfolio's custodian, do not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be modified or terminated by the Investment Manager at any time.

Note 4. Federal Tax Information

At August 31, 2012, the cost of investments for federal income tax purposes was $1,554,116,000 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,726,000
Unrealized depreciation	(377,596,000)
Net unrealized depreciation	$(290,870,000)

Management of the Master Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $121,546,696 and $109,136,040, respectively, for the six months ended August 31, 2012.

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Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

Note 6. Lending of Portfolio Securities

The Master Portfolio has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Master Portfolio. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Master Portfolio into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Master Portfolio from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Master Portfolio in connection with the securities lending program. Loans are subject to termination by the Master Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Master Portfolio receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended August 31, 2012 is disclosed in the Statement of Operations. The Master Portfolio continues to earn and accrue interest and dividends on the securities loaned.

At August 31, 2012, securities valued at $102,072,702 were on loan, secured by cash collateral of $106,710,188 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Master Portfolio may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Master Portfolio and other affiliated funds. The income earned by the Master Portfolio from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Master Portfolio indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Master Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Master Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Master Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Master Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Master Portfolio had no borrowings during the six months ended August 31, 2012.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also

Semiannual Report 2012
37

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2012 (Unaudited)

more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
38

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Value Fund (the Fund), a series of Columbia Funds Series Trust, and Columbia International Value Master Portfolio (Master Portfolio), a series of Columbia Funds Master Investment Trust, LLC. The Fund invests all or substantially all of its assets in the Master Portfolio. Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund, the Master Portfolio and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Brandes Investment Partners, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Master Portfolio.

On an annual basis, the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Master Investment Trust, LLC (together, the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and investment performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's and Master Portfolio's other service agreements with affiliates of Ameriprise Financial. In addition. the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
39

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written. including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund and Master Portfolio.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund and Master Portfolio continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Master Portfolio, as well as the experience of the personnel that manage the Master Portfolio. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that, other than for the change in the subadvisory fee rate, no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the investment performance (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund and Master Portfolio. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, investment performance of the F nd and Master Portfolio, the performance of a benchmark index, the percentage ranking of among its comparison group and the net assets of the Fund and Master Portfolio. The Board observed that investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund and Master Portfolio

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment

Semiannual Report 2012
40

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the management and subadvisory fees were fair and reasonable in light of the extent and quality of services received.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund and Master Portfolio. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds and/or the Master Portfolio. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund and Master Portfolio grow and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2012
44

Columbia International Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
45

Columbia International Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1685 D (10/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2012